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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds Growth Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Artio Foreign Portfolio
ING BlackRock Health Sciences Opportunities Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING Clarion Global Real Estate Portfolio
ING Clarion Real Estate Portfolio
ING DFA Global Allocation Portfolio
ING DFA World Equity Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING Invesco Van Kampen Growth and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING Large Cap Growth Portfolio
ING Large Cap Value Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marsico Growth Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Morgan Stanley Global Franchise Portfolio
ING Oppenheimer Active Allocation Portfolio
ING PIMCO High Yield Portfolio
ING PIMCO Total Return Bond Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Retirement Conservative Portfolio
ING Retirement Growth Portfolio
ING Retirement Moderate Growth Portfolio
ING Retirement Moderate Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price International Stock Portfolio
ING Templeton Global Growth Portfolio
ING U.S. Stock Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
21,675,387	@	American Funds Asset Allocation Fund - Class 1 Shares	$387,339,163	100.0
		Total Investments in Master Fund
		(Cost $289,088,941)	$387,339,163	100.0
		Liabilities in Excess of Other Assets	(32,478)	—
		Net Assets	$387,306,685	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $296,906,008.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$90,433,155
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$90,433,155

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$387,339,163	$—	$—	$387,339,163
Total Investments, at value	$387,339,163	$—	$—	$387,339,163

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.1%
41,331,873	@	American Funds Bond Fund - Class 1 Shares	$460,850,379	100.1
		Total Investments in Master Fund
		(Cost $428,943,449)	$460,850,379	100.1
		Liabilities in Excess of Other Assets	(558,216)	(0.1)
		Net Assets	$460,292,163	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $428,943,449.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$31,906,930
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$31,906,930

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$460,850,379	$—	$—	$460,850,379
Total Investments, at value	$460,850,379	$—	$—	$460,850,379

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth And Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.8%
947,666	@	American Funds Global Growth and Income Fund- Class 1 Shares	$9,467,180	99.8
		Total Investments in Master Fund
		(Cost $9,265,035)	$9,467,180	99.8
		Assets in Excess of Other Liabilities	22,499	0.2
		Net Assets	$9,489,679	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $9,481,990.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(14,810)
		Net Unrealized Depreciation	$(14,810)

PORTFOLIO OF INVESTMENTS
ING American Funds Global Growth And Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$9,467,180	$—	$—	$9,467,180
Total Investments, at value	$9,467,180	$—	$—	$9,467,180

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.1%
36,539,165	@	American Funds Growth Fund - Class 2 Shares	$2,166,407,070	100.1
		Total Investments in Master Fund
		(Cost $2,031,218,140)	$2,166,407,070	100.1
		Liabilities in Excess of Other Assets	(2,227,603)	(0.1)
		Net Assets	$2,164,179,467	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $2,064,290,651.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$102,116,419
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$102,116,419

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$2,166,407,070	$—	$—	$2,166,407,070
Total Investments, at value	$2,166,407,070	$—	$—	$2,166,407,070

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth And Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.6%
436,923	@	American Funds International Growth and Income Fund - Class 1 Shares	$6,523,268	99.6
		Total Investments in Master Fund
		(Cost $6,469,884)	$6,523,268	99.6
		Assets in Excess of Other Liabilities	24,280	0.4
		Net Assets	$6,547,548	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $6,623,522.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(100,254)
		Net Unrealized Depreciation	$(100,254)

PORTFOLIO OF INVESTMENTS
ING American Funds International Growth And Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$6,523,268	$—	$—	$6,523,268
Total Investments, at value	$6,523,268	$—	$—	$6,523,268

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
65,432,363	@	American Funds International Fund - Class 1 Shares	$1,113,004,487	100.0
		Total Investments in Master Fund
		(Cost $1,279,516,648)	$1,113,004,487	100.0
		Liabilities in Excess of Other Assets	(77,295)	—
		Net Assets	$1,112,927,192	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $1,303,243,981.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(190,239,494)
		Net Unrealized Depreciation	$(190,239,494)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$1,113,004,487	$—	$—	$1,113,004,487
Total Investments, at value	$1,113,004,487	$—	$—	$1,113,004,487

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
UNDERLYING FUNDS: 100.0%
4,767,702	@	American Funds Bond Fund - Class 1 Shares	$53,159,881	26.9
700,139	@	American Funds Global Small Capitalization Fund - Class 1 Shares	13,841,754	7.0
1,058,516	@	American Funds Growth Fund - Class 1 Shares	63,278,091	32.0
529,741	@	American Funds High-Income Bond Fund - Class 1 Shares	5,917,202	3.0
2,209,462	@	American Funds International Fund - Class 1 Shares	37,737,618	19.1
1,084,660	@	American Funds New World Fund - Class 1 Shares	23,808,285	12.0
		Total Investments in Underlying Funds
		(Cost $190,307,961)	$197,742,831	100.0
		Liabilities in Excess of Other Assets	(88,946)	—
		Net Assets	$197,653,885	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $190,604,201.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,746,778
		Gross Unrealized Depreciation	(1,608,148)
		Net Unrealized Appreciation	$7,138,630

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Underlying Funds	$197,742,831	$—	$—	$197,742,831
Total Investments, at value	$197,742,831	$—	$—	$197,742,831

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.2%
		Australia: 0.7%
118,159		Newcrest Mining Ltd.	$3,634,184	0.7
		Canada: 5.7%
112,697		Barrick Gold Corp.	4,897,905	0.9
77,487		Cenovus Energy, Inc.	2,788,895	0.5
313,209	@	Ivanhoe Mines Ltd.	4,926,812	1.0
162,249		Potash Corp. of Saskatchewan, Inc.	7,407,709	1.4
311,587		Suncor Energy, Inc.	10,180,581	1.9
			30,201,902	5.7
		China: 6.7%
582,000	L	Agricultural Bank of China Ltd.	249,594	0.0
84,500	L	Anhui Conch Cement Co., Ltd.	268,182	0.1
54,400	@	Baidu.com ADR	7,929,888	1.5
2,448,000		Bank of China Ltd.	988,225	0.2
673,000		Bank of Communications Co., Ltd.	508,595	0.1
1,779,030		Belle International Holdings	3,201,728	0.6
725,980	L	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	965,316	0.2
410,000		China Citic Bank	246,592	0.0
2,325,000		China Construction Bank	1,794,480	0.3
105,500		China Merchants Bank Co., Ltd.	215,642	0.0
111,000		China Mobile Ltd.	1,222,285	0.2
482,000	L	China National Building Material Co., Ltd.	608,381	0.1
994,000		China Petroleum & Chemical Corp.	1,082,248	0.2
470,000		China Resources Enterprise	1,641,046	0.3
473,000		CNOOC Ltd.	968,218	0.2
62,343	@, L	Ctrip.com International Ltd. ADR	1,349,102	0.3
1,908,000		Dongfeng Motor Group Co., Ltd.	3,458,678	0.7
170,000		Golden Eagle Retail Group Ltd.	435,481	0.1
2,256,000		Industrial and Commercial Bank of China Ltd.	1,455,306	0.3
844,000		Intime Department Store Group Co. Ltd.	1,056,973	0.2
966,000		PetroChina Co., Ltd.	1,360,266	0.3
61,900		Tencent Holdings Ltd.	1,727,906	0.3
320,000	L	Tingyi Cayman Islands Holding Corp.	924,310	0.2
705,250		Wumart Stores, Inc.	1,555,275	0.3
			35,213,717	6.7
		Czech Republic: 1.5%
40,149		Komercni Banka AS	8,052,370	1.5
		Denmark: 2.1%
78,507		Novo-Nordisk A/S	10,901,455	2.1
		Finland: 0.4%
94,735		Fortum OYJ	2,300,146	0.4
		France: 8.2%
52,140		BNP Paribas	2,480,323	0.5
105,243		Cie Generale D’Optique Essilor International S.A.	9,383,155	1.8
59,363		Eutelsat Communications	2,195,629	0.4
72,332		Gaz de France	1,869,683	0.3
90,921		Groupe Danone	6,342,286	1.2
14,942		Iliad SA	2,060,049	0.4
38,640		LVMH Moet Hennessy Louis Vuitton S.A.	6,649,375	1.2
11,105		PPR	1,910,569	0.4
53,088		Sanofi-Aventis	4,119,200	0.8
73,613		Schneider Electric S.A.	4,815,849	0.9
50,015		Societe Generale	1,467,590	0.3
			43,293,708	8.2
		Germany: 7.5%
22,825		Bayerische Motoren Werke AG	2,053,266	0.4
18,478		Brenntag AG	2,262,416	0.4
42,372		DaimlerChrysler AG	2,555,055	0.5
59,213		Deutsche Bank AG	2,948,178	0.5
49,550		Deutsche Post AG	953,789	0.2
123,409		Deutsche Telekom AG	1,486,860	0.3
71,881		E.ON AG	1,722,065	0.3
143,078		Fraport AG Frankfurt Airport Services Worldwide	8,960,351	1.7
83,888		Fresenius AG	8,602,341	1.6
16,197		Henkel KGaA	1,010,823	0.2
47,670		Henkel KGaA - Vorzug	3,493,449	0.7
29,933		RWE AG	1,429,432	0.3
27,526		SAP AG	1,922,582	0.4
			39,400,607	7.5
		Hong Kong: 2.7%
57,000		Cheung Kong Holdings Ltd.	737,125	0.1
675,815		China Merchants Holdings International Co., Ltd.	2,263,431	0.4
1,497,000		Hang Lung Properties Ltd.	5,501,849	1.0
1,492,779		Lenovo Group Ltd.	1,346,692	0.3
1,482,578		Li & Fung Ltd.	3,392,969	0.7
320,000		Zhuzhou CSR Times Electric Co., Ltd.	818,643	0.2
			14,060,709	2.7
		India: 0.7%
76,277		Adani Enterprises Ltd.	457,284	0.1
68,949		Jsw Steel Ltd.	976,708	0.2
368,747		Mundra Port and Special Economic Zone Ltd.	936,155	0.2

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		India (continued)
29,243		State Bank of India Ltd.	$1,203,578	0.2
			3,573,725	0.7
		Israel: 0.7%
79,346		Teva Pharmaceutical Industries Ltd. ADR	3,575,331	0.7
		Italy: 0.5%
739,010		Intesa Sanpaolo S.p.A.	1,324,605	0.2
30,721		Saipem S.p.A.	1,587,222	0.3
			2,911,827	0.5
		Japan: 12.6%
44,116		Aisin Seiki Co., Ltd.	1,568,994	0.3
44,767		Canon, Inc.	2,141,477	0.4
12,900	L	Daikin Industries Ltd.	353,922	0.1
24,594	L	Fanuc Ltd.	4,405,159	0.8
177,720	L	Honda Motor Co., Ltd.	6,844,743	1.3
652,717		Isuzu Motors Ltd.	3,851,273	0.7
272,646		Itochu Corp.	2,987,337	0.6
278	L	KDDI Corp.	1,808,820	0.3
227,828	L	Komatsu Ltd.	6,551,074	1.2
129,664	L	Mitsubishi Corp.	3,034,393	0.6
183,286		Mitsubishi Electric Corp.	1,636,669	0.3
79,300	L	Mitsui & Co., Ltd.	1,308,790	0.3
401,771		Nissan Motor Co., Ltd.	4,319,857	0.8
19,300		Nitto Denko Corp.	787,040	0.2
18,911		SMC Corp.	3,026,340	0.6
59,000		Softbank Corp.	1,756,499	0.3
127,447		Suzuki Motor Corp.	3,070,835	0.6
222,435		Toyota Motor Corp.	9,678,615	1.8
140,600		Uni-Charm Corp.	7,422,298	1.4
			66,554,135	12.6
		Lebanon: 0.2%
89,753	#, L	Solidere GDR	1,270,005	0.2
		Luxembourg: 0.9%
997,025		L’Occitane International SA	2,364,261	0.4
102,474		SES S.A.	2,543,348	0.5
			4,907,609	0.9
		Macau: 1.2%
964,800		Sands China Ltd.	3,767,214	0.7
964,500	L	Wynn Macau Ltd.	2,818,967	0.5
			6,586,181	1.2
		Mexico: 0.4%
453,442		Grupo Financiero Banorte SA de CV	2,015,605	0.4
		Netherlands: 4.0%
29,542		ASML Holding NV	1,480,102	0.3
78,970		Reed Elsevier NV	1,008,353	0.2
398,359		Royal Dutch Shell PLC - Class A	13,932,965	2.6
130,877		Unilever NV	4,453,035	0.8
9,334	@	Ziggo NV	291,178	0.1
			21,165,633	4.0
		Nigeria: 0.8%
6,854,228		Nigerian Breweries PLC	4,237,712	0.8
		Romania: 1.2%
1,418,538		BRD-Groupe Societe Generale	4,598,077	0.9
14,656,000		OMV Petrom SA	1,848,919	0.3
			6,446,996	1.2
		Russia: 2.5%
66,654		Pharmstandard	4,093,165	0.8
2,864,225		Sberbank of Russian Federation	9,243,264	1.7
			13,336,429	2.5
		South Korea: 1.2%
5,588		Samsung Electronics Co., Ltd.	6,303,570	1.2
		Spain: 0.6%
233,741		Banco Santander Central Hispano S.A.	1,797,490	0.3
87,245		Banco Bilbao Vizcaya Argentaria S.A.	695,443	0.1
140,471		Iberdrola S.A.	797,711	0.2
			3,290,644	0.6
		Sweden: 1.4%
108,497		Atlas Copco AB - Class A	2,624,983	0.5
88,701	L	Elekta AB	4,490,042	0.8
75,339		TeliaSonera AB	525,616	0.1
			7,640,641	1.4
		Switzerland: 7.6%
74,906		ABB Ltd.	1,532,996	0.3
28,917		Dufry Group	3,779,103	0.7
4,557		Flughafen Zuerich AG	1,763,682	0.3
65,199		Nestle S.A.	4,102,098	0.8
132,628		Novartis AG	7,341,977	1.4
20,581		Roche Holding AG - Genusschein	3,581,719	0.7
7,784		Swatch Group AG - BR	3,578,387	0.7
46,244		Swiss Re Ltd.	2,953,128	0.6
20,476		Syngenta AG	7,055,664	1.3
156,513		UBS AG - Reg	2,193,493	0.4
7,550		Zurich Financial Services AG	2,029,265	0.4
			39,911,512	7.6
		Taiwan: 1.0%
284,000		Hon Hai Precision Industry Co., Ltd.	1,105,659	0.2
1,476,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,243,465	0.8
			5,349,124	1.0
		United Arab Emirates: 0.9%
456,876		Dragon Oil Plc	4,566,395	0.9
		United Kingdom: 16.3%
83,944		Amec PLC	1,489,224	0.3
286,881		ARM Holdings PLC	2,706,557	0.5
381,231		Barclays PLC	1,436,643	0.3
549,399		BG Group PLC	12,738,639	2.4
315,811		BHP Billiton PLC	9,678,644	1.8
180,167		Centrica PLC	912,093	0.2
210,656		Compass Group PLC	2,208,402	0.4
172,911		CRH PLC	3,542,571	0.7
261,924		Diageo PLC	6,305,988	1.2
285,161		GlaxoSmithKline PLC	6,374,961	1.2

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
259,031		Hikma Pharmaceuticals PLC	$2,813,203	0.5
707,074		HSBC Holdings PLC	6,280,337	1.2
264,160		National Grid PLC	2,662,412	0.5
143,570	@	Premier Oil PLC	901,939	0.2
58,906		Reckitt Benckiser PLC	3,332,758	0.6
22,633		Rio Tinto PLC	1,254,474	0.3
279,754		Rolls-Royce Holdings PLC	3,634,247	0.7
106,295		Tesco PLC	561,023	0.1
3,863,192		Vodafone Group PLC	10,655,934	2.0
266,767		WPP PLC	3,647,517	0.7
159,607		Xstrata PLC	2,734,343	0.5
			85,871,909	16.3
		Total Common Stock
		(Cost $454,019,373)	476,573,781	90.2
PREFERRED STOCK: 0.6%
		Germany: 0.6%
18,818		Volkswagen AG	3,309,409	0.6
		Total Preferred Stock
		(Cost $3,027,249)	3,309,409	0.6

Principal Amount†			Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.3%
		Ireland: 0.3%
231,829	@, Z	Ryanair Holdings Equity-Linked Notes (Counterparty: Barclays Bank PLC), 11/02/12	$1,383,943	0.3
		Total Structured Products
		(Cost $1,092,749)	1,383,943	0.3
		Total Long-Term Investments
		(Cost $458,139,371)	481,267,133	91.1
SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateral(cc)(1): 4.7%
1,236,206		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,236,222, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,260,930, due 01/01/22-03/01/42)	1,236,206	0.3
5,871,971		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $5,872,053, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,989,410, due 03/31/12-04/01/42)	5,871,971	1.1
5,871,971		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $5,872,058, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $5,989,410, due 03/01/18-04/15/43)	5,871,971	1.1
5,871,971		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $5,872,068, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $5,989,410, due 07/19/12-04/01/42)	5,871,971	1.1
5,871,971		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $5,872,043, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $5,989,411, due 10/01/20-12/01/40)	5,871,971	1.1
			24,724,090	4.7

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
10,779,033		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,779,033)	$10,779,033	2.0
		Total Short-Term Investments
		(Cost $35,503,123)	35,503,123	6.7
		Total Investments in Securities (Cost $493,642,494)	$516,770,256	97.8
		Assets in Excess of Other Liabilities	11,559,683	2.2
		Net Assets	$528,329,939	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $501,828,719.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$43,346,757
		Gross Unrealized Depreciation	(28,405,220)
		Net Unrealized Appreciation	$14,941,537

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	16.4%
Consumer Staples	8.6
Energy	10.1
Financials	11.7
Health Care	12.4
Industrials	10.7
Information Technology	5.9
Materials	9.4
Telecommunication Services	0.1
Telecommunications	3.6
Utilities	2.2
Short-Term Investments	6.7
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Artio Foreign Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$3,634,184	$—	$3,634,184
Canada	30,201,902	—	—	30,201,902
China	9,278,990	25,934,727	—	35,213,717
Czech Republic	—	8,052,370	—	8,052,370
Denmark	—	10,901,455	—	10,901,455
Finland	—	2,300,146	—	2,300,146
France	—	43,293,708	—	43,293,708
Germany	—	39,400,607	—	39,400,607
Hong Kong	—	14,060,709	—	14,060,709
India	—	3,573,725	—	3,573,725
Israel	3,575,331	—	—	3,575,331
Italy	—	2,911,827	—	2,911,827
Japan	—	66,554,135	—	66,554,135
Lebanon	1,270,005	—	—	1,270,005
Luxembourg	—	4,907,609	—	4,907,609
Macau	—	6,586,181	—	6,586,181
Mexico	2,015,605	—	—	2,015,605
Netherlands	291,178	20,874,455	—	21,165,633
Nigeria	4,237,712	—	—	4,237,712
Romania	—	6,446,996	—	6,446,996
Russia	13,336,429	—	—	13,336,429
South Korea	—	6,303,570	—	6,303,570
Spain	—	3,290,644	—	3,290,644
Sweden	—	7,640,641	—	7,640,641
Switzerland	—	39,911,512	—	39,911,512
Taiwan	—	5,349,124	—	5,349,124
United Arab Emirates	—	4,566,395	—	4,566,395
United Kingdom	—	85,871,909	—	85,871,909
Total Common Stock	64,207,152	412,366,629	—	476,573,781
Preferred Stock	—	3,309,409	—	3,309,409
Structured Products	—	1,383,943	—	1,383,943
Short-Term Investments	10,779,033	24,724,090	—	35,503,123
Total Investments, at value	$74,986,185	$441,784,071	$—	$516,770,256
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(259,323)	$—	$(259,323)
Total Liabilities	$—	$(259,323)	$—	$(259,323)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Artio Foreign Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	British Pound	3,449,995	Sell	06/20/12	$5,464,914	$5,515,193	$(50,279)
Credit Suisse First Boston	EU Euro	823,574	Sell	06/20/12	1,091,367	1,098,886	(7,519)
Deutsche Bank AG	EU Euro	12,869,158	Sell	06/20/12	17,069,137	17,171,195	(102,058)
Goldman Sachs & Co.	Swiss Franc	4,869,340	Sell	06/20/12	5,350,688	5,399,705	(49,017)
UBS Warburg LLC	Swiss Franc	5,011,702	Sell	06/20/12	5,507,123	5,557,573	(50,450)
							$(259,323)

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Staples: 0.7%
37,000		CVS Caremark Corp.	$1,657,600	0.7
		Health Care: 97.1%
61,400	@	3SBio, Inc. ADR ADR	908,720	0.4
83,800		Abbott Laboratories	5,136,102	2.3
26,100	@	Acadia Healthcare Co., Inc.	425,430	0.2
37,000	@	Achillion Pharmaceuticals, Inc.	354,460	0.2
83,400	@	Acorda Therapeutics, Inc.	2,214,270	1.0
96,243		Aetna, Inc.	4,827,549	2.1
22,800	@	Affymax, Inc.	267,672	0.1
55,415		Agilent Technologies, Inc.	2,466,522	1.1
23,900	@	Alere, Inc.	621,639	0.3
74,396	@	Alexion Pharmaceuticals, Inc.	6,908,412	3.1
11,000	@, L	Algeta ASA	277,616	0.1
62,874	@	Align Technology, Inc.	1,732,179	0.8
58,818		Allergan, Inc.	5,613,002	2.5
6,800	@	AMERIGROUP Corp.	457,504	0.2
29,500		AmerisourceBergen Corp.	1,170,560	0.5
95,419		Amgen, Inc.	6,487,538	2.9
70,100	@	Amylin Pharmaceuticals, Inc.	1,749,696	0.8
4,000	@	Ardea Biosciences, Inc.	87,040	0.0
156,866	@	Ariad Pharmaceuticals, Inc.	2,502,013	1.1
42,000	@	Arqule, Inc.	294,420	0.1
11,606	@	Auxilium Pharmaceuticals, Inc.	215,523	0.1
79,400		Baxter International, Inc.	4,746,532	2.1
7,100		Becton Dickinson & Co.	551,315	0.2
46,740	@	Biogen Idec, Inc.	5,887,838	2.6
31,900	@	BioMarin Pharmaceuticals, Inc.	1,092,575	0.5
67,734		Bristol-Myers Squibb Co.	2,286,022	1.0
29,500	@	Brookdale Senior Living, Inc.	552,240	0.2
57,647		Cardinal Health, Inc.	2,485,162	1.1
53,562	@	Celgene Corp.	4,152,126	1.8
9,500	@	Centene Corp.	465,215	0.2
5,300	@	Cepheid, Inc.	221,699	0.1
24,000	@	Cerner Corp.	1,827,840	0.8
25,600	@, L	ChemoCentryx, Inc.	272,896	0.1
40,900		Cigna Corp.	2,014,325	0.9
32,200	@	Coventry Health Care, Inc.	1,145,181	0.5
92,110		Covidien PLC	5,036,575	2.2
16,900		CSL Ltd.	629,328	0.3
43,100	@	Cubist Pharmaceuticals, Inc.	1,864,075	0.8
91,500	@, L	Dendreon Corp.	974,932	0.4
64,500		Densply International, Inc.	2,588,385	1.2
232,100	@	Elan Corp. PLC ADR	3,483,821	1.5
12,300		Elekta AB	622,625	0.3
126,400		Eli Lilly & Co.	5,090,128	2.3
33,600	@	Endo Pharmaceuticals Holdings, Inc.	1,301,328	0.6
168,100	@	Exelixis, Inc.	870,758	0.4
31,900	@	Express Scripts, Inc.	1,728,342	0.8
11,100	@	Genomic Health, Inc.	339,771	0.2
99,834	@	Gilead Sciences, Inc.	4,876,891	2.2
23,100	@	Given Imaging Ltd.	432,663	0.2
98,000		GlaxoSmithKline PLC	2,190,854	1.0
36,000	@	HCA Holdings, Inc.	890,640	0.4
15,600	@	Henry Schein, Inc.	1,180,608	0.5
219,600	@	Hologic, Inc.	4,732,380	2.1
61,700	@, L	Human Genome Sciences, Inc.	508,408	0.2
35,716		Humana, Inc.	3,303,016	1.5
56,200	@, L	Incyte Corp., Ltd.	1,084,660	0.5
6,996	@	Intuitive Surgical, Inc.	3,790,083	1.7
110,800		Johnson & Johnson	7,308,368	3.2
5,000	@	Laboratory Corp. of America Holdings	457,700	0.2
47,291	@	Life Technologies Corp.	2,308,747	1.0
30,100	@	Luminex Corp.	702,835	0.3
41,631		McKesson Corp.	3,653,953	1.6
15,761	@	Medco Health Solutions, Inc.	1,107,998	0.5
1,546,390	@	Medipattern Corp.	240,303	0.1
37,000	@	Medivation, Inc.	2,764,640	1.2
7,100	@	Mednax, Inc.	528,027	0.2
144,288		Medtronic, Inc.	5,654,647	2.5
144,600		Merck & Co., Inc.	5,552,640	2.5
18,800		Merck KGaA	2,080,418	0.9
6,000	@	Mettler Toledo International, Inc.	1,108,500	0.5
28,700	@	Momenta Pharmaceuticals, Inc.	439,684	0.2
47,800	@	Mylan Laboratories	1,120,910	0.5
32,800	@	Natus Medical, Inc.	391,304	0.2
20,200		Novartis AG	1,118,225	0.5
23,100	@	Onyx Pharmaceuticals, Inc.	870,408	0.4
261,530		Pfizer, Inc.	5,926,270	2.6
68,808	@, L	Pharmacyclics, Inc.	1,910,110	0.9
46,400		Quest Diagnostics	2,837,360	1.3
7,600	@	Regeneron Pharmaceuticals, Inc.	886,312	0.4
18,700	@	Rigel Pharmaceuticals, Inc.	150,535	0.1
18,900		Roche Holding AG - Genusschein	3,289,174	1.4
69,900		Sanofi-Aventis	5,423,676	2.4
6,300		Shire PLC ADR	596,925	0.3
15,600	@	Sirona Dental Systems, Inc.	804,024	0.4
58,691		St. Jude Medical, Inc.	2,600,598	1.2
90,400		Stewart Enterprises, Inc.	548,728	0.2
55,600		Stryker Corp.	3,084,688	1.4
15,700	@	SXC Health Solutions Corp.	1,176,872	0.5
123,600	@	Synta Pharmaceuticals Corp.	537,660	0.2
49,300		Teva Pharmaceutical Industries Ltd. ADR	2,221,458	1.0
27,100	@, L	Theravance, Inc.	528,450	0.2
28,900		Thermo Fisher Scientific, Inc.	1,629,382	0.7

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
24,700		UCB S.A.	$1,066,108	0.5
144,493		UnitedHealth Group, Inc.	8,516,417	3.8
19,900		Universal Health Services, Inc.	834,009	0.4
22,800	@	Valeant Pharmaceuticals International, Inc.	1,224,132	0.5
8,300	@	Varian Medical Systems, Inc.	572,368	0.3
72,500	@	VCA Antech, Inc.	1,682,725	0.7
24,500	@	Verastem, Inc.	267,785	0.1
28,920	@	Vertex Pharmaceuticals, Inc.	1,186,009	0.5
32,000	@	Viropharma, Inc.	962,240	0.4
4,700	@	Vocera Communications, Inc.	109,980	0.1
22,732	@	Waters Corp.	2,106,347	0.9
11,900	@	Watson Pharmaceuticals, Inc.	798,014	0.4
77,600		WellPoint, Inc.	5,726,880	2.5
34,900		Zimmer Holdings, Inc.	2,243,372	1.0
			218,797,019	97.1
		Industrials: 1.9%
56,800		Danaher Corp.	3,180,800	1.4
56,700		Koninklijke Philips Electronics NV	1,150,788	0.5
			4,331,588	1.9
		Total Common Stock
		(Cost $203,978,800)	224,786,207	99.7
WARRANTS: 0.0%
		Health Care: 0.0%
133,228	@	Novavax, Inc.	22,649	0.0
		Total Warrants
		(Cost $–)	22,649	0.0
		Total Long-Term Investments
		(Cost $203,978,800)	224,808,856	99.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateral(cc)(1): 1.8%
994,233		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $994,246, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,014,118, due 01/01/22-03/01/42)	$994,233	0.4
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	1,000,000	0.4
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	1,000,000	0.5
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,020,000, due 07/19/12-04/01/42)	1,000,000	0.5
			3,994,233	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
8,434,296		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,434,296)	$8,434,296	3.7
		Total Short-Term Investments
		(Cost $12,428,529)	12,428,529	5.5
		Total Investments in Securities (Cost $216,407,329)	$237,237,385	105.2
		Liabilities in Excess of Other Assets	(11,819,045)	(5.2)
		Net Assets	$225,418,340	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $217,689,294.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$23,079,947
		Gross Unrealized Depreciation	(3,531,856)
		Net Unrealized Appreciation	$19,548,091

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Staples	$1,657,600	$—	$—	$1,657,600
Health Care	202,098,995	16,698,024	—	218,797,019
Industrials	3,180,800	1,150,788	—	4,331,588
Total Common Stock	206,937,395	17,848,812	—	224,786,207
Warrants	—	22,649	—	22,649
Short-Term Investments	8,434,296	3,994,233	—	12,428,529
Total Investments, at value	$215,371,691	$21,865,694	$—	$237,237,385
Other Financial Instruments+
Forward Foreign Currency Contracts	—	125,564	—	125,564
Total Assets	$215,371,691	$21,991,258	$—	$237,362,949
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(992,979)	$—	$(992,979)
Total Liabilities	$—	$(992,979)	$—	$(992,979)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING BlackRock Health Sciences Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swiss Franc	1,969,000	Buy	04/11/12	$2,148,152	$2,181,518	$33,366
Citigroup, Inc.	Australian Dollar	502,000	Buy	04/11/12	534,200	519,352	(14,848)
Citigroup, Inc.	British Pound	1,305,000	Buy	04/11/12	2,058,667	2,087,185	28,518
Citigroup, Inc.	EU Euro	744,000	Buy	04/11/12	976,522	992,322	15,800
Citigroup, Inc.	Swiss Franc	3,025,000	Buy	04/11/12	3,314,876	3,351,494	36,618
Deutsche Bank AG	Canadian Dollar	110,000	Buy	04/11/12	110,931	110,257	(674)
Royal Bank of Scotland Group PLC	British Pound	140,000	Buy	04/11/12	220,061	223,912	3,851
UBS Warburg LLC	EU Euro	7,000	Buy	04/11/12	9,279	9,336	57
							$102,688
Deutsche Bank AG	Swedish Krona	1,575,000	Sell	04/11/12	$227,502	$237,958	$(10,456)
Citigroup, Inc.	EU Euro	469,000	Sell	04/11/12	622,428	625,536	(3,108)
Citigroup, Inc.	EU Euro	259,000	Sell	04/11/12	340,792	345,445	(4,653)
Citigroup, Inc.	Swiss Franc	1,027,000	Sell	04/11/12	1,123,416	1,137,846	(14,430)
Citigroup, Inc.	Australian Dollar	123,000	Sell	04/11/12	127,849	127,252	597
Citigroup, Inc.	Australian Dollar	422,000	Sell	04/11/12	440,765	436,586	4,179
Citigroup, Inc.	EU Euro	150,000	Sell	04/11/12	190,967	200,064	(9,097)
Citigroup, Inc.	British Pound	124,000	Sell	04/11/12	190,127	198,323	(8,196)
Citigroup, Inc.	Swedish Krona	182,000	Sell	04/11/12	26,162	27,498	(1,336)
Citigroup, Inc.	Swiss Franc	375,000	Sell	04/11/12	394,667	415,474	(20,807)
Citigroup, Inc.	EU Euro	107,000	Sell	04/11/12	135,615	142,713	(7,098)
Citigroup, Inc.	Swedish Krona	2,042,000	Sell	04/11/12	292,412	308,516	(16,104)
Citigroup, Inc.	Australian Dollar	506,000	Sell	04/11/12	526,068	523,490	2,578
Goldman Sachs & Co.	British Pound	2,671,000	Sell	04/11/12	4,089,889	4,271,933	(182,044)
Goldman Sachs & Co.	EU Euro	6,311,000	Sell	04/11/12	8,079,172	8,417,394	(338,222)
UBS Warburg LLC	Canadian Dollar	280,000	Sell	04/11/12	274,257	280,655	(6,398)
UBS Warburg LLC	Swiss Franc	7,413,000	Sell	04/11/12	7,857,590	8,213,098	(355,508)
							$(970,103)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
			Financials: 0.2%
590,000			Bear Stearns Cos., Inc., 4.730%, 03/10/14	$613,152	0.1
445,000			International Bank for Reconstruction & Development, 4.095%, 12/10/13	443,482	0.0
800,000			SLM Corp., 5.045%, 01/31/14	827,320	0.1
			Total Corporate Bonds/Notes
			(Cost $1,778,646)	1,883,954	0.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
199,908			GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	202,167	0.0
			Total Collateralized Mortgage Obligations
			(Cost $191,700)	202,167	0.0
ASSET-BACKED SECURITIES: 0.0%
			Other Asset-Backed Securities: 0.0%
72,311			Countrywide Asset-Backed Certificates, 0.292%, 07/25/37	70,851	0.0
			Total Asset-Backed Securities
			(Cost $70,154)	70,851	0.0
FOREIGN GOVERNMENT BONDS: 18.1%
EUR	13,616,846		Deutsche Bundesrepublik Inflation Linked, 1.750%, 04/15/20	21,249,900	2.1
EUR	48,723,050		Deutsche Bundesrepublik Inflation Linked, 1.500%, 04/15/16	72,151,234	7.0
EUR	144,270		European Financial Stability Facility, 1.000%, 03/12/14	192,109	0.0
EUR	64,207,150		France Government Bond OAT, 1.600%, 07/25/15	93,222,866	9.0
EUR	28,854	+	Hellenic Republic Government Bond, 2.000%, 02/24/23	9,920	0.0
EUR	28,854	+	Hellenic Republic Government Bond, 2.000%, 02/24/24	9,531	0.0
EUR	28,854	+	Hellenic Republic Government Bond, 2.000%, 02/24/25	9,069	0.0
EUR	28,854	+	Hellenic Republic Government Bond, 2.000%, 02/24/26	8,952	0.0
EUR	28,854	+	Hellenic Republic Government Bond, 2.000%, 02/24/27	8,655	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/28	8,784	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/29	8,496	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/30	8,494	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/31	8,338	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/32	8,519	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/33	8,110	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/34	8,123	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/35	8,151	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/36	8,139	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/37	8,326	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/38	8,121	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/39	8,129	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/40	8,137	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/41	8,342	0.0
EUR	30,777	+	Hellenic Republic Government Bond, 2.000%, 02/24/42	8,359	0.0
EUR	605,900		Hellenic Republic Government Bond, 10/15/42	5,272	0.0
			Total Foreign Government Bonds
			(Cost $185,945,871)	186,992,076	18.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.5%
			Federal Home Loan Mortgage Corporation: 7.0%##
20,841,449			4.500%, due 05/01/39	22,118,408	2.1
47,318,633			4.500%, due 08/01/39	50,217,853	4.9
				72,336,261	7.0
			Federal National Mortgage Association: 7.0%##
69,216,122			4.000%, due 12/01/41	72,672,044	7.0

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association: 5.5%
54,800,000		3.500%, due 03/15/42	$57,132,565	5.5
		Total U.S. Government Agency Obligations
		(Cost $201,708,292)	202,140,870	19.5
U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 53.6%
64,448,400		0.125%, due 04/15/16	69,960,972	6.7
15,030,000		0.125%, due 01/15/22	15,411,776	1.5
36,801,800		0.500%, due 04/15/15	40,843,743	3.9
660,000		0.625%, due 04/15/13	726,627	0.1
342,900		0.625%, due 07/15/21	373,136	0.0
24,785,000		0.750%, due 02/15/42	23,679,429	2.3
620,000		1.125%, due 01/15/21	723,230	0.1
5,820,000		1.250%, due 04/15/14	6,615,190	0.6
455,000		1.250%, due 07/15/20	540,140	0.0
3,183,000		1.375%, due 07/15/18	3,832,971	0.4
585,000		1.375%, due 01/15/20	704,349	0.1
2,155,000		1.625%, due 01/15/15	2,788,767	0.3
1,381,000		1.625%, due 01/15/18	1,717,833	0.2
28,689,000		1.750%, due 01/15/28	37,063,791	3.6
31,715,000		1.875%, due 07/15/13	41,216,716	4.0
17,633,100		1.875%, due 07/15/15	22,936,736	2.2
824,000		1.875%, due 07/15/19	1,039,771	0.1
29,422,000		2.000%, due 04/15/12	32,925,281	3.2
24,340,000		2.000%, due 01/15/14	31,927,200	3.1
3,804,500		2.000%, due 07/15/14	4,985,898	0.5
6,295,000		2.000%, due 01/15/16	8,125,270	0.8
8,935,000		2.000%, due 01/15/26	12,511,000	1.2
755,000		2.125%, due 01/15/19	954,125	0.1
14,181,300		2.125%, due 02/15/40	19,542,652	1.9
18,790,700		2.125%, due 02/15/41	25,637,896	2.5
2,290,000		2.375%, due 01/15/17	3,017,085	0.3
38,116,500		2.375%, due 01/15/25	58,321,093	5.6
15,357,000		2.375%, due 01/15/27	22,155,869	2.1
12,455,000		2.500%, due 07/15/16	16,333,733	1.6
15,930,000		2.500%, due 01/15/29	22,209,979	2.1
1,550,000		2.625%, due 07/15/17	2,038,958	0.2
7,590,000		3.000%, due 07/15/12	9,789,601	0.9
2,780,000		3.375%, due 04/15/32	5,405,755	0.5
455,000		3.625%, due 04/15/28	941,275	0.1
3,918,000		3.875%, due 04/15/29	8,326,889	0.8
		Total U.S. Treasury Obligations
		(Cost $552,826,228)	555,324,736	53.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Exchange Traded Futures Contracts: 0.0%
171		U.S. Treasury 20-Year Note June, Strike @ 145.000, Exp. 05/25/12	$40,079	0.0
		Options on Interest Rate Swaptions: 0.1%
9,000,000		Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike @ 3.900%, Exp. 09/09/13 Counterparty: Citigroup, Inc.	125,454	0.0
12,600,000		Put OTC Swaption, 3-month USD-LIBOR-BBA, Portfolio Pays, Strike @ 2.600%, Exp. 09/19/12 Counterparty: Deutsche Bank AG	226,984	0.1
			352,438	0.1
		Total Purchased Options
		(Cost $847,907)	392,517	0.1
		Total Long-Term Investments
		(Cost $943,368,798)	947,007,171	91.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		Foreign Government Securities: 0.0%
144,270		European Financial Stability Facility	$192,013	0.0
28,758	Z	European Financial Stability Facility Treasury Bill	38,304	0.0
		Total Foreign Government Securities
		(Cost $232,635)	230,317	0.0
		Mutual Funds: 7.8%
80,761,135		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $80,761,135)	80,761,135	7.8
		Total Short-Term Investments
		(Cost $80,993,770)	80,991,452	7.8
		Total Investments in Securities (Cost $1,024,362,568)	$1,027,998,623	99.3
		Assets in Excess of Other Liabilities	7,483,224	0.7
		Net Assets	$1,035,481,847	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
		Cost for federal income tax purposes is $1,026,143,885.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$6,721,615
		Gross Unrealized Depreciation	(4,866,877)
		Net Unrealized Appreciation	$1,854,738

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Purchased Options	$40,079	$352,438	$—	$392,517
Corporate Bonds/Notes	—	1,883,954	—	1,883,954
Collateralized Mortgage Obligations	—	202,167	—	202,167
Short-Term Investments	80,761,135	230,317	—	80,991,452
Foreign Government Bonds	—	186,992,076	—	186,992,076
U.S. Government Agency Obligations	—	202,140,870	—	202,140,870
Asset-Backed Securities	—	70,851	—	70,851
U.S. Treasury Obligations	—	555,324,736	—	555,324,736
Total Investments, at value	$80,801,214	$947,197,409	$—	$1,027,998,623
Other Financial Instruments+
Swaps	—	2,393,890	—	2,393,890
Futures	2,732,671	—	—	2,732,671
Total Assets	$83,533,885	$949,591,299	$—	$1,033,125,184
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(4,067,176)	$—	$(4,067,176)
Written Options	(331,312)	(826,678)	—	(1,157,990)
Futures	(1,498,476)	—	—	(1,498,476)
Forward Foreign Currency Contracts	—	(452,093)	—	(452,093)
Total Liabilities	$(1,829,788)	$(5,345,947)	$—	$(7,175,735)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	1,030,000	Sell	04/18/12	$1,323,035	$1,373,817	$(50,782)
Deutsche Bank AG	EU Euro	5,304,000	Sell	04/18/12	6,936,953	7,074,490	(137,537)
Morgan Stanley	EU Euro	124,851,000	Sell	04/18/12	166,466,960	166,526,618	(59,658)
UBS Warburg LLC	EU Euro	5,340,000	Sell	04/18/12	6,977,708	7,122,507	(144,799)
UBS Warburg LLC	EU Euro	3,322,000	Sell	04/18/12	4,371,576	4,430,893	(59,317)
							$(452,093)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	337	09/15/14	$110,915,290	$(7,557)
U.S. Treasury 10-Year Note	1,144	06/20/12	148,130,131	(376,915)
			$259,045,421	$(384,472)
Short Contracts
Euro-Bobl 5-Year	787	06/07/12	130,269,235	(698,263)
Euro-Bund	224	06/07/12	41,373,931	(71,798)
Euro-Schatz	526	06/07/12	77,403,286	14,308
Long Gilt	58	06/27/12	10,623,129	(28,376)
U.S. Treasury 2-Year Note	162	06/29/12	35,662,780	25,006
U.S. Treasury 5-Year Note	687	06/29/12	84,184,334	(315,567)
U.S. Treasury Long Bond	485	06/20/12	66,808,750	1,897,284
U.S. Treasury Ultra Long Bond	184	06/20/12	27,778,250	796,073
			$474,103,695	$1,618,667

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.934% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Deutsche Bank AG	03/14/14	EUR	58,900,000	$(240,276)	$—	$(240,276)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.130% Counterparty: Barclays Bank PLC	12/20/21	USD	6,800,000	(1,149,491)	—	(1,149,491)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.090% Counterparty: Citigroup, Inc.	01/27/17	USD	9,100,000	59,807	—	59,807
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.910% Counterparty: Citigroup, Inc.	03/21/22	USD	14,000,000	(2,094,877)	(532,143)	(1,562,734)
Receive a floating rate based on CPURNSA Index and pay a fixed rate equal to 1.840% Counterparty: Deutsche Bank AG	10/25/15	USD	9,700,000	(312,945)	—	(312,945)
Receive a fixed rate equal to 2.465% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	10/25/20	USD	5,100,000	102,067	—	102,067
Receive a fixed rate equal to 2.665% and pay a floating rate based on CPURNSA Index Counterparty: Deutsche Bank AG	06/23/21	USD	8,205,000	81,195	—	81,195
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.130% Counterparty: Deutsche Bank AG	12/20/21	USD	1,100,000	(185,947)	—	(185,947)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.420% Counterparty: Deutsche Bank AG	03/21/22	USD	6,300,000	(83,640)	—	(83,640)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.854% Counterparty: Deutsche Bank AG	03/05/42	USD	2,800,000	101,253	—	101,253
				$(3,722,854)	$(532,143)	$(3,190,711)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Receive the positive price return of the Barclays Capital U.S. Treasury Inflation Protected Securities (Series-L). Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 20bps and, if negative, the absolute value of the total return of the index.

Counterparty: Barclays Bank PLC	04/26/12	USD	440,809,000	$2,049,568	$—	$2,049,568
				$2,049,568	$—	$2,049,568

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2012: Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
U.S. Treasury 20-Year Note June	USD	137.00	05/25/12	171	$280,119	$(331,312)
					$280,119	$(331,312)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on March 31, 2012: Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.600%	07/25/12	USD	38,900,000	$147,820	$(188,787)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.000%	12/13/12	USD	30,700,000	300,860	(204,263)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.750%	09/04/12	USD	25,000,000	105,000	(126,890)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.850%	09/19/12	USD	12,600,000	212,814	(143,096)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	2.150%	09/09/13	USD	9,000,000	202,680	(163,642)
					Total Written Swaptions			$969,174	$(826,678)

ING BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$(452,093)
Interest rate contracts	(1,204,564)
Total	$(1,656,657)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 19.1%
47,000		Advance Auto Parts, Inc.	$4,162,790	1.1
103,000	@	Apollo Group, Inc. - Class A	3,979,920	1.1
3,000	@	Autozone, Inc.	1,115,400	0.3
35,000	@	Big Lots, Inc.	1,505,700	0.4
142,000		Brinker International, Inc.	3,912,100	1.0
272,000		Cablevision Systems Corp.	3,992,960	1.1
133,000	@	Career Education Corp.	1,071,980	0.3
113,000	@	DIRECTV	5,575,420	1.5
135,000		Dish Network Corp.	4,445,550	1.2
17,000	@	Dollar Tree, Inc.	1,606,330	0.4
115,000	L	Expedia, Inc.	3,845,600	1.0
122,000		H&R Block, Inc.	2,009,340	0.5
364,000		Interpublic Group of Cos., Inc.	4,153,240	1.1
62,000	@, L	ITT Educational Services, Inc.	4,100,680	1.1
98,000		Macy’s, Inc.	3,893,540	1.0
89,000		McGraw-Hill Cos., Inc.	4,313,830	1.2
77,000		Nordstrom, Inc.	4,290,440	1.1
75,000		Petsmart, Inc.	4,291,500	1.2
58,000		Polaris Industries, Inc.	4,184,700	1.1
63,000		Time Warner Cable, Inc.	5,134,500	1.4
			71,585,520	19.1
		Consumer Staples: 6.6%
23,000		ConAgra Foods, Inc.	603,980	0.2
106,000		Dr Pepper Snapple Group, Inc.	4,262,260	1.1
59,000		Herbalife Ltd.	4,060,380	1.1
181,000		Kroger Co.	4,385,630	1.2
129,000		Philip Morris International, Inc.	11,430,690	3.0
			24,742,940	6.6
		Energy: 10.2%
46,000		Apache Corp.	4,620,240	1.2
40,000		Chevron Corp.	4,289,600	1.2
211,000	@	Denbury Resources, Inc.	3,846,530	1.0
212,000		ExxonMobil Corp.	18,386,760	4.9
112,000		HollyFrontier Corp.	3,600,800	1.0
60,000		Marathon Oil Corp.	1,902,000	0.5
27,000		Murphy Oil Corp.	1,519,290	0.4
			38,165,220	10.2
		Financials: 2.6%
124,000		Discover Financial Services	4,134,160	1.1
52,000		Moody’s Corp.	2,189,200	0.6
139,000	@	Nasdaq Stock Market, Inc.	3,600,100	0.9
			9,923,460	2.6
		Health Care: 15.3%
144,000		Abbott Laboratories	8,825,760	2.4
68,000		Aetna, Inc.	3,410,880	0.9
112,000		AmerisourceBergen Corp.	4,444,160	1.2
67,000		Bristol-Myers Squibb Co.	2,261,250	0.6
98,000		Cardinal Health, Inc.	4,224,780	1.1
21,000	@	Charles River Laboratories International, Inc.	757,890	0.2
95,000		Coventry Health Care, Inc.	3,379,150	0.9
115,000		Eli Lilly & Co.	4,631,050	1.2
119,000	@	Gilead Sciences, Inc.	5,813,150	1.5
59,000		McKesson Corp.	5,178,430	1.4
147,000	@	Myriad Genetics, Inc.	3,478,020	0.9
129,000		Patterson Cos., Inc.	4,308,600	1.1
30,000	@	United Therapeutics Corp.	1,413,900	0.4
56,000		UnitedHealth Group, Inc.	3,300,640	0.9
127,000	@	Warner Chilcott PLC	2,134,870	0.6
			57,562,530	15.3
		Industrials: 9.3%
47,000	@	Aecom Technology Corp.	1,051,390	0.3
73,000		Alliant Techsystems, Inc.	3,658,760	1.0
89,000		Chicago Bridge & Iron Co. NV	3,843,910	1.0
49,000		Copa Holdings S.A.	3,880,800	1.0
221,000		Covanta Holding Corp.	3,586,830	1.0
41,000		Cummins, Inc.	4,921,640	1.3
123,000		Iron Mountain, Inc.	3,542,400	1.0
55,000		Lockheed Martin Corp.	4,942,300	1.3
46,000		Parker Hannifin Corp.	3,889,300	1.0
20,000		United Technologies Corp.	1,658,800	0.4
			34,976,130	9.3
		Information Technology: 31.1%
94,000		Accenture PLC	6,063,000	1.6
35,000	@	Alliance Data Systems Corp.	4,408,600	1.2
35,000	@	Apple, Inc.	20,981,450	5.6
90,000	@	Arrow Electronics, Inc.	3,777,300	1.0
274,000	@	Dell, Inc.	4,548,400	1.2
74,000		DST Systems, Inc.	4,013,020	1.1
75,000	X	Global Payments, Inc.	3,562,500	0.9
3,000	@	Google, Inc. - Class A	1,923,720	0.5
83,000		International Business Machines Corp.	17,317,950	4.6
169,000		Jabil Circuit, Inc.	4,245,280	1.1
164,000		Lender Processing Services, Inc.	4,264,000	1.1
494,000		Microsoft Corp.	15,931,500	4.2
225,000	@	QLogic Corp.	3,996,000	1.1
307,000	@	SAIC, Inc.	4,052,400	1.1
132,000		Seagate Technology	3,557,400	1.0
244,000	@	Symantec Corp.	4,562,800	1.2
75,000	@	Synopsys, Inc.	2,299,500	0.6
78,000	@	Western Digital Corp.	3,228,420	0.9
236,000		Western Union Co.	4,153,600	1.1
			116,886,840	31.1

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: 2.8%
23,000		CF Industries Holdings, Inc.	$4,200,950	1.1
110,000		International Paper Co.	3,861,000	1.0
27,000		PPG Industries, Inc.	2,586,600	0.7
			10,648,550	2.8
		Telecommunications: 2.4%
434,000	@	MetroPCS Communications, Inc.	3,914,680	1.0
133,000		Verizon Communications, Inc.	5,084,590	1.4
			8,999,270	2.4
		Total Common Stock
		(Cost $323,396,563)	373,490,460	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(cc)(1): 2.0%
369,977		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $369,982, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $377,377, due 01/01/22-03/01/42)	$369,977	0.1
1,757,389		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,757,414, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,792,537, due 03/31/12-04/01/42)	1,757,389	0.5
1,757,389		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,757,415, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,792,537, due 03/01/18-04/15/43)	1,757,389	0.5
1,757,389		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,757,418, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,792,537, due 07/19/12-04/01/42)	1,757,389	0.4
1,757,389		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,757,411, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,792,537, due 10/01/20-12/01/40)	1,757,389	0.5
			7,399,533	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
4,374,704		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,374,704)	$4,374,704	1.1
		Total Short-Term Investments
		(Cost $11,774,237)	11,774,237	3.1
		Total Investments in Securities (Cost $335,170,800)	$385,264,697	102.5
		Liabilities in Excess of Other Assets	(9,383,506)	(2.5)
		Net Assets	$375,881,191	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $335,713,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$54,766,180
		Gross Unrealized Depreciation	(5,215,392)
		Net Unrealized Appreciation	$49,550,788

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$71,585,520	$—	$—	$71,585,520
Consumer Staples	24,742,940	—	—	24,742,940
Energy	38,165,220	—	—	38,165,220
Financials	9,923,460	—	—	9,923,460
Health Care	57,562,530	—	—	57,562,530
Industrials	34,976,130	—	—	34,976,130
Information Technology	113,324,340	3,562,500	—	116,886,840
Materials	10,648,550	—	—	10,648,550
Telecommunications	8,999,270	—	—	8,999,270
Total Common Stock	369,927,960	3,562,500	—	373,490,460
Short-Term Investments	4,374,704	7,399,533	—	11,774,237
Total Investments, at value	$374,302,664	$10,962,033	$—	$385,264,697

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 7.6%
4,466,371		Dexus Property Group	$4,036,213	1.0
5,539,600		Goodman Group	3,976,974	1.0
472,140		GPT Group	1,527,528	0.4
4,034,900		Investa Office Fund	2,659,141	0.7
741,178		Mirvac Group	901,241	0.2
724,820		Stockland	2,210,071	0.6
1,137,702		Westfield Group	10,430,594	2.6
1,637,352		Westfield Retail Trust	4,385,578	1.1
			30,127,340	7.6
		Brazil: 0.2%
55,400		Sonae Sierra Brasil SA	884,057	0.2

		Canada: 2.5%
34,400		Boardwalk Real Estate Investment Trust	1,969,262	0.5
176,500		Brookfield Properties Co.	3,079,925	0.7
28,700	L	Calloway Real Estate Investment Trust	780,046	0.2
31,100	L	Canadian Real Estate Investment Trust	1,150,836	0.3
35,800	L	Primaris Retail Real Estate	776,692	0.2
87,600	L	RioCan Real Estate Investment Trust	2,373,881	0.6
			10,130,642	2.5
		China: 1.9%
4,769,700		Country Garden Holdings Co. Ltd.	1,837,985	0.4
7,164,000	L	Evergrande Real Estate Group Ltd.	3,838,448	1.0
1,447,000	L	Longfor Properties Co., Ltd.	2,033,472	0.5
			7,709,905	1.9
		France: 4.3%
32,472		Fonciere Des Regions	2,609,307	0.6
23,640		ICADE	2,109,963	0.5
69,350		Klepierre	2,405,815	0.6
10,070		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,110,965	0.3
45,079		Unibail	9,018,353	2.3
			17,254,403	4.3
		Germany: 0.5%
54,026	@	GSW Immobilien AG	1,866,932	0.5

		Hong Kong: 10.5%
772,470		Cheung Kong Holdings Ltd.	9,989,591	2.5
517,100		Great Eagle Holding Co.	1,466,670	0.4
321,000		Hang Lung Group Ltd.	2,082,625	0.5
1,177,694		Hang Lung Properties Ltd.	4,328,320	1.1
274,013		Hongkong Land Holdings Ltd.	1,594,649	0.4
802,000		Kerry Properties Ltd.	3,626,119	0.9
1,046,600		Link Real Estate Investment Trust	3,894,343	1.0
2,781,800		Sino Land Co.	4,461,170	1.1
665,400		Sun Hung Kai Properties Ltd.	8,279,799	2.1
401,392		Wharf Holdings Ltd.	2,188,751	0.5
			41,912,037	10.5
		Japan: 13.1%
435		Advance Residence Investment Corp.	826,382	0.2
59,817		Daito Trust Construction Co., Ltd.	5,401,626	1.3
79,600	L	Daiwa House Industry Co., Ltd.	1,058,183	0.3
535		Japan Real Estate Investment Corp.	4,717,268	1.2
1,383		Japan Retail Fund Investment Corp.	2,057,965	0.5
320		Kenedix Realty Investment Corp.	1,177,417	0.3
700,957		Mitsubishi Estate Co., Ltd.	12,604,664	3.2
722,382		Mitsui Fudosan Co., Ltd.	13,949,867	3.5
188		Nippon Accommodations Fund, Inc.	1,216,202	0.3
253		Nippon Building Fund, Inc.	2,408,482	0.6
122,000		Nomura Real Estate Holdings, Inc.	2,169,132	0.5
794,000		Tokyo Tatemono Co., Ltd.	3,250,173	0.8
1,430		United Urban Investment Corp.	1,635,296	0.4
			52,472,657	13.1
		Netherlands: 0.9%
63,800		Corio NV	3,366,058	0.9

		Singapore: 4.9%
250,000		Ascendas Real Estate Investment Trust	402,173	0.1
3,058,000		CapitaCommercial Trust	2,968,884	0.8
2,598,050		CapitaLand Ltd.	6,454,790	1.6
2,033,179		CapitaMall Trust	2,918,023	0.7
368,500		Frasers Centrepoint Trust	446,160	0.1
2,984,500	@	Global Logistic Properties Ltd.	5,230,984	1.3
433,000		Keppel Land Ltd.	1,197,963	0.3
			19,618,977	4.9
		Sweden: 0.5%
107,350		Castellum AB	1,352,555	0.3
70,990		Hufvudstaden AB	750,576	0.2
			2,103,131	0.5
		United Kingdom: 4.5%
240,897		British Land Co. PLC	1,849,029	0.5
121,810		Derwent Valley Holdings PLC	3,399,378	0.8
296,000		Great Portland Estates PLC	1,703,983	0.4
578,789		Hammerson PLC	3,849,251	1.0

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
399,006		Land Securities Group PLC	$4,611,962	1.2
415,800		Safestore Holdings Ltd.	784,913	0.2
479,986		Segro PLC	1,803,417	0.4
			18,001,933	4.5
		United States: 46.8%
79,525		AvalonBay Communities, Inc.	11,240,859	2.8
107,400		Boston Properties, Inc.	11,275,926	2.8
96,200		BRE Properties, Inc.	4,862,910	1.2
299,500		DDR Corp.	4,372,700	1.1
63,600		Douglas Emmett, Inc.	1,450,716	0.4
142,000		Equity Residential	8,892,040	2.2
39,700		Essex Property Trust, Inc.	6,014,947	1.5
28,700		Federal Realty Investment Trust	2,777,873	0.7
368,782		General Growth Properties, Inc.	6,265,606	1.6
109,000		HCP, Inc.	4,301,140	1.1
100,400		Health Care Real Estate Investment Trust, Inc.	5,517,984	1.4
56,400		Highwoods Properties, Inc.	1,879,248	0.5
540,621		Host Hotels & Resorts, Inc.	8,876,997	2.2
47,800		Kilroy Realty Corp.	2,227,958	0.5
246,600		Kimco Realty Corp.	4,749,516	1.2
149,800		Liberty Property Trust	5,350,856	1.3
146,765		Macerich Co.	8,475,679	2.1
69,600		Pebblebrook Hotel Trust	1,571,568	0.4
81,900		Post Properties, Inc.	3,837,834	1.0
312,227		ProLogis, Inc.	11,246,416	2.8
46,494		Public Storage, Inc.	6,424,076	1.6
158,051		Simon Property Group, Inc.	23,024,870	5.8
101,800		SL Green Realty Corp.	7,894,590	2.0
91,300		Starwood Hotels & Resorts Worldwide, Inc.	5,150,233	1.3
63,600		Tanger Factory Outlet Centers, Inc.	1,890,828	0.5
62,700		Taubman Centers, Inc.	4,573,965	1.1
250,875		UDR, Inc.	6,700,871	1.7
111,670		Ventas, Inc.	6,376,357	1.6
114,131		Vornado Realty Trust	9,609,830	2.4
			186,834,393	46.8
		Total Common Stock
		(Cost $280,081,360)	392,282,465	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateral(cc)(1): 2.6%
2,477,379		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,477,416, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,526,927, due 03/01/18-04/15/43)	$2,477,379	0.6
2,477,379		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,477,420, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,526,926, due 07/19/12-04/01/42)	2,477,379	0.6
521,553		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $521,562, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $531,984, due 10/01/13-06/25/43)	521,553	0.2
2,477,379		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,477,414, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,526,927, due 01/15/13-04/01/42)	2,477,379	0.6
2,477,379		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $2,477,410, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,526,927, due 12/01/17-04/01/42)	2,477,379	0.6
			10,431,069	2.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
5,106,951		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,106,951)	$5,106,951	1.3

		Total Short-Term Investments
		(Cost $15,538,020)	15,538,020	3.9

		Total Investments in Securities (Cost $295,619,380)	$407,820,485	102.1
		Liabilities in Excess of Other Assets	(8,256,678)	(2.1)
		Net Assets	$399,563,807	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $337,310,476.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$72,592,197
		Gross Unrealized Depreciation	(2,082,188)
		Net Unrealized Appreciation	$70,510,009

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	1.3%
Financials	96.9
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Clarion Global Real Estate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$30,127,340	$—	$30,127,340
Brazil	884,057	—	—	884,057
Canada	10,130,642	—	—	10,130,642
China	—	7,709,905	—	7,709,905
France	1,110,965	16,143,438	—	17,254,403
Germany	—	1,866,932	—	1,866,932
Hong Kong	—	41,912,037	—	41,912,037
Japan	—	52,472,657	—	52,472,657
Netherlands	—	3,366,058	—	3,366,058
Singapore	—	19,618,977	—	19,618,977
Sweden	—	2,103,131	—	2,103,131
United Kingdom	—	18,001,933	—	18,001,933
United States	186,834,393	—	—	186,834,393
Total Common Stock	198,960,057	193,322,408	—	392,282,465
Short-Term Investments	5,106,951	10,431,069	—	15,538,020
Total Investments, at value	$204,067,008	$203,753,477	$—	$407,820,485

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 1.5%
167,000	Starwood Hotels & Resorts Worldwide, Inc.	$9,420,470	1.5

	Financials: 97.3%
33,571	Alexandria Real Estate Equities, Inc.	2,455,047	0.4
83,700	American Campus Communities, Inc.	3,743,064	0.6
191,992	AvalonBay Communities, Inc.	27,138,069	4.4
328,596	Boston Properties, Inc.	34,499,294	5.5
284,320	BRE Properties, Inc.	14,372,376	2.3
468,400	CBL & Associates Properties, Inc.	8,862,128	1.4
318,900	Colonial Properties Trust	6,929,697	1.1
476,600	CubeSmart	5,671,540	0.9
671,600	DDR Corp.	9,805,360	1.6
57,557	Digital Realty Trust, Inc.	4,257,491	0.7
461,400	Douglas Emmett, Inc.	10,524,534	1.7
600,400	Duke Realty Corp.	8,609,736	1.4
459,971	Equity Residential	28,803,384	4.6
81,100	Essex Property Trust, Inc.	12,287,461	2.0
108,988	Federal Realty Investment Trust	10,548,949	1.7
846,753	General Growth Properties, Inc.	14,386,333	2.3
540,952	HCP, Inc.	21,345,966	3.4
372,700	Health Care Real Estate Investment Trust, Inc.	20,483,592	3.3
169,947	Highwoods Properties, Inc.	5,662,634	0.9
1,815,868	Host Hotels & Resorts, Inc.	29,816,553	4.8
160,700	Hudson Pacific Properties, Inc.	2,431,391	0.4
213,600	Kilroy Realty Corp.	9,955,896	1.6
895,978	Kimco Realty Corp.	17,256,536	2.8
268,500	LaSalle Hotel Properties	7,555,590	1.2
428,345	Liberty Property Trust	15,300,483	2.5
380,623	Macerich Co.	21,980,978	3.5
144,800	Pebblebrook Hotel Trust	3,269,584	0.5
232,500	Post Properties, Inc.	10,894,950	1.7
871,184	ProLogis, Inc.	31,380,048	5.0
206,964	Public Storage, Inc.	28,596,216	4.6
495,671	Simon Property Group, Inc.	72,209,351	11.6
267,254	SL Green Realty Corp.	20,725,548	3.3
152,898	Tanger Factory Outlet Centers, Inc.	4,545,658	0.7
161,674	Taubman Centers, Inc.	11,794,118	1.9
634,503	UDR, Inc.	16,947,575	2.7
491,095	Ventas, Inc.	28,041,525	4.5
281,033	Vornado Realty Trust	23,662,979	3.8
		606,751,634	97.3
	Total Common Stock
	(Cost $448,407,668)	616,172,104	98.8
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
6,475,583	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $6,475,583)	6,475,583	1.0

	Total Short-Term Investments
	(Cost $6,475,583)	6,475,583	1.0

	Total Investments in Securities (Cost $454,883,251)	$622,647,687	99.8
	Assets in Excess of Other Liabilities	1,013,940	0.2
	Net Assets	$623,661,627	100.0

	Cost for federal income tax purposes is $481,417,307.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$141,275,025
	Gross Unrealized Depreciation	(44,645)
	Net Unrealized Appreciation	$141,230,380

PORTFOLIO OF INVESTMENTS
ING Clarion Real Estate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$616,172,104	$—	$—	$616,172,104
Short-Term Investments	6,475,583	—	—	6,475,583
Total Investments, at value	$622,647,687	$—	$—	$622,647,687

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.2%
30,324	@	DFA Emerging Markets Core Equity Portfolio	$601,632	5.4
41,161	@	DFA International Real Estate Securities Portfolio	201,688	1.8
61,503	@	DFA International Vector Equity Portfolio	599,035	5.4
81,561	@	DFA Large Cap International Portfolio	1,525,183	13.8
154,237	@	VA Global Bond Portfolio	1,676,557	15.1
32,812	@	VA International Small Portfolio	335,008	3.0
42,178	@	VA International Value Portfolio	462,688	4.2
109,332	@	VA Short-Term Fixed Portfolio	1,117,371	10.1
20,733	@	VA U.S. Large Value Portfolio	335,869	3.0
26,639	@	VA U.S. Targeted Value Portfolio	330,856	3.0
161,973	@	DFA Selectively Hedged Global Fixed Income Portfolio	1,665,087	15.0
71,423	@	DFA U.S. Core Equity 1 Portfolio	865,650	7.8
96,231	@	DFA U.S. Large Company Portfolio	1,069,130	9.6
14,293	@	DFA U.S. Small Cap Portfolio	330,300	3.0
		Total Mutual Funds
		(Cost $10,484,390)	11,116,054	100.2
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
35,005		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $35,005)	35,005	0.3
		Total Short-Term Investments
		(Cost $35,005)	35,005	0.3
		Total Investments in Securities (Cost $10,519,395)	$11,151,059	100.5
		Liabilities in Excess of Other Assets	(57,168)	(0.5)
		Net Assets	$11,093,891	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $10,546,343.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$657,107
		Gross Unrealized Depreciation	(52,391)
		Net Unrealized Appreciation	$604,716

PORTFOLIO OF INVESTMENTS
ING DFA Global Allocation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$11,116,054	$—	$—	$11,116,054
Short-Term Investments	35,005	—	—	35,005
Total Investments, at value	$11,151,059	$—	$—	$11,151,059

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
787,034	@	DFA Emerging Markets Core Equity Portfolio	$15,614,760	8.8
1,104,762	@	DFA International Real Estate Securities Portfolio	5,413,332	3.0
1,471,301	@	DFA International Vector Equity Portfolio	14,330,476	8.1
2,198,000	@	DFA Large Cap International Portfolio	41,102,604	23.1
930,570	@	VA International Small Portfolio	9,501,120	5.3
1,167,905	@	VA International Value Portfolio	12,811,917	7.2
553,743	@	VA U.S. Large Value Portfolio	8,970,637	5.0
724,496	@	VA U.S. Targeted Value Portfolio	8,998,235	5.1
1,916,079	@	DFA U.S. Core Equity 1 Portfolio	23,222,879	13.1
2,575,351	@	DFA U.S. Large Company Portfolio	28,612,155	16.1
389,360	@	DFA U.S. Small Cap Portfolio	8,998,113	5.1
		Total Mutual Funds
		(Cost $165,824,108)	177,576,228	99.9
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
316,682		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $316,682)	316,682	0.2
		Total Short-Term Investments
		(Cost $316,682)	316,682	0.2
		Total Investments in Securities (Cost $166,140,790)	$177,892,910	100.1
		Liabilities in Excess of Other Assets	(186,186)	(0.1)
		Net Assets	$177,706,724	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $166,656,856.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,750,651
		Gross Unrealized Depreciation	(1,514,597)
		Net Unrealized Appreciation	$11,236,054

PORTFOLIO OF INVESTMENTS
ING DFA World Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$177,576,228	$—	$—	$177,576,228
Short-Term Investments	316,682	—	—	316,682
Total Investments, at value	$177,892,910	$—	$—	$177,892,910

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 17.8%
271,074		Advance Auto Parts, Inc.	$24,009,024	2.0
29,200		Anhanguera Educacional Participacoes SA	345,355	0.0
22,299	@	Autozone, Inc.	8,290,768	0.7
19,273		Bajaj Auto Ltd.	635,821	0.1
210,587	@	Bed Bath & Beyond, Inc.	13,850,307	1.1
65,143	@	BorgWarner, Inc.	5,494,161	0.4
106,700		Coach, Inc.	8,245,776	0.7
106,000	L	Daihatsu Motor Co., Ltd.	1,955,766	0.2
2,464,000		Prime Success International Group	3,382,000	0.3
211,150	@	Discovery Communications, Inc. - Class A	10,684,190	0.9
658,714		Exide Industries Ltd.	1,927,969	0.2
5,000	L	Expedia, Inc.	167,200	0.0
40,624		Family Dollar Stores, Inc.	2,570,687	0.2
16,400	@	Fuel Systems Solutions, Inc.	429,024	0.0
123,375	@	Grand Canyon Education, Inc.	2,191,140	0.2
44,600		Harley-Davidson, Inc.	2,188,968	0.2
43,266		Hasbro, Inc.	1,588,727	0.1
6,400		IPSOS	229,672	0.0
53,330		Jarden Corp.	2,145,466	0.2
295,524	@	Jubilant Foodworks Ltd.	6,824,162	0.6
68,700	@	LKQ Corp.	2,141,379	0.2
166,000		Luk Fook Holdings International Ltd.	504,101	0.0
189,000		Mattel, Inc.	6,361,740	0.5
13,112		MegaStudy Co., Ltd.	1,351,617	0.1
902,112	@	New Focus Auto Tech Holdings Ltd.	222,858	0.0
153,702	@	O’Reilly Automotive, Inc.	14,040,678	1.2
26,636	@	Papa John’s International, Inc.	1,003,112	0.1
52,900		Pearson PLC	986,009	0.1
69,022		Penske Auto Group, Inc.	1,700,012	0.1
43,600		Polaris Industries, Inc.	3,145,740	0.3
3,700		Proto Corp.	121,662	0.0
361,435		Ross Stores, Inc.	20,999,373	1.7
14,900	@	Rue21, Inc.	437,166	0.0
253,479	@	Sally Beauty Holdings, Inc.	6,286,279	0.5
14,900		Sonic Automotive, Inc.	266,859	0.0
178,138		Starbucks Corp.	9,956,133	0.8
1,312,284		Sun TV Network Ltd.	7,839,936	0.6
49,436		Texas Roadhouse, Inc.	822,615	0.1
370,552		Time Warner, Inc.	13,988,338	1.1
144,618		TJX Cos., Inc.	5,742,781	0.5
42,517	@	TripAdvisor, Inc.	1,516,581	0.1
18,903	@	TRW Automotive Holdings Corp.	878,044	0.1
15,400		Tsutsumi Jewelry Co., Ltd.	409,931	0.0
19,099		Viacom - Class B	906,439	0.1
12,759	@	Warnaco Group, Inc.	745,126	0.1
106,806	L	Weight Watchers International, Inc.	8,244,355	0.7
2,280		Woongjin Coway Co., Ltd.	75,811	0.0
177,702		Wyndham Worldwide Corp.	8,264,920	0.7
			216,115,778	17.8
		Consumer Staples: 2.4%
177,500	L	Biostime International Holdings Ltd.	457,479	0.0
39,004		Britannia Industries Ltd.	455,022	0.0
12,433	L	Carlsberg A/S	1,031,418	0.1
49,200		Church & Dwight Co., Inc.	2,420,148	0.2
75,416		Corn Products International, Inc.	4,347,732	0.4
46,818		Jyothy Laboratories Ltd.	147,569	0.0
98,790		Molson Coors Brewing Co.	4,470,248	0.4
1,885		Orion Corp.	1,328,089	0.1
9,700		Raia Drogasil SA	93,150	0.0
260,117		Safeway, Inc.	5,256,965	0.4
39,566	@	SunOpta, Inc.	218,566	0.0
8,369,000		Want Want China Holdings Ltd.	9,364,362	0.8
			29,590,748	2.4
		Energy: 10.2%
36,996		Apache Corp.	3,715,878	0.3
27,675	@	Atwood Oceanics, Inc.	1,242,331	0.1
15,505	@	Dresser-Rand Group, Inc.	719,277	0.1
18,199		Ensco International PLC ADR	963,273	0.1
19,300	@	FMC Technologies, Inc.	973,106	0.1
148,790		Halliburton Co.	4,938,340	0.4
455,325	@	Helix Energy Solutions Group, Inc.	8,104,785	0.7
55,400		Hess Corp.	3,265,830	0.3
421,434		HollyFrontier Corp.	13,549,103	1.1
263,696		Marathon Petroleum Corp.	11,433,859	0.9
79,484		Murphy Oil Corp.	4,472,565	0.4
606,213	@	Nabors Industries Ltd.	10,602,665	0.9
73,900		National Oilwell Varco, Inc.	5,872,833	0.5
12,675		Noble Energy, Inc.	1,239,361	0.1
82,916		Oceaneering International, Inc.	4,468,343	0.4
226,646	@	Parker Drilling Co.	1,353,077	0.1
161,495		Patterson-UTI Energy, Inc.	2,792,248	0.2
27,245		Pioneer Natural Resources Co.	3,040,270	0.2
240,363		QEP Resources, Inc.	7,331,071	0.6
96,884	@	Stone Energy Corp.	2,769,914	0.2
160,000		Talisman Energy, Inc.	2,011,529	0.2
418,477	@	Tesoro Corp.	11,231,923	0.9
78,450	@	Unit Corp.	3,354,522	0.3
529,461		Valero Energy Corp.	13,644,210	1.1
			123,090,313	10.2
		Financials: 13.7%
20,870		Acom Co., Ltd.	470,710	0.0
118,000		Ameriprise Financial, Inc.	6,741,340	0.6
273,110		Assured Guaranty Ltd.	4,511,777	0.4
33,891		Bank of Baroda	528,965	0.0
12,900		Bank of Hawaii Corp.	623,715	0.0
309,611		BB&T Corp.	9,718,689	0.8

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
105,800		Brasil Insurance Participacoes e Administracao SA	$1,135,403	0.1
2,708		CME Group, Inc.	783,506	0.1
94,533		Comerica, Inc.	3,059,088	0.2
171,600		Credit Saison Co., Ltd.	3,498,780	0.3
111,887		CRISIL Ltd.	2,155,491	0.2
681,125		Discover Financial Services	22,708,707	1.9
48,800		Extra Space Storage, Inc.	1,404,952	0.1
36,237		Fifth Third Bancorp.	509,130	0.0
122,780		Goldcrest Co., Ltd.	2,252,735	0.2
57,418		HDFC Bank Ltd.	585,264	0.1
31,900		Hitachi Capital Corp.	477,974	0.0
531,058		Huntington Bancshares, Inc.	3,425,324	0.3
27,400		Iguatemi Empresa de Shopping Centers S.A.	628,919	0.0
32,019	@	IntercontinentalExchange, Inc.	4,400,051	0.4
146,119	@	Invesco Ltd.	3,896,994	0.3
4,417	@	Kenedix, Inc.	871,061	0.1
348,459		Lincoln National Corp.	9,185,379	0.8
369,900		Marusan Securities Co., Ltd.	1,684,066	0.1
10,670		Mitsubishi UFJ Lease & Finance Co., Ltd.	471,764	0.0
78,094	@	Nasdaq Stock Market, Inc.	2,022,635	0.2
484,788		Old Republic International Corp.	5,114,513	0.4
103,638		Progressive Corp.	2,402,329	0.2
376,545		Protective Life Corp.	11,153,263	0.9
425,540		Reinsurance Group of America, Inc.	25,306,864	2.1
169,197		SEI Investments Co.	3,500,686	0.3
1,125,000		Shinsei Bank Ltd.	1,480,972	0.1
25,324		Shriram Transport Finance Co. Ltd.	297,874	0.0
133,000		State Street Corp.	6,051,500	0.5
92,900	L	Sumitomo Mitsui Financial Group, Inc.	3,074,780	0.3
598,590		TD Ameritrade Holding Corp.	11,816,167	1.0
388,016		Union Bank of India	1,796,306	0.2
156,400		UnumProvident Corp.	3,828,672	0.3
359,000		Wharf Holdings Ltd.	1,957,592	0.2
			165,533,937	13.7
		Health Care: 12.7%
43,000	@, L	3SBio, Inc. ADR ADR	636,400	0.1
21,300		Abcam PLC	118,972	0.0
278,001		Aetna, Inc.	13,944,530	1.1
176,700		Agilent Technologies, Inc.	7,864,917	0.6
148,415	@	Alexion Pharmaceuticals, Inc.	13,781,817	1.1
761,720	@	Allscripts Healthcare Solutions, Inc.	12,644,552	1.0
161,052	@, L	Athenahealth, Inc.	11,937,174	1.0
13,800	@	Biogen Idec, Inc.	1,738,386	0.1
10,883		Cadila Healthcare Ltd.	161,901	0.0
39,800	@	Celgene Corp.	3,085,296	0.3
74,317	@	Centene Corp.	3,639,303	0.3
64,076	@	Cerner Corp.	4,880,028	0.4
357,035		Cipla Ltd.	2,139,125	0.2
224,598	@	Community Health Systems, Inc.	4,995,060	0.4
13,176		CR Bard, Inc.	1,300,735	0.1
32,400	@	Express Scripts, Inc.	1,755,432	0.1
144,808	@	Genomic Health, Inc.	4,432,573	0.4
71,200	@	Halozyme Therapeutics, Inc.	908,512	0.1
206,049	@	Health Management Associates, Inc.	1,384,649	0.1
57,700	@	Health Net, Inc.	2,291,844	0.2
36,400		Hill-Rom Holdings, Inc.	1,216,124	0.1
68,300		Humana, Inc.	6,316,384	0.5
29,440	@	Impax Laboratories, Inc.	723,635	0.1
89,194	@	Jazz Pharmaceuticals PLC	4,323,233	0.4
192,422		McKesson Corp.	16,888,879	1.4
64,720	@	Molina Healthcare, Inc.	2,176,534	0.2
209,746		Omnicare, Inc.	7,460,665	0.6
388,617		Opto Circuits India Ltd.	1,533,493	0.1
107,300	@	Pharmstandard GDR	1,902,336	0.2
44,886		Piramal Healthcare Ltd.	415,234	0.0
46,481	@, L	Questcor Pharmaceuticals, Inc.	1,748,615	0.1
46,070	@	Salix Pharmaceuticals Ltd.	2,418,675	0.2
9,400	@	SXC Health Solutions Corp.	706,237	0.1
247,988	@	Tenet Healthcare Corp.	1,316,816	0.1
56,176		Thermo Fisher Scientific, Inc.	3,167,203	0.3
54,600	@	United Therapeutics Corp.	2,573,298	0.2
56,067		UnitedHealth Group, Inc.	3,304,589	0.3
9,482		Universal Health Services, Inc.	397,391	0.0
20,340	@	Vertex Pharmaceuticals, Inc.	834,143	0.1
39,680	@	Viropharma, Inc.	1,193,178	0.1
			154,257,868	12.7
		Industrials: 10.4%
24,707		Actuant Corp.	716,256	0.1
75,238		Acuity Brands, Inc.	4,727,204	0.4
235,553	@	AGCO Corp.	11,120,457	0.9
113,038		Blue Star Ltd.	413,158	0.0
11,800		Brady Corp.	381,730	0.0
9,780		Brink’s Co.	233,449	0.0
91,000		Chicago Bridge & Iron Co. NV	3,930,290	0.3
44,846		Con-way, Inc.	1,462,428	0.1
57,600		Copa Holdings S.A.	4,561,920	0.4
40,364	@	Copart, Inc.	1,052,289	0.1
44,299		Corporate Executive Board Co.	1,905,300	0.2
54,500		Dover Corp.	3,430,230	0.3
11,714		The Dun & Bradstreet Corp.	992,527	0.1
103,800		Eaton Corp.	5,172,354	0.4
71,803		eClerx Services Ltd.	1,034,404	0.1
68,100		Edenred	2,049,731	0.2
201		en-japan, Inc.	231,290	0.0
174,584		Equifax, Inc.	7,727,088	0.6
49,052		Expeditors International Washington, Inc.	2,281,409	0.2
400	L	Fanuc Ltd.	71,646	0.0
20,105		FedEx Corp.	1,848,856	0.1
72,687		Fluor Corp.	4,364,127	0.4
9,000		Gardner Denver, Inc.	567,180	0.0
73,295		Harsco Corp.	1,719,501	0.1

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
9,299		Hubbell, Inc.	$730,715	0.1
138,700		Illinois Tool Works, Inc.	7,922,544	0.7
161,250		Ingersoll-Rand PLC	6,667,687	0.5
19,600	@	Jacobs Engineering Group, Inc.	869,652	0.1
26,608		JB Hunt Transport Services, Inc.	1,446,677	0.1
14,704	@	Kansas City Southern	1,054,130	0.1
28,784		KBR, Inc.	1,023,271	0.1
38,574		Kennametal, Inc.	1,717,700	0.1
27,400		Kitz Corp.	120,205	0.0
292,040	@	MAX India Ltd.	968,338	0.1
6,538		MSC Industrial Direct Co.	544,485	0.0
104,000		Nippon Thompson Co., Ltd.	660,433	0.1
12,100		Norfolk Southern Corp.	796,543	0.1
60,433	@	Old Dominion Freight Line	2,880,841	0.2
95,758		Parker Hannifin Corp.	8,096,339	0.7
93,730		Randstad Holdings NV	3,541,200	0.3
194,286		Republic Services, Inc.	5,937,380	0.5
105,600		Robert Half International, Inc.	3,199,680	0.3
24,004		Rockwell Automation, Inc.	1,913,119	0.2
52,900		Roper Industries, Inc.	5,245,564	0.4
11,500	@	RPX Corp.	195,040	0.0
6,006		Snap-On, Inc.	366,186	0.0
39,300		Towers Watson & Co.	2,596,551	0.2
72,559	@, L	United Rentals, Inc.	3,112,055	0.3
35,100		URS Corp.	1,492,452	0.1
50,600	@, X	Uzel Makina Sanayii AS	—	—
6,900		Valmont Industries, Inc.	810,129	0.1
			125,903,740	10.4

		Information Technology: 21.5%
66,088		Activision Blizzard, Inc.	847,248	0.1
85,068		Analog Devices, Inc.	3,436,747	0.3
792,919		Applied Materials, Inc.	9,863,912	0.8
155,602	@	Arrow Electronics, Inc.	6,530,616	0.5
232,150	@	Autodesk, Inc.	9,824,588	0.8
517,977	@	Brocade Communications Systems, Inc.	2,978,368	0.2
26,400	@	CGI Group, Inc.	588,372	0.0
95,500	@	Check Point Software Technologies	6,096,720	0.5
38,601		Cognex Corp.	1,635,138	0.1
54,590		Corning, Inc.	768,627	0.1
1,161,700		Digital China Holdings Ltd.	2,311,177	0.2
5,590	@	DTS, Inc.	168,930	0.0
257,996	@	eBay, Inc.	9,517,473	0.8
19,875	@	Electronic Arts, Inc.	327,540	0.0
451,116	@	Entegris, Inc.	4,213,424	0.3
259,000		Epistar Corp.	662,517	0.0
31,006	@	FEI Co.	1,522,705	0.1
89,959		Fidessa Group PLC	2,381,767	0.2
300,921	@	Fiserv, Inc.	20,880,908	1.7
133,166		Gemalto NV	8,793,764	0.7
40,200	@	Genpact Ltd.	655,260	0.1
46,786	X	Global Payments, Inc.	2,222,335	0.2
1,600	@	Google, Inc. - Class A	1,025,984	0.1
174,484		Ingenico	8,448,556	0.7
420,680		Intuit, Inc.	25,295,488	2.1
120,783	@	Itron, Inc.	5,484,756	0.5
399,264		Jabil Circuit, Inc.	10,029,512	0.8
54,900	L	Kakaku.com, Inc.	1,438,035	0.1
245,800		KLA-Tencor Corp.	13,376,436	1.1
251,860		Kontron AG	2,102,544	0.2
332,788	@	Marvell Technology Group Ltd.	5,234,755	0.4
46,501		Mastercard, Inc.	19,555,531	1.6
311,657	@	Mentor Graphics Corp.	4,631,223	0.4
148,808	@	MIC Electronics Ltd.	25,022	0.0
253,874		Motorola Solutions, Inc.	12,904,415	1.1
74,540	@	NCR Corp.	1,618,263	0.1
95,408	@	NeuStar, Inc.	3,553,948	0.3
36,400	L	Nomura Research Institute Ltd.	909,484	0.1
175,537	@	Parametric Technology Corp.	4,904,504	0.4
2,800	@	Plexus Corp.	97,972	0.0
756,216	@	PMC - Sierra, Inc.	5,467,442	0.5
33,000	@	Polycom, Inc.	629,310	0.1
37,429	@	Sandisk Corp.	1,856,104	0.2
13,635		Solera Holdings, Inc.	625,710	0.1
381,212	@	Synopsys, Inc.	11,687,960	1.0
134,321	@	Take-Two Interactive Software, Inc.	2,066,529	0.2
134,800	@	Telecity Group PLC	1,589,700	0.1
234,577		Total System Services, Inc.	5,411,691	0.4
602,981	@	UbiSoft Entertainment	4,450,330	0.4
59,668	@	Valueclick, Inc.	1,177,846	0.1
13,774		Visa, Inc.	1,625,332	0.1
88,830	@	Vishay Intertechnology, Inc.	1,080,173	0.1
38,384	@, L	VistaPrint NV	1,483,542	0.1
644,861		Xerox Corp.	5,210,477	0.4
			261,226,710	21.5

		Materials: 6.2%
79,452		Albemarle Corp.	5,078,572	0.4
49,900		Ball Corp.	2,139,712	0.2
1,800		Barrick Gold Corp.	78,264	0.0
16,900		Centerra Gold, Inc.	262,789	0.0
64,700		CF Industries Holdings, Inc.	11,817,455	1.0
105,400		Commercial Metals Co.	1,562,028	0.1
21,556		FMC Corp.	2,281,918	0.2
41,100		GoldCorp, Inc.	1,852,580	0.2
16,100		Harmony Gold Mining Co., Ltd. ADR	175,973	0.0
7,900		HB Fuller Co.	259,357	0.0
79,800		Iamgold Corp.	1,062,453	0.1
166,000		International Paper Co.	5,826,600	0.5
366,645		Kinross Gold Corp.	3,583,928	0.3
131,400		Kinross Gold Corp.	1,286,406	0.1
18,300	@	LSB Industries, Inc.	712,236	0.1
376,190		LyondellBasell Industries NV	16,420,694	1.4
114,372		Newcrest Mining Ltd.	3,517,708	0.3
75,300		Newmont Mining Corp.	3,860,631	0.3
61,200		Sealed Air Corp.	1,181,772	0.1
273,804		Steel Dynamics, Inc.	3,981,110	0.3
89,195	@	WR Grace & Co.	5,155,471	0.4
87,434	L	Yamana Gold, Inc.	1,365,719	0.1
31,600		Yamana Gold, Inc. (Canadian Denominated Security)	492,953	0.0
130,017	@, L	Zoltek Cos., Inc.	1,471,793	0.1
			75,428,122	6.2

		Utilities: 0.9%
79,531	@	AES Corp.	1,039,470	0.1
177,200		Edison International	7,532,772	0.6

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
			Utilities (continued)
51,585			Public Service Enterprise Group, Inc.	$1,579,017	0.1
18,263			UGI Corp.	497,667	0.1
				10,648,926	0.9
			Total Common Stock
			(Cost $1,020,268,162)	1,161,796,142	95.8
PREFERRED STOCK: 0.2%
			Financials: 0.2%
1,100		#, @, P	Ally Financial, Inc.	916,472	0.1
64,456		@, P	GMAC Capital Trust I	1,489,578	0.1
			Total Preferred Stock
			(Cost $2,138,810)	2,406,050	0.2
RIGHTS: 0.0%
			Materials: 0.0%
87,428		@, L	Magnum Hunter Resources Corp.	78,056	0.0
			Total Rights
			(Cost $—)	78,056	0.0
WARRANTS: 0.0%
			Industrials: 0.0%
158,602		@	Voyager Oil & Gas, Inc.	104,883	0.0
			Total Warrants
			(Cost $—)	104,883	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
			Consumer Staples: 0.0%
INR	993,140		Britannia Industries Ltd., 8.250%, 03/22/13	$19,181	0.0
			Total Corporate Bonds/Notes
			(Cost $20,427)	19,181	0.0
			Total Long-Term Investments
			(Cost $1,022,427,399)	1,164,404,312	96.0
SHORT-TERM INVESTMENTS: 7.0%
			Securities Lending Collateral(cc)(1): 2.7%
7,880,165			Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $7,880,282, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $8,037,768, due 03/01/18-04/15/43)	7,880,165	0.6
7,880,165			Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $7,880,295, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $8,037,768, due 07/19/12-04/01/42)	7,880,165	0.7
1,658,982			Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,659,009, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $1,692,162, due 10/01/13-06/25/43)	1,658,982	0.1
7,880,165			Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $7,880,275, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $8,037,768, due 01/15/13-04/01/42)	7,880,165	0.7
7,880,165			UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $7,880,262, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $8,037,768, due 12/01/17-04/01/42)	7,880,165	0.6
				33,179,642	2.7

Shares			Value		Percentage of Net Assets
			Mutual Funds: 4.3%
51,819,951			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $51,819,951)	$51,819,951	4.3
			Total Short-Term Investments
			(Cost $84,999,593)	84,999,593	7.0

			Total Investments in Securities (Cost $1,107,426,992)	$1,249,403,905	103.0
			Liabilities in Excess of Other Assets	(35,906,231)	(3.0)
			Net Assets	$1,213,497,674	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		@	Non-income producing security
		ADR	American Depositary Receipt
		GDR	Global Depositary Receipt
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		INR	Indian Rupee
			Cost for federal income tax purposes is $1,120,761,435.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$168,941,084
			Gross Unrealized Depreciation	(40,298,614)
			Net Unrealized Appreciation	$128,642,470

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$189,648,463	$26,467,315	$—	$216,115,778
Consumer Staples	16,806,809	12,783,939	—	29,590,748
Energy	123,090,313	—	—	123,090,313
Financials	143,929,603	21,604,334	—	165,533,937
Health Care	147,986,807	6,271,061	—	154,257,868
Industrials	116,813,335	9,090,405	—	125,903,740
Information Technology	225,891,479	35,335,231	—	261,226,710
Materials	71,910,414	3,517,708	—	75,428,122
Utilities	10,648,926	—	—	10,648,926
Total Common Stock	1,046,726,149	115,069,993	—	1,161,796,142
Preferred Stock	—	2,406,050	—	2,406,050
Rights	—	78,056	—	78,056
Warrants	—	104,883	—	104,883
Corporate Bonds/Notes	—	19,181	—	19,181
Short-Term Investments	51,819,951	33,179,642	—	84,999,593
Total Investments, at value	$1,098,546,100	$150,857,805	$—	$1,249,403,905

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 51.6%
		Consumer Discretionary: 9.1%
1,800,000	#, L	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	$1,856,250	0.2
3,000,000	L	Cablevision Systems Corp., 8.000%, 04/15/20	3,187,500	0.4
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,150,000	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,093,750	0.1
1,200,000	#	Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.500%, 02/15/20	1,224,000	0.1
5,867,024		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	6,703,075	0.8
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,600,000	0.3
2,000,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, 11/15/17	2,157,500	0.3
4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,364,500	0.5
1,400,000		CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	1,484,000	0.2
1,786,044	&, L	CityCenter Holdings LLC / CityCenter Finance Corp., 10.750%, 01/15/17	1,986,974	0.2
8,035,944		Clear Channel Communications, Inc., 3.891%, 11/13/15	6,536,236	0.8
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	4,796,500	0.6
1,600,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,762,000	0.2
3,000,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	3,150,000	0.4
3,000,000	#	CSC Holdings LLC, 6.750%, 11/15/21	3,138,750	0.4
5,000,000		Cumulus Media, Inc., 7.500%, 03/01/19	5,082,845	0.6
1,300,000		Dean Foods Co., 9.750%, 12/15/18	1,444,625	0.2
1,300,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,387,750	0.2
750,000		Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	821,250	0.1
500,000		KB Home, 6.250%, 06/15/15	492,500	0.1
2,500,000		KB Home, 5.750%, 02/01/14	2,512,500	0.3
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,687,500	0.2
2,000,000	L	MGM Resorts International, 6.750%, 04/01/13	2,072,500	0.3
1,400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,512,000	0.2
1,000,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,023,750	0.1
1,300,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	1,330,875	0.2
629,898		SuperMedia, Inc., 11.000%, 12/31/15	344,869	0.0
2,092,675		U.S. Investigations Services, Inc., 2.992%, 04/01/15	2,007,225	0.2
2,000,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,060,000	0.3
1,900,000		Visant Corp., 10.000%, 10/01/17	1,783,625	0.2
			74,754,849	9.1
		Consumer Staples: 0.7%
2,000,000		Ceridian Corp., 11.250%, 11/15/15	1,815,000	0.2
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,167,500	0.1
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	824,000	0.1
2,000,000	L	Supervalu, Inc., 8.000%, 05/01/16	2,105,000	0.3
			5,911,500	0.7
		Energy: 7.0%
1,400,000		Antero Resources Finance Corp., 9.375%, 12/01/17	1,522,500	0.2
1,300,000	#	Antero Resources Finance Corp., 7.250%, 08/01/19	1,345,500	0.2
1,100,000	#, L	Arch Coal, Inc., 7.250%, 06/15/21	1,020,250	0.1

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
Energy (continued)
1,500,000	ATP Oil & Gas Corp./United States, 11.875%, 05/01/15	$1,102,500	0.1
3,000,000	Chesapeake Energy Corp., 6.875%, 11/15/20	3,112,500	0.4
3,300,000	Chesapeake Energy Corp., 6.875%, 08/15/18	3,415,500	0.4
6,000,000	Chesapeake Energy Corp., 7.250%, 12/15/18	6,435,000	0.8
1,500,000	L	Chesapeake Energy Corp., 6.775%, 03/15/19	1,490,625	0.2
1,400,000	Consol Energy, Inc., 8.250%, 04/01/20	1,470,000	0.2
7,000,000	±	Dynegy Holdings, Inc., 7.500%, 06/01/15	4,655,000	0.6
2,500,000	±	Dynegy Holdings, Inc., 7.750%, 06/01/19	1,656,250	0.2
1,500,000	±	Dynegy Holdings, Inc., 8.375%, 05/01/16	1,005,000	0.1
1,500,000	El Paso Corp., 7.750%, 01/15/32	1,711,795	0.2
1,500,000	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,631,250	0.2
1,500,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	1,451,250	0.2
2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,110,000	0.2
2,000,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,165,000	0.3
1,200,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,254,000	0.1
2,000,000	Sabine Pass LNG LP, 7.250%, 11/30/13	2,120,000	0.3
2,500,000	Sabine Pass LNG LP, 7.500%, 11/30/16	2,693,750	0.3
2,600,000	#	Samson Investment Co., 9.750%, 02/15/20	2,635,750	0.3
4,000,000	#	SandRidge Energy, Inc., 8.000%, 06/01/18	4,100,000	0.5
3,200,000	SandRidge Energy, Inc., 9.875%, 05/15/16	3,488,000	0.4
2,000,000	Sesi, LLC, 6.875%, 06/01/14	2,015,000	0.2
2,000,000	W&T Offshore, Inc., 8.500%, 06/15/19	2,125,000	0.3
57,731,420	7.0
Financials: 11.3%
1,000,000	Ally Financial, Inc., 6.250%, 12/01/17	1,033,243	0.1
2,500,000	Ally Financial, Inc., 8.000%, 03/15/20	2,787,500	0.3
1,500,000	Bank of America Corp., 8.125%, 12/29/49	1,546,245	0.2
EUR	900,000	#	Boparan Holdings Ltd., 9.750%, 04/30/18	1,245,349	0.2
GBP	1,000,000	#	Boparan Holdings Ltd., 9.875%, 04/30/18	1,641,475	0.2
1,000,000	#	CEVA Group PLC, 12.750%, 03/31/20	935,000	0.1
1,100,000	#	CEVA Group PLC, 8.375%, 12/01/17	1,094,500	0.1
3,600,000	#	CEVA Group PLC, 11.500%, 04/01/18	3,582,000	0.4
4,477,500	Chrysler Group LLC - Term Loan B, 6.100%, 05/24/17	4,556,205	0.6
10,000,000	#	CIT Group, Inc., 7.000%, 05/02/16	10,050,000	1.2
8,500,000	#	CIT Group, Inc., 7.000%, 05/02/17	8,531,875	1.0
12,000,000	#	CIT Group, Inc., 7.000%, 05/04/15	12,029,400	1.5
3,276,964	First Data Corp. - Term Loan B-3, 4.242%, 09/24/14	3,164,341	0.4
4,300,000	Ford Motor Credit Co., LLC, 12.000%, 05/15/15	5,342,750	0.7
1,500,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	1,524,375	0.2
2,000,000	International Lease Finance Corp., 8.875%, 09/01/17	2,240,000	0.3
4,000,000	iStar Financial, Inc. - TL A2, 7.000%, 06/11/14	3,995,652	0.5
12,500,000	JPMorgan Chase & Co., 7.900%, 04/29/49	13,741,525	1.7
2,000,000	#	Liberty Mutual Group, Inc., 10.750%, 06/15/58	2,695,000	0.3
2,000,000	#	M&T Bank Corp., 6.875%, 12/29/49	2,002,206	0.2
1,000,000	#,±	Petroplus Finance Ltd., 6.750%, 05/01/14	395,000	0.0
1,500,000	#,±	Petroplus Finance Ltd., 7.000%, 05/01/17	592,500	0.1
1,500,000	#,±	Petroplus Finance Ltd., 9.375%, 09/15/19	592,500	0.1
500,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	472,500	0.1
2,000,000	Sophia L.P. TL B, 6.250%, 07/31/18	2,034,000	0.2
2,100,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 8.125%, 12/01/17	2,278,500	0.3
2,500,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	2,562,500	0.3
92,666,141	11.3

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care: 3.8%
1,479,000		Community Health Systems, Inc., 8.875%, 07/15/15	$1,534,462	0.2
800,000		Grifols, Inc., 8.250%, 02/01/18	870,000	0.1
3,000,000		HCA, Inc., 6.500%, 02/15/16	3,210,000	0.4
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,578,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,416,000	0.4
1,500,000		HCA, Inc., 8.500%, 04/15/19	1,674,375	0.2
600,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	615,000	0.1
2,000,000		Kinetic Concepts, Inc. - TL B1, 7.000%, 05/04/18	2,042,656	0.2
5,000,000	L	Tenet Healthcare Corp., 9.250%, 02/01/15	5,575,000	0.7
2,750,000		Tenet Healthcare Corp., 10.000%, 05/01/18	3,162,500	0.4
1,500,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,552,500	0.2
500,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	500,000	0.1
3,200,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,280,000	0.4
			31,010,993	3.8
		Industrials: 2.5%
1,600,000	#	Abengoa Finance SAU, 8.875%, 11/01/17	1,600,000	0.2
3,300,000	#,±	American Airlines, Inc., 7.500%, 03/15/16	2,928,750	0.4
1,000,000		Berry Plastics Corp., 9.750%, 01/15/21	1,097,500	0.1
2,500,000	#	CHC Helicopter S.A., 9.250%, 10/15/20	2,493,750	0.3
1,000,000		Manitowoc Co., Inc., 9.500%, 02/15/18	1,110,000	0.1
2,500,000		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	2,362,500	0.3
2,200,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	2,370,500	0.3
1,500,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, 08/01/16	1,591,875	0.2
4,000,000	L	Terex Corp., 8.000%, 11/15/17	4,160,000	0.5
1,100,000		United Rentals North America, Inc., 8.375%, 09/15/20	1,144,000	0.1
			20,858,875	2.5
		Information Technology: 6.2%
6,100,000	#	CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	6,511,750	0.8
750,000		CDW LLC / CDW Finance Corp., 12.535%, 10/12/17	818,437	0.1
2,742,365		First Data Corp., 5.242%, 03/23/17	2,630,956	0.3
4,179,000	#	First Data Corp., 8.250%, 01/15/21	4,105,867	0.5
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,091,390	0.4
500,000	L	First Data Corp., 9.875%, 09/24/15	505,000	0.1
2,500,000	&	First Data Corp., 10.550%, 09/24/15	2,550,000	0.3
8,500,000	L	First Data Corp., 11.250%, 03/31/16	7,735,000	0.9
6,400,000		First Data Corp., 12.625%, 01/15/21	6,448,000	0.8
3,000,000	#	Freescale Semiconductor, Inc., 9.250%, 04/15/18	3,300,000	0.4
333,000		Freescale Semiconductor, Inc., 10.125%, 12/15/16	356,310	0.0
4,426,000	#, L	Freescale Semiconductor, Inc., 10.125%, 03/15/18	4,957,120	0.6
600,000	#	Lawson Software, Inc., 9.375%, 04/01/19	622,500	0.1
995,000	L	Sanmina-SCI Corp., 8.125%, 03/01/16	1,026,094	0.1
1,242,857		SRA International, Inc. - TL B, 6.608%, 07/07/18	1,240,527	0.2
120,000		SRA International, Inc. - TL C, 6.608%, 07/07/18	119,775	0.0
800,000	#	Sterling Merger, Inc., 11.000%, 10/01/19	848,000	0.1
800,000		SunGard Data Systems, Inc., 10.250%, 08/15/15	835,000	0.1
2,500,000		SunGard Data Systems, Inc., 10.625%, 05/15/15	2,632,825	0.3
1,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	1,072,500	0.1
			51,407,051	6.2
		Materials: 2.9%
1,400,000		Cemex SAB de CV, 3.250%, 03/15/16	1,326,500	0.1

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
805,000			Cemex SAB de CV, 3.750%, 03/15/18	$762,738	0.1
4,000,000		#, L	Cemex SAB de CV, 9.000%, 01/11/18	3,790,000	0.4
3,000,000		#	Dynacast International LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,150,000	0.4
1,500,000		#	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,507,500	0.2
600,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	615,000	0.1
3,000,000			Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	3,120,000	0.4
EUR	3,220,000	#	Ineos Group Holdings PLC, 7.875%, 02/15/16	3,822,137	0.5
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,334,267	0.4
EUR	2,000,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,800,784	0.3
				24,228,926	2.9
			Telecommunication Services: 3.7%
4,500,000			Cricket Communications, Inc., 7.750%, 10/15/20	4,438,125	0.5
2,500,000		L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,525,000	0.3
5,980,000		L	Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,742,450	0.8
900,000			Frontier Communications Corp., 8.500%, 04/15/20	951,750	0.1
3,500,000		#	Sprint Nextel Corp., 9.000%, 11/15/18	3,850,000	0.5
1,000,000		#	Sprint Nextel Corp., 9.125%, 03/01/17	997,500	0.1
3,500,000		#	Sprint Nextel Corp., 11.500%, 11/15/21	3,771,250	0.4
EUR	2,750,000	#	UPC Germany GmbH, 8.125%, 12/01/17	3,906,094	0.5
EUR	1,500,000	#	UPC Germany GmbH, 9.625%, 12/01/19	2,200,616	0.3
GBP	800,000		Virgin Media Secured Finance PLC, 7.000%, 01/15/18	1,378,759	0.2
				30,761,544	3.7
			Utilities: 4.4%
1,000,000		#	Calpine Corp., 7.500%, 02/15/21	1,072,500	0.1
1,000,000		#	Calpine Corp., 7.875%, 01/15/23	1,085,000	0.1
800,000		#	Calpine Corp., 7.875%, 07/31/20	874,000	0.1
1,745,625			Dynegy Midwest Gen LLC Term First, 9.404%, 08/04/16	1,791,448	0.2
3,241,875			Dynegy Power LLC, 9.404%, 08/04/16	3,399,916	0.4
1,500,000		#	Intergen NV, 9.000%, 06/30/17	1,586,250	0.2
2,000,000		L	GenOn Energy, Inc., 7.625%, 06/15/14	2,025,000	0.3
4,600,000			GenOn Energy, Inc., 7.875%, 06/15/17	4,036,500	0.5
10,878,053			Texas Competitive Electric Holdings Co. LLC, 4.741%, 10/10/17	6,074,718	0.8
11,542,971			Texas Competitive Electric Holdings Co. LLC - TL, 4.741%, 10/10/17	6,446,034	0.8
2,000,000		#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	1,315,000	0.2
6,860,000			Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	2,572,500	0.3
15,000,000			Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	3,506,250	0.4
376,535		&	Texas Competitive Electric Holdings Co., LLC, 10.500%, 11/01/16	77,190	0.0
				35,862,306	4.4
			Total Corporate Bonds/Notes
			(Cost $430,214,028)	425,193,605	51.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
2,836,528		#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,654,256	0.3
			Total Collateralized Mortgage Obligations
			(Cost $2,559,609)	2,654,256	0.3
MUNICIPAL BONDS: 0.2%
			California: 0.2%
1,130,000			State of California, 7.950%, 03/01/36	1,322,665	0.2
			Total Municipal Bonds
			(Cost $1,131,299)	1,322,665	0.2

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.3%
		Materials: 0.3%
50,000	#, @, Z	Newmont Mining Corp. Equity Linked Note (Counterpary: UBS Warburg AG), 09/14/12	$2,646,150	0.3
		Total Structured Products
		(Cost $3,165,000)	2,646,150	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 36.6%
		Consumer Discretionary: 1.4%
75,000	@	Charter Communications, Inc.	$4,758,750	0.6
110,000		Comcast Corp. — Class A	3,301,100	0.4
122,564	@, L	Dex One Corp.	174,041	0.0
120,000	X	General Motors Co.	—	—
60,100		Target Corp.	3,502,027	0.4
			11,735,918	1.4
		Consumer Staples: 1.0%
150,000		Diageo PLC	3,611,346	0.4
73,900		PepsiCo, Inc.	4,903,265	0.6
			8,514,611	1.0
		Energy: 6.2%
15,000	@	Alpha Natural Resources, Inc.	228,150	0.0
30,000		Baker Hughes, Inc.	1,258,200	0.2
150,000		BP PLC ADR	6,750,000	0.8
108,753	@	Callon Petroleum Co.	684,056	0.1
365,000		Canadian Oil Sands Ltd.	7,699,233	0.9
100,000		Chesapeake Energy Corp.	2,317,000	0.3
25,000		Chevron Corp.	2,681,000	0.3
160,000		ConocoPhillips	12,161,600	1.5
56,235		ExxonMobil Corp.	4,877,262	0.6
75,000		Royal Dutch Shell PLC - Class A ADR	5,259,750	0.6
35,000		Schlumberger Ltd.	2,447,550	0.3
80,000		Spectra Energy Corp.	2,524,000	0.3
150,000	@	Weatherford International Ltd.	2,263,500	0.3
			51,151,301	6.2
		Financials: 5.5%
229,617		Banco Santander Central Hispano S.A.	1,765,776	0.2
550,000		Bank of America Corp.	5,263,500	0.7
377,700		Barclays PLC	1,423,336	0.2
54,800	@	CIT Group, Inc.	2,259,952	0.3
46,507		Citigroup, Inc.	1,699,831	0.2
206,547	@	Federal National Mortgage Association	60,828	0.0
500,000		HSBC Holdings PLC	4,441,075	0.5
200,000		JPMorgan Chase & Co.	9,196,000	1.1
40,000		M&T Bank Corp.	3,475,200	0.4
120,100		QBE Insurance Group Ltd.	1,762,465	0.2
365,500		Wells Fargo & Co.	12,478,170	1.5
635,200		Westfield Retail Trust	1,701,356	0.2
			45,527,489	5.5
		Health Care: 6.1%
150,000		Johnson & Johnson	9,894,000	1.2
410,200		Merck & Co., Inc.	15,751,680	1.9
378,100		Pfizer, Inc.	8,567,746	1.0
92,800		Roche Holding AG - Genusschein	16,150,017	2.0
			50,363,443	6.1
		Industrials: 1.5%
23,700		Boeing Co.	1,762,569	0.2
8,400		Caterpillar, Inc.	894,768	0.1
469,500		General Electric Co.	9,422,865	1.2
			12,080,202	1.5
		Information Technology: 1.5%
70,500		Cisco Systems, Inc.	1,491,075	0.2
50,000		Corning, Inc.	704,000	0.1
300,000		Intel Corp.	8,433,000	1.0
200,000		Xerox Corp.	1,616,000	0.2
			12,244,075	1.5
		Materials: 1.0%
110,000		Barrick Gold Corp.	4,782,800	0.6
50,000		LyondellBasell Industries NV	2,182,500	0.3
20,000		Nucor Corp.	859,000	0.1
			7,824,300	1.0
		Telecommunications: 2.8%
275,000		AT&T, Inc.	8,588,250	1.0
50,000		CenturyTel, Inc.	1,932,500	0.2
54,300		France Telecom S.A.	805,320	0.1
100,000	L	Frontier Communications Corp.	417,000	0.1
51,900		SK Telecom Co., Ltd. ADR	721,929	0.1
800,000		Telstra Corp., Ltd.	2,724,820	0.3
30,562		Vivendi	561,232	0.1
2,750,000		Vodafone Group PLC	7,585,390	0.9
			23,336,441	2.8
		Utilities: 9.6%
53,000		AGL Resources, Inc.	2,078,660	0.3
150,000		American Electric Power Co., Inc.	5,787,000	0.7
18,800		Dominion Resources, Inc.	962,748	0.1
200,000		Duke Energy Corp.	4,202,000	0.5
170,000	@	Dynegy, Inc.	95,200	0.0
85,000		Entergy Corp.	5,712,000	0.7
89,800		Exelon Corp.	3,521,058	0.4
70,000		FirstEnergy Corp.	3,191,300	0.4
102,000		NextEra Energy, Inc.	6,230,160	0.8
200,000		Pacific Gas & Electric Co.	8,682,000	1.1

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
100,000		Pinnacle West Capital Corp.	$4,790,000	0.6
68,400		PPL Corp.	1,932,984	0.2
120,000		Progress Energy, Inc.	6,373,200	0.8
175,000		Public Service Enterprise Group, Inc.	5,356,750	0.6
105,000		Sempra Energy	6,295,800	0.8
125,000		Southern Co.	5,616,250	0.7
162,000		TECO Energy, Inc.	2,843,100	0.3
200,000		Xcel Energy, Inc.	5,294,000	0.6
			78,964,210	9.6
		Total Common Stock
		(Cost $301,513,599)	301,741,990	36.6
PREFERRED STOCK: 5.2%
		Consumer Discretionary: 0.2%
30,000		General Motors Co.	1,255,500	0.2
		Energy: 0.8%
3,500	#	Chesapeake Energy Corp.	3,570,000	0.4
25,000	@	SandRidge Energy, Inc.	3,053,125	0.4
			6,623,125	0.8
		Financials: 3.6%
1,839	#, @, P	Ally Financial, Inc.	1,532,175	0.2
9,300	@	Bank of America Corp.	9,103,770	1.1
40,000		Citigroup, Inc.	4,141,200	0.5
50	@, P	Federal National Mortgage Association - Convertible Series 2004-1	165,000	0.0
100,000	@, P	Federal National Mortgage Association - Series Q	145,000	0.0
194,460	@, P	Federal National Mortgage Association - Series R	200,780	0.0
96,100	@, P	Federal National Mortgage Association - Series S	132,618	0.0
90,000		Felcor Lodging Trust, Inc.	2,314,692	0.3
191,500	@, P	Federal Home Loan Mortgage Corp.	266,185	0.1
40,000		MetLife, Inc.	2,828,800	0.3
8,000		Wells Fargo & Co.	8,933,600	1.1
			29,763,820	3.6
		Health Care: 0.3%
2,500	@	Tenet Healthcare Corp.	2,193,750	0.3
		Materials: 0.2%
33,000		AngloGold Ashanti Ltd.	1,420,980	0.2
		Utilities: 0.1%
20,000	@	NextEra Energy, Inc.	1,006,000	0.1
		Total Preferred Stock
		(Cost $56,147,172)	42,263,175	5.2
WARRANTS: 0.1%
		Consumer Discretionary: 0.1%
25,281	@	Charter Communications, Inc.	530,901	0.1
11,118	@	General Motors Co.	124,522	0.0
11,118	@	General Motors Co.	184,892	0.0
		Total Warrants
		(Cost $10,331,270)	840,315	0.1
		Total Long-Term Investments
		(Cost $805,061,977)	776,662,156	94.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
		U.S. Government Agency Obligations: 1.5%
315,000	Z	Federal Farm Credit Discount Notes, 04/02/12	$315,000	0.1
11,850,000	Z	Federal Home Loan Bank Discount Notes, 04/02/12	11,849,999	1.4
			12,164,999	1.5
		Securities Lending Collateral(cc)(1): 3.5%
1,455,350		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,455,369, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,484,457, due 01/01/22-03/01/42)	1,455,350	0.2
6,912,907		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $6,913,004, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,051,165, due 03/31/12-04/01/42)	6,912,907	0.8

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
6,912,907		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $6,913,009, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $7,051,165, due 03/01/18-04/15/43)	$6,912,907	0.8
6,912,907		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $6,913,021, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $7,051,165, due 07/19/12-04/01/42)	6,912,907	0.9
6,912,907		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $6,912,992, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $7,051,166, due 10/01/20-12/01/40)	6,912,907	0.8
			29,106,978	3.5
		Total Short-Term Investments
		(Cost $41,271,978)	41,271,977	5.0
		Total Investments in Securities (Cost $846,333,955)	$817,934,133	99.3
		Assets in Excess of Other Liabilities	6,139,128	0.7
		Net Assets	$824,073,261	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	EUR	EU Euro
	GBP	British Pound

		Cost for federal income tax purposes is $846,996,357.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$76,991,253
		Gross Unrealized Depreciation	(106,053,477)
		Net Unrealized Depreciation	$(29,062,224)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$11,735,918	$—	$—	$11,735,918
Consumer Staples	4,903,265	3,611,346	—	8,514,611
Energy	51,151,301	—	—	51,151,301
Financials	34,433,481	11,094,008	—	45,527,489
Health Care	34,213,426	16,150,017	—	50,363,443
Industrials	12,080,202	—	—	12,080,202
Information Technology	12,244,075	—	—	12,244,075
Materials	7,824,300	—	—	7,824,300
Telecommunications	11,659,679	11,676,762	—	23,336,441
Utilities	78,964,210	—	—	78,964,210
Total Common Stock	259,209,857	42,532,133	—	301,741,990
Preferred Stock	14,583,880	27,679,295	—	42,263,175
Warrants	840,315	—	—	840,315
Corporate Bonds/Notes	—	425,193,605	—	425,193,605
Collateralized Mortgage Obligations	—	2,654,256	—	2,654,256
Municipal Bonds	—	1,322,665	—	1,322,665
Structured Products	—	2,646,150	—	2,646,150
Short-Term Investments	—	41,271,977	—	41,271,977
Total Investments, at value	$274,634,052	$543,300,081	$—	$817,934,133

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Preferred Stock	$—	$—	$—	$—	$—	$—	$—	$—	$—
Warrants	23,000	—	—	—	—	—	—	(23,000)	—
Total Investments, at value	$23,000	$—	$—	$—	$—	$—	$—	$(23,000)	$—

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 88.6%
		Consumer Discretionary: 7.7%
351,622		British Sky Broadcasting PLC	$3,803,923	0.8
27,995		Comcast Corp. – Special Class A	826,132	0.2
464,333	@	DaimlerChrysler Escrow	55,720	0.0
928,597	@	DaimlerChrysler Escrow	111,432	0.0
928,605	@	DaimlerChrysler Escrow	111,432	0.0
143,310	@	General Motors Co.	3,675,901	0.8
59,450		Kohl’s Corp.	2,974,284	0.6
88,650		Mattel, Inc.	2,983,959	0.6
185,596		News Corp. - Class A	3,654,385	0.8
117,768		News Corp. - Class B	2,353,005	0.5
440,822		Prime AET&D Holdings	—	—
208,266		Reed Elsevier PLC	1,846,046	0.4
95,179		Time Warner Cable, Inc.	7,757,088	1.6
138,271		Viacom - Class B	6,562,342	1.4
			36,715,649	7.7
		Consumer Staples: 19.4%
243,442		Altria Group, Inc.	7,515,055	1.6
82		British American Tobacco PLC ADR	8,300	0.0
260,698		British American Tobacco PLC	13,132,460	2.8
102,740		Coca-Cola Enterprises, Inc.	2,938,364	0.6
257,670		CVS Caremark Corp.	11,543,616	2.5
106,357		Dr Pepper Snapple Group, Inc.	4,276,615	0.9
111,798		General Mills, Inc.	4,410,431	0.9
199,562		Imperial Tobacco Group PLC	8,095,325	1.7
272,573		Kraft Foods, Inc.	10,360,500	2.2
236,018		Kroger Co.	5,718,716	1.2
34,122		Lorillard, Inc.	4,418,117	0.9
51,222		PepsiCo, Inc.	3,398,580	0.7
63,999		Pernod-Ricard S.A.	6,691,466	1.4
41,261		Philip Morris International, Inc.	3,656,137	0.8
57,692		Reynolds American, Inc.	2,390,756	0.5
52,921		Wal-Mart Stores, Inc.	3,238,765	0.7
			91,793,203	19.4
		Energy: 10.2%
54,699		Apache Corp.	5,493,968	1.1
74,753		Baker Hughes, Inc.	3,135,141	0.7
356,690		BP PLC	2,656,352	0.6
69,685		Consol Energy, Inc.	2,376,258	0.5
5,621		El Paso Corp.	166,101	0.0
36,835		Ensco International PLC ADR	1,949,677	0.4
43,584	@	Exterran Holdings, Inc.	574,873	0.1
281,973		Marathon Oil Corp.	8,938,544	1.9
77,700		Marathon Petroleum Corp.	3,369,072	0.7
56,464		Murphy Oil Corp.	3,177,229	0.7
219,441		Royal Dutch Shell PLC	7,688,333	1.6
92,015		Transocean Ltd.	5,033,220	1.1
102,501		Williams Cos., Inc.	3,158,056	0.7
40,396	@	WPX Energy, Inc.	727,532	0.1
			48,444,356	10.2
		Financials: 14.6%
86,716		ACE Ltd.	6,347,611	1.3
9,488		Alexander’s, Inc.	3,737,133	0.8
7,990	@	Alleghany Corp.	2,629,509	0.5
170,960	@	American International Group, Inc.	5,270,697	1.1
49,872	#,@	Bond Street Holdings, LLC	960,036	0.2
454,259	@	Canary Wharf Group PLC	1,731,445	0.4
44,514	@	CIT Group, Inc.	1,835,757	0.4
105,552		Citigroup, Inc.	3,857,926	0.8
98,875	@	CNO Financial Group, Inc.	769,247	0.2
39,912		Deutsche Boerse AG	2,687,421	0.6
51,610	@	Forestar Real Estate Group, Inc.	794,278	0.2
47,924	@	Guaranty Bancorp	95,369	0.0
34,918		KB Financial Group, Inc.	1,280,406	0.3
83,649		Metlife, Inc.	3,124,290	0.7
240,940		Morgan Stanley	4,732,062	1.0
77,412		NYSE Euronext	2,323,134	0.5
122,450		PNC Financial Services Group, Inc.	7,896,801	1.7
191,125		UBS AG - Reg	2,678,572	0.5
95,274		Wells Fargo & Co.	3,252,654	0.7
20,198	@	White Mountains Insurance Group Ltd.	10,133,741	2.1
11,352		Zurich Financial Services AG	3,051,154	0.6
			69,189,243	14.6
		Health Care: 13.3%
86,964		Amgen, Inc.	5,912,682	1.3
508,940	@	Boston Scientific Corp.	3,043,461	0.7
68,278		Cigna Corp.	3,362,692	0.7
63,300	@	Community Health Systems, Inc.	1,407,792	0.3
98,633		Coventry Health Care, Inc.	3,508,376	0.7
134,204		Eli Lilly & Co.	5,404,395	1.1
61,331	@	Hospira, Inc.	2,293,166	0.5
170,958		Medtronic, Inc.	6,699,844	1.4
323,402		Merck & Co., Inc.	12,418,637	2.6
417,084		Pfizer, Inc.	9,451,123	2.0
626,865	@	Tenet Healthcare Corp.	3,328,653	0.7
63,060		Teva Pharmaceutical Industries Ltd. ADR	2,841,484	0.6
56,616		UnitedHealth Group, Inc.	3,336,947	0.7
			63,009,252	13.3

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 6.0%
681		AP Moller - Maersk A/S - Class B	$5,275,449	1.1
104,423	@	Federal Signal Corp.	580,592	0.1
73,725	@	Gencorp, Inc.	523,448	0.1
19,620		Goodrich Corp.	2,461,133	0.5
77,388	@	Huntington Ingalls Industries, Inc.	3,114,093	0.7
7,102		Orkla ASA	56,217	0.0
95,084	@	Oshkosh Truck Corp.	2,203,096	0.5
122,333	@	Owens Corning, Inc.	4,407,658	0.9
101,498		Raytheon Co.	5,357,064	1.1
42,261		Stanley Black & Decker, Inc.	3,252,407	0.7
23,481		TNT Express NV	290,172	0.1
119,624		TNT NV	738,927	0.2
			28,260,256	6.0
		Information Technology: 8.6%
301,656		Cisco Systems, Inc.	6,380,024	1.4
5,529	@	Google, Inc. - Class A	3,545,416	0.8
362,071		Microsoft Corp.	11,676,790	2.5
57,708	@	Motorola Mobility Holdings, Inc.	2,264,462	0.5
10,370		Nintendo Co., Ltd.	1,575,047	0.3
211,102	@	Symantec Corp.	3,947,607	0.8
119,862	@	TE Connectivity Ltd.	4,404,929	0.9
845,342		Xerox Corp.	6,830,363	1.4
			40,624,638	8.6
		Materials: 3.7%
19,447		Domtar Corp.	1,854,855	0.4
201,748		International Paper Co.	7,081,355	1.5
20,652		Linde AG	3,704,683	0.8
53,357		MeadWestvaco Corp.	1,685,547	0.3
136,698		ThyssenKrupp AG	3,403,031	0.7
			17,729,471	3.7
		Telecommunications: 1.9%
1,682,712		Cable & Wireless Communications PLC	869,974	0.2
3,009,834		Vodafone Group PLC	8,302,097	1.7
			9,172,071	1.9
		Utilities: 3.2%
177,712		E.ON AG	4,257,475	0.9
27,946		Entergy Corp.	1,877,971	0.4
103,444		Exelon Corp.	4,056,039	0.9
92,946		Gaz de France	2,402,526	0.5
161,533	@	NRG Energy, Inc.	2,531,222	0.5
			15,125,233	3.2
		Total Common Stock
		(Cost $377,435,912)	420,063,372	88.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.6%
		Consumer Discretionary: 1.3%
597,890		Clear Channel Communications, Inc., 3.891%, 01/29/16	$467,849	0.1
507,881		Clear Channel Communications, Inc., 3.891%, 01/29/16	405,035	0.1
2,992,169		Clear Channel Communications, Inc., 3.891%, 01/29/16	2,433,755	0.5
260,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	235,300	0.1
1,090,000	&	Clear Channel Communications, Inc., 11.000%, 08/01/16	812,050	0.2
715,000	X	Northwest Airlines Claim (Pending Reorganization), 02/20/49	—	—
637,000		Rite Aid Corp., 9.375%, 12/15/15	657,703	0.1
264,000		Tribune Co., 06/04/14	173,580	0.0
1,654,000		Tribune Co., 06/04/14	1,093,707	0.2
			6,278,979	1.3
		Financials: 1.7%
537,909		Capmark Financial Group, Inc., 9.000%, 09/30/15	544,633	0.1
1,605,000		iStar Financial, Inc., 0.968%, 10/01/12	1,572,900	0.3
96,000		iStar Financial, Inc., 5.250%, 03/19/16	94,720	0.0
206,046		iStar Financial, Inc., 5.000%, 06/28/13	206,081	0.1
289,000		iStar Financial, Inc., 7.000%, 03/19/17	289,722	0.1
169,000		iStar Financial, Inc., 7.000%, 06/30/14	168,816	0.0
216,837		Realogy Corp., 2.250%, 10/10/16	202,110	0.0
3,267,795		Realogy Corp., 4.770%, 10/10/16	3,045,856	0.6
467,000	#	Realogy Corp., 7.875%, 02/15/19	469,335	0.1
216,000	#	Realogy Corp., 9.000%, 01/15/20	223,560	0.1
320,000		Realogy Corp., 11.500%, 04/15/17	303,200	0.1
515,000		Realogy Corp., 13.500%, 10/15/17	531,738	0.1
619,657		Realogy Corp., 10/10/13	525,160	0.1
1,216,000	±, X	Tropicana Entertainment, LLC, 9.625%, 12/15/14	—	—
			8,177,831	1.7
		Utilities: 1.6%
33,000	X	Calpine Corp. Escrow	—	—
49,000	X	Calpine Corp. Escrow	—	—
97,000	X	Calpine Corp. Escrow	—	—

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
720,000	#	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.750%, 03/01/22	$739,800	0.2
790,000		NRG Energy, Inc., 7.375%, 01/15/17	823,575	0.2
6,400,233		Texas Competitive Electric Holdings Co. LLC, 4.743%, 10/10/17	3,574,133	0.8
3,208,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	2,109,260	0.4
826,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	193,078	0.0
			7,439,846	1.6
		Total Corporate Bonds/Notes
		(Cost $25,921,119)	21,896,656	4.6

		Total Long-Term Investments
		(Cost $403,357,031)	441,960,028	93.2
SHORT-TERM INVESTMENTS: 6.0%
		U.S. Government Agency Obligations: 1.5%
7,000,000	Z	Federal Home Loan Bank Discount Notes, 04/02/12
		(Cost $7,000,000)	7,000,000	1.5
		U.S. Treasury Bills: 3.6%
5,000,000		United States Treasury Bill, 0.130%, 09/27/12	4,996,725	1.1
2,000,000		United States Treasury Bill, 04/12/12	1,999,947	0.4
4,000,000		United States Treasury Bill, 04/19/12	3,999,800	0.9
3,000,000		United States Treasury Bill, 05/10/12	2,999,789	0.6
3,000,000		United States Treasury Bill, 06/28/12	2,999,511	0.6
			16,995,772	3.6

Shares			Value	Percentage of Net Assets
		Sovereign: 0.9%
2,000,000		United States Treasury Bill	$1,999,634	0.4
2,500,000		United States Treasury Bill	2,499,991	0.5

		Total Sovereign
		(Cost $4,499,434)	4,499,625	0.9

		Total Short-Term Investments
		(Cost $28,495,527)	28,495,397	6.0

		Total Investments in Securities (Cost $431,852,558)	$470,455,425	99.2
		Assets in Excess of Other Liabilities	3,866,321	0.8
		Net Assets	$474,321,746	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	ADR	American Depositary Receipt
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is $432,649,361.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$72,697,101
		Gross Unrealized Depreciation	(34,891,037)
		Net Unrealized Appreciation	$37,806,064

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$30,787,096	$5,649,969	$278,584	$36,715,649
Consumer Staples	63,873,952	27,919,251	—	91,793,203
Energy	38,099,671	10,344,685	—	48,444,356
Financials	56,800,209	12,389,034	—	69,189,243
Health Care	63,009,252	—	—	63,009,252
Industrials	21,899,491	6,360,765	—	28,260,256
Information Technology	39,049,591	1,575,047	—	40,624,638
Materials	10,621,757	7,107,714	—	17,729,471
Telecommunications	—	9,172,071	—	9,172,071
Utilities	8,465,232	6,660,001	—	15,125,233
Total Common Stock	332,606,251	87,178,537	278,584	420,063,372
Corporate Bonds/Notes	—	21,896,656	—	21,896,656
Short-Term Investments	—	28,495,397	—	28,495,397
Total Investments, at value	$332,606,251	$137,570,590	$278,584	$470,455,425
Other Financial Instruments+
Forward Foreign Currency Contracts	—	70,329	—	70,329
Total Assets	$332,606,251	$137,640,919	$278,584	$470,525,754
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(906,239)	$—	$(906,239)
Total Liabilities	$—	$(906,239)	$—	$(906,239)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$243,761	$—	$—	$—	$(10)	$34,833	$—	$—	$278,584
Corporate Bonds/Notes	—	—	—	3,308	—	(3,308)	—	—	—
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$243,761	$—	$—	$3,308	$(10)	$31,525	$—	$—	$278,584

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $34,833.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	3,569,834	Buy	04/20/12	$43,820	$43,138	$(682)
Bank of America	EU Euro	112,823	Buy	07/17/12	149,889	150,565	676
Barclays Bank PLC	Japanese Yen	2,423,988	Buy	04/20/12	29,274	29,291	17
Barclays Bank PLC	EU Euro	86,374	Buy	07/17/12	114,514	115,268	754
Barclays Bank PLC	EU Euro	144,989	Buy	07/17/12	191,053	193,492	2,439
Barclays Bank PLC	EU Euro	157,546	Buy	07/17/12	208,005	210,250	2,245
Deutsche Bank AG	EU Euro	225,645	Buy	07/17/12	299,769	301,129	1,360
Deutsche Bank AG	EU Euro	432,439	Buy	07/17/12	572,722	577,102	4,380
Deutsche Bank AG	Norwegian Krone	165,350	Buy	06/19/12	28,271	28,945	674
Deutsche Bank AG	Norwegian Krone	165,000	Buy	06/19/12	27,730	28,884	1,154
Deutsche Bank AG	Swiss Franc	65,500	Buy	08/10/12	72,867	72,690	(177)
State Street	Norwegian Krone	14,646	Buy	06/19/12	2,535	2,564	29
State Street	Norwegian Krone	19,830	Buy	06/19/12	3,431	3,471	40
State Street	Norwegian Krone	33,863	Buy	06/19/12	5,841	5,927	86
State Street	Norwegian Krone	158,350	Buy	06/19/12	27,069	27,719	650
State Street	Norwegian Krone	192,130	Buy	06/19/12	32,945	33,633	688
State Street	Norwegian Krone	176,918	Buy	06/19/12	30,275	30,970	695
State Street	Norwegian Krone	44,774	Buy	06/19/12	7,525	7,838	313
State Street	Norwegian Krone	56,259	Buy	06/19/12	9,522	9,848	326
State Street	Norwegian Krone	217,000	Buy	06/19/12	36,388	37,987	1,599
State Street	Norwegian Krone	100,000	Buy	06/19/12	16,616	17,505	889
State Street	Norwegian Krone	102,475	Buy	06/19/12	16,773	17,939	1,166
State Street	Norwegian Krone	70,000	Buy	06/19/12	11,581	12,254	673
State Street	Norwegian Krone	249,232	Buy	06/19/12	41,711	43,629	1,918
							$21,912
Bank of America	Japanese Yen	3,295,691	Sell	04/20/12	$39,860	$39,825	$35
Bank of America	Japanese Yen	2,550,045	Sell	04/20/12	31,803	30,815	988
Bank of America	British Pound	147,387	Sell	05/21/12	232,990	235,662	(2,672)
Bank of America	British Pound	295,690	Sell	05/21/12	464,451	472,787	(8,336)
Bank of America	Japanese Yen	44,513,225	Sell	04/20/12	579,977	537,895	42,082
Bank of America	Swiss Franc	991,608	Sell	08/10/12	1,088,125	1,100,452	(12,327)
Barclays Bank PLC	British Pound	90,130	Sell	05/21/12	143,675	144,112	(437)
Barclays Bank PLC	British Pound	380,000	Sell	05/21/12	602,197	607,593	(5,396)
Barclays Bank PLC	British Pound	9,618,832	Sell	05/21/12	15,208,335	15,379,845	(171,510)
Barclays Bank PLC	EU Euro	173,509	Sell	07/17/12	227,879	231,554	(3,675)
Barclays Bank PLC	EU Euro	168,787	Sell	07/17/12	221,055	225,252	(4,197)
Deutsche Bank AG	Japanese Yen	1,722,459	Sell	04/20/12	20,663	20,814	(151)
Deutsche Bank AG	Japanese Yen	2,427,255	Sell	04/20/12	30,328	29,331	997
Deutsche Bank AG	Japanese Yen	2,118,611	Sell	04/20/12	26,664	25,601	1,063
Deutsche Bank AG	British Pound	53,316	Sell	05/21/12	83,753	85,249	(1,496)
Deutsche Bank AG	Japanese Yen	2,600,000	Sell	04/20/12	33,811	31,418	2,393
Deutsche Bank AG	EU Euro	84,394	Sell	07/17/12	110,505	112,626	(2,121)
Deutsche Bank AG	Swiss Franc	39,320	Sell	08/10/12	42,827	43,635	(808)
Deutsche Bank AG	Swiss Franc	1,028,008	Sell	08/10/12	1,128,439	1,140,847	(12,408)
Deutsche Bank AG	Norwegian Krone	1,943,480	Sell	06/19/12	322,675	340,211	(17,536)
HSBC	Japanese Yen	1,724,943	Sell	04/20/12	20,703	20,844	(141)
HSBC	British Pound	53,316	Sell	05/21/12	83,778	85,248	(1,470)
HSBC	British Pound	9,409,444	Sell	05/21/12	14,876,332	15,045,050	(168,718)
HSBC	EU Euro	84,394	Sell	07/17/12	110,724	112,626	(1,902)
State Street	EU Euro	20,597,007	Sell	07/17/12	26,998,145	27,487,306	(489,161)
State Street	Norwegian Krone	112,600	Sell	06/19/12	18,793	19,711	(918)
							$(857,822)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
26,257,232	@	ING Franklin Income Portfolio - Class I	$270,186,921	33.4
32,140,676	@	ING Franklin Mutual Shares Portfolio - Class I	269,981,676	33.3
22,950,133	@	ING Templeton Global Growth Portfolio - Class I	269,434,557	33.3
		Total Investments in Affiliated Investment Companies
		(Cost $726,964,926)	$809,603,154	100.0
		Liabilities in Excess of Other Assets	(41,890)	—
		Net Assets	$809,561,264	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $829,414,882.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(19,811,728)
		Net Unrealized Depreciation	$(19,811,728)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$809,603,154	$—	$—	$809,603,154
Total Investments, at value	$809,603,154	$—	$—	$809,603,154

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Argentina: 0.5%
155,100		YPF SA ADR	$4,406,391	0.5

		Canada: 10.4%
499,205		Barrick Gold Corp.	21,705,433	2.4
221,300		Centerra Gold, Inc.	3,441,138	0.4
571,794		GoldCorp, Inc.	25,765,038	2.8
438,000	@	Harry Winston Diamond Corp.	6,446,278	0.7
1,143,200	@	Lundin Mining Corp.	5,123,168	0.6
620,896		Teck Cominco Ltd. - Class B	22,141,151	2.5
180,600	@	Thompson Creek Metals Co., Inc.	1,220,856	0.1
545,742		Trican Well Services Ltd.	8,015,560	0.9
			93,858,622	10.4
		France: 1.3%
100,735		Technip S.A.	11,895,334	1.3

		Netherlands: 3.1%
403,042		Royal Dutch Shell PLC - Class A ADR	28,265,336	3.1

		Norway: 2.6%
864,000		Statoil ASA ADR	23,423,040	2.6

		United Kingdom: 4.9%
261,400		Antofagasta PLC	4,830,563	0.5
687,291		BG Group PLC	15,935,872	1.8
383,454		Ensco International PLC ADR	20,296,220	2.2
41,700		Randgold Resources Ltd. ADR	3,668,766	0.4
			44,731,421	4.9
		United States: 75.4%
371,600		Anadarko Petroleum Corp.	29,111,144	3.2
880,647		Arch Coal, Inc.	9,431,730	1.0
550,400	@	Basic Energy Services, Inc.	9,549,440	1.1
540,100	@	Cameron International Corp.	28,533,483	3.2
597,579		Chevron Corp.	64,084,372	7.1
230,976		Cimarex Energy Co.	17,431,759	1.9
182,800		Cliffs Natural Resources, Inc.	12,660,728	1.4
257,800		ConocoPhillips	19,595,378	2.2
285,900		Devon Energy Corp.	20,333,208	2.2
141,400		Domtar Corp.	13,486,732	1.5
366,800	@, L	Energy XXI Bermuda Ltd.	13,245,148	1.5
243,500		EOG Resources, Inc.	27,052,850	3.0
306,000		EQT Corp.	14,752,260	1.6
914,058		ExxonMobil Corp.	79,276,250	8.7
809,400		Freeport-McMoRan Copper & Gold, Inc.	30,789,576	3.4
494,300	@	FX Energy, Inc.	2,688,992	0.3
1,103,928		Halliburton Co.	36,639,370	4.0
151,300		Hess Corp.	8,919,135	1.0
879,200	@	Key Energy Services, Inc.	13,583,640	1.5
164,100	@	Laredo Petroleum Holdings, Inc.	3,846,504	0.4
562,500		Marathon Oil Corp.	17,831,250	2.0
118,400		Mosaic Co/The	6,546,336	0.7
208,600		Murphy Oil Corp.	11,737,922	1.3
517,712		National Oilwell Varco, Inc.	41,142,573	4.5
273,000	@	Newfield Exploration Co.	9,467,640	1.1
442,600		Newmont Mining Corp.	22,692,102	2.5
97,600		Occidental Petroleum Corp.	9,294,448	1.0
237,600		Patterson-UTI Energy, Inc.	4,108,104	0.5
365,000		Range Resources Corp.	21,221,100	2.3
639,300	@	Rowan Cos., Inc.	21,052,149	2.3
462,425		Schlumberger Ltd.	32,337,380	3.6
587,000	@	Southwestern Energy Co.	17,962,200	2.0
297,600	@	Unit Corp.	12,725,376	1.4
			683,130,279	75.4
		Total Common Stock
		(Cost $816,184,632)	889,710,423	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc)(1): 0.0%
222,001

Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $222,004, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $226,441, due 03/01/22-03/01/42)

		(Cost $222,001)	$222,001	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
14,465,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $14,465,000)	$14,465,000	1.6
		Total Short-Term Investments
		(Cost $14,687,001)	14,687,001	1.6
		Total Investments in Securities (Cost $830,871,633)	$904,397,424	99.8
		Assets in Excess of Other Liabilities	2,249,403	0.2
		Net Assets	$906,646,827	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $846,853,780.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$113,563,733
		Gross Unrealized Depreciation	(56,020,089)
		Net Unrealized Appreciation	$57,543,644

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Energy	78.3%
Materials	19.9
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Argentina	$4,406,391	$—	$—	$4,406,391
Canada	93,858,622	—	—	93,858,622
France	—	11,895,334	—	11,895,334
Netherlands	28,265,336	—	—	28,265,336
Norway	23,423,040	—	—	23,423,040
United Kingdom	20,296,220	24,435,201	—	44,731,421
United States	683,130,279	—	—	683,130,279
Total Common Stock	853,379,888	36,330,535	—	889,710,423
Short-Term Investments	$14,465,000	$222,001	$—	$14,687,001
Total Investments, at value	$867,844,888	$36,552,536	$—	$904,397,424

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.5%
	Financials: 4.5%
4,500,000	Huntington National Bank, 0.888%, 06/01/12	$4,506,192	3.5
1,300,000	NCUA Guaranteed Notes, 0.260%, 06/12/13	1,299,194	1.0
	Total Corporate Bonds/Notes
	(Cost $5,803,806)	5,805,386	4.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
377,251	NCUA Guaranteed Notes, 0.621%, 03/06/20	377,017	0.3
367,867	NCUA Guaranteed Notes, 0.621%, 04/06/20	368,312	0.3
367,112	NCUA Guaranteed Notes, 0.621%, 05/07/20	367,585	0.3
607,090	NCUA Guaranteed Notes, 0.641%, 02/06/20	606,805	0.5
334,672	NCUA Guaranteed Notes, 0.641%, 03/11/20	335,404	0.3
153,604	NCUA Guaranteed Notes, 0.591%, 12/07/20	154,170	0.1
281,715	NCUA Guaranteed Notes, 0.611%, 11/06/17	281,715	0.2
	Total Collateralized Mortgage Obligations
	(Cost $2,489,297)	2,491,008	2.0
MUNICIPAL BONDS: 0.5%
	Wisconsin: 0.5%
600,000	State of Wisconsin, 4.800%, 05/01/13	628,764	0.5
	Total Municipal Bonds
	(Cost $625,085)	628,764	0.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.6%
	Federal Home Loan Mortgage Corporation: 13.2%##
5,000,000	0.191%, due 06/03/13	5,002,080	3.9
2,500,000	0.192%, due 06/17/13	2,501,537	2.0
900,000	0.500%, due 10/15/13	900,396	0.7
1,600,000	0.500%, due 10/18/13	1,600,859	1.3
1,200,000	0.500%, due 01/24/14	1,201,656	1.0
5,000,000	0.500%, due 04/17/15	4,983,010	3.9
3,669	5.000%, due 11/01/16	3,944	0.0
3,302	5.000%, due 01/01/17	3,550	0.0
1,332	5.000%, due 01/01/17	1,438	0.0
3,720	5.000%, due 02/01/17	4,016	0.0
1,780	5.000%, due 02/01/17	1,922	0.0
2,675	5.000%, due 02/01/17	2,876	0.0
3,919	5.000%, due 02/01/17	4,214	0.0
2,575	5.000%, due 03/01/17	2,768	0.0
4,577	5.000%, due 03/01/17	4,941	0.0
4,389	5.000%, due 04/01/17	4,738	0.0
2,175	5.000%, due 04/01/17	2,348	0.0
4,488	5.000%, due 04/01/17	4,845	0.0
5,328	5.000%, due 04/01/17	5,751	0.0
4,021	5.000%, due 04/01/17	4,341	0.0
2,121	5.000%, due 04/01/17	2,290	0.0
5,806	5.000%, due 09/01/17	6,267	0.0
2,711	5.000%, due 09/01/17	2,927	0.0
2,171	5.000%, due 09/01/17	2,343	0.0
768	5.000%, due 09/01/17	829	0.0
5,781	5.000%, due 09/01/17	6,241	0.0
16,270	5.000%, due 09/01/17	17,564	0.0
13,675	5.000%, due 09/01/17	14,763	0.0
3,320	5.000%, due 09/01/17	3,584	0.0
2,821	5.000%, due 09/01/17	3,033	0.0
2,723	5.000%, due 09/01/17	2,929	0.0
4,233	5.000%, due 09/01/17	4,570	0.0
3,820	5.000%, due 09/01/17	4,109	0.0
4,430	5.000%, due 09/01/17	4,782	0.0
3,427	5.000%, due 10/01/17	3,729	0.0
3,217	5.000%, due 10/01/17	3,473	0.0
45,820	5.000%, due 10/01/17	49,066	0.1
5,885	5.000%, due 10/01/17	6,301	0.0
6,900	5.000%, due 10/01/17	7,449	0.0
3,458	5.000%, due 10/01/17	3,762	0.0
6,896	5.000%, due 10/01/17	7,503	0.0
5,399	5.000%, due 10/01/17	5,829	0.0
5,444	5.000%, due 10/01/17	5,877	0.0
6,714	5.000%, due 10/01/17	7,248	0.0
8,462	5.000%, due 10/01/17	9,207	0.0
5,130	5.000%, due 10/01/17	5,538	0.0
7,386	5.000%, due 10/01/17	7,907	0.0
52,448	5.000%, due 10/01/17	56,619	0.1
3,243	5.000%, due 10/01/17	3,500	0.0
4,096	5.000%, due 10/01/17	4,422	0.0
4,012	5.000%, due 11/01/17	4,331	0.0
116,813	5.000%, due 11/01/17	125,113	0.1
6,427	5.000%, due 11/01/17	6,938	0.0
7,117	5.000%, due 11/01/17	7,743	0.0
3,734	5.000%, due 11/01/17	4,031	0.0
2,066	5.000%, due 11/01/17	2,230	0.0
3,034	5.000%, due 11/01/17	3,282	0.0
4,032	5.000%, due 11/01/17	4,387	0.0
2,958	5.000%, due 11/01/17	3,218	0.0
4,055	5.000%, due 11/01/17	4,411	0.0
3,410	5.000%, due 12/01/17	3,710	0.0
3,720	5.000%, due 12/01/17	4,015	0.0
5,195	5.000%, due 12/01/17	5,608	0.0
4,640	5.000%, due 12/01/17	5,009	0.0
4,730	5.000%, due 12/01/17	5,107	0.0
5,860	5.000%, due 12/01/17	6,325	0.0
2,879	5.000%, due 12/01/17	3,108	0.0
4,600	5.000%, due 01/01/18	5,004	0.0
4,927	5.000%, due 02/01/18	5,360	0.0
5,285	5.000%, due 02/01/18	5,749	0.0
5,938	5.000%, due 02/01/18	6,461	0.0
4,675	5.000%, due 02/01/18	5,086	0.0
4,807	5.000%, due 02/01/18	5,199	0.0
9,810	5.000%, due 02/01/18	10,673	0.0
4,015	5.000%, due 02/01/18	4,369	0.0

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
4,045		5.000%, due 02/01/18	$4,401	0.0
4,074		5.000%, due 02/01/18	4,432	0.0
3,616		5.000%, due 02/01/18	3,934	0.0
6,058		5.000%, due 03/01/18	6,591	0.0
5,844		5.000%, due 03/01/18	6,358	0.0
4,974		5.000%, due 03/01/18	5,411	0.0
6,009		5.000%, due 03/01/18	6,537	0.0
7,174		5.000%, due 03/01/18	7,805	0.0
4,009		5.000%, due 04/01/18	4,362	0.0
6,431		5.000%, due 04/01/18	6,996	0.0
2,671		5.000%, due 04/01/18	2,883	0.0
3,558		5.000%, due 04/01/18	3,870	0.0
6,294		5.000%, due 05/01/18	6,839	0.0
6,623		5.000%, due 06/01/18	7,206	0.0
6,054		5.000%, due 07/01/18	6,586	0.0
4,919		5.000%, due 07/01/18	5,352	0.0
6,069		5.000%, due 07/01/18	6,603	0.0
7,061		5.000%, due 07/01/18	7,682	0.0
7,290		5.000%, due 11/01/18	7,931	0.0
63,229		5.500%, due 01/01/20	69,077	0.1
			16,932,214	13.2
		Federal National Mortgage Association: 8.4%##
4,700,000		0.405%, due 05/17/13	4,707,938	3.7
3,600,000		0.600%, due 11/14/13	3,603,546	2.8
1,000,000		1.450%, due 06/29/15	1,001,906	0.8
500,000		4.125%, due 04/15/14	537,675	0.4
23,995		5.000%, due 03/01/18	26,251	0.0
64,449		5.000%, due 04/01/18	70,349	0.1
719,550		5.000%, due 08/25/19	775,639	0.6
			10,723,304	8.4
		Total U.S. Government Agency Obligations
		(Cost $27,580,906)	27,655,518	21.6
U.S. TREASURY OBLIGATIONS: 3.9%
		Treasury Inflation Indexed Protected Securities: 1.6%
100,000		0.625%, due 04/15/13	110,095	0.1
600,000		1.625%, due 01/15/15	776,455	0.6
300,000		1.875%, due 07/15/15	390,233	0.3
100,000		2.000%, due 01/15/14	131,172	0.1
300,000		2.000%, due 07/15/14	393,158	0.3
200,000		3.000%, due 07/15/12	257,960	0.2
			2,059,073	1.6
		U.S. Treasury Bonds: 1.2%
1,500,000		0.625%, due 06/30/12	1,502,109	1.2

		U.S. Treasury Notes: 1.1%
1,300,000		0.125%, due 12/31/13	1,295,633	1.0
100,000		1.500%, due 03/31/19	99,219	0.1
			1,394,852	1.1
		Total U.S. Treasury Obligations
		(Cost $4,940,748)	4,956,034	3.9
		Total Long-Term Investments
		(Cost $41,439,842)	41,536,710	32.5
SHORT-TERM INVESTMENTS: 44.2%
		U.S. Government Agency Obligations: 1.5%
1,800,000		Federal Home Loan Banks, 0.210%, 01/04/13
		(Cost $1,799,392)	1,800,313	1.5

		U.S. Treasury Bills: 21.9%
14,000,000		United States Treasury Bill, 04/12/12	13,999,741	11.0
14,000,000		United States Treasury Bill, 04/19/12	13,999,577	10.9
			27,999,318	21.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 20.8%
26,638,589		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $26,638,589)	$26,638,589	20.8
		Total Short-Term Investments
		(Cost $56,437,360)	56,438,220	44.2

		Total Investments in Securities (Cost $97,877,202)	$97,974,930	76.7
		Assets in Excess of Other Liabilities	29,836,548	23.3
		Net Assets	$127,811,478	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$110,792
		Gross Unrealized Depreciation	(13,064)
		Net Unrealized Appreciation	$97,728

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level1)	Significant Other Observable Inputs (Level2)	Significant Unobservable Inputs (Level3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$5,805,386	$—	$5,805,386
Collateralized Mortgage Obligations	—	2,491,008	—	2,491,008
Municipal Bonds	—	628,764	—	628,764
Short-Term Investments	26,638,589	29,799,631	—	56,438,220
U.S. Government Agency Obligations	—	27,655,518	—	27,655,518
U.S. Treasury Obligations	—	4,956,034	—	4,956,034
Total Investments, at value	$26,638,589	$71,336,341	$—	$97,974,930
Other Financial Instruments+
Futures	38,181	—	—	38,181
Swaps	—	—	—	—
Total Assets	$26,676,770	$71,336,341	$—	$98,013,111
Liabilities Table
Other Financial Instruments+
Futures	$(12,628)	$—	$—	$(12,628)
Total Liabilities	$(12,628)	$—	$—	$(12,628)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	92	09/15/14	$22,734,350	$(11,850)
U.S. Treasury 10-Year Note	4	06/20/12	517,938	4,212
U.S. Treasury 5-Year Note	21	06/29/12	2,573,320	(778)
U.S. Treasury Long Bond	2	06/20/12	275,500	2,354
			$26,101,108	$(6,062)
Short Contracts
90-Day Eurodollar	92	09/14/15	22,566,450	19,737
U.S. Treasury 2-Year Note	31	06/29/12	6,824,359	4,997
U.S. Treasury Ultra Long Bond	1	06/20/12	150,969	6,881
			$29,541,778	$31,615

CONSOLIDATED PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Total Return Swap Agreements Outstanding on March 31, 2012:(1)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	28,155,048	$—	$—	$—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	671,928	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	972,279	$—	$—	$—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	72,026,211	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	1,669,934	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	763,478	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12	USD	1,916,791	—	—	—
Receive the price return on the Merrill Lynch Commodity Index, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Merrill Lynch Commodity Index. Counterparty: Merrill Lynch & Co., LLC	06/15/12		USD797,453	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	01/25/13	USD	11,689,863	—	—	—
Receive the price return on the Dow Jones-UBS Commodity Index Excess ReturnSM, if positive. Pay 25 basis points and, if negative, the absolute value of the price return for the Dow Jones-UBS Commodity Index Excess ReturnSM. Counterparty: UBS Warburg LLC	01/25/13	USD	8,860,444	—	—	—
				$—	$—	$—

(1) Each respective total return swap resets monthly based on the change in the price return of the referenced commodity index. At March 31, 2012, each total return swap reset with a negative price return and the Portfolio recorded a realized loss on March 31, 2012 in the amount of $(5,529,929). The fair value of each total return swap is recorded at $0 as the price return of the respective commodity index had zero change as both the closing and opening price of the index was unchanged.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.3%
		Consumer Discretionary: 10.0%
166,189		Carnival Corp.	$5,331,343	0.9
464,860		Comcast Corp. – Class A	13,950,449	2.4
155,385		Home Depot, Inc.	7,817,419	1.3
124,356		Time Warner Cable, Inc.	10,135,014	1.7
281,177		Time Warner, Inc.	10,614,432	1.8
234,418		Viacom - Class B	11,125,478	1.9
			58,974,135	10.0
		Consumer Staples: 12.2%
196,729		Archer-Daniels-Midland Co.	6,228,440	1.1
491,421		Avon Products, Inc.	9,513,910	1.6
79,689		Coca-Cola Co.	5,897,783	1.0
40,215	@	Energizer Holdings, Inc.	2,983,149	0.5
152,895		Kraft Foods, Inc.	5,811,539	1.0
92,375		PepsiCo, Inc.	6,129,081	1.0
209,915		Procter & Gamble Co.	14,108,387	2.4
253,517		Sysco Corp.	7,570,018	1.3
240,143		Unilever NV ADR	8,172,066	1.4
161,871		Walgreen Co.	5,421,060	0.9
			71,835,433	12.2
		Energy: 11.6%
165,537		Anadarko Petroleum Corp.	12,968,169	2.2
87,522		Baker Hughes, Inc.	3,670,673	0.6
63,762	@	Cameron International Corp.	3,368,546	0.6
58,176		ConocoPhillips	4,421,958	0.7
75,464		Devon Energy Corp.	5,367,000	0.9
88,273		ExxonMobil Corp.	7,655,917	1.3
111,414		Hess Corp.	6,567,855	1.1
60,678		Occidental Petroleum Corp.	5,778,366	1.0
133,787		Royal Dutch Shell PLC - Class A ADR	9,382,482	1.6
48,246		Schlumberger Ltd.	3,373,843	0.6
166,259		Williams Cos., Inc.	5,122,440	0.9
38,147	@	WPX Energy, Inc.	687,027	0.1
			68,364,276	11.6
		Financials: 20.3%
74,846		AON Corp.	3,671,945	0.6
182,772		BB&T Corp.	5,737,213	1.0
421,521		Charles Schwab Corp.	6,057,257	1.0
63,054		Chubb Corp.	4,357,662	0.7
299,284		Citigroup, Inc.	10,938,830	1.9
127,713		Comerica, Inc.	4,132,793	0.7
313,833		Fifth Third Bancorp.	4,409,354	0.8
656,026		JPMorgan Chase & Co.	30,164,075	5.1
501,854		Marsh & McLennan Cos., Inc.	16,455,793	2.8
102,203		Northern Trust Corp.	4,849,532	0.8
183,255		PNC Financial Services Group, Inc.	11,818,115	2.0
116,939		State Street Corp.	5,320,724	0.9
140,739		US Bancorp.	4,458,611	0.8
211,455		Wells Fargo & Co.	7,219,074	1.2
			119,590,978	20.3
		Health Care: 11.4%
28,950		Abbott Laboratories	1,774,345	0.3
289,606		Bristol-Myers Squibb Co.	9,774,202	1.7
91,587		Cardinal Health, Inc.	3,948,316	0.7
89,812		Cigna Corp.	4,423,241	0.7
66,325		Eli Lilly & Co.	2,670,908	0.5
47,872	@	Hospira, Inc.	1,789,934	0.3
235,743		Medtronic, Inc.	9,238,768	1.6
265,409		Merck & Co., Inc.	10,191,706	1.7
526,608		Pfizer, Inc.	11,932,937	2.0
194,408		UnitedHealth Group, Inc.	11,458,408	1.9
3,480		WellPoint, Inc.	256,824	0.0
			67,459,589	11.4
		Industrials: 9.0%
117,535		Cintas Corp.	4,597,969	0.8
1,325,047		General Electric Co.	26,593,693	4.5
196,730		Ingersoll-Rand PLC	8,134,786	1.4
246,297		Tyco International Ltd.	13,836,966	2.3
			53,163,414	9.0
		Information Technology: 10.5%
195,240	@	Amdocs Ltd.	6,165,679	1.0
400,658		Applied Materials, Inc.	4,984,185	0.8
283,590	@	Dell, Inc.	4,707,594	0.8
428,235	@	eBay, Inc.	15,797,589	2.7
212,753		Hewlett-Packard Co.	5,069,904	0.9
195,123		Intel Corp.	5,484,908	0.9
452,336		Microsoft Corp.	14,587,836	2.5
287,641		Western Union Co.	5,062,482	0.9
			61,860,177	10.5
		Materials: 1.1%
67,064		PPG Industries, Inc.	6,424,731	1.1

		Telecommunications: 3.0%
189,556		Verizon Communications, Inc.	7,246,726	1.2
383,267		Vodafone Group PLC ADR	10,604,998	1.8
			17,851,724	3.0
		Utilities: 3.2%
156,200		American Electric Power Co., Inc.	6,026,196	1.0
115,083		Edison International	4,892,178	0.8
45,722		Entergy Corp.	3,072,519	0.5
115,285		FirstEnergy Corp.	5,255,843	0.9
			19,246,736	3.2
		Total Common Stock (Cost $442,362,320)	544,771,193	92.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.4%
104,700		SPDR S&P Homebuilders	$2,233,251	0.4
		Total Exchange-Traded Funds (Cost $1,832,720)	2,233,251	0.4
		Total Long-Term Investments (Cost $444,195,040)	547,004,444	92.7

SHORT-TERM INVESTMENTS: 7.0%
		Mutual Funds: 7.0%
41,019,113		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $41,019,113)	41,019,113	7.0

		Total Short-Term Investments (Cost $41,019,113)	41,019,113	7.0

		Total Investments in Securities (Cost $485,214,153)	$588,023,557	99.7
		Assets in Excess of Other Liabilities	2,061,219	0.3
		Net Assets	$590,084,776	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $486,610,395.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$115,138,073
		Gross Unrealized Depreciation	(13,724,911)
		Net Unrealized Appreciation	$101,413,162

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Growth and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$58,974,135	$—	$—	$58,974,135
Consumer Staples	71,835,433	—	—	71,835,433
Energy	68,364,276	—	—	68,364,276
Financials	115,919,033	—	3,671,945	119,590,978
Health Care	67,459,589	—	—	67,459,589
Industrials	53,163,414	—	—	53,163,414
Information Technology	61,860,177	—	—	61,860,177
Materials	6,424,731	—	—	6,424,731
Telecommunications	17,851,724	—	—	17,851,724
Utilities	19,246,736	—	—	19,246,736
Total Common Stock	541,099,248	—	3,671,945	544,771,193
Exchange-Traded Funds	$2,233,251	$—	$—	$2,233,251
Short-Term Investments	41,019,113	—	—	41,019,113
Total Investments, at value	$584,351,612	$—	$3,671,945	$588,023,557
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(276,875)	$—	$(276,875)
Total Liabilities	$—	$(276,875)	$—	$(276,875)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	EU Euro	8,243,032	Sell	04/16/12	$10,863,740	$10,994,492	$(130,752)
Deutsche Bank AG	British Pound	4,911,898	Sell	04/16/12	7,745,277	7,855,719	(110,442)
Deutsche Bank AG	EU Euro	2,303,163	Sell	04/16/12	3,036,260	3,071,941	(35,681)
							$(276,875)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Brazil: 17.4%
745,535		Cia de Bebidas das Americas ADR	$30,805,506	3.0
1,276,500		Cia de Concessoes Rodoviarias	10,328,360	1.0
561,440		Cielo SA	18,948,927	1.9
986,700		Itau Unibanco Holding S.A.	18,864,296	1.9
1,615,300	@	OGX Petroleo e Gas Participacoes S.A.	13,379,351	1.3
1,164,887		Petroleo Brasileiro SA ADR	29,774,512	2.9
544,800		Ultrapar Participacoes SA	11,863,266	1.2
1,558,981		Vale SA ADR	35,373,279	3.5
644,700		Weg S.A.	7,091,718	0.7
			176,429,215	17.4
		Chile: 2.1%
248,301	L	Banco Santander Chile ADR	21,376,233	2.1

		China: 16.0%
4,015,500	L	Anhui Conch Cement Co., Ltd.	12,744,218	1.3
23,698,950		China Construction Bank	18,291,306	1.8
8,613,037		China Merchants Bank Co., Ltd.	17,605,014	1.7
2,807,000		China Mobile Ltd.	30,909,500	3.0
13,232,000		CNOOC Ltd.	27,085,546	2.7
351,644	@	New Oriental Education & Technology Group ADR	9,656,144	0.9
2,509,500		Ping An Insurance Group Co. of China Ltd.	18,966,978	1.9
3,018,000	L	Tingyi Cayman Islands Holding Corp.	8,717,395	0.9
2,380,000	L	Tsingtao Brewery Co., Ltd.	12,870,954	1.3
2,389,000		Wumart Stores, Inc.	5,268,420	0.5
			162,115,475	16.0
		Egypt: 0.5%
114,438		Orascom Construction Industries	4,959,076	0.5

		Hong Kong: 5.7%
5,539,600		AIA Group Ltd.	20,336,526	2.0
2,502,000		Hang Lung Properties Ltd.	9,195,475	0.9
258,000	@	Jardine Matheson Holdings Ltd.	12,900,000	1.3
6,564,000		Li & Fung Ltd.	15,022,110	1.5
			57,454,111	5.7
		Hungary: 0.6%
374,323	L	OTP Bank Nyrt	6,504,472	0.6

		India: 10.4%
460,306		ACC Ltd.	12,290,701	1.2
1,471,684		Ambuja Cements Ltd.	4,981,061	0.5
2,434,925		Bharti Airtel Ltd.	16,164,447	1.6
896,790		HDFC Bank Ltd. ADR	30,580,539	3.0
650,500		Housing Development Finance Corp.	8,599,601	0.9
449,884	L	Infosys Technologies Ltd. ADR	25,656,884	2.5
665,700		Jindal Steel & Power Ltd.	7,124,955	0.7
			105,398,188	10.4
		Indonesia: 3.8%
2,466,000		Astra International Tbk PT	19,952,973	2.0
17,171,500		Bank Rakyat Indonesia	13,086,613	1.3
2,272,500		Unilever Indonesia Tbk PT	4,971,143	0.5
			38,010,729	3.8
		Italy: 1.7%
454,707	L	Tenaris S.A. ADR	17,383,449	1.7

		Malaysia: 0.6%
311,500		British American Tobacco Malaysia Bhd	5,761,916	0.6

		Mexico: 4.0%
1		Grupo Aeroportuario del Sureste S.A. de CV ADR ADR	68	0.0
4,115,964		Grupo Financiero Banorte SA de CV	18,295,962	1.8
6,523,040		Wal-Mart de Mexico SA de CV	21,888,267	2.2
			40,184,297	4.0
		Russia: 3.4%
423,354	L	Magnit OAO GDR	12,330,456	1.2
112,500	#	Magnit OJSC GDR	3,276,635	0.4
5,751,606		Sberbank of Russian Federation	18,561,254	1.8
			34,168,345	3.4
		South Africa: 8.8%
2,576,079		African Bank Investments Ltd.	13,401,325	1.3
405,071		Bidvest Group Ltd	9,511,457	0.9
3,164,470		FirstRand Ltd.	9,792,904	1.0
607,628		Impala Platinum Holdings Ltd.	12,000,177	1.2
451,032		Massmart Holdings Ltd.	9,541,512	0.9
930,199		MTN Group Ltd.	16,402,485	1.6
1,249,061		RMB Holdings Ltd.	5,099,059	0.5
593,000		Shoprite Holdings Ltd.	10,627,742	1.1
70,200		Tiger Brands Ltd.	2,467,826	0.3
			88,844,487	8.8
		South Korea: 11.2%
32,571		E-Mart Co. Ltd.	7,176,948	0.7
82,592		Hyundai Mobis	20,963,314	2.1
110,697		Hyundai Motor Co.	22,858,735	2.3
25,317		Posco	8,489,764	0.8

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Korea (continued)
47,711		Samsung Electronics Co., Ltd.	$53,820,623	5.3
			113,309,384	11.2
		Taiwan: 6.7%
3,415,200		Delta Electronics, Inc.	10,052,215	1.0
3,991,096		Hon Hai Precision Industry Co., Ltd.	15,537,998	1.5
581,000		President Chain Store Corp.	3,241,095	0.3
2,483,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,139,207	0.7
2,112,062		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,272,307	3.2
			68,242,822	6.7
		Turkey: 2.8%
1,666,600		KOC Holding A/S	6,774,593	0.7
5,462,927		Turkiye Garanti Bankasi A/S	21,654,187	2.1
			28,428,780	2.8
		United Kingdom: 1.0%
404,200		Standard Chartered PLC	10,093,469	1.0

		Total Common Stock (Cost $758,571,602)	978,664,448	96.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateral(cc)(1): 6.4%
15,309,634		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $15,309,860, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $15,615,827, due 03/01/18-04/15/43)	$15,309,634	1.5
15,309,634		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $15,309,886, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $15,615,827, due 07/19/12-04/01/42)	15,309,634	1.5
3,223,081		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $3,223,134, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $3,287,543, due 10/01/13-06/25/43)	3,223,081	0.4
15,309,634		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $15,309,848, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $15,615,827, due 01/15/13-04/01/42)	15,309,634	1.5
15,309,634		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $15,309,823, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $15,615,827, due 12/01/17-04/01/42)	15,309,634	1.5
			64,461,617	6.4
		Total Short-Term Investments (Cost $64,461,617)	64,461,617	6.4
		Total Investments in Securities (Cost $823,033,219)	$1,043,126,065	103.1
		Liabilities in Excess of Other Assets	(31,713,021)	(3.1)
		Net Assets	$1,011,413,044	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $832,301,136.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$243,767,009
		Gross Unrealized Depreciation	(32,942,080)
		Net Unrealized Appreciation	$210,824,929

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.8%
Consumer Staples	13.9
Energy	9.8
Financials	27.6
Industrials	5.1
Information Technology	16.1
Materials	9.2
Telecommunications	6.2
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Brazil	$176,429,215	$—	$—	$176,429,215
Chile	21,376,233	—	—	21,376,233
China	9,656,144	152,459,331	—	162,115,475
Egypt	—	4,959,076	—	4,959,076
Hong Kong	12,900,000	44,554,111	—	57,454,111
Hungary	—	6,504,472	—	6,504,472
India	56,237,423	49,160,765	—	105,398,188
Indonesia	—	38,010,729	—	38,010,729
Italy	17,383,449	—	—	17,383,449
Malaysia	—	5,761,916	—	5,761,916
Mexico	40,184,297	—	—	40,184,297
Russia	18,561,254	15,607,091	—	34,168,345
South Africa	—	88,844,487	—	88,844,487
South Korea	—	113,309,384	—	113,309,384
Taiwan	32,272,307	35,970,515	—	68,242,822
Turkey	—	28,428,780	—	28,428,780
United Kingdom	—	10,093,469	—	10,093,469
Total Common Stock	385,000,322	593,664,126	—	978,664,448
Short-Term Investments	—	64,461,617	—	64,461,617
Total Investments, at value	$385,000,322	$658,125,743	$—	$1,043,126,065

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 16.8%
38,800	@	Aeropostale, Inc.	$838,856	0.2
5,200	@	American Axle & Manufacturing Holdings, Inc.	60,892	0.0
200,900		American Eagle Outfitters	3,453,471	0.8
36,900		American Greetings Corp.	566,046	0.1
46,500		Ameristar Casinos, Inc.	866,295	0.2
1,800	@	Biglari Holdings, Inc.	725,130	0.2
43,500	@	Bridgepoint Education, Inc.	1,076,625	0.2
84,980		Brinker International, Inc.	2,341,199	0.5
40,780		Brunswick Corp.	1,050,085	0.2
57,800	@	Cabela’s, Inc.	2,205,070	0.5
5,300	@	Capella Education Co.	190,535	0.0
52,800	@	Casual Male Retail Group, Inc.	177,408	0.0
155,440		Chico’s FAS, Inc.	2,347,144	0.5
117,170		Cinemark Holdings, Inc.	2,571,881	0.6
88,300	@	Conn’s, Inc.	1,355,405	0.3
9,000		Cooper Tire & Rubber Co.	136,980	0.0
15,100	@	Cost Plus, Inc.	270,290	0.1
65,785		Cracker Barrel Old Country Store	3,670,803	0.8
274		CSS Industries, Inc.	5,332	0.0
22,800	@	Deckers Outdoor Corp.	1,437,540	0.3
73,270		Dick’s Sporting Goods, Inc.	3,522,822	0.8
24,800		Dillard’s, Inc.	1,562,896	0.3
13,900	@	DineEquity, Inc.	689,440	0.2
48,200	@	Domino’s Pizza, Inc.	1,749,660	0.4
39,149	@	Drew Industries, Inc.	1,069,159	0.2
62,600	@	Entercom Communications Corp.	406,274	0.1
54,100	@	Express, Inc.	1,351,418	0.3
28,400		Finish Line	602,648	0.1
9,300	@	G-III Apparel Group Ltd.	264,306	0.1
54,800	@	Helen of Troy Ltd.	1,863,748	0.4
183,799	@	Iconix Brand Group, Inc.	3,194,427	0.7
30,900		Jakks Pacific, Inc.	539,205	0.1
183,731		Jarden Corp.	7,391,498	1.6
49,700	@	Journal Communications, Inc.	279,811	0.1
63,900	L	KB Home	568,710	0.1
3,700	@	Kirkland’s, Inc.	59,866	0.0
6,500	@	Knology, Inc.	118,300	0.0
8,100	@	Libbey, Inc.	104,814	0.0
18,400		Lifetime Brands, Inc.	206,816	0.0
43,175	@	Lin TV Corp.	174,859	0.0
3,300		Lincoln Educational Services Corp.	26,103	0.0
5,500		Mac-Gray Corp.	83,215	0.0
57,300	@	Maidenform Brands, Inc.	1,289,823	0.3
99,500	@	Monarch Casino & Resort, Inc.	1,024,850	0.2
28,386		Morningstar, Inc.	1,789,737	0.4
143,400	@	OfficeMax, Inc.	820,248	0.2
19,200		Oxford Industries, Inc.	975,744	0.2
111,130	@	Papa John’s International, Inc.	4,185,156	0.9
98,080	@	Penn National Gaming, Inc.	4,215,478	0.9
31,900	@	Perry Ellis International, Inc.	595,573	0.1
58,250		Pool Corp.	2,179,715	0.5
40,000		Rent-A-Center, Inc.	1,510,000	0.3
31,900	@	Ruby Tuesday, Inc.	291,247	0.1
60,508	@	Ruth’s Hospitality Group, Inc.	459,256	0.1
18,200	@	Select Comfort Corp.	589,498	0.1
91,760	@	Shuffle Master, Inc.	1,614,976	0.4
101,300		Sinclair Broadcast Group, Inc.	1,120,378	0.2
66,900	@	Sonic Corp.	513,792	0.1
45,900		Standard Motor Products, Inc.	814,266	0.2
12,550	@	Steven Madden Ltd.	536,513	0.1
5,700		Sturm Ruger & Co., Inc.	279,870	0.1
10,700	@	Tempur-Pedic International, Inc.	903,401	0.2
52,922	@	VOXX International Corp.	717,622	0.2
			77,604,125	16.8
		Consumer Staples: 2.2%
19,800		Andersons, Inc.	964,062	0.2
23,400		B&G Foods, Inc.	526,734	0.1
4,000		Coca-Cola Bottling Co. Consolidated	250,960	0.1
19,900	@	Darling International, Inc.	346,658	0.1
47,100	L	Diamond Foods, Inc.	1,074,822	0.2
8,400	@	Elizabeth Arden, Inc.	293,832	0.1
10,800		Fresh Del Monte Produce, Inc.	246,672	0.1
53,910		J&J Snack Foods Corp.	2,828,119	0.6
12,200		Nash Finch Co.	346,724	0.1
33,500	@	Prestige Brands Holdings, Inc.	585,580	0.1
16,000	@	Revlon, Inc. - Class A	276,000	0.1
83,700		Spartan Stores, Inc.	1,516,644	0.3
18,300	@, L	USANA Health Sciences, Inc.	683,139	0.1
6,000		Village Super Market	189,540	0.0
			10,129,486	2.2
		Energy: 6.0%
7,000		Alon USA Energy, Inc.	63,350	0.0
1,700		Apco Oil and Gas International, Inc.	115,889	0.0
60,995	@	Approach Resources, Inc.	2,253,765	0.5
7,900	@	Bonanza Creek Energy, Inc.	172,615	0.0
11,000	@, L	C&J Energy Services, Inc.	195,690	0.0
3,500	@	Cal Dive International, Inc.	11,550	0.0
51,000	@	Callon Petroleum Co.	320,790	0.1
54,090		Cimarex Energy Co.	4,082,172	0.9
14,000	@	Clayton Williams Energy, Inc.	1,112,160	0.2

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
10,800	@	Cloud Peak Energy, Inc.	$172,044	0.0
10,000		Delek US Holdings, Inc.	155,100	0.0
36,600	L	EXCO Resources, Inc.	242,658	0.1
8,000	@	Georesources, Inc.	261,920	0.1
28,400	@	Gulfmark Offshore, Inc.	1,305,264	0.3
48,400	@	Gulfport Energy Corp.	1,409,408	0.3
10,000		Lufkin Industries, Inc.	806,500	0.2
6,100	@	Matrix Service Co.	85,461	0.0
35,900	@, L	McMoRan Exploration Co.	384,130	0.1
26,400	@	Newpark Resources	216,216	0.0
212,750		Patterson-UTI Energy, Inc.	3,678,448	0.8
26,800	@	Renewable Energy Group, Inc.	277,648	0.1
193,940	@, L	Resolute Energy Corp.	2,207,037	0.5
24,275	L	RPC, Inc.	257,558	0.1
38,046	@	Superior Energy Services	1,002,893	0.2
49,070		Tidewater, Inc.	2,650,761	0.6
59,600	@	Vaalco Energy, Inc.	563,220	0.1
57,400		W&T Offshore, Inc.	1,209,992	0.3
37,600	@	Warren Resources, Inc.	122,576	0.0
51,800		Western Refining, Inc.	974,876	0.2
31,300		World Fuel Services Corp.	1,283,300	0.3
			27,594,991	6.0
		Financials: 22.0%
11,300		Advance America Cash Advance Centers, Inc.	118,537	0.0
14,300		Agree Realty Corp.	322,894	0.1
1,100		Alliance Financial Corp.	33,341	0.0
13,077		American Campus Communities, Inc.	584,803	0.1
124,900		American Equity Investment Life Holding Co.	1,594,973	0.3
13,200	@	American Safety Insurance Holdings Ltd.	248,820	0.1
234,200		Anworth Mortgage Asset Corp.	1,541,036	0.3
51,000		Ashford Hospitality Trust, Inc.	459,510	0.1
21,900		Aspen Insurance Holdings Ltd.	611,886	0.1
325,460		Associated Banc-Corp.	4,543,422	1.0
29,500		Associated Estates Realty Corp.	482,030	0.1
39,500	@	BBCN Bancorp, Inc.	439,635	0.1
50,750		BGC Partners, Inc.	375,043	0.1
17,900		BioMed Realty Trust, Inc.	339,742	0.1
10,500		Banco Latinoamericano de Exportaciones S.A.	221,655	0.1
6,800	@	BofI Holding, Inc.	116,144	0.0
4,100		Bridge Bancorp, Inc.	85,977	0.0
8,500		OceanFirst Financial Corp.	121,040	0.0
146,905		Calamos Asset Management, Inc.	1,925,925	0.4
44,300		Capital Lease Funding, Inc.	178,529	0.0
132,600		Capstead Mortgage Corp.	1,738,386	0.4
34,100		Cash America International, Inc.	1,634,413	0.4
23,200		Cathay General Bancorp.	410,640	0.1
43,200		CBL & Associates Properties, Inc.	817,344	0.2
4,500		Center Bancorp, Inc.	45,135	0.0
13,400		Citizens & Northern Corp.	268,000	0.1
11,100		City Holding Co.	385,392	0.1
159,900	@	CNO Financial Group, Inc.	1,244,022	0.3
165,400		Cogdell Spencer, Inc.	701,296	0.2
10,015		Colonial Properties Trust	217,626	0.0
15,500		Community Bank System, Inc.	446,090	0.1
4,670		Community Trust Bancorp., Inc.	149,767	0.0
22,300		Coresite Realty Corp.	526,057	0.1
86,425		DCT Industrial Trust, Inc.	509,908	0.1
28,325		DDR Corp.	413,545	0.1
11,100		Delphi Financial Group	496,947	0.1
55,592	@	DFC Global Corp.	1,049,021	0.2
13,500		Diamond Hill Investment Group, Inc.	994,275	0.2
9,400		Dime Community Bancshares	137,334	0.0
11,200		East-West Bancorp., Inc.	258,608	0.1
84,991		EastGroup Properties, Inc.	4,268,248	0.9
38,900		Education Realty Trust, Inc.	421,676	0.1
44,254	@, L	eHealth, Inc.	721,783	0.2
13,900		Enterprise Financial Services Corp.	163,186	0.0
92,696		Epoch Holding Corp.	2,213,580	0.5
2,900		Equity Lifestyle Properties, Inc.	202,246	0.0
14,100		Financial Institutions, Inc.	227,997	0.1
5,300		First Bancorp.	57,929	0.0
37,800		First Busey Corp.	186,732	0.0
171,400		First Commonwealth Financial Corp.	1,048,968	0.2
17,000		First Community Bancshares, Inc.	227,120	0.1
164,642		First Financial Bancorp.	2,848,307	0.6
74,975	@	First Industrial Realty Trust, Inc.	925,941	0.2
13,100		First Merchants Corp.	161,654	0.0
14,337		First Niagara Financial Group, Inc.	141,076	0.0
9,553		First of Long Island Corp.	253,155	0.1
63,476	@	First Republic Bank	2,090,899	0.5
76,422	@	FirstService Corp.	2,341,570	0.5
18,600		Flagstone Reinsurance Holdings S.A.	146,382	0.0
43,300		FNB Corp.	523,064	0.1
113,600		Glacier Bancorp., Inc.	1,697,184	0.4
10,100		Gladstone Capital Corp.	81,911	0.0
25,700		Glimcher Realty Trust	262,654	0.1
44,810		Greenhill & Co., Inc.	1,955,508	0.4
70,718	@	Hanmi Financial Corp.	715,666	0.2

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
2,200		Heartland Financial USA, Inc.	$38,148	0.0
226,024	@	HFF, Inc.	3,722,615	0.8
4,600		Home Properties, Inc.	280,646	0.1
5,100		Horace Mann Educators Corp.	89,862	0.0
13,500		Huntington Bancshares, Inc.	87,075	0.0
39,959		IBERIABANK Corp.	2,136,608	0.5
1,500		IDT Corp.	14,010	0.0
11,130		International Bancshares Corp.	235,399	0.1
233,200		Janus Capital Group, Inc.	2,077,812	0.5
51,660		JMP Group, Inc.	381,251	0.1
118,026	L	KBW, Inc.	2,183,481	0.5
34,400	@	Knight Capital Group, Inc.	442,728	0.1
7,638		Lakeland Bancorp, Inc.	75,234	0.0
6,100		Lakeland Financial Corp.	158,783	0.0
18,400		LaSalle Hotel Properties	517,776	0.1
149,899		Lexington Realty Trust	1,347,592	0.3
11,700		LTC Properties, Inc.	374,400	0.1
12,200		MainSource Financial Group, Inc.	147,010	0.0
33,200		Meadowbrook Insurance Group, Inc.	309,756	0.1
106,700		MFA Mortgage Investments, Inc.	797,049	0.2
58,480		Mid-America Apartment Communities, Inc.	3,919,914	0.9
4,300		Mission West Properties	42,398	0.0
4,100	L	National Bankshares, Inc.	123,410	0.0
41,000	@	National Financial Partners Corp.	620,740	0.1
120,120		National Retail Properties, Inc.	3,266,063	0.7
6,100		NBT Bancorp., Inc.	134,688	0.0
22,200		Nelnet, Inc.	575,202	0.1
119,800	@	Ocwen Financial Corp.	1,872,474	0.4
102,900		Omega Healthcare Investors, Inc.	2,187,654	0.5
35,900		Oriental Financial Group	434,390	0.1
16,300		PacWest Bancorp	396,090	0.1
9,500		Parkway Properties, Inc.	99,560	0.0
46,200		Pennsylvania Real Estate Investment Trust	705,474	0.2
8,900		Peoples Bancorp., Inc.	156,106	0.0
51,100	@	PHH Corp.	790,517	0.2
28,800	@	Pinnacle Financial Partners, Inc.	528,480	0.1
57,250		ProAssurance Corp.	5,044,297	1.1
4,093		Prospect Capital Corp.	44,941	0.0
7,100		Prosperity Bancshares, Inc.	325,180	0.1
7,000		PS Business Parks, Inc.	458,780	0.1
8,400		Ramco-Gershenson Properties	102,648	0.0
2,000		Renasant Corp.	32,560	0.0
4,957		Republic Bancorp., Inc.	118,571	0.0
158,341		RLJ Lodging Trust	2,949,893	0.6
15,700		Selective Insurance Group	276,477	0.1
40,600		Senior Housing Properties Trust	895,230	0.2
16,500		Sierra Bancorp.	162,195	0.0
6,889		Southside Bancshares, Inc.	152,247	0.0
46,100	@	Southwest Bancorp., Inc.	425,042	0.1
4,300		Sun Communities, Inc.	186,319	0.0
40,400		Susquehanna Bancshares, Inc.	399,152	0.1
6,500	@	SVB Financial Group	418,210	0.1
21,490		SWS Group, Inc.	122,923	0.0
19,600		Trustco Bank Corp.	111,916	0.0
228,852		Umpqua Holdings Corp.	3,103,233	0.7
8,000		WesBanco, Inc.	161,120	0.0
12,800		West BanCorp., Inc.	127,872	0.0
228,633	@	Western Alliance Bancorp.	1,936,522	0.4
119,300	@	Wilshire Bancorp., Inc.	576,219	0.1
27,800	@, L	World Acceptance, Corp.	1,702,750	0.4
			101,777,876	22.0
		Health Care: 11.6%
70,100	@	Achillion Pharmaceuticals, Inc.	671,558	0.2
28,300	@	Acorda Therapeutics, Inc.	751,365	0.2
20,100	@	Affymax, Inc.	235,974	0.1
25,400	@	Almost Family, Inc.	660,654	0.1
73,523	@	Amsurg Corp.	2,057,174	0.5
68,800	@	Anthera Pharmaceuticals, Inc.	152,048	0.0
85,700	@	Ariad Pharmaceuticals, Inc.	1,366,915	0.3
29,025	@, L	BioCryst Pharmaceuticals, Inc.	140,191	0.0
25,100	@	Cambrex Corp.	175,449	0.0
62,100		Cantel Medical Corp.	1,558,089	0.3
20,800	@	Celldex Therapeutics, Inc.	105,872	0.0
129,000	@, L	Chelsea Therapeutics International, Inc.	330,240	0.1
40,700	@	ChemoCentryx, Inc.	433,862	0.1
188,870		Coventry Health Care, Inc.	6,718,106	1.5
78,498	@, L	Cumberland Pharmaceuticals, Inc.	588,735	0.1
14,600	@	DynaVox, Inc.	44,968	0.0
17,500	@	Enzo Biochem, Inc.	47,075	0.0
40,000	@	Genomic Health, Inc.	1,224,400	0.3
59,400	@	Gentiva Health Services, Inc.	519,156	0.1
58,800	@	Greatbatch, Inc.	1,441,776	0.3
56,200	@	Halozyme Therapeutics, Inc.	717,112	0.2
13,800	@	Hanger Orthopedic Group, Inc.	301,668	0.1
33,460	@	Idexx Laboratories, Inc.	2,926,077	0.6
34,400	@	Impax Laboratories, Inc.	845,552	0.2
39,500	@, L	Incyte Corp., Ltd.	762,350	0.2
29,700	@	Insulet Corp.	568,458	0.1
40,100	@	InterMune, Inc.	588,267	0.1
33,500		Invacare Corp.	555,095	0.1

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
15,200	@	Ironwood Pharmaceuticals, Inc.	$202,312	0.0
13,100	@	Jazz Pharmaceuticals PLC	634,957	0.1
16,100	@	MAP Pharmaceuticals, Inc.	231,196	0.1
78,400	@	MedAssets, Inc.	1,031,744	0.2
10,000		Medicis Pharmaceutical Corp.	375,900	0.1
11,100	@	Medivation, Inc.	829,392	0.2
119,100	@	Metropolitan Health Networks, Inc.	1,115,967	0.2
19,000	@	Molina Healthcare, Inc.	638,970	0.1
36,000	@	Momenta Pharmaceuticals, Inc.	551,520	0.1
36,320	@	MWI Veterinary Supply, Inc.	3,196,160	0.7
98,100	@	Omnicell, Inc.	1,492,101	0.3
10,400	@	Onyx Pharmaceuticals, Inc.	391,872	0.1
21,300	@	Orthofix International NV	800,454	0.2
13,350		Owens & Minor, Inc.	405,973	0.1
13,700	@	Par Pharmaceutical Cos., Inc.	530,601	0.1
161,130	@	PSS World Medical, Inc.	4,083,034	0.9
6,000	@, L	Raptor Pharmaceutical Corp.	40,560	0.0
127,200	@	RTI Biologics, Inc.	470,640	0.1
7,400	@	Salix Pharmaceuticals Ltd.	388,500	0.1
112,400	@, L	Sequenom, Inc.	457,468	0.1
11,300	@	Sirona Dental Systems, Inc.	582,402	0.1
50,705	@	Skilled Healthcare Group, Inc.	388,400	0.1
67,026	@	Solta Medical, Inc.	203,089	0.0
47,700	@, L	Spectrum Pharmaceuticals, Inc.	602,451	0.1
70,900	@	Targacept, Inc.	363,008	0.1
10,300	@	Triple-S Management Corp.	237,930	0.1
4,800		US Physical Therapy, Inc.	110,640	0.0
50,240	@	VCA Antech, Inc.	1,166,070	0.3
8,700	@	Viropharma, Inc.	261,609	0.1
39,000	@	Vivus, Inc.	872,040	0.2
59,800	@	WellCare Health Plans, Inc.	4,298,424	0.9
			53,443,570	11.6
		Industrials: 15.5%
137,176	@	ACCO Brands Corp.	1,702,354	0.4
35,700		Actuant Corp.	1,034,943	0.2
18,200		Acuity Brands, Inc.	1,143,506	0.3
55,400	@	Alaska Air Group, Inc.	1,984,428	0.4
48,038	@	Altra Holdings, Inc.	922,330	0.2
24,075		Applied Industrial Technologies, Inc.	990,205	0.2
668		Argan, Inc.	10,715	0.0
24,425	@	Atlas Air Worldwide Holdings, Inc.	1,201,954	0.3
17,000		Barnes Group, Inc.	447,270	0.1
9,600	@	Beacon Roofing Supply, Inc.	247,296	0.1
144,300	@	Cenveo, Inc.	487,734	0.1
6,300		Ceradyne, Inc.	205,128	0.0
14,500		CIRCOR International, Inc.	482,415	0.1
14,100	@	Columbus McKinnon Corp.	229,689	0.1
145,883		Comfort Systems USA, Inc.	1,591,583	0.3
2,577		Courier Corp.	29,893	0.0
3,800		Curtiss-Wright Corp.	140,638	0.0
82,000		Deluxe Corp.	1,920,440	0.4
4,300	@	Dollar Thrifty Automotive Group	347,913	0.1
124,590		Douglas Dynamics, Inc.	1,713,112	0.4
32,500		EMCOR Group, Inc.	900,900	0.2
58,900	@	Encore Capital Group, Inc.	1,328,195	0.3
21,100	@	EnerSys	731,115	0.2
40,700	@	EnPro Industries, Inc.	1,672,770	0.4
16,400	@	Esterline Technologies Corp.	1,171,944	0.3
45,900	@	Federal Signal Corp.	255,204	0.1
46,507		Forward Air Corp.	1,705,412	0.4
2,700		Freightcar America, Inc.	60,723	0.0
127,100	@	Gencorp, Inc.	902,410	0.2
17,100	@	Generac Holdings, Inc.	419,805	0.1
3,325	@	Gibraltar Industries, Inc.	50,374	0.0
5,600	@	GP Strategies Corp.	98,000	0.0
48,100	@	Hawaiian Holdings, Inc.	251,563	0.1
5,962		Heico Corp.	307,580	0.1
161,251		Herman Miller, Inc.	3,702,323	0.8
47,220	@	Interline Brands, Inc.	1,020,424	0.2
19,200	@	Kadant, Inc.	457,344	0.1
121,090	@	KAR Holdings, Inc.	1,962,869	0.4
16,600		Kelly Services, Inc.	265,434	0.1
144,870		Knight Transportation, Inc.	2,558,404	0.6
34,900		Knoll, Inc.	580,736	0.1
22,900	@	LMI Aerospace, Inc.	416,780	0.1
34,500	@	Mastec, Inc.	624,105	0.1
7,500	@	Michael Baker Corp.	178,875	0.0
68,610	@	NCI Building Systems, Inc.	789,701	0.2
5,500	@	Park-Ohio Holdings Corp.	110,275	0.0
7,500	@	Portfolio Recovery Associates, Inc.	537,900	0.1
3,300	@	Proto Labs, Inc.	112,497	0.0
64,300	@	Quality Distribution, Inc.	886,054	0.2
84,261	@	RBC Bearings, Inc.	3,886,960	0.8
57,100		Regal-Beloit Corp.	3,742,905	0.8
136,709	@	Rexnord Corp.	2,884,560	0.6
7,800		Robbins & Myers, Inc.	405,990	0.1
30,500		SeaCube Container Leasing Ltd.	524,600	0.1
2,800		Standex International Corp.	115,332	0.0
7,000	@	Team, Inc.	216,650	0.1
41,100		Toro Co.	2,922,621	0.6
33,390	@	TransDigm Group, Inc.	3,865,226	0.8
28,300	@	Trimas Corp.	633,637	0.1
38,250		Triumph Group, Inc.	2,396,745	0.5
10,000	@	Tutor Perini Corp.	155,800	0.0
3,700		Unifirst Corp.	227,735	0.1
9,600	@, L	United Rentals, Inc.	411,744	0.1
11,900		United Stationers, Inc.	369,257	0.1
4,000		VSE Corp.	99,240	0.0
26,100		Wabtec Corp.	1,967,157	0.4

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
160,920		Waste Connections, Inc.	$5,234,728	1.1
3,400		Watts Water Technologies, Inc.	138,550	0.0
38,400	@, L	Wesco Aircraft Holdings, Inc.	622,080	0.1
			71,714,779	15.5
		Information Technology: 12.8%
89,800	@	Active Network, Inc./The	1,511,334	0.3
21,323	@	Actuate Corp.	133,908	0.0
72,200	@, L	Amkor Technology, Inc.	443,669	0.1
23,800	@, L	Ancestry.com, Inc.	541,212	0.1
56,690	@	Anixter International, Inc.	4,111,726	0.9
51,396	@	Archipelago Learning, Inc.	571,524	0.1
70,420	@	Arris Group, Inc.	795,746	0.2
73,400	@	Aspen Technology, Inc.	1,506,902	0.3
8,700	@	Bazaarvoice, Inc.	172,869	0.0
21,000		Black Box Corp.	535,710	0.1
29,400	@	Brightpoint, Inc.	236,670	0.1
20,000		Brooks Automation, Inc.	246,600	0.1
23,500	@	CACI International, Inc.	1,463,815	0.3
62,000	@	Cirrus Logic, Inc.	1,475,600	0.3
11,900		Comtech Telecommunications	387,702	0.1
10,200	@	CSG Systems International	154,428	0.0
12,400		Daktronics, Inc.	110,236	0.0
13,500		DDi Corp.	164,700	0.0
7,400	@	Demandware, Inc.	220,520	0.1
183,161	@	Dice Holdings, Inc.	1,708,892	0.4
20,100	L	Ebix, Inc.	465,516	0.1
62,130	@	Entegris, Inc.	580,294	0.1
32,600	@	Entropic Communications, Inc.	190,058	0.0
5,500	@	ExactTarget, Inc.	143,000	0.0
5,425	@	FEI Co.	266,422	0.1
13,500	@, L	Fusion-io, Inc.	383,535	0.1
10,500	@	Gartner, Inc.	447,720	0.1
20,300	@	Global Cash Access, Inc.	158,340	0.0
154,900	@	GT Advanced Technologies, Inc.	1,281,023	0.3
4,200	@	Guidewire Software, Inc.	129,276	0.0
9,800	@	Imation Corp.	60,662	0.0
2,100	@	Imperva, Inc.	82,215	0.0
13,800	@	Insight Enterprises, Inc.	302,634	0.1
15,200	@	Integrated Silicon Solution, Inc.	169,632	0.0
26,000	@	Intermolecular, Inc.	161,460	0.0
154,300		Intersil Corp.	1,728,160	0.4
60,529	@	JDA Software Group, Inc.	1,663,337	0.4
3,700	@, L	Jive Software, Inc.	100,492	0.0
191,900	@	Kulicke & Soffa Industries, Inc.	2,385,317	0.5
35,850	@	Lattice Semiconductor Corp.	230,515	0.1
7,400		Littelfuse, Inc.	463,980	0.1
5,200	@	M/A-COM Technology Solutions Holdings, Inc.	107,848	0.0
5,200	@	Manhattan Associates, Inc.	247,156	0.1
6,100		Mantech International Corp.	210,206	0.1
5,700		MAXIMUS, Inc.	231,819	0.1
3,500	@	Measurement Specialties, Inc.	117,950	0.0
22,700		Micrel, Inc.	232,902	0.1
61,770	@	Micros Systems, Inc.	3,415,263	0.7
3,800	@	Millennial Media, Inc.	89,300	0.0
96,625	@	Monotype Imaging Holdings, Inc.	1,439,713	0.3
6,200	@	Netgear, Inc.	236,840	0.1
11,300	@	Netscout Systems, Inc.	229,842	0.1
31,297	@	NetSuite, Inc.	1,573,926	0.3
20,500	@	Newport Corp.	363,260	0.1
6,400	@	Oplink Communications, Inc.	109,440	0.0
26,160	@	Parametric Technology Corp.	730,910	0.2
20,400	@	Photronics, Inc.	135,660	0.0
14,900		Plantronics, Inc.	599,874	0.1
5,700	@	Plexus Corp.	199,443	0.0
81,600	@	PMC - Sierra, Inc.	589,968	0.1
26,200	@	Polycom, Inc.	499,634	0.1
16,400	@	Progress Software Corp.	387,368	0.1
22,400	@	Quest Software, Inc.	521,248	0.1
24,895	@	Radisys Corp.	184,223	0.0
4,600	@	Rovi Corp.	149,730	0.0
41,280	@	SciQuest, Inc.	629,107	0.1
56,700	@	Skyworks Solutions, Inc.	1,567,755	0.3
24,650	@	SolarWinds, Inc.	952,723	0.2
70,520		Solera Holdings, Inc.	3,236,163	0.7
13,800	@	SS&C Technologies Holdings, Inc.	321,954	0.1
8,800	@, L	Synaptics, Inc.	321,288	0.1
35,400	@	SYNNEX Corp.	1,350,156	0.3
100,800	@	Take-Two Interactive Software, Inc.	1,550,808	0.3
8,800	@	TeleCommunication Systems, Inc.	24,464	0.0
50,700	@	TeleNav, Inc.	355,914	0.1
13,300	@	TeleTech Holdings, Inc.	214,130	0.1
12,800	@	TIBCO Software, Inc.	390,400	0.1
59,642	@, L	Travelzoo, Inc.	1,371,766	0.3
22,800	@	TTM Technologies, Inc.	261,972	0.1
10,120	@	Unisys Corp.	199,566	0.0
308,653		United Online, Inc.	1,509,313	0.3
15,100	@	Vantiv, Inc.	296,413	0.1
20,468	@	VeriFone Holdings, Inc.	1,061,675	0.2
17,300	@, L	VirnetX Holding Corp.	413,989	0.1
13,400	@	Websense, Inc.	282,606	0.1
11,800	@	Wright Express Corp.	763,814	0.2
17,100		Xyratex Ltd.	272,061	0.1
38,835	@, L	Zillow, Inc.	1,382,138	0.3
			59,221,049	12.8
		Materials: 7.3%
31,100		Airgas, Inc.	2,766,967	0.6
81,510		Aptargroup, Inc.	4,464,303	1.0
39,200		Buckeye Technologies, Inc.	1,331,624	0.3
35,500	@	Coeur d’Alene Mines Corp.	842,770	0.2
26,460		Compass Minerals International, Inc.	1,898,240	0.4
100,750	@	Crown Holdings, Inc.	3,710,623	0.8

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
2,700		FutureFuel Corp.	$29,646	0.0
34,700	@	Georgia Gulf Corp.	1,210,336	0.3
82,600	@	Graphic Packaging Holding Co.	455,952	0.1
16,000		HB Fuller Co.	525,280	0.1
19,200		Hecla Mining Co.	88,704	0.0
17,300		Innophos Holdings, Inc.	867,076	0.2
3,400	@	Innospec, Inc.	103,292	0.0
22,700		Koppers Holdings, Inc.	875,312	0.2
97,100		Noranda Aluminum Holding Corp.	968,087	0.2
34,300		PolyOne Corp.	493,920	0.1
27,300	@, L	Revett Minerals, Inc.	114,114	0.0
20,700		Rock-Tenn Co.	1,398,492	0.3
49,820		Scotts Miracle-Gro Co.	2,698,251	0.6
149,890		Silgan Holdings, Inc.	6,625,138	1.4
25,500		Solutia, Inc.	712,470	0.1
35,400	@, L	US Silica Holdings, Inc.	741,276	0.2
44,550		Worthington Industries	854,469	0.2
			33,776,342	7.3
		Telecommunications: 0.7%
480,400	@	Cincinnati Bell, Inc.	1,931,208	0.4
18,400		Consolidated Communications Holdings, Inc.	361,192	0.1
15,430		Lumos Networks Corp.	166,027	0.0
70,900	@	Premier Global Services, Inc.	640,936	0.1
87,900	@	Vonage Holdings Corp.	194,259	0.1
			3,293,622	0.7
		Utilities: 2.8%
1,378		AGL Resources, Inc.	54,045	0.0
2,400		Central Vermont Public Service Corp.	84,480	0.0
3,200		Chesapeake Utilities Corp.	131,584	0.0
33,400		El Paso Electric Co.	1,085,166	0.2
11,800		Empire District Electric Co.	240,130	0.1
1,500		Genie Energy Ltd	14,505	0.0
19,400		Idacorp, Inc.	797,728	0.2
6,600		Laclede Group, Inc.	257,532	0.1
16,450		New Jersey Resources Corp.	733,176	0.2
62,920		Northwest Natural Gas Co.	2,856,568	0.6
97,910		NorthWestern Corp.	3,471,889	0.7
79,700		Portland General Electric Co.	1,990,906	0.4
9,300		Southwest Gas Corp.	397,482	0.1
8,200		Unisource Energy Corp.	299,874	0.1
6,600		Westar Energy, Inc.	184,338	0.0
5,900		WGL Holdings, Inc.	240,130	0.1
			12,839,533	2.8
		Total Common Stock (Cost $367,481,434)	451,395,373	97.7

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Bonds: 0.2%
885,000		0.500%, due 11/30/12	$886,971	0.2
		Total U.S. Treasury Obligations (Cost $887,063)	886,971	0.2
		Total Long-Term Investments (Cost $368,368,497)	452,282,344	97.9
SHORT-TERM INVESTMENTS: 5.6%
		Securities Lending Collateral(cc)(1): 2.7%
2,994,955		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $2,994,994, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,054,854, due 01/01/22-03/01/42)	2,994,955	0.6
2,994,955		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,994,997, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,054,854, due 03/31/12-04/01/42)	2,994,955	0.6
2,994,955		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,994,999, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $3,054,854, due 03/01/18-04/15/43)	2,994,955	0.7

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
2,994,955		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,995,004, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $3,054,854, due 07/19/12-04/01/42)	$2,994,955	0.7
630,516		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $630,524, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $643,126, due 12/01/17-04/01/42)	630,516	0.1
			12,610,336	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.9%
13,095,665		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $13,095,665)	$13,095,665	2.9
		Total Short-Term Investments (Cost $25,706,001)	25,706,001	5.6
		Total Investments in Securities (Cost $394,074,498)	$477,988,345	103.5
		Liabilities in Excess of Other Assets	(16,024,222)	(3.5)
		Net Assets	$461,964,123	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $399,407,133.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$98,001,113
		Gross Unrealized Depreciation	(19,419,901)
		Net Unrealized Appreciation	$78,581,212

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$451,395,373	$—	$—	$451,395,373
Short-Term Investments	13,095,665	12,610,336	—	25,706,001
U.S. Treasury Obligations	—	886,971	—	886,971
Total Investments, at value	$464,491,038	$13,497,307	$—	$477,988,345
Other Financial Instruments+
Futures	109,328	—	—	109,328
Total Assets	$464,600,366	$13,497,307	$—	$478,097,673

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	76	06/15/12	$6,290,520	$109,328
			$6,290,520	$109,328

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 15.5%
289,740	@	Bed Bath & Beyond, Inc.	$19,056,200	1.5
172,010		Coach, Inc.	13,292,933	1.0
762,950		Comcast Corp. – Class A	22,896,130	1.7
339,690		Harley-Davidson, Inc.	16,671,985	1.3
465,491		Macy’s, Inc.	18,493,957	1.4
189,690		McDonald’s Corp.	18,608,589	1.4
286,816	@	Michael Kors Holdings Ltd.	13,362,757	1.0
41,710	@	Priceline.com, Inc.	29,926,925	2.3
527,030		Starbucks Corp.	29,455,707	2.3
451,649		Wyndham Worldwide Corp.	21,006,195	1.6
			202,771,378	15.5
		Consumer Staples: 11.6%
228,410		Beam, Inc.	13,377,974	1.0
657,770		Coca-Cola Enterprises, Inc.	18,812,222	1.5
445,560		ConAgra Foods, Inc.	11,700,405	0.9
221,050		Costco Wholesale Corp.	20,071,340	1.5
131,389	@	Monster Beverage Corp.	8,157,943	0.6
503,220		Philip Morris International, Inc.	44,590,324	3.4
187,380		Procter & Gamble Co.	12,593,810	1.0
361,470		Wal-Mart Stores, Inc.	22,121,964	1.7
			151,425,982	11.6
		Energy: 10.2%
204,190		Chevron Corp.	21,897,336	1.7
110,550		EOG Resources, Inc.	12,282,105	0.9
805,940		ExxonMobil Corp.	69,899,176	5.4
473,150		Halliburton Co.	15,703,848	1.2
168,650		National Oilwell Varco, Inc.	13,402,616	1.0
			133,185,081	10.2
		Financials: 5.4%
341,008		American Express Co.	19,730,723	1.5
106,040		Blackrock, Inc.	21,727,596	1.7
1,006,814		Blackstone Group LP	16,048,615	1.2
206,900		Prudential Financial, Inc.	13,115,391	1.0
			70,622,325	5.4
		Health Care: 10.6%
167,670	@	Biogen Idec, Inc.	21,121,390	1.6
317,460		Cardinal Health, Inc.	13,685,701	1.1
366,970		Covidien PLC	20,065,920	1.6
170,960	@	Express Scripts, Inc.	9,262,613	0.7
273,930	@	Gilead Sciences, Inc.	13,381,480	1.0
480,954	@	HCA Holdings, Inc.	11,898,802	0.9
233,980		Johnson & Johnson	15,433,321	1.2
331,010		St. Jude Medical, Inc.	14,667,053	1.1
276,140	@	Watson Pharmaceuticals, Inc.	18,517,948	1.4
			138,034,228	10.6
		Industrials: 11.1%
254,440		Ametek, Inc.	12,342,884	0.9
563,180		Danaher Corp.	31,538,080	2.4
210,080		Dover Corp.	13,222,435	1.0
267,880		Pall Corp.	15,973,684	1.2
221,230		Roper Industries, Inc.	21,937,167	1.7
393,410		Tyco International Ltd.	22,101,774	1.7
171,370		Union Pacific Corp.	18,418,848	1.4
310,720		Waste Connections, Inc.	10,107,722	0.8
			145,642,594	11.1
		Information Technology: 31.1%
564,380	@	Adobe Systems, Inc.	19,363,878	1.5
303,400		Analog Devices, Inc.	12,257,360	0.9
187,950	@	Apple, Inc.	112,670,386	8.6
225,060	@	Citrix Systems, Inc.	17,759,485	1.4
77,115	@	Google, Inc. - Class A	49,449,223	3.8
421,071	@	Lam Research Corp.	18,788,188	1.5
287,410	@	Micros Systems, Inc.	15,890,899	1.2
1,707,250		Microsoft Corp.	55,058,812	4.2
518,870	@	NetApp, Inc.	23,229,810	1.8
776,980	@	Nvidia Corp.	11,957,722	0.9
1,346,807		Oracle Corp.	39,272,892	3.0
441,170		Qualcomm, Inc.	30,008,383	2.3
			405,707,038	31.1
		Materials: 2.8%
262,360		Allegheny Technologies, Inc.	10,801,361	0.8
224,050		Cliffs Natural Resources, Inc.	15,517,703	1.2
129,890		Monsanto Co.	10,360,027	0.8
			36,679,091	2.8
		Total Common Stock
		(Cost $1,066,023,743)	1,284,067,717	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateral(cc)(1): 0.0%
118		Merrill Lynch & Co., Inc. (Cost $118)	$118	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
21,620,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $21,620,000)	$21,620,000	1.7
		Total Short-Term Investments (Cost $21,620,118)	21,620,118	1.7
		Total Investments in Securities (Cost $1,087,643,861)	$1,305,687,835	100.0
		Assets in Excess of Other Liabilities	99,736	—
		Net Assets	$1,305,787,571	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $1,087,880,017.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$229,756,920
		Gross Unrealized Depreciation	(11,949,102)
		Net Unrealized Appreciation	$217,807,818

PORTFOLIO OF INVESTMENTS
ING Large Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$1,284,067,717	$—	$—	$1,284,067,717
Short-Term Investments	21,620,000	118	—	21,620,118
Total Investments, at value	$1,305,687,717	$118	$—	$1,305,687,835

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 9.9%
318,300		Comcast Corp. — Class A	$9,552,183	2.6
85,166	@	Delphi Automotive PLC	2,691,245	0.8
76,000	L	Garmin Ltd.	3,568,200	1.0
135,900		Lowe’s Cos., Inc.	4,264,542	1.2
111,700		Macy’s, Inc.	4,437,841	1.2
226,100		Newell Rubbermaid, Inc.	4,026,841	1.1
219,553		Regal Entertainment Group	2,985,921	0.8
92,000		Wyndham Worldwide Corp.	4,278,920	1.2
			35,805,693	9.9
		Consumer Staples: 8.5%
148,600		Altria Group, Inc.	4,587,282	1.3
130,400		Coca-Cola Enterprises, Inc.	3,729,440	1.0
135,200		ConAgra Foods, Inc.	3,550,352	1.0
53,900		JM Smucker Co.	4,385,304	1.2
213,700		Procter & Gamble Co.	14,362,777	4.0
			30,615,155	8.5
		Energy: 11.5%
188,500		Arch Coal, Inc.	2,018,835	0.5
97,500		Chevron Corp.	10,455,900	2.9
42,100		Diamond Offshore Drilling	2,810,175	0.8
128,500	L	EnCana Corp.	2,525,025	0.7
49,200		Ensco International PLC ADR	2,604,156	0.7
140,500		ExxonMobil Corp.	12,185,565	3.4
77,600		Royal Dutch Shell PLC - Class A ADR	5,442,088	1.5
137,200		Statoil ASA ADR	3,719,492	1.0
			41,761,236	11.5
		Financials: 26.5%
162,700	L	AllianceBernstein Holding LP	2,539,747	0.7
83,800		Ameriprise Financial, Inc.	4,787,494	1.3
110,300		Axis Capital Holdings Ltd.	3,658,651	1.0
163,100		BB&T Corp.	5,119,709	1.4
264,200		Blackstone Group LP	4,211,348	1.2
152,500		Citigroup, Inc.	5,573,875	1.5
79,300		Entertainment Properties Trust	3,677,934	1.0
260,300		Fifth Third Bancorp.	3,657,215	1.0
341,000		First Niagara Financial Group, Inc.	3,355,440	0.9
316,200		JPMorgan Chase & Co.	14,538,876	4.0
372,400		MFA Mortgage Investments, Inc.	2,781,828	0.8
322,000		People’s United Financial, Inc.	4,263,280	1.2
61,500		PNC Financial Services Group, Inc.	3,966,135	1.1
100,400		Prudential Financial, Inc.	6,364,356	1.8
57,900		Travelers Cos., Inc.	3,427,680	1.0
183,200		US Bancorp.	5,803,776	1.6
148,500		Weingarten Realty Investors	3,924,855	1.1
287,400		Wells Fargo & Co.	9,811,836	2.7
199,800		XL Group PLC	4,333,662	1.2
			95,797,697	26.5
		Health Care: 12.0%
159,100		Aetna, Inc.	7,980,456	2.2
46,800		Baxter International, Inc.	2,797,704	0.8
89,800		Cardinal Health, Inc.	3,871,278	1.1
94,200		Medtronic, Inc.	3,691,698	1.0
285,900		Merck & Co., Inc.	10,978,560	3.0
615,100		Pfizer, Inc.	13,938,166	3.9
			43,257,862	12.0
		Industrials: 5.9%
59,700		Boeing Co.	4,439,889	1.2
58,700		Cooper Industries PLC	3,753,865	1.0
55,700		Dover Corp.	3,505,758	1.0
72,900		General Dynamics Corp.	5,349,402	1.5
41,100		Union Pacific Corp.	4,417,428	1.2
			21,466,342	5.9
		Information Technology: 9.6%
6,600	@	Apple, Inc.	3,956,502	1.1
368,600		Applied Materials, Inc.	4,585,384	1.3
396,000		Intel Corp.	11,131,560	3.1
103,500		Jabil Circuit, Inc.	2,599,920	0.7
304,700		Microsoft Corp.	9,826,575	2.7
99,000		Seagate Technology	2,668,050	0.7
			34,767,991	9.6
		Materials: 3.0%
56,100		EI Du Pont de Nemours & Co.	2,967,690	0.8
90,400		Freeport-McMoRan Copper & Gold, Inc.	3,438,816	0.9
105,500		Nucor Corp.	4,531,225	1.3
			10,937,731	3.0
		Telecommunications: 5.4%
400,400		AT&T, Inc.	12,504,492	3.4
183,353		CenturyTel, Inc.	7,086,594	2.0
			19,591,086	5.4
		Utilities: 6.3%
255,400		CenterPoint Energy, Inc.	5,036,488	1.4
58,400		DTE Energy Co.	3,213,752	0.9
74,800		Entergy Corp.	5,026,560	1.4
216,700		Great Plains Energy, Inc.	4,392,509	1.2
186,400		UGI Corp.	5,079,400	1.4
			22,748,709	6.3
		Total Common Stock (Cost $326,355,193)	356,749,502	98.6

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateral(cc)(1): 2.1%
1,773,123	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,773,149, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,808,585, due 03/01/18-04/15/43)	$1,773,123	0.5
1,773,123	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,773,152, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,808,585, due 07/19/12-04/01/42)	1,773,123	0.5
373,289	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $373,295, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $380,755, due 10/01/13-06/25/43)	373,289	0.1
1,773,123	Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,773,148, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,808,585, due 01/15/13-04/01/42)	1,773,123	0.5
1,773,123	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,773,145, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,808,585, due 12/01/17-04/01/42)	1,773,123	0.5
		7,465,781	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
3,581,600		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,581,600)	$3,581,600	1.0
		Total Short-Term Investments
		(Cost $11,047,381)	11,047,381	3.1
		Total Investments in Securities (Cost $337,402,574)	$367,796,883	101.7
		Liabilities in Excess of Other Assets	(6,119,403)	(1.7)
		Net Assets	$361,677,480	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $339,076,802.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$35,181,189
		Gross Unrealized Depreciation	(6,461,108)
		Net Unrealized Appreciation	$28,720,081

PORTFOLIO OF INVESTMENTS
ING Large Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$356,749,502	$—	$—	$356,749,502
Short-Term Investments	3,581,600	7,465,781	—	11,047,381
Total Investments, at value	$360,331,102	$7,465,781	$—	$367,796,883

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.5%
		Consumer Discretionary: 2.2%
505,000		Amgen, Inc., 1.875%, 11/15/14	$516,937	0.2
750,000		Coca-Cola Co/The, 1.800%, 09/01/16	766,597	0.2
489,000		Colgate-Palmolive Co., 1.250%, 05/01/14	496,490	0.2
708,000		Comcast Cable Communications LLC, 7.125%, 06/15/13	761,354	0.2
553,000		COX Communications, Inc., 4.625%, 06/01/13	577,880	0.2
571,000		Home Depot, Inc., 5.250%, 12/16/13	616,780	0.2
345,000		Lorillard Tobacco Co., 3.500%, 08/04/16	359,481	0.1
350,000		PepsiCo, Inc./NC, 0.800%, 08/25/14	352,018	0.1
409,000		Time Warner Cable, Inc., 7.500%, 04/01/14	460,539	0.1
650,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	665,993	0.2
765,000		Walt Disney Co/The, 0.875%, 12/01/14	768,902	0.2
880,000		Wyeth, 5.500%, 02/01/14	957,617	0.3
			7,300,588	2.2
		Consumer Staples: 1.9%
750,000		Altria Group, Inc., 8.500%, 11/10/13	838,320	0.2
279,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	309,975	0.1
920,000		Coca-Cola Co/The, 0.750%, 03/13/15	918,105	0.3
645,000		Colgate-Palmolive Co., 4.200%, 05/15/13	672,160	0.2
180,000		HJ Heinz Co., 1.500%, 03/01/17	178,883	0.1
308,000		PepsiCo, Inc., 0.875%, 10/25/13	309,039	0.1
750,000		Philip Morris International, Inc., 2.500%, 05/16/16	783,437	0.2
693,000		Philip Morris International, Inc., 4.875%, 05/16/13	726,979	0.2
925,000		Procter & Gamble Co/The, 0.700%, 08/15/14	928,291	0.3
290,000		Procter & Gamble Co/The, 1.450%, 08/15/16	293,047	0.1
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	360,011	0.1
			6,318,247	1.9
		Energy: 1.3%
410,000		Petrobras International Finance Co. - Pifco, 2.875%, 02/06/15	421,718	0.1
833,000	#	Phillips 66, 1.950%, 03/05/15	839,356	0.3
931,000		Shell International Finance BV, 1.875%, 03/25/13	945,204	0.3
783,000		Spectra Energy Capital LLC, 5.900%, 09/15/13	831,701	0.3
792,000		Valero Energy Corp., 4.750%, 06/15/13	822,248	0.2
345,000		Weatherford International Ltd.. Bermuda, 5.150%, 03/15/13	356,034	0.1
			4,216,261	1.3
		Financials: 21.9%
498,000	#	ABN Amro Bank NV, 3.000%, 01/31/14	500,919	0.2
612,000		Aegon NV, 2.204%, 12/31/49	335,000	0.1
749,000		Allstate Corp., 6.200%, 05/16/14	831,919	0.2
3,980,000		Ally Financial, Inc., 2.200%, 12/19/12	4,037,698	1.2
400,000		American Express Co., 4.875%, 07/15/13	418,948	0.1
620,000		American Express Credit Corp., 5.875%, 05/02/13	652,128	0.2
600,000	#	American Honda Finance Corp., 1.850%, 09/19/14	610,341	0.2
489,000		American International Group, Inc., 3.650%, 01/15/14	498,262	0.2
750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	759,357	0.2
5,107,000		Bank of America Corp., 2.100%, 04/30/12	5,114,982	1.5
925,000		Bank of America Corp., 4.900%, 05/01/13	952,804	0.3
925,000	#	Bank of Montreal, 1.300%, 10/31/14	933,680	0.3
1,515,000		Bank of New York Mellon Corp./The, 1.200%, 02/20/15	1,517,866	0.5
777,000		Bank of Nova Scotia, 2.375%, 12/17/13	799,563	0.2
1,250,000		Barclays Bank PLC, 2.375%, 01/13/14	1,259,490	0.4
725,000		BB&T Corp., 2.050%, 04/28/14	739,381	0.2
700,000		BB&T Corp., 5.200%, 12/23/15	777,201	0.2
1,380,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	1,440,096	0.4

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
667,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	$671,704	0.2
621,000		BP Capital Markets PLC, 1.074%, 03/11/14	625,471	0.2
633,000		BP Capital Markets PLC, 5.250%, 11/07/13	676,652	0.2
569,000	#	Caisse Centrale Desjardins du Quebec, 1.700%, 09/16/13	573,019	0.2
439,000		Capital One Bank USA NA, 6.500%, 06/13/13	463,487	0.1
800,000		Caterpillar Financial Services Corp., 1.375%, 05/20/14	812,286	0.2
4,769,000		Citigroup, Inc., 2.125%, 04/30/12	4,776,559	1.4
1,435,000		Citigroup, Inc., 5.125%, 05/05/14	1,513,863	0.5
523,000		Citigroup, Inc., 6.000%, 12/13/13	554,305	0.2
993,000		Citigroup, Inc., 2.650%, 03/02/15	993,510	0.3
624,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.850%, 01/10/14	629,785	0.2
969,000		Credit Suisse New York, 5.000%, 05/15/13	1,006,342	0.3
777,000		First Tennessee Bank NA, 4.625%, 05/15/13	798,846	0.2
2,275,000		General Electric Capital Corp., 2.200%, 06/08/12	2,283,686	0.7
1,000,000		General Electric Capital Corp., 3.750%, 11/14/14	1,064,097	0.3
400,000		General Electric Capital Corp., 4.750%, 09/15/14	434,071	0.1
625,000		General Electric Capital Corp., 2.100%, 01/07/14	638,194	0.2
1,775,000		General Electric Capital Corp., 2.150%, 01/09/15	1,814,306	0.5
1,991,000		Goldman Sachs Group, Inc., 6.000%, 05/01/14	2,135,324	0.6
500,000		Goldman Sachs Group, Inc./The, 1.527%, 02/07/14	491,228	0.1
791,000		Hartford Financial Services Group, Inc., 4.750%, 03/01/14	824,595	0.2
470,000		HCP, Inc., 2.700%, 02/01/14	476,732	0.1
372,000		Health Care REIT, Inc., 3.625%, 03/15/16	377,786	0.1
578,000		HSBC Finance Corp., 4.750%, 07/15/13	599,422	0.2
650,000		HSBC USA, Inc., 2.375%, 02/13/15	654,908	0.2
550,000	#	International Lease Finance Corp., 6.500%, 09/01/14	583,688	0.2
779,000		John Deere Capital Corp., 1.600%, 03/03/14	793,246	0.2
1,505,000		JPMorgan Chase & Co., 2.050%, 01/24/14	1,531,648	0.5
1,800,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,899,274	0.6
750,000	#	Liberty Mutual Group, Inc., 5.750%, 03/15/14	790,799	0.2
850,000		Mercantile Bankshares Corp., 4.625%, 04/15/13	879,153	0.3
1,370,000		Merrill Lynch & Co., Inc., 5.000%, 02/03/14	1,419,462	0.4
400,000		MetLife, Inc., 2.375%, 02/06/14	410,090	0.1
900,000	#	Metropolitan Life Global Funding I, 2.000%, 01/09/15	910,150	0.3
1,121,000		Morgan Stanley, 2.875%, 01/24/14	1,118,977	0.3
280,000		Morgan Stanley, 6.000%, 04/28/15	293,276	0.1
748,000	#	National Australia Bank Ltd., 1.700%, 12/10/13	752,624	0.2
650,000		National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	654,758	0.2
314,000	#	New York Life Global Funding, 1.300%, 01/12/15	315,872	0.1
650,000	#	New York Life Global Funding, 1.850%, 12/13/13	660,814	0.2
331,000	#	Nordea Bank AB, 1.750%, 10/04/13	331,064	0.1
510,000		ProLogis L.P., 7.625%, 08/15/14	567,656	0.2
1,475,000		Prudential Financial, Inc., 5.100%, 09/20/14	1,596,966	0.5
362,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	364,751	0.1
1,220,000		Royal Bank of Canada, 1.150%, 03/13/15	1,220,315	0.4
678,000		Royal Bank of Scotland Group PLC, 3.250%, 01/11/14	687,851	0.2
850,000		SouthTrust Corp., 5.800%, 06/15/14	920,847	0.3
2,374,000		State Street Corp., 2.150%, 04/30/12	2,377,624	0.7

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
820,000		UBS AG/Stamford CT, 2.250%, 08/12/13	$825,383	0.2
353,000		UBS AG/Stamford CT, 2.250%, 01/28/14	354,581	0.1
373,000		US Bancorp, 2.200%, 11/15/16	380,569	0.1
1,209,000		US Bancorp, 1.125%, 10/30/13	1,215,560	0.4
1,125,000		Wachovia Bank NA, 4.800%, 11/01/14	1,206,388	0.4
500,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	552,397	0.2
			73,685,596	21.9
		Health Care: 1.9%
651,000		Eli Lilly & Co., 4.200%, 03/06/14	694,335	0.2
713,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	748,578	0.2
750,000		Johnson & Johnson, 1.200%, 05/15/14	763,302	0.2
1,000,000		Medtronic, Inc., 3.000%, 03/15/15	1,060,008	0.3
735,000		Novartis Capital Corp., 1.900%, 04/24/13	746,588	0.2
450,000		Pfizer, Inc., 5.350%, 03/15/15	509,082	0.2
622,000		Sanofi-Aventis SA, 1.625%, 03/28/14	634,588	0.2
736,000		St. Jude Medical, Inc., 2.200%, 09/15/13	751,792	0.2
505,000		Teva Pharmaceutical Finance IV LLC, 1.700%, 11/10/14	513,176	0.2
98,000		Wyeth, 5.500%, 03/15/13	102,751	0.0
			6,524,200	1.9
		Industrials: 0.3%
365,000		CSX Corp., 5.500%, 08/01/13	387,275	0.1
570,000		United Parcel Service, Inc., 3.875%, 04/01/14	606,235	0.2
			993,510	0.3
		Information Technology: 2.2%
1,090,000		Cisco Systems, Inc., 1.625%, 03/14/14	1,112,481	0.3
1,000,000		Dell, Inc., 2.100%, 04/01/14	1,025,695	0.3
814,000		Hewlett-Packard Co., 1.250%, 09/13/13	815,892	0.2
1,025,000		International Business Machines Corp., 1.000%, 08/05/13	1,031,856	0.3
635,000		International Business Machines Corp., 0.550%, 02/06/15	632,131	0.2
806,000		Microsoft Corp., 2.950%, 06/01/14	849,998	0.3
1,141,000		Oracle Corp., 3.750%, 07/08/14	1,221,404	0.4
450,000		Texas Instruments, Inc., 0.875%, 05/15/13	452,237	0.1
384,000		Xerox Corp., 1.874%, 09/13/13	387,566	0.1
			7,529,260	2.2
		Materials: 1.4%
458,000		ArcelorMittal USA, Inc., 6.500%, 04/15/14	489,747	0.1
540,000		Barrick Gold Corp., 1.750%, 05/30/14	546,910	0.2
445,000		BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	486,922	0.1
785,000		ConocoPhillips, 4.600%, 01/15/15	866,149	0.3
612,000		EI Du Pont de Nemours & Co., 5.000%, 07/15/13	645,022	0.2
465,000		Enterprise Products Operating LP, 5.600%, 10/15/14	513,792	0.2
670,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	667,924	0.2
321,000	#	Xstrata Canada Financial Corp., 2.850%, 11/10/14	327,000	0.1
			4,543,466	1.4
		Telecommunication Services: 1.7%
500,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	540,966	0.2
795,000		France Telecom S.A., 4.375%, 07/08/14	849,339	0.2
600,000		SBC Communications, Inc., 5.100%, 09/15/14	660,749	0.2
400,000		Verizon Communications, Inc., 4.350%, 02/15/13	413,221	0.1
2,510,000		Verizon Communications, Inc., 1.950%, 03/28/14	2,572,341	0.8
620,000		Vodafone Group PLC, 4.150%, 06/10/14	663,503	0.2
			5,700,119	1.7
		Utilities: 1.7%
679,000		Commonwealth Edison Co., 1.625%, 01/15/14	690,007	0.2
372,000		Dominion Resources, Inc./VA, 1.800%, 03/15/14	380,213	0.1
333,000		Entergy Louisiana LLC, 1.875%, 12/15/14	339,116	0.1
625,000		NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	636,355	0.2

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
823,000	L	Great Plains Energy, Inc., 2.750%, 08/15/13	$837,310	0.2
205,000		Nisource Finance Corp., 6.150%, 03/01/13	214,199	0.1
490,000		PSEG Power, LLC, 2.500%, 04/15/13	499,260	0.1
882,000		Sempra Energy, 2.000%, 03/15/14	900,564	0.3
786,000		Southern California Edison Co., 5.750%, 03/15/14	861,712	0.3
315,000		Southern Co., 4.150%, 05/15/14	336,681	0.1
			5,695,417	1.7
		Total Corporate Bonds/Notes
		(Cost $121,171,925)	122,506,664	36.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.8%
1,170,000	#	BAMLL-DB Trust, 2.343%, 04/13/29	1,169,883	0.4
1,490,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,511,364	0.4
30,541		Bear Stearns Commercial Mortgage Securities, 5.270%, 12/11/40	30,531	0.0
675,278	#	Bear Stearns Deutsche Bank Trust, 4.724%, 09/15/27	713,978	0.2
911,142		CW Capital Cobalt Ltd., 5.736%, 05/15/46	916,550	0.3
875,000		GE Capital Commercial Mortgage Corp., 5.437%, 11/10/45	883,092	0.3
365,097		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	367,354	0.1
715,387		JP Morgan Chase Commercial Mortgage Securities Corp., 5.247%, 01/12/43	718,728	0.2
1,387,345	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.491%, 12/12/44	1,394,796	0.4
1,551,674		JP Morgan Chase Commercial Mortgage Securities Corp., 5.801%, 06/15/49	1,560,369	0.5
1,342,786		Morgan Stanley Capital I, 5.599%, 04/12/49	1,382,443	0.4
1,000,000		Morgan Stanley Capital I, 5.649%, 12/15/44	1,008,848	0.3
997,876		Wachovia Bank Commercial Mortgage Trust, 5.735%, 06/15/49	1,020,821	0.3
		Total Collateralized Mortgage Obligations
		(Cost $12,702,351)	12,678,757	3.8

U.S. TREASURY OBLIGATIONS: 47.7%
		U.S. Treasury Notes: 47.7%
109,776,000		0.250%, due 03/31/14	109,571,733	32.6
38,786,000		0.375%, due 03/15/15	38,643,578	11.5
11,919,000		1.000%, due 03/31/17	11,892,952	3.6
20,000		1.500%, due 03/31/19	19,900	0.0
		Total U.S. Treasury Obligations
		(Cost $160,028,147)	160,128,163	47.7

ASSET-BACKED SECURITIES: 5.8%
		Automobile Asset-Backed Securities: 2.3%
1,216,000		Ally Auto Receivables Trust, 1.000%, 10/17/16	1,219,144	0.4
1,094,000		CarMax Auto Owner Trust, 0.890%, 09/15/16	1,093,432	0.3
1,107,000		Ford Credit Auto Owner Trust, 0.840%, 08/15/16	1,109,936	0.3
10,000		Harley-Davidson Motorcycle Trust, 3.320%, 02/15/17	10,095	0.0
383,000		Honda Auto Receivables Owner Trust, 0.970%, 04/16/18	382,616	0.1
239,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	243,094	0.1
1,200,000		Hyundai Auto Receivables Trust, 0.720%, 03/15/16	1,200,339	0.4
313,000		Nissan Auto Receivables Owner Trust, 1.240%, 01/16/18	315,479	0.1
653,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	651,068	0.2
1,104,000		Volkswagen Auto Loan Enhanced Trust, 0.850%, 08/22/16	1,106,548	0.3
312,000		Volkswagen Auto Loan Enhanced Trust, 1.980%, 09/20/17	320,393	0.1
			7,652,144	2.3

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Credit Card Asset-Backed Securities: 0.1%
429,000		Discover Card Master Trust, 0.810%, 08/15/17	$428,228	0.1

		Other Asset-Backed Securities: 3.4%
192,218	#	ARES CLO Funds, 0.714%, 09/18/17	189,098	0.1
310,412	#	Atrium CDO Corp., 0.821%, 10/27/16	304,739	0.1
494,639	#	Atrium CDO Corp., 0.902%, 06/27/15	486,330	0.2
750,000		Atrium CDO Corp., 1.071%, 10/27/16	693,934	0.2
115,302	#	Callidus Debt Partners Fund Ltd., 1.003%, 05/15/15	114,256	0.0
197,745	#	Carlyle High Yield Partners, 0.880%, 08/11/16	194,479	0.1
237,533	#	Denali Capitala CLO IV Ltd., 0.844%, 08/23/16	234,457	0.1
154,059	#	First CLO Ltd., 0.907%, 07/27/16	153,641	0.1
500,000	#	First CLO Ltd., 1.474%, 12/14/16	477,325	0.1
250,000	#	First CLO Ltd., 2.857%, 07/27/16	234,808	0.1
500,000	#	Galaxy CLO Ltd., 2.117%, 01/15/16	488,785	0.2
144,610	#	Granite Ventures Ltd., 0.827%, 12/15/17	143,769	0.0
500,000	#	Grayston CLO Ltd., 1.803%, 08/15/16	478,815	0.1
1,019,342		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	1,032,823	0.3
84,136	#	Gulf Stream Compass CLO Ltd., 0.927%, 07/15/16	83,544	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 03/15/46	1,015,855	0.3
430,239	#	Katonah Ltd., 0.794%, 09/20/16	425,121	0.1
450,000	#	Landmark CDO Ltd., 1.417%, 01/15/16	446,894	0.1
407,177	#	Lightpoint CLO Ltd., 0.734%, 09/15/17	392,439	0.1
2,102,943		NCUA Guaranteed Notes, 1.600%, 10/29/20	2,130,581	0.6
150,000	#	Olympic CLO Ltd., 1.403%, 05/15/16	146,196	0.0
28,895	#	Stanfield Carrera CLO Ltd., 0.954%, 03/15/15	28,750	0.0
200,000	#	Veritas CLO Ltd., 1.800%, 09/05/16	183,409	0.1
800,000		Wachovia Bank Commercial Mortgage Trust, 5.740%, 06/15/49	852,894	0.3
428,446	#	Wind River CLO Ltd., 0.804%, 12/19/16	416,247	0.1
			11,349,189	3.4

		Total Asset-Backed Securities
		(Cost $19,325,584)	19,429,561	5.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.4%
		Federal Home Loan Bank: 2.1%
7,000,000	+	1.000%, due 03/28/22	7,001,435	2.1

		Federal Home Loan Mortgage Corporation: 1.0%##
235		1.875%, due 01/01/17	237	0.0
1,729		6.000%, due 04/01/13	1,831	0.0
1,923		6.000%, due 04/01/13	2,076	0.0
3,500,000		1.750%, due 06/15/12	3,511,595	1.0
			3,515,739	1.0
		Federal National Mortgage Association: 0.3%##
4,807		1.968%, due 07/01/24	5,033	0.0
5,903		2.261%, due 12/01/17	5,966	0.0
1,359		6.000%, due 02/01/13	1,370	0.0
9,239		6.000%, due 04/01/13	9,978	0.0
31,038		6.000%, due 07/01/16	33,579	0.0
40,734		6.000%, due 03/01/17	44,119	0.0
31,800		6.000%, due 05/01/17	34,443	0.0
17,045		6.000%, due 09/01/17	18,462	0.0
348,650		6.500%, due 10/01/22	390,674	0.1
227,524		6.500%, due 02/01/29	264,764	0.1
62,279		6.500%, due 10/01/32	70,944	0.1
26,811		7.000%, due 10/01/32	31,088	0.0
30,606		7.000%, due 10/01/32	35,489	0.0
28,355		7.500%, due 08/01/27	32,500	0.0
			978,409	0.3
		Government National Mortgage Association: 0.0%
5,436		6.000%, due 04/15/13	5,551	0.0
8,532		9.000%, due 12/15/26	10,143	0.0
1,539		9.500%, due 03/15/20	1,549	0.0
5,824		9.500%, due 07/15/21	5,933	0.0
			23,176	0.0

		Total U.S. Government Agency Obligations
		(Cost $11,389,585)	11,518,759	3.4

		Total Long-Term Investments
		(Cost $324,617,592)	326,261,904	97.2

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateral(cc)(1): 1.8%
1,466,595		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,466,614, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,495,927, due 01/01/22-03/01/42)	$1,466,595	0.4
1,466,595		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,466,615, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,495,927, due 03/31/12-04/01/42)	1,466,595	0.4
1,466,595		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,466,617, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,495,927, due 03/01/18-04/15/43)	1,466,595	0.5
1,466,595		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,466,619, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,495,927, due 07/19/12-04/01/42)	1,466,595	0.4
308,756		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $308,760, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $314,931, due 12/01/17-04/01/42)	308,756	0.1
			6,175,136	1.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.8%
16,154,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $16,154,000)	$16,154,000	4.8

		Total Short-Term Investments
		(Cost $22,329,136)	22,329,136	6.6

		Total Investments in Securities (Cost $346,946,728)	$348,591,040	103.8
		Liabilities in Excess of Other Assets	(12,712,124)	(3.8)
		Net Assets	$335,878,916	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,989,604
		Gross Unrealized Depreciation	(345,292)
		Net Unrealized Appreciation	$1,644,312

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$122,506,664	$—	$122,506,664
Collateralized Mortgage Obligations	—	11,508,874	1,169,883	12,678,757
Short-Term Investments	16,154,000	6,175,136	—	22,329,136
U.S. Treasury Obligations	—	38,643,578	—	160,128,163
U.S. Government Agency Obligations	—	11,518,759	—	11,518,759
Asset-Backed Securities	—	18,914,481	515,080	19,429,561
Total Investments, at value	$16,154,000	$209,267,492	$1,684,963	$348,591,040
Other Financial Instruments+
Swaps	—	42,700	—	42,700
Futures	219,156	—	—	219,156
Total Assets	$16,373,156	$209,310,192	$1,684,963	$348,852,896
Liabilities Table
Other Financial Instruments+
Futures	$(167,977)	$—	$—	$(167,977)
Swaps	—	(1,049,066)	—	(1,049,066)
Total Liabilities	$(167,977)	$(1,049,066)	$—	$(1,217,043)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table Investments, at value
Asset-Backed Securities	$777,497	$—	$(265,623)	$(195)	$2,768	$633	$—	$—	$515,080
Collateralized Mortgage Obligations	—	1,169,984	—	—	—	(101)	—	—	1,169,883
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$777,497	$1,169,984	$(265,623)	$(195)	$2,768	$532	$—	$—	$1,684,963

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $532.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	136	06/29/12	$29,939,124	$(8,840)
U.S. Treasury 5-Year Note	13	06/29/12	1,593,008	(11,103)
U.S. Treasury Ultra Long Bond	26	06/20/12	3,925,187	(148,034)
			$35,457,319	$(167,977)
Short Contracts
U.S. Treasury 10-Year Note	90	06/20/12	11,653,594	169,931
U.S. Treasury Long Bond	13	06/20/12	1,790,750	49,225
			$13,444,344	$219,156

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	CDX.NA.IG.18	Sell	1.000	06/20/17	USD	10,000,000	$42,700	$51,980	$(9,280)
							$42,700	$51,980	$(9,280)

(1)                  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)                  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)                  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	9,233,000	$(1,049,066)	$—	$(1,049,066)
				$(1,049,066)	$—	$(1,049,066)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$42,700
Interest rate contracts	(997,887)
Total	$(955,187)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 35.5%
18,500,000		CAFCO LLC, 0.270%,due 04/03/12	$18,499,723	1.5
17,750,000		CAFCO LLC, 0.277%,due 04/05/12	17,749,455	1.4
17,250,000		CAFCO LLC, 0.505%,due 07/02/12	17,227,811	1.4
40,000,000		Ciesco LLC, 0.285%,due 04/02/12	39,999,683	3.2
14,000,000		Ciesco LLC, 0.501%,due 07/03/12	13,981,917	1.1
400,000		Concord Minutemen Capital Co., 0.793%,due 06/01/12	399,465	0.0
32,500,000		Concord Minutemen Capital Co., 0.854%,due 10/01/12	32,359,573	2.6
20,350,000		Concord Minutemen Capital Co., 0.854%,due 07/02/12	20,305,752	1.6
4,600,000		Crown Point Capital Co., 0.793%,due 06/22/12	4,591,723	0.4
25,750,000		Crown Point Capital Co., 0.854%,due 10/01/12	25,638,738	2.0
22,500,000		Crown Point Capital Co., 0.874%,due 07/02/12	22,449,975	1.8
38,000,000		Jupiter Securitization Company LLC, 0.321%,due 07/02/12	37,968,924	3.0
15,000,000		Jupiter Securitization Company LLC, 0.321%,due 09/21/12	14,976,933	1.2
18,289,000		Old Line Funding LLC, 0.215%,due 06/08/12	18,281,593	1.4
5,000,000		Old Line Funding LLC, 0.240%,due 05/01/12	4,999,000	0.4
29,500,000		Old Line Funding LLC, 0.300%,due 05/18/12	29,488,446	2.3
53,250,000		Thunder Bay Funding LLC, 0.401%,due 04/02/12	53,249,567	4.2
12,000,000		Variable Funding Capital, 0.120%,due 04/11/12	11,999,600	0.9
4,500,000		Variable Funding Capital, 0.120%,due 04/03/12	4,499,846	0.4
36,000,000		Variable Funding Capital, 0.130%,due 06/05/12	35,991,550	2.8
24,500,000		Windmill Funding Corp., 0.470%,due 05/24/12	24,483,047	1.9
		Total Asset Backed Commercial Paper
		(Cost $449,142,321)	449,142,321	35.5
Certificate of Deposit: 1.9%
12,500,000		Credit Suisse New York, 0.385%,due 01/08/12	12,500,000	1.0
11,250,000		Deutsche Bank NY, 0.729%,due 02/21/12	11,250,000	0.9
		Total Certificate of Deposit
		(Cost $23,750,000)	23,750,000	1.9
Commercial Paper: 1.1%
3,000,000		Westpac Securities NZ Ltd., 0.725%,due 03/08/13	2,979,540	0.2
11,500,000		Windmill Funding Corp., 0.450%,due 05/09/12	11,494,538	0.9
		Total Commercial Paper
		(Cost $14,474,078)	14,474,078	1.1
Corporate Bonds/Notes: 4.8%
9,500,000		Royal Bank of Canada NY, 0.460%,due 03/30/12	9,518,564	0.7
25,000,000		Toyota Motor Credit Corp., 0.809%,due 04/11/12	25,000,000	2.0
26,500,000		Westpac Banking Corp, 0.250%,due 03/27/12	26,500,000	2.1
		Total Corporate Bonds/Notes
		(Cost $61,018,564)	61,018,564	4.8
Financial Company Commercial Paper: 21.0%
15,500,000		ANZ National Int’l Ltd., 0.500%,due 07/13/12	15,477,826	1.2
5,000,000		ASB Finance Ltd. London, 0.517%,due 08/20/12	4,989,915	0.4
19,250,000		Australia and New Zealand Banking Group, 0.541%,due 06/29/12	19,224,301	1.5
14,000,000		Australia and New Zealand Banking Group, 0.572%,due 07/17/12	13,976,282	1.1
24,000,000		Barclays US Funding LLC, 0.120%,due 04/09/12	23,999,360	1.9
47,750,000		Catepillar Financial Service Corp, 0.120%,due 04/12/12	47,748,249	3.8
15,000,000	#	Commonwealth Bank of Australia, 0.313%,due 02/18/12	14,997,830	1.2
12,750,000		Deutsche Bank Financial LLC, 0.430%,due 07/02/12	12,735,989	1.0
9,250,000		Rabobank USA Financial Corp, 0.461%,due 04/04/12	9,249,645	0.7
36,750,000		Standard Chartered Bank, 0.521%,due 04/02/12	36,749,469	2.9
23,500,000		Toronto Dominion Holdings USA, 0.180%,due 04/16/12	23,498,238	1.9
24,000,000		Toronto Dominion Holdings USA, 0.310%,due 07/02/12	23,980,987	1.9
18,500,000		Westpac Securities NZ Ltd., 0.561%,due 07/05/12	18,472,661	1.5
		Total Financial Company Commercial Paper
		(Cost $265,100,752)	265,100,752	21.0

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: 0.2%
2,641,000	Z	Federal Home Loan Bank Discount Notes,due 07/20/12	$2,640,354	0.2
		Total Government Agency Debt
		(Cost $2,640,354)	2,640,354	0.2
Government Agency Repurchase Agreement: 17.3%
122,394,000		Deutsche Bank AG Repurchase Agreement dated 03/30/12, 0.100%, due 04/02/12, $122,395,020 to be received upon repurchase (Collateralized by $122,463,562, FMNT & FNSM, 0.625-4.000%, Market Value plus accrued interest $124,841,881 due 06/12/2013-10/25/2013)	122,394,000	9.7
97,000,000		Goldman Sachs Repurchase Agreement dated 03/30/12, 0.080%, due 04/02/12, $97,000,647 to be received upon repurchase (Collateralized by $98,621,000 FMDM & FNSM, 0.000-1.250%, Market Value plus accrued interest $98,940,392, due 06/22/2012-07/16/2012)	97,000,000	7.6
		Total Government Agency Repurchase Agreement
		(Cost $219,394,000)	219,394,000	17.3
Other Commercial Paper: 1.9%
24,000,000		Pepsico, Inc., 0.080%,due 04/10/12	23,999,520	1.9
		Total Other Commercial Paper
		(Cost $23,999,520)	23,999,520	1.9
Other Instrument: 3.3%
42,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%,due 01/03/12	42,000,000	3.3
		Total Other Instrument
		(Cost $42,000,000)	42,000,000	3.3
Other Note: 10.0%
9,750,000	#	American Honda Finance, 0.729%,due 02/20/12	9,750,000	0.8
11,250,000	#	American Honda Finance, 0.817%,due 04/17/12	11,250,000	0.9
12,000,000	#	Commonwealth Bank of Australia, 1.250%,due 05/10/12	12,038,631	0.9
9,430,000		General Electric Capital Corp., 5.000%,due 10/19/12	9,654,724	0.8
250,000		General Electric Co., 5.000%,due 02/01/13	259,135	0.0
700,000	#	HSBC Bank PLC, 0.987%,due 08/03/12	700,690	0.1
17,750,000	#	Rabobank Nederland, 0.601%,due 02/16/12	17,754,743	1.4
24,000,000	#	Royal Bank of Canada, 0.190%,due 03/30/12	24,000,000	1.9
21,000,000	#	Svenska Handelsbanken AB, 0.611%,due 03/08/12	21,000,000	1.7
3,500,000		Total Capital SA, 5.000%,due 05/22/12	3,521,938	0.3
2,500,000		US Bank NA, 0.779%,due 04/26/12	2,503,850	0.2
1,750,000		Wachovia Corp., 0.383%,due 01/23/12	1,749,926	0.1
11,875,000		Wal-Mart Stores, Inc., 0.420%,due 06/01/12	11,972,850	0.9
		Total Other Note
		(Cost $126,156,487)	126,156,487	10.0
Treasury Debt: 0.3%
3,250,000		Treasury Bill, 0.143%,due 09/20/12	3,247,787	0.3
		Total Treasury Debt
		(Cost $3,247,787)	3,247,787	0.3
		Total Investments in Securities (Cost $1,230,923,863)*	$1,230,923,863	97.3
		Assets in Excess of Other Liabilities	34,270,297	2.7
		Net Assets	$1,265,194,160	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	—
		Net Unrealized Depreciation	$—

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Certificate of Deposit	$—	$23,750,000	$—	$23,750,000
Corporate Bonds/Notes	—	61,018,564	—	61,018,564
Commercial Paper	—	14,474,078	—	14,474,078
Other Commercial Paper	—	23,999,520	—	23,999,520
Government Agency Repurchase Agreement	—	219,394,000	—	219,394,000
Treasury Debt	—	3,247,787	—	3,247,787
Other Note	—	126,156,487	—	126,156,487
Financial Company Commercial Paper	—	265,100,752	—	265,100,752
Other Instrument	42,000,000	—	—	42,000,000
Government Agency Debt	—	2,640,354	—	2,640,354
Asset Backed Commercial Paper	—	449,142,321	—	449,142,321
Total Investments, at value	$42,000,000	$1,188,923,863	$—	$1,230,923,863

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Consumer Discretionary: 33.7%
31,332	@	Amazon.com, Inc.	$6,345,043	0.9
8,528	@	Autozone, Inc.	3,170,710	0.4
358,614		British Sky Broadcasting PLC	3,879,563	0.5
2,448,340		Cie Financiere Richemont SA ADR	15,228,675	2.1
186,092		Coach, Inc.	14,381,190	2.0
53,588	@	Deckers Outdoor Corp.	3,378,723	0.5
30,836	@	Dollar Tree, Inc.	2,913,694	0.4
244,476		Home Depot, Inc.	12,299,587	1.7
2,024,000		Li & Fung Ltd.	4,632,046	0.7
149,494		Limited Brands, Inc.	7,175,712	1.0
38,957	@,L	Lululemon Athletica, Inc.	2,909,309	0.4
192,818		McDonald’s Corp.	18,915,446	2.6
217,512		Nike, Inc.	23,587,001	3.3
113,905	@	O’Reilly Automotive, Inc.	10,405,222	1.5
35,008	@	Priceline.com, Inc.	25,118,240	3.5
404,997		Starbucks Corp.	22,635,282	3.1
853,604		TJX Cos., Inc.	33,896,615	4.7
150,187		Wynn Resorts Ltd.	18,755,353	2.6
180,104		Yum! Brands, Inc.	12,819,803	1.8
			242,447,214	33.7
		Consumer Staples: 3.6%
144,348		Estee Lauder Cos., Inc.	8,940,915	1.2
206,128		Mead Johnson Nutrition Co.	17,001,438	2.4
			25,942,353	3.6
		Energy: 8.0%
39,833	@,L	Continental Resources, Inc.	3,418,468	0.5
549,639		Halliburton Co.	18,242,519	2.5
223,934		National Oilwell Varco, Inc.	17,796,035	2.5
190,184		Occidental Petroleum Corp.	18,111,222	2.5
			57,568,244	8.0
		Financials: 5.2%
559,164		US Bancorp.	17,714,316	2.5
581,879		Wells Fargo & Co.	19,865,349	2.7
			37,579,665	5.2
		Health Care: 5.2%
101,994		Allergan, Inc.	9,733,288	1.3
146,753	@	Biogen Idec, Inc.	18,486,475	2.6
282,036		Bristol-Myers Squibb Co.	9,518,715	1.3
			37,738,478	5.2
		Industrials: 10.6%
98,772		Cummins, Inc.	11,856,591	1.6
244,544		Danaher Corp.	13,694,464	1.9
10,791,000		Hutchison Port Holdings Trust	8,255,115	1.2
93,066		Precision Castparts Corp.	16,091,111	2.2
93,268		Rockwell Automation, Inc.	7,433,460	1.0
177,655		Union Pacific Corp.	19,094,359	2.7
			76,425,100	10.6
		Information Technology: 22.3%
262,606		Accenture PLC	16,938,087	2.4
78,880	@	Apple, Inc.	47,286,194	6.6
158,483	@	Baidu.com ADR	23,102,067	3.2
145,746	@	Check Point Software Technologies	9,304,425	1.3
22,923	@	Google, Inc. - Class A	14,699,144	2.0
38,386	@	LinkedIn Corp.	3,914,988	0.5
210,102		Qualcomm, Inc.	14,291,138	2.0
215,306		Visa, Inc.	25,406,108	3.5
24,479	@	VMware, Inc.	2,750,705	0.4
141,452	@,L	Youku.com, Inc. ADR	3,110,529	0.4
			160,803,385	22.3
		Materials: 6.3%
251,509		Dow Chemical Co.	8,712,272	1.2
241,193		Monsanto Co.	19,237,553	2.7
152,478		Praxair, Inc.	17,480,078	2.4
			45,429,903	6.3
		Total Common Stock
		(Cost $510,641,701)	683,934,342	94.9
PREFERRED STOCK: 0.5%
		Financials: 0.5%
131,480	P	Wells Fargo & Co.	3,820,808	0.5
		Total Preferred Stock
		(Cost $2,516,648)	3,820,808	0.5
		Total Long-Term Investments
		(Cost $513,158,349)	687,755,150	95.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
		Securities Lending Collateral(cc)(1): 0.9%
1,460,461		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $1,460,480, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,489,670, due 01/01/22-03/01/42)	$1,460,461	0.2

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,460,461		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,460,481, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,489,670, due 03/31/12-04/01/42)	$1,460,461	0.2
1,460,461		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,460,483, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,489,670, due 03/01/18-04/15/43)	1,460,461	0.2
1,460,461		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,460,485, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,489,670, due 07/19/12-04/01/42)	1,460,461	0.2
307,465		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $307,469, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $313,614, due 12/01/17-04/01/42)	307,465	0.1
			6,149,309	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.7%
34,146,570		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $34,146,570)	$34,146,570	4.7
		Total Short-Term Investments
		(Cost $40,295,879)	40,295,879	5.6
		Total Investments in Securities (Cost $553,454,228)	$728,051,029	101.0
		Liabilities in Excess of Other Assets	(7,473,202)	(1.0)
		Net Assets	$720,577,827	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $554,589,614.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$189,987,509
		Gross Unrealized Depreciation	(16,526,094)
		Net Unrealized Appreciation	$173,461,415

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$233,935,605	$8,511,609	$—	$242,447,214
Consumer Staples	25,942,353	—	—	25,942,353
Energy	57,568,244	—	—	57,568,244
Financials	37,579,665	—	—	37,579,665
Health Care	37,738,478	—	—	37,738,478
Industrials	76,425,100	—	—	76,425,100
Information Technology	160,803,385	—	—	160,803,385
Materials	45,429,903	—	—	45,429,903
Total Common Stock	675,422,733	8,511,609	—	683,934,342
Preferred Stock	3,820,808	—	—	3,820,808
Short-Term Investments	34,146,570	6,149,309	—	40,295,879
Total Investments, at value	$713,390,111	$14,660,918	$—	$728,051,029

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.5%
		Consumer Discretionary: 5.9%
24,920		Advance Auto Parts, Inc.	$2,207,164	0.2
207,990		Comcast Corp. – Special Class A	6,137,785	0.7
54,560	@	Delphi Automotive PLC	1,724,096	0.2
44,840	@	General Motors Co.	1,150,146	0.1
105,050		Hasbro, Inc.	3,857,436	0.4
142,030		Johnson Controls, Inc.	4,613,134	0.5
70,410		Kohl’s Corp.	3,522,612	0.4
110,890		Omnicom Group	5,616,579	0.6
165,650		Staples, Inc.	2,680,217	0.3
132,490		Target Corp.	7,720,192	0.9
142,510		Viacom - Class B	6,763,525	0.7
184,670		Walt Disney Co.	8,084,853	0.9
			54,077,739	5.9
		Consumer Staples: 8.0%
64,957		Altria Group, Inc.	2,005,223	0.2
125,328		CVS Caremark Corp.	5,614,694	0.6
312,750		Diageo PLC	7,529,656	0.8
143,380		General Mills, Inc.	5,656,341	0.6
54,687		Groupe Danone	3,814,747	0.4
12,650		JM Smucker Co.	1,029,204	0.1
24,793		Kellogg Co.	1,329,649	0.1
59,400		Kroger Co.	1,439,262	0.2
5,380		Lorillard, Inc.	696,602	0.1
120,254		Nestle S.A.	7,565,970	0.8
78,760		PepsiCo, Inc.	5,225,726	0.6
222,840		Philip Morris International, Inc.	19,745,853	2.2
89,524		Procter & Gamble Co.	6,016,908	0.7
25,587		Reckitt Benckiser PLC	1,447,650	0.2
13,050		Reynolds American, Inc.	540,792	0.1
90,180		Walgreen Co.	3,020,128	0.3
			72,678,405	8.0
		Energy: 6.4%
26,390		Anadarko Petroleum Corp.	2,067,393	0.2
72,650		Apache Corp.	7,296,966	0.8
97,257		Chevron Corp.	10,429,841	1.1
13,780		EOG Resources, Inc.	1,530,958	0.2
30,560		EQT Corp.	1,473,298	0.2
175,204		ExxonMobil Corp.	15,195,443	1.7
29,390		Hess Corp.	1,732,540	0.2
41,790		Noble Energy, Inc.	4,086,226	0.4
81,650		Occidental Petroleum Corp.	7,775,529	0.9
16,600		Schlumberger Ltd.	1,160,838	0.1
55,920		Transocean Ltd.	3,058,824	0.3
90,622		Williams Cos., Inc.	2,792,064	0.3
			58,599,920	6.4
		Financials: 12.8%
93,770		ACE Ltd.	6,863,964	0.8
24,690		American Express Co.	1,428,563	0.2
100,930		AON Corp.	4,951,626	0.5
386,890		Bank of America Corp.	3,702,537	0.4
381,576		Bank of New York Mellon Corp.	9,207,429	1.0
24,952		Blackrock, Inc.	5,112,665	0.6
28,360		Chubb Corp.	1,959,960	0.2
34,005		Franklin Resources, Inc.	4,217,640	0.5
89,890		Goldman Sachs Group, Inc.	11,179,619	1.2
442,540		JPMorgan Chase & Co.	20,347,989	2.2
245,680		Metlife, Inc.	9,176,148	1.0
32,270		Moody’s Corp.	1,358,567	0.2
57,940		PNC Financial Services Group, Inc.	3,736,551	0.4
132,820		Prudential Financial, Inc.	8,419,460	0.9
118,080		State Street Corp.	5,372,640	0.6
60,590		SunTrust Bank	1,464,460	0.2
99,690		Travelers Cos., Inc.	5,901,648	0.6
311,100		Wells Fargo & Co.	10,620,954	1.2
62,430		Zions Bancorp.	1,339,748	0.1
			116,362,168	12.8
		Health Care: 7.1%
159,360		Abbott Laboratories	9,767,174	1.1
30,120		Aetna, Inc.	1,510,819	0.2
39,320		AmerisourceBergen Corp.	1,560,218	0.2
17,708		Bayer AG	1,245,390	0.1
39,310		Becton Dickinson & Co.	3,052,421	0.3
57,430		Covidien PLC	3,140,272	0.3
176,050		Johnson & Johnson	11,612,258	1.3
138,300		Medtronic, Inc.	5,419,977	0.6
49,090		Merck & Co., Inc.	1,885,056	0.2
580,898		Pfizer, Inc.	13,163,149	1.4
25,410		Quest Diagnostics	1,553,822	0.2
8,069		Roche Holding AG - Genusschein	1,404,251	0.2
94,170		St. Jude Medical, Inc.	4,172,673	0.4
96,960		Thermo Fisher Scientific, Inc.	5,466,605	0.6
			64,954,085	7.1
		Industrials: 9.1%
97,290		3M Co.	8,679,241	1.0
20,670		Canadian National Railway Co.	1,641,818	0.2
181,510		Danaher Corp.	10,164,560	1.1
18,420		The Dun & Bradstreet Corp.	1,560,727	0.2
77,700		Eaton Corp.	3,871,791	0.4
29,880		Fluor Corp.	1,793,995	0.2
148,890		Honeywell International, Inc.	9,089,735	1.0
8,276	@	Huntington Ingalls Industries, Inc.	333,026	0.0
165,510		Lockheed Martin Corp.	14,872,729	1.6
49,810		Northrop Grumman Corp.	3,042,395	0.3
12,780		Precision Castparts Corp.	2,209,662	0.3

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
44,468		Stanley Black & Decker, Inc.	$3,422,257	0.4
92,980		Tyco International Ltd.	5,223,616	0.6
9,980		Union Pacific Corp.	1,072,650	0.1
45,790		United Parcel Service, Inc. - Class B	3,696,169	0.4
140,700		United Technologies Corp.	11,669,658	1.3
			82,344,029	9.1
		Information Technology: 5.4%
92,890		Accenture PLC	5,991,405	0.7
41,141		ASML Holding NV	2,062,810	0.2
29,870	@	Check Point Software Technologies	1,906,901	0.2
199,410		Cisco Systems, Inc.	4,217,521	0.5
14,580	@	Fiserv, Inc.	1,011,706	0.1
120,449		Hewlett-Packard Co.	2,870,300	0.3
36,770		International Business Machines Corp.	7,672,060	0.8
98,382		Intel Corp.	2,765,518	0.3
4,070		Mastercard, Inc.	1,711,598	0.2
39,470	L	Microchip Technology, Inc.	1,468,284	0.2
50,620		Microsoft Corp.	1,632,495	0.2
294,258		Oracle Corp.	8,580,563	0.9
23,940		Visa, Inc.	2,824,920	0.3
240,100		Western Union Co.	4,225,760	0.5
			48,941,841	5.4
		Materials: 2.1%
61,620		Air Products & Chemicals, Inc.	5,656,716	0.6
39,770		Celanese Corp.	1,836,578	0.2
13,820		Cliffs Natural Resources, Inc.	957,173	0.1
44,520		EI Du Pont de Nemours & Co.	2,355,108	0.3
69,250		PPG Industries, Inc.	6,634,150	0.7
12,880		Sherwin-Williams Co.	1,399,670	0.2
			18,839,395	2.1
		Telecommunications: 2.1%
345,986		AT&T, Inc.	10,805,143	1.2
38,828		CenturyTel, Inc.	1,500,702	0.1
2,543,934		Vodafone Group PLC	7,016,994	0.8
			19,322,839	2.1
		Utilities: 1.6%
52,050		American Electric Power Co., Inc.	2,008,089	0.2
30,040		Exelon Corp.	1,177,868	0.1
64,380	@	NRG Energy, Inc.	1,008,835	0.1
79,520		Pacific Gas & Electric Co.	3,451,963	0.4
116,850		PPL Corp.	3,302,181	0.4
106,360		Public Service Enterprise Group, Inc.	3,255,680	0.4
			14,204,616	1.6
		Total Common Stock
		(Cost $429,002,207)	550,325,037	60.5
PREFERRED STOCK: 0.2%
		Consumer Discretionary: 0.1%
30,650		General Motors Co.	1,282,703	0.1
		Utilities: 0.1%
9,130		PPL Corp.	496,124	0.1
		Total Preferred Stock
		(Cost $1,989,000)	1,778,827	0.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.5%
		Consumer Discretionary: 0.9%
1,028,000		COX Communications, Inc., 4.625%, 06/01/13	$1,074,251	0.1
1,080,000		DirecTV Holdings, LLC, 4.600%, 02/15/21	1,139,632	0.1
1,329,000		Hearst-Argyle Television, Inc., 7.500%, 11/15/27	934,926	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	288,604	0.0
339,000		Limited Brands, Inc., 5.250%, 11/01/14	361,035	0.1
819,000		News America Holdings, 8.500%, 02/23/25	1,019,551	0.1
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,375,225	0.2
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	725,133	0.1
840,000	#	WEA Finance LLC, 4.625%, 05/10/21	850,993	0.1
8,000		Wyndham Worldwide Corp., 6.000%, 12/01/16	8,924	0.0
			7,778,274	0.9
		Consumer Staples: 0.6%
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,300,746	0.2
952,000		CVS Caremark Corp., 6.125%, 08/15/16	1,117,385	0.1
965,000	#	Erac USA Finance Co., 7.000%, 10/15/37	1,101,462	0.1
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,024,210	0.2
			5,543,803	0.6

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy: 0.9%
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	$912,447	0.1
250,000		Hess Corp., 8.125%, 02/15/19	323,212	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	721,620	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	834,500	0.1
15,000		Kinder Morgan Energy Partners LP, 7.400%, 03/15/31	17,528	0.0
420,000		Kinder Morgan Energy Partners LP, 7.750%, 03/15/32	509,877	0.1
322,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	348,198	0.0
233,000		Petrobras International Finance Co. - Pifco, 6.750%, 01/27/41	270,614	0.0
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,674,760	0.2
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	820,420	0.1
717,615	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	771,436	0.1
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	984,193	0.1
			8,188,805	0.9
		Financials: 4.8%
1,710,000	#	ABN Amro Bank NV, 2.323%, 01/30/14	1,715,289	0.2
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	476,909	0.0
892,000		American Express Co., 5.500%, 09/12/16	994,144	0.1
482,000		Asian Development Bank, 1.125%, 03/15/17	481,264	0.1
800,000		Asian Development Bank, 2.750%, 05/21/14	838,651	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	571,277	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	619,168	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	456,111	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	681,104	0.1
558,000	#, L	BNP Paribas, 7.195%, 12/31/49	500,805	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	400,330	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	793,004	0.1
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	287,114	0.0
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,394,762	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,321,775	0.1
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	255,222	0.0
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	659,769	0.1
1,637,000		CommonWealth REIT, 6.250%, 08/15/16	1,734,356	0.2
1,230,000		Credit Suisse New York, 5.500%, 05/01/14	1,319,474	0.1
320,000	#	Crown Castle Towers LLC, 4.883%, 08/15/20	329,707	0.0
605,000	#	Crown Castle Towers LLC, 6.113%, 01/15/20	673,260	0.1
761,000		ERP Operating L.P., 4.625%, 12/15/21	802,514	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	233,758	0.0
421,000		General Electric Capital Corp., 5.450%, 01/15/13	436,720	0.0
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,170,047	0.1
1,125,000	#	BPCE S.A., 12.500%, 08/29/49	1,193,929	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	663,650	0.1
650,000		HSBC Bank USA NA, 4.875%, 08/24/20	666,937	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	619,266	0.1
1,400,000	#	Irish Life & Permanent Group Holdings PLC, 3.600%, 01/14/13	1,372,000	0.1
128,000		JPMorgan Chase Bank NA, 7.000%, 11/01/39	130,368	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,179,992	0.1
490,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	492,450	0.1
64,000		Kimco Realty Corp., 6.000%, 11/30/12	65,440	0.0
1,400,000		Kreditanstalt fuer Wiederaufbau, 4.875%, 06/17/19	1,657,984	0.2
990,000		Merrill Lynch & Co., Inc., 6.150%, 04/25/13	1,031,481	0.1
480,000	#	Metropolitan Life Global Funding I, 5.125%, 04/10/13	501,864	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	510,618	0.1
280,000		MetLife, Inc., 4.750%, 02/08/21	307,576	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,320,000		Morgan Stanley, 6.625%, 04/01/18	$1,391,351	0.2
560,000	#	Nordea Bank AB, 4.875%, 01/14/21	597,306	0.1
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,041,006	0.1
370,000		Prudential Financial, Inc., 6.625%, 06/21/40	432,889	0.0
1,010,000		Royal Bank of Scotland Group PLC, 6.125%, 01/11/21	1,082,521	0.1
1,960,000	#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,964,382	0.2
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	388,093	0.0
1,228,000		Simon Property Group LP, 5.875%, 03/01/17	1,418,782	0.2
1,500,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	1,594,723	0.2
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	574,161	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	750,947	0.1
1,622,000		UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,585,505	0.2
687,000		Wachovia Corp., 5.250%, 08/01/14	739,784	0.1
314,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, 09/02/19	363,487	0.0
150,000	#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	151,312	0.0
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	417,100	0.0
			44,033,438	4.8
		Health Care: 0.6%
1,100,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,113,443	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,140,105	0.1
832,000		Hospira, Inc., 6.050%, 03/30/17	927,055	0.1
1,114,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	1,360,100	0.2
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,074,746	0.1
			5,615,449	0.6
		Industrials: 0.4%
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	1,004,772	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	827,696	0.1
140,000		Ecolab, Inc., 5.500%, 12/08/41	151,923	0.0
1,283,000		Kennametal, Inc., 7.200%, 06/15/12	1,298,724	0.2
			3,283,115	0.4
		Materials: 0.2%
530,000	L	ArcelorMittal, 5.250%, 08/05/20	519,530	0.1
510,000		ArcelorMittal, 9.850%, 06/01/19	614,326	0.1
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	266,241	0.0
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	231,630	0.0
			1,631,727	0.2
		Telecommunication Services: 0.4%
1,183,000		AT&T, Inc., 5.550%, 08/15/41	1,312,059	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,532,622	0.2
653,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	672,590	0.1
			3,517,271	0.4
		Utilities: 0.7%
1,707,641		Bruce Mansfield Unit, 6.850%, 06/01/34	1,874,336	0.2
858,000	#, L	Enel Finance International S.A., 6.250%, 09/15/17	913,006	0.1
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	462,219	0.0
1,319,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	1,603,097	0.2
907,000		Progress Energy, Inc., 3.150%, 04/01/22	888,046	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	853,479	0.1
			6,594,183	0.7
		Total Corporate Bonds/Notes
		(Cost $80,269,042)	86,186,065	9.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
29,017	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	7,519	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.696%, 12/10/49	2,351,171	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,576,265	0.2
225,442	#	GG1C Funding Corp., 5.129%, 01/15/14	235,618	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	121,522	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	$1,248,278	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,541,669	0.2
1,660,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.216%, 05/15/41	1,783,777	0.2
518,215		JPMorgan Chase Commercial Mortgage Securities Corp., 5.816%, 06/15/49	570,156	0.1
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.737%, 06/12/50	1,875,560	0.2
3,777,174	#,^	Morgan Stanley Capital I, 0.784%, 11/15/30	95,997	0.0
276,108		RAAC Series, 4.971%, 09/25/34	277,506	0.0
1,024,962	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	947,547	0.1
2,400,000		Wachovia Bank Commercial Mortgage Trust, 5.899%, 02/15/51	2,669,422	0.3
421,836		W3A Funding Corp., 8.090%, 01/02/17	418,419	0.0
		Total Collateralized Mortgage Obligations
		(Cost $14,642,329)	15,720,426	1.7
MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,283,679	0.1
		Total Municipal Bonds
		(Cost $935,774)	1,283,679	0.1
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury Bonds: 6.1%
2,011,900		2.750%, due 02/15/19	2,166,722	0.2
7,821,000		3.125%, due 05/15/19	8,609,208	1.0
13,512,000		3.500%, due 05/15/20	15,194,663	1.7
183,000		3.750%, due 11/15/18	209,235	0.0
708,000		3.875%, due 02/15/13	730,595	0.1
1,164,000		4.500%, due 02/15/36	1,416,988	0.2
12,827,500		4.500%, due 08/15/39	15,663,583	1.7
485,000		4.750%, due 08/15/17	575,824	0.1
3,794,000		5.000%, due 05/15/37	4,958,876	0.5
978,000		5.125%, due 05/15/16	1,148,691	0.1
568,000		5.250%, due 02/15/29	742,838	0.1
258,000		5.375%, due 02/15/31	346,486	0.0
125,000		6.000%, due 02/15/26	172,305	0.0
390,000		6.750%, due 08/15/26	575,311	0.1
390,000		8.000%, due 11/15/21	592,130	0.1
1,444,000		8.500%, due 02/15/20	2,163,405	0.2
57,000		9.875%, due 11/15/15	75,819	0.0
			55,342,679	6.1
		U.S. Treasury Notes: 6.9%
3,304,000		0.500%, due 08/15/14	3,309,937	0.4
3,016,000		1.375%, due 01/15/13	3,044,040	0.3
4,247,000		1.500%, due 12/31/13	4,334,429	0.5
6,642,000		1.875%, due 04/30/14	6,848,008	0.7
1,682,000		2.000%, due 11/30/13	1,728,913	0.2
25,641,000		2.125%, due 05/31/15	26,878,973	3.0
663,000		2.625%, due 02/29/16	710,135	0.1
7,423,000		2.750%, due 10/31/13	7,708,036	0.8
4,105,000		3.125%, due 09/30/13	4,278,662	0.5
3,800,000		3.500%, due 05/31/13	3,943,689	0.4
			62,784,822	6.9
		Total U.S. Treasury Obligations
		(Cost $112,937,016)	118,127,501	13.0
FOREIGN GOVERNMENT BONDS: 0.4%
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,135,770	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	139,842	0.0
1,800,000	#	Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	1,876,500	0.2
611,000	#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	639,653	0.1
		Total Foreign Government Bonds
		(Cost $3,644,029)	3,791,765	0.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.3%
		Federal Home Loan Mortgage Corporation: 3.6%##
141,415		2.303%, due 09/25/18	143,462	0.0
392,000		2.412%, due 08/25/18	400,148	0.1
944,781		3.500%, due 02/01/42	971,957	0.1
868,000		3.500%, due 03/01/42	890,527	0.1
879,000		3.808%, due 08/25/20	954,630	0.1
264,180		3.882%, due 11/25/17	290,614	0.0
2,435,627		4.000%, due 11/01/40	2,551,037	0.3
2,646,348		4.000%, due 01/01/41	2,771,743	0.3
286,494		4.500%, due 08/01/18	307,617	0.0
316,050		4.500%, due 11/01/18	339,353	0.1
856,756		4.500%, due 01/01/19	919,926	0.1
1,350,315		4.500%, due 08/01/24	1,441,647	0.2
170,640		4.500%, due 04/01/35	181,388	0.0
150,682		4.500%, due 04/01/35	161,212	0.0
239,249		4.500%, due 04/01/35	254,207	0.0
37,201		5.000%, due 03/01/18	40,159	0.0
161,687		5.000%, due 05/01/18	173,354	0.0
76,403		5.000%, due 05/01/18	82,478	0.0
406,037		5.000%, due 02/01/19	438,703	0.1
1,443,542		5.000%, due 09/01/33	1,558,641	0.2
547,634		5.000%, due 11/01/33	591,299	0.1

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
294,489		5.000%, due 03/01/34	$324,780	0.0
195,225		5.000%, due 04/01/34	210,791	0.0
257,407		5.000%, due 08/01/35	277,690	0.0
218,718		5.000%, due 10/01/35	235,953	0.0
578,082		5.000%, due 10/01/35	633,026	0.1
305,287		5.000%, due 11/01/35	329,342	0.1
326,458		5.000%, due 12/01/36	352,182	0.1
1,982,165		5.000%, due 07/01/39	2,135,256	0.2
1,064,000		5.085%, due 03/25/19	1,234,029	0.1
250,729		5.500%, due 01/01/19	273,919	0.0
41,575		5.500%, due 07/01/19	45,420	0.0
47,115		5.500%, due 08/01/19	51,472	0.0
2,869		5.500%, due 02/01/20	3,134	0.0
39,824		5.500%, due 10/01/21	43,508	0.0
9,296		5.500%, due 10/01/24	10,222	0.0
379,282		5.500%, due 06/01/25	416,616	0.1
189,615		5.500%, due 07/01/25	208,279	0.0
314,308		5.500%, due 08/01/25	345,246	0.1
48,801		5.500%, due 09/01/25	53,605	0.0
617,438		5.500%, due 12/01/33	676,284	0.1
383,600		5.500%, due 12/01/33	427,172	0.1
1,090,028		5.500%, due 01/01/34	1,193,916	0.1
160,078		5.500%, due 04/01/34	176,861	0.0
105,270		5.500%, due 11/01/34	115,484	0.0
187,815		5.500%, due 09/01/35	206,038	0.0
29,742		5.500%, due 10/01/35	32,675	0.0
143,835		5.500%, due 02/01/37	157,679	0.0
12,816		6.000%, due 04/01/16	13,859	0.0
54,930		6.000%, due 04/01/17	59,506	0.0
34,631		6.000%, due 07/01/17	37,516	0.0
40,327		6.000%, due 10/01/17	43,686	0.0
88,091		6.000%, due 08/01/19	95,430	0.0
351,638		6.000%, due 08/01/19	383,241	0.1
38,168		6.000%, due 09/01/19	41,559	0.0
76,463		6.000%, due 05/01/21	83,335	0.0
361,341		6.000%, due 02/01/23	398,619	0.1
41,611		6.000%, due 12/01/25	46,125	0.0
103,138		6.000%, due 02/01/26	114,326	0.0
152,047		6.000%, due 04/01/34	170,148	0.0
41,826		6.000%, due 05/01/34	46,799	0.0
60,040		6.000%, due 07/01/34	66,994	0.0
28,101		6.000%, due 07/01/34	31,316	0.0
110,848		6.000%, due 07/01/34	124,062	0.0
243,750		6.000%, due 08/01/34	272,238	0.0
20,269		6.000%, due 08/01/34	22,659	0.0
690,484		6.000%, due 08/01/34	771,428	0.1
23,268		6.000%, due 08/01/34	26,031	0.0
130,409		6.000%, due 09/01/34	145,605	0.0
142,434		6.000%, due 07/01/35	157,907	0.0
312,042		6.000%, due 08/01/35	345,941	0.1
437,948		6.000%, due 11/01/35	486,756	0.1
203,510		6.000%, due 03/01/36	226,190	0.0
475,979		6.000%, due 10/01/36	530,438	0.1
232,300		6.000%, due 03/01/37	258,189	0.0
134,877		6.000%, due 05/01/37	149,909	0.0
56,784		6.500%, due 05/01/34	64,643	0.0
38,083		6.500%, due 05/01/34	43,354	0.0
18,556		6.500%, due 06/01/34	21,109	0.0
68,112		6.500%, due 06/01/34	77,274	0.0
39,870		6.500%, due 06/01/34	45,202	0.0
43,691		6.500%, due 08/01/34	49,533	0.0
377,669		6.500%, due 08/01/34	429,943	0.1
29,968		6.500%, due 08/01/34	34,105	0.0
168,368		6.500%, due 08/01/34	191,673	0.0
7,690		6.500%, due 08/01/34	8,776	0.0
123,642		6.500%, due 10/01/34	140,755	0.0
2,349		6.500%, due 11/01/34	2,668	0.0
6,596		6.500%, due 09/01/35	7,436	0.0
180,511		6.500%, due 05/01/37	203,522	0.0
215,287		6.500%, due 07/01/37	241,822	0.0
95,664		6.500%, due 07/01/37	107,859	0.0
64,126		6.500%, due 02/01/38	72,256	0.0
			32,526,423	3.6
		Federal National Mortgage Association: 6.4%##
700,000		2.578%, due 09/25/18	720,112	0.1
1,254,000	W	3.000%, due 10/25/26	1,295,147	0.2
217,000		3.000%, due 03/01/27	225,162	0.0
97,000		3.154%, due 02/25/18	103,145	0.0
143,713		3.500%, due 11/01/41	148,094	0.0
255,078		3.500%, due 01/01/42	263,172	0.0
81,898		3.500%, due 01/01/42	84,497	0.0
791,567		3.500%, due 01/01/42	815,697	0.1
740,551		3.500%, due 02/01/42	761,506	0.1
133,865		3.500%, due 02/01/42	137,652	0.0
119,240		3.800%, due 02/01/18	129,485	0.0
141,053		3.849%, due 07/01/18	153,932	0.0
98,684		3.910%, due 02/01/18	107,542	0.0
371,865		4.000%, due 09/01/40	390,257	0.1
140,185		4.010%, due 08/01/13	143,813	0.0
421,270		4.020%, due 08/01/13	433,431	0.1
130,629		4.500%, due 04/01/18	140,506	0.0
336,791		4.500%, due 06/01/18	362,255	0.1
34,559		4.500%, due 07/01/18	37,172	0.0
229,564		4.500%, due 03/01/19	246,777	0.0
127,073		4.500%, due 04/01/20	136,601	0.0
880,857		4.500%, due 08/01/33	939,232	0.1
203,384		4.500%, due 02/01/35	216,703	0.0
12,693		4.500%, due 09/01/35	13,521	0.0
716,649		4.500%, due 02/01/41	768,285	0.1
736,277		4.500%, due 04/01/41	789,327	0.1
642,316		4.563%, due 05/01/14	678,034	0.1
114,000		4.600%, due 09/01/19	128,263	0.0
350,428		4.630%, due 04/01/14	368,974	0.1
563,202		4.719%, due 12/01/12	563,289	0.1
84,646		4.766%, due 04/01/13	86,017	0.0
374,414		4.842%, due 08/01/14	396,285	0.1
28,078		4.845%, due 06/01/13	28,884	0.0
17,824		4.873%, due 02/01/14	18,452	0.0
329,989		4.880%, due 03/01/20	360,808	0.0
398,713		4.894%, due 04/01/15	436,382	0.1
248,000		4.940%, due 08/01/15	270,498	0.0
209,177		5.000%, due 11/01/17	227,084	0.0
725,457		5.000%, due 02/01/18	787,561	0.1
661,802		5.000%, due 12/01/18	718,456	0.1
268,797		5.000%, due 07/01/19	293,403	0.0
340,200		5.000%, due 12/01/20	369,377	0.1
289,784		5.000%, due 11/01/33	313,806	0.0
129,193		5.000%, due 03/01/34	139,843	0.0
350,374		5.000%, due 03/01/34	379,419	0.1
191,412		5.000%, due 05/01/34	207,190	0.0
207,592		5.000%, due 08/01/34	224,703	0.0
571,397		5.000%, due 09/01/34	618,497	0.1
283,917		5.000%, due 01/01/35	307,320	0.0
485,727		5.000%, due 06/01/35	525,310	0.1
1,349,125		5.000%, due 07/01/35	1,459,067	0.2

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
385,590	5.000%, due 08/01/35	$417,013	0.1
172,745	5.000%, due 09/01/35	186,823	0.0
1,695,559	5.000%, due 10/01/35	1,833,733	0.2
182,090	5.000%, due 01/01/36	196,929	0.0
159,833	5.000%, due 07/01/39	175,506	0.0
577,785	5.000%, due 10/01/39	624,509	0.1
223,793	5.000%, due 11/01/39	245,737	0.0
159,485	5.000%, due 11/01/40	173,827	0.0
119,680	5.000%, due 11/01/40	130,443	0.0
104,380	5.000%, due 01/01/41	113,767	0.0
163,744	5.000%, due 03/01/41	178,469	0.0
8,103	5.190%, due 11/01/15	8,893	0.0
92,947	5.350%, due 12/01/16	103,489	0.0
15,548	5.370%, due 02/01/13	15,886	0.0
330,000	5.370%, due 05/01/18	372,101	0.1
40,176	5.450%, due 04/01/17	44,890	0.0
277,533	5.465%, due 11/01/15	307,679	0.0
281,017	5.500%, due 11/01/17	303,863	0.0
164,175	5.500%, due 01/01/18	179,152	0.0
305,317	5.500%, due 02/01/18	330,527	0.0
283,349	5.500%, due 06/01/19	311,588	0.0
129,932	5.500%, due 07/01/19	142,881	0.0
41,376	5.500%, due 07/01/19	45,299	0.0
109,796	5.500%, due 07/01/19	120,739	0.0
157,481	5.500%, due 08/01/19	173,176	0.0
44,064	5.500%, due 09/01/19	48,456	0.0
146,804	5.500%, due 09/01/19	161,435	0.0
535,630	5.500%, due 02/01/33	588,712	0.1
10,794	5.500%, due 03/01/33	11,864	0.0
13,748	5.500%, due 05/01/33	15,110	0.0
610,805	5.500%, due 06/01/33	671,338	0.1
211,699	5.500%, due 06/01/33	232,679	0.0
1,617,952	5.500%, due 07/01/33	1,778,295	0.2
72,945	5.500%, due 07/01/33	80,174	0.0
438,455	5.500%, due 11/01/33	481,907	0.1
124,839	5.500%, due 12/01/33	137,484	0.0
272,718	5.500%, due 01/01/34	299,745	0.0
77,933	5.500%, due 01/01/34	85,827	0.0
184,284	5.500%, due 01/01/34	202,547	0.0
404,216	5.500%, due 02/01/34	444,275	0.1
138,628	5.500%, due 02/01/34	152,670	0.0
223,173	5.500%, due 02/01/34	245,778	0.0
100,980	5.500%, due 02/01/34	111,208	0.0
67,885	5.500%, due 03/01/34	75,737	0.0
73,478	5.500%, due 03/01/34	81,977	0.0
95,242	5.500%, due 04/01/34	104,785	0.0
134,557	5.500%, due 04/01/34	148,039	0.0
239,865	5.500%, due 05/01/34	265,510	0.0
244,460	5.500%, due 05/01/34	270,596	0.0
472,612	5.500%, due 05/01/34	523,141	0.1
217,036	5.500%, due 05/01/34	238,545	0.0
72,436	5.500%, due 06/01/34	79,615	0.0
160,134	5.500%, due 07/01/34	176,004	0.0
84,271	5.500%, due 07/01/34	92,562	0.0
584,830	5.500%, due 07/01/34	642,788	0.1
97,129	5.500%, due 07/01/34	106,685	0.0
167,868	5.500%, due 07/01/34	184,504	0.0
47,136	5.500%, due 07/01/34	51,807	0.0
95,939	5.500%, due 07/01/34	105,447	0.0
16,344	5.500%, due 09/01/34	17,982	0.0
46,659	5.500%, due 09/01/34	51,385	0.0
185,160	5.500%, due 09/01/34	203,509	0.0
160,506	5.500%, due 09/01/34	176,413	0.0
525,079	5.500%, due 09/01/34	576,815	0.1
26,177	5.500%, due 09/01/34	28,771	0.0
288,005	5.500%, due 09/01/34	316,547	0.0
465,241	5.500%, due 09/01/34	511,347	0.1
87,366	5.500%, due 09/01/34	95,950	0.0
243,596	5.500%, due 10/01/34	267,737	0.0
505,515	5.500%, due 10/01/34	555,613	0.1
511,280	5.500%, due 10/01/34	561,949	0.1
315,942	5.500%, due 11/01/34	347,253	0.0
2,697	5.500%, due 11/01/34	2,985	0.0
631,087	5.500%, due 11/01/34	693,629	0.1
413,634	5.500%, due 12/01/34	454,627	0.1
1,001,118	5.500%, due 12/01/34	1,100,332	0.1
37,713	5.500%, due 02/01/35	41,533	0.0
9,692	5.500%, due 04/01/35	10,674	0.0
226,890	5.500%, due 04/01/35	249,376	0.0
80,459	5.500%, due 05/01/35	88,265	0.0
826,751	5.500%, due 09/01/35	910,493	0.1
477,231	5.500%, due 01/01/36	522,438	0.1
327,964	5.500%, due 08/01/38	359,237	0.0
302,412	5.662%, due 02/01/16	341,179	0.0
192,023	5.724%, due 07/01/16	218,057	0.0
110,230	6.000%, due 02/01/17	119,253	0.0
4,094	6.000%, due 03/01/17	4,434	0.0
136,700	6.000%, due 08/01/17	148,061	0.0
66,312	6.000%, due 03/01/18	71,823	0.0
550,388	6.000%, due 11/01/18	595,443	0.1
54,410	6.000%, due 01/01/21	59,289	0.0
38,130	6.000%, due 01/01/34	42,603	0.0
64,105	6.000%, due 03/01/34	71,626	0.0
68,162	6.000%, due 03/01/34	76,158	0.0
346,347	6.000%, due 04/01/34	386,701	0.1
868,286	6.000%, due 04/01/34	970,152	0.1
455,630	6.000%, due 04/01/34	509,084	0.1
51,847	6.000%, due 05/01/34	57,866	0.0
29,155	6.000%, due 05/01/34	32,506	0.0
285,873	6.000%, due 06/01/34	319,411	0.0
588,148	6.000%, due 06/01/34	657,148	0.1
82,587	6.000%, due 06/01/34	92,277	0.0
457,033	6.000%, due 06/01/34	510,509	0.1
56,399	6.000%, due 06/01/34	62,998	0.0
208,902	6.000%, due 07/01/34	232,989	0.0
226,444	6.000%, due 07/01/34	251,913	0.0
150,092	6.000%, due 07/01/34	167,640	0.0
32,069	6.000%, due 07/01/34	35,832	0.0
335,388	6.000%, due 07/01/34	374,059	0.1
29,119	6.000%, due 08/01/34	32,499	0.0
61,203	6.000%, due 08/01/34	68,309	0.0
398,458	6.000%, due 08/01/34	444,401	0.1
374,187	6.000%, due 08/01/34	417,633	0.1
74,230	6.000%, due 10/01/34	82,547	0.0
395,272	6.000%, due 10/01/34	440,687	0.1
273,676	6.000%, due 10/01/34	305,783	0.0
21,195	6.000%, due 11/01/34	23,614	0.0
110,933	6.000%, due 11/01/34	123,948	0.0
133,468	6.000%, due 04/01/35	148,857	0.0
8,521	6.000%, due 08/01/35	9,468	0.0
152,921	6.000%, due 09/01/35	169,923	0.0
40,789	6.000%, due 09/01/35	45,289	0.0
162,294	6.000%, due 10/01/35	181,284	0.0
103,508	6.000%, due 10/01/35	114,907	0.0
4,978	6.000%, due 11/01/35	5,523	0.0
191,225	6.000%, due 12/01/35	212,135	0.0

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
698,323		6.000%, due 12/01/35	$775,230	0.1
167,211		6.000%, due 12/01/35	186,776	0.0
2,427		6.000%, due 02/01/36	2,696	0.0
381,944		6.000%, due 03/01/36	424,008	0.1
509,424		6.000%, due 04/01/36	565,846	0.1
6,040		6.000%, due 06/01/36	6,707	0.0
237,951		6.000%, due 03/01/37	262,446	0.0
198,664		6.000%, due 07/01/37	221,908	0.0
174,849		6.500%, due 06/01/31	199,176	0.0
606		6.500%, due 07/01/31	693	0.0
20,491		6.500%, due 07/01/31	23,376	0.0
429		6.500%, due 08/01/31	489	0.0
226,430		6.500%, due 09/01/31	257,933	0.0
124,539		6.500%, due 12/01/31	142,489	0.0
1,607		6.500%, due 01/01/32	1,830	0.0
3,115		6.500%, due 02/01/32	3,548	0.0
330,043		6.500%, due 07/01/32	375,961	0.1
460,222		6.500%, due 08/01/32	524,252	0.1
340,998		6.500%, due 01/01/33	388,441	0.1
65,366		6.500%, due 04/01/34	74,113	0.0
410,826		6.500%, due 08/01/34	466,347	0.1
3,297		6.500%, due 04/01/36	3,721	0.0
163,226		6.500%, due 05/01/36	184,320	0.0
83,011		6.500%, due 01/01/37	93,575	0.0
219,197		6.500%, due 02/01/37	247,296	0.0
31,654		6.500%, due 02/01/37	35,689	0.0
13,077		6.500%, due 02/01/37	14,743	0.0
518,595		6.500%, due 07/01/37	585,074	0.1
33,150		7.500%, due 02/01/30	39,583	0.0
145,755		7.500%, due 03/01/31	174,568	0.0
3,480		7.500%, due 11/01/31	4,177	0.0
625		7.500%, due 02/01/32	750	0.0
			58,772,549	6.4
		Government National Mortgage Association: 2.2%
410,119		3.500%, due 12/15/41	428,229	0.1
868,000		3.500%, due 12/20/41	901,635	0.1
288,465		3.500%, due 02/15/42	301,429	0.0
2,646,179		4.000%, due 01/20/41	2,847,656	0.3
55,473		4.500%, due 07/20/33	60,897	0.0
77,968		4.500%, due 09/15/33	85,410	0.0
343,221		4.500%, due 09/20/33	376,138	0.0
139,183		4.500%, due 12/20/34	152,531	0.0
1,133,104		4.500%, due 11/15/39	1,236,643	0.1
557,798		4.500%, due 03/15/40	613,823	0.1
1,195,843		4.500%, due 04/15/40	1,305,115	0.2
394,885		4.500%, due 06/15/40	432,819	0.1
641,348		4.500%, due 01/20/41	700,053	0.1
983,718		4.500%, due 11/20/41	1,073,760	0.1
52,311		5.000%, due 07/20/33	58,034	0.0
116,916		5.000%, due 03/15/34	129,505	0.0
337,332		5.000%, due 06/15/34	373,654	0.0
88,877		5.000%, due 10/15/34	98,376	0.0
1,597,026		5.000%, due 05/15/39	1,765,994	0.2
2,033,448		5.000%, due 11/20/41	2,243,188	0.3
401,262		5.500%, due 11/15/32	451,365	0.1
1,605,772		5.500%, due 05/15/33	1,805,271	0.2
261,990		5.500%, due 08/15/33	294,540	0.0
45,334		5.500%, due 08/15/33	50,966	0.0
27,733		5.500%, due 12/15/33	31,189	0.0
280,906		6.000%, due 09/15/32	319,200	0.0
8,273		6.000%, due 09/15/32	9,401	0.0
2,176		6.000%, due 10/15/32	2,473	0.0
25,153		6.000%, due 10/15/32	28,582	0.0
465,963		6.000%, due 04/15/33	528,903	0.1
14,653		6.000%, due 04/15/34	16,678	0.0
95,642		6.000%, due 07/15/34	108,770	0.0
97,800		6.000%, due 07/15/34	111,225	0.0
251,209		6.000%, due 07/15/34	285,691	0.0
112,819		6.000%, due 09/15/34	127,564	0.0
243,121		6.000%, due 11/20/34	275,024	0.0
333,280		6.000%, due 02/20/35	377,013	0.1
66,949		6.000%, due 04/20/35	75,734	0.0
			20,084,478	2.2
		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	622,925	0.1
		Total U.S. Government Agency Obligations
		(Cost $104,444,786)	112,006,375	12.3
ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.2%
1,010,857	#	Bayview Financial Revolving Mortgage Loan Trust, 1.841%, 12/28/40	304,672	0.1
634,021		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	414,329	0.0
1,204,000		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	682,586	0.1
			1,401,587	0.2
		Other Asset-Backed Securities: 0.6%
718,589	#	Anthracite CDO I Ltd., 0.692%, 05/24/17	697,031	0.0
709,650	#	Capital Trust Re CDO Ltd., 5.160%, 06/25/35	707,876	0.1
415,734		Small Business Administration, 4.770%, 04/01/24	454,464	0.0
585,007		Small Business Administration, 4.990%, 09/01/24	644,270	0.1
2,087,796		Small Business Administration, 5.110%, 08/01/25	2,313,604	0.3
692,591		Small Business Administration, 5.180%, 05/01/24	763,817	0.1
			5,581,062	0.6
		Total Asset-Backed Securities
		(Cost $8,018,698)	6,982,649	0.8
		Total Long-Term Investments
		(Cost $755,882,881)	896,202,324	98.5

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Commercial Paper: 1.5%
2,684,000		BANK NOVA SCOTIA 04/02/12, 04/02/12	$2,683,991	0.3
10,878,000		BARCLAYS US FDG 4/2/12, 04/02/12	10,877,945	1.2
			13,561,936	1.5
		Securities Lending Collateral(cc)(1): 0.4%
402,884		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $402,889, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $410,942, due 01/01/22-03/01/42)	402,884	0.1
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	1,000,000	0.1
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	1,000,000	0.1
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,020,000, due 07/19/12-04/01/42)	1,000,000	0.1
			3,402,884	0.4
		Total Short-Term Investments
		(Cost $16,964,852)	16,964,820	1.9
		Total Investments in Securities (Cost $772,847,733)	$913,167,144	100.4
		Liabilities in Excess of Other Assets	(4,012,368)	(0.4)
		Net Assets	$909,154,776	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $796,859,255.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$149,863,735
		Gross Unrealized Depreciation	(33,555,846)
		Net Unrealized Appreciation	$116,307,889

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$54,077,739	$—	$—	$54,077,739
Consumer Staples	52,320,382	20,358,023	—	72,678,405
Energy	58,599,920	—	—	58,599,920
Financials	116,362,168	—	—	116,362,168
Health Care	62,304,444	2,649,641	—	64,954,085
Industrials	82,344,029	—	—	82,344,029
Information Technology	48,941,841	—	—	48,941,841
Materials	18,839,395	—	—	18,839,395
Telecommunications	12,305,845	7,016,994	—	19,322,839
Utilities	14,204,616	—	—	14,204,616
Total Common Stock	520,300,379	30,024,658	—	550,325,037
Preferred Stock	1,282,703	496,124	—	1,778,827
Corporate Bonds/Notes	—	86,186,065	—	86,186,065
Collateralized Mortgage Obligations	—	15,720,426	—	15,720,426
Municipal Bonds	—	1,283,679	—	1,283,679
Short-Term Investments	—	16,964,820	—	16,964,820
U.S. Treasury Obligations	—	118,127,501	—	118,127,501
Foreign Government Bonds	—	3,791,765	—	3,791,765
Asset-Backed Securities	—	5,273,070	1,709,579	6,982,649
U.S. Government Agency Obligations	—	112,006,375	—	112,006,375
Total Investments, at value	$521,583,082	$389,874,483	$1,709,579	$913,167,144

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Asset-Backed Securities	$1,966,879	$—	$(321,034)	$(2,260)	$12,615	$53,380	$—	$—	$1,709,580
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$1,966,879	$—	$(321,034)	$(2,260)	$12,615	$53,380	$—	$—	$1,709,580

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $53,380.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.6%
		Consumer Discretionary: 11.2%
794,870		Comcast Corp. – Special Class A	$23,456,614	3.9
94,972	@	Kabel Deutschland Holding AG	5,862,834	1.0
115,030	@	Liberty Global, Inc.	5,760,702	0.9
145,616		Time Warner Cable, Inc.	11,867,704	2.0
86,630		Viacom - Class B	4,111,460	0.7
659,300		Virgin Media, Inc.	16,469,314	2.7
			67,528,628	11.2
		Energy: 13.4%
9,790	@	Cabot Oil & Gas Corp.	305,554	0.1
20,130	@	Cheniere Energy, Inc.	301,547	0.1
911,046		El Paso Corp.	26,921,409	4.5
8,100		El Paso Pipeline Partners L.P.	282,609	0.0
5,770		Enterprise Products Partners L.P.	291,212	0.1
160,620		EQT Corp.	7,743,490	1.3
33,180		Occidental Petroleum Corp.	3,159,731	0.5
262,340		QEP Resources, Inc.	8,001,370	1.3
229,220		Spectra Energy Corp.	7,231,891	1.2
488,811		Williams Cos., Inc.	15,060,267	2.5
107,320		Williams Partners L.P.	6,073,239	1.0
275,960	@	WPX Energy, Inc.	4,970,040	0.8
			80,342,359	13.4
		Financials: 1.0%
92,320		American Tower Corp.	5,818,007	1.0

		Telecommunication Services: 2.6%
241,860		Cellcom Israel Ltd.	2,996,645	0.5
141,053		Telenet Group Holding NV	5,834,270	1.0
5,938,000		XL Axiata Tbk PT	3,278,443	0.5
107,460	@	Ziggo NV	3,352,258	0.6
			15,461,616	2.6
		Telecommunications: 14.1%
2,726,880		Bezeq Israeli Telecommunication Corp., Ltd.	4,507,309	0.7
156,489		CenturyTel, Inc.	6,048,300	1.0
508,000		China Unicom Ltd.	854,847	0.1
77,420	@	Crown Castle International Corp.	4,129,583	0.7
291,530		Deutsche Telekom AG	3,512,420	0.6
218,824		Empresa Nacional de Telecom	4,422,251	0.7
346,420		Frontier Communications Corp.	1,444,571	0.2
45		KDDI Corp.	292,795	0.0
283,075		Mobile Telesystems OJSC ADR	5,191,595	0.9
68,885		MTN Group Ltd.	1,214,670	0.2
192,370	@	NII Holdings, Inc.	3,522,295	0.6
136,810	@	SBA Communications Corp.	6,951,316	1.2
949,582		TDC A/S	6,917,214	1.2
6,102,499		Telecom Italia S.p.A. RNC	5,992,233	1.0
368,790		Telefonica Brasil SA ADR	11,296,038	1.9
357,649		Tim Participacoes SA ADR	11,537,757	1.9
2,595,471		Vodafone Group PLC	7,159,149	1.2
			84,994,343	14.1
		Utilities: 49.3%
1,124,220	@	AES Corp.	14,693,555	2.4
68,430		AGL Resources, Inc.	2,683,825	0.5
8,519,589		Aguas Andinas SA	5,091,527	0.9
325,300		American Electric Power Co., Inc.	12,550,074	2.1
745,140	@	Calpine Corp.	12,823,859	2.1
341,000		CenterPoint Energy, Inc.	6,724,520	1.1
276,595		CEZ A/S	11,883,485	2.0
120,000		Cheung Kong Infrastructure Holdings Ltd.	730,439	0.1
136,780	@	China Hydroelectric Corp. ADR ADR	276,296	0.0
331,000		China Longyuan Power Group Corp.	277,920	0.0
57,800		Cia de Saneamento Basico do Estado de Sao Paulo	2,200,925	0.4
116,680		Cia Paranaense de Energia ADR	2,743,147	0.5
145,300		Cia Paranaense de Energia	3,406,744	0.6
799,140		CMS Energy Corp.	17,581,080	2.9
241,200		Cia de Saneamento de Minas Gerais-COPASA	5,679,025	0.9
876,880		E.CL SA	2,422,278	0.4
142,509		E.ON AG	3,414,111	0.6
338,220		Edison International	14,377,732	2.4
208,400		EDP - Energias do Brasil S.A.	4,721,808	0.8
1,039,845	@	EDP Renovaveis S.A.	5,168,138	0.9
440,472		Enagas	8,480,431	1.4
9,619,195	@	OGK-5 OJSC	759,466	0.1
65,140		Energen Corp.	3,201,631	0.5
5,152,643		Energias de Portugal S.A.	14,987,986	2.5
180,360		Enersis SA ADR	3,641,468	0.6
98,378		Exelon Corp.	3,857,401	0.6
36,550,850	@	Federal Grid Co. Unified Energy System JSC	391,205	0.1
106,470		FirstEnergy Corp.	4,853,967	0.8
97,568		Fortum OYJ	2,368,931	0.4
173,211		Gaz de France	4,477,266	0.7
2,309,850	@	GenOn Energy, Inc.	4,804,488	0.8
259,603		Iberdrola S.A.	1,474,241	0.2
414,588		International Power PLC	2,685,662	0.5
11,660		ITC Holdings Corp.	897,120	0.2
305,070		Light S.A.	4,286,639	0.7
21,300	@	MPX Energia SA	552,147	0.1
25,980		National Fuel Gas Co.	1,250,158	0.2
608,359		National Grid PLC	6,131,520	1.0
188,550		NextEra Energy, Inc.	11,516,634	1.9
49,970		NiSource, Inc.	1,216,769	0.2

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
130,500		Northeast Utilities	$4,844,160	0.8
462,734	@	NRG Energy, Inc.	7,251,042	1.2
225,520		NV Energy, Inc.	3,635,382	0.6
131,260		OGE Energy Corp.	7,022,410	1.2
8,906,659		OGK-4 OJSC	868,609	0.1
7,190		Oneok, Inc.	587,135	0.1
6,170		Pinnacle West Capital Corp.	295,543	0.1
212,490		PPL Corp.	6,004,967	1.0
525,270		Public Service Enterprise Group, Inc.	16,078,515	2.7
184,465		Red Electrica de Espana	9,028,125	1.5
64,110		RWE AG	3,061,534	0.5
240,081		Scottish & Southern Energy PLC	5,105,341	0.9
189,920		Sempra Energy	11,387,603	1.9
1,944,275,138		Territorial Generating Co. No 1	669,744	0.1
263,900		Tractebel Energia S.A.	4,698,431	0.8
54,290		UGI Corp.	1,479,403	0.2
152,836		United Utilities Group PLC	1,470,632	0.2
52,300		Verbund AG	1,591,934	0.3
			296,366,128	49.3
		Total Common Stock (Cost $465,886,381)	550,511,081	91.6
PREFERRED STOCK: 3.9%
		Utilities: 3.9%
127,600		Cia Energetica de Minas Gerais	3,035,782	0.5
60,890		Great Plains Energy, Inc.	3,725,250	0.6
98,470		NextEra Energy, Inc.	5,297,686	0.9
108,650	@	PPL Corp.	5,839,937	1.0
102,470		PPL Corp.	5,568,220	0.9

		Total Preferred Stock (Cost $22,477,157)	23,466,875	3.9
CORPORATE BONDS/NOTES: 2.3%
		Consumer Discretionary: 0.8%
3,095,000		Virgin Media, Inc., 6.500%, 11/15/16	4,743,087	0.8

		Telecommunication Services: 0.6%
2,019,000		SBA Communications Corp., 4.000%, 10/01/14	3,558,488	0.6

		Utilities: 0.9%
3,881,000		GenOn Energy, Inc., 9.875%, 10/15/20	3,551,115	0.6
885,000		NRG Energy, Inc., 7.875%, 05/15/21	854,025	0.2
910,000	#	Viridian Group FundCo II, 11.125%, 04/01/17	850,850	0.1
			5,255,990	0.9
		Total Corporate Bonds/Notes
		(Cost $11,800,157)	13,557,565	2.3
		Total Long-Term Investments
		(Cost $500,163,695)	587,535,521	97.8
SHORT-TERM INVESTMENTS: 0.7%
		Commercial Paper: 0.7%
4,103,000		HSBC BK USA 4/2/12, 04/02/12
		(Cost $4,102,992)	4,102,984	0.7
		Total Short-Term Investments
		(Cost $4,102,992)	4,102,984	0.7
		Total Investments in Securities (Cost $504,266,687)	$591,638,505	98.5
		Assets in Excess of Other Liabilities	9,263,810	1.5
		Net Assets	$600,902,315	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $513,052,706.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$110,578,480
		Gross Unrealized Depreciation	(31,992,681)
		Net Unrealized Appreciation	$78,585,799

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$61,665,794	$5,862,834	$—	$67,528,628
Energy	80,342,359	—	—	80,342,359
Financials	5,818,007	—	—	5,818,007
Telecommunication Services	6,348,903	9,112,713	—	15,461,616
Telecommunications	54,543,706	30,450,637	—	84,994,343
Utilities	225,520,712	70,845,416	—	296,366,128
Total Common Stock	434,239,481	116,271,600	—	550,511,081
Preferred Stock	6,761,032	16,705,843	—	23,466,875
Corporate Bonds/Notes	—	13,557,565	—	13,557,565
Short-Term Investments	—	4,102,984	—	4,102,984
Total Investments, at value	$441,000,513	$150,637,992	$—	$591,638,505
Other Financial Instruments+
Forward Foreign Currency Contracts	—	480,540	—	480,540
Total Assets	$441,000,513	$151,118,532	$—	$592,119,045
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,212,377)	$—	$(2,212,377)
Total Liabilities	$—	$(2,212,377)	$—	$(2,212,377)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	551,442	Buy	04/12/12	$878,332	$881,958	$3,626
Barclays Bank PLC	EU Euro	151,087	Buy	04/12/12	197,705	201,516	3,811
Barclays Bank PLC	British Pound	74,926	Buy	04/12/12	118,824	119,834	1,010
Barclays Bank PLC	British Pound	715,284	Buy	04/12/12	1,133,482	1,144,001	10,519
Citigroup, Inc.	British Pound	360,213	Buy	04/12/12	571,899	576,111	4,212
Citigroup, Inc.	EU Euro	248,599	Buy	04/12/12	324,018	331,573	7,555
Citigroup, Inc.	EU Euro	398,211	Buy	04/12/12	519,020	531,122	12,102
Citigroup, Inc.	EU Euro	104,828	Buy	04/12/12	139,000	139,817	817
Citigroup, Inc.	British Pound	267,223	Buy	04/12/12	423,377	427,387	4,010
Credit Suisse First Boston	EU Euro	110,335	Buy	04/12/12	145,041	147,162	2,121
Credit Suisse First Boston	British Pound	152,867	Buy	04/12/12	240,745	244,489	3,744
Credit Suisse First Boston	EU Euro	190,451	Buy	04/12/12	248,062	254,018	5,956
Credit Suisse First Boston	EU Euro	90,630	Buy	04/12/12	114,742	120,879	6,137
Credit Suisse First Boston	EU Euro	21,309	Buy	04/12/12	27,122	28,421	1,299
Deutsche Bank AG	EU Euro	215,656	Buy	04/12/12	287,663	287,635	(28)
Deutsche Bank AG	EU Euro	103,290	Buy	04/12/12	137,779	137,766	(13)
Deutsche Bank AG	EU Euro	169,224	Buy	04/12/12	222,581	225,706	3,125
Deutsche Bank AG	British Pound	128,902	Buy	04/12/12	202,105	206,161	4,056
Deutsche Bank AG	EU Euro	216,901	Buy	04/12/12	286,405	289,296	2,891
Deutsche Bank AG	EU Euro	83,410	Buy	04/12/12	111,897	111,250	(647)
Deutsche Bank AG	EU Euro	231,454	Buy	04/12/12	305,083	308,707	3,624

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	138,057	Buy	04/12/12	183,192	184,136	944
Deutsche Bank AG	EU Euro	257,876	Buy	04/12/12	337,278	343,947	6,669
Deutsche Bank AG	EU Euro	241,048	Buy	04/12/12	317,574	321,503	3,929
Deutsche Bank AG	EU Euro	141,435	Buy	04/12/12	180,081	188,643	8,562
Deutsche Bank AG	EU Euro	48,135	Buy	04/12/12	61,453	64,201	2,748
Goldman Sachs & Co.	EU Euro	74,488	Buy	04/12/12	95,100	99,350	4,250
JPMorgan Chase & Co.	British Pound	191,776	Buy	04/12/12	306,065	306,720	655
JPMorgan Chase & Co.	EU Euro	243,539	Buy	04/12/12	323,436	324,825	1,389
JPMorgan Chase & Co.	Brazilian Real	3,700,000	Buy	06/04/12	1,992,461	1,999,000	6,539
JPMorgan Chase & Co.	EU Euro	164,238	Buy	04/12/12	210,786	219,056	8,270
JPMorgan Chase & Co.	British Pound	117,452	Buy	04/12/12	183,345	187,850	4,505
Merrill Lynch & Co., Inc.	EU Euro	56,774	Buy	04/12/12	72,680	75,723	3,043
UBS Warburg LLC	EU Euro	175,968	Buy	04/12/12	234,630	234,701	71
UBS Warburg LLC	EU Euro	85,789	Buy	04/12/12	112,713	114,423	1,710
UBS Warburg LLC	EU Euro	17,942	Buy	04/12/12	23,547	23,931	384
UBS Warburg LLC	EU Euro	327,017	Buy	04/12/12	429,170	436,165	6,995
							$140,590

Barclays Bank PLC	British Pound	25,675	Sell	04/12/12	$40,944	$41,064	$(120)
Barclays Bank PLC	British Pound	229,381	Sell	04/12/12	360,514	366,864	(6,350)
Barclays Bank PLC	British Pound	126,519	Sell	04/12/12	198,606	202,350	(3,744)
Barclays Bank PLC	British Pound	115,988	Sell	04/12/12	180,405	185,507	(5,102)
Barclays Bank PLC	EU Euro	128,262	Sell	04/12/12	162,964	171,073	(8,109)
Barclays Bank PLC	British Pound	7,942,623	Sell	04/12/12	12,264,721	12,703,157	(438,436)
Barclays Bank PLC	EU Euro	919,741	Sell	04/12/12	1,170,812	1,226,724	(55,912)
Barclays Bank PLC	British Pound	231,067	Sell	04/12/12	357,698	369,560	(11,862)
Citigroup, Inc.	EU Euro	1,429,637	Sell	04/12/12	1,886,919	1,906,808	(19,889)
Citigroup, Inc.	EU Euro	209,805	Sell	04/12/12	278,198	279,833	(1,635)
Citigroup, Inc.	EU Euro	93,918	Sell	04/12/12	125,316	125,265	51
Citigroup, Inc.	British Pound	115,771	Sell	04/12/12	181,617	185,160	(3,543)
Citigroup, Inc.	EU Euro	38,750	Sell	04/12/12	50,851	51,684	(833)
Credit Suisse First Boston	EU Euro	89,822	Sell	04/12/12	119,276	119,801	(525)
Credit Suisse First Boston	EU Euro	539,550	Sell	04/12/12	707,879	719,636	(11,757)
Credit Suisse First Boston	EU Euro	129,597	Sell	04/12/12	170,356	172,853	(2,497)
Credit Suisse First Boston	EU Euro	210,192	Sell	04/12/12	273,701	280,347	(6,646)
Credit Suisse First Boston	EU Euro	77,091	Sell	04/12/12	100,411	102,822	(2,411)
Credit Suisse First Boston	EU Euro	345,696	Sell	04/12/12	447,373	461,080	(13,707)
Credit Suisse First Boston	British Pound	225,071	Sell	04/12/12	344,588	359,971	(15,383)
Credit Suisse First Boston	EU Euro	98,934	Sell	04/12/12	125,922	131,955	(6,033)
Credit Suisse First Boston	EU Euro	3,246,221	Sell	04/12/12	4,134,601	4,329,714	(195,113)
Credit Suisse First Boston	EU Euro	919,741	Sell	04/12/12	1,170,711	1,226,724	(56,013)
Deutsche Bank AG	EU Euro	77,321	Sell	04/12/12	102,927	103,129	(202)
Deutsche Bank AG	EU Euro	39,035	Sell	04/12/12	51,962	52,064	(102)
Deutsche Bank AG	EU Euro	169,224	Sell	04/12/12	222,581	225,706	(3,125)
Deutsche Bank AG	EU Euro	95,145	Sell	04/12/12	128,123	126,902	1,221
Deutsche Bank AG	EU Euro	2,839	Sell	04/12/12	3,742	3,786	(44)
Deutsche Bank AG	EU Euro	92,899	Sell	04/12/12	123,089	123,906	(817)
Deutsche Bank AG	Brazilian Real	18,498,949	Sell	06/04/12	9,953,163	9,994,431	(41,268)
Deutsche Bank AG	British Pound	7,942,623	Sell	04/12/12	12,264,761	12,703,157	(438,396)
Deutsche Bank AG	EU Euro	587,162	Sell	04/12/12	747,581	783,140	(35,559)
Goldman Sachs & Co.	British Pound	112,101	Sell	04/12/12	177,411	179,292	(1,881)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	37,474	Sell	04/12/12	49,264	49,981	(717)
Goldman Sachs & Co.	EU Euro	26,682	Sell	04/12/12	35,092	35,587	(495)
Goldman Sachs & Co.	EU Euro	8,149	Sell	04/12/12	10,836	10,869	(33)
Goldman Sachs & Co.	EU Euro	14,384	Sell	04/12/12	18,909	19,185	(276)
HSBC	British Pound	88,288	Sell	04/12/12	138,357	141,206	(2,849)
HSBC	EU Euro	16,385	Sell	04/12/12	20,934	21,853	(919)
HSBC	EU Euro	1,991,363	Sell	04/12/12	2,535,781	2,656,021	(120,240)
JPMorgan Chase & Co.	EU Euro	264,313	Sell	04/12/12	347,561	352,533	(4,972)
JPMorgan Chase & Co.	EU Euro	169,224	Sell	04/12/12	222,523	225,706	(3,183)
JPMorgan Chase & Co.	EU Euro	6,989	Sell	04/12/12	9,168	9,322	(154)
JPMorgan Chase & Co.	Brazilian Real	18,498,949	Sell	04/03/12	10,464,982	10,126,992	337,990
JPMorgan Chase & Co.	EU Euro	4,481	Sell	04/12/12	5,893	5,977	(84)
JPMorgan Chase & Co.	EU Euro	112,253	Sell	04/12/12	147,021	149,719	(2,698)
JPMorgan Chase & Co.	EU Euro	45,334	Sell	04/12/12	58,733	60,465	(1,732)
Merrill Lynch & Co., Inc.	EU Euro	1,754,781	Sell	04/12/12	2,234,217	2,340,476	(106,259)
UBS Warburg LLC	EU Euro	26,048,145	Sell	06/15/12	34,174,646	34,754,710	(580,064)
							$(1,872,427)

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Finland: 2.5%
208,282		Kone OYJ	$11,597,728	2.5

		France: 3.9%
491,339		Legrand S.A.	18,092,706	3.9

		Germany: 1.9%
125,786		SAP AG	8,785,655	1.9

		Ireland: 5.0%
359,922		Accenture PLC	23,214,969	5.0

		Italy: 1.8%
1,217,259		Davide Campari-Milano S.p.A.	8,286,862	1.8

		Sweden: 3.6%
421,784		Swedish Match AB	16,784,662	3.6

		Switzerland: 9.9%
702,544		Nestle S.A.	44,201,661	9.6
24,060		Novartis AG	1,331,906	0.3
			45,533,567	9.9
		United Kingdom: 28.5%
536,701		Admiral Group PLC	10,189,765	2.2
831,488		British American Tobacco PLC	41,885,566	9.1
371,296		Experian Group Ltd.	5,791,682	1.3
653,077		Imperial Tobacco Group PLC	26,492,372	5.7
492,270		Reckitt Benckiser PLC	27,851,438	6.0
588,921		Unilever PLC	19,429,787	4.2
			131,640,610	28.5
		United States: 40.2%
510,629		Dr Pepper Snapple Group, Inc.	20,532,392	4.4
239,089		Herbalife Ltd.	16,454,105	3.6
222,696		Kellogg Co.	11,943,186	2.6
274,575		Kraft Foods, Inc.	10,436,596	2.3
136,439		Mead Johnson Nutrition Co.	11,253,489	2.4
672,196		Microsoft Corp.	21,678,321	4.7
167,370		Moody’s Corp.	7,046,277	1.5
317,898		Philip Morris International, Inc.	28,168,942	6.1
301,857		Procter & Gamble Co.	20,287,809	4.4
693,901		Sara Lee Corp.	14,939,688	3.2
112,294		Scotts Miracle-Gro Co.	6,081,843	1.3
144,516		Visa, Inc.	17,052,888	3.7
			185,875,536	40.2
		Total Common Stock (Cost $349,536,123)	449,812,295	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
		Securities Lending Collateral(cc)(1): 0.0%
771		Merrill Lynch & Co., Inc. (Cost $771)	$771	0.0
		Total Short-Term Investments (Cost $771)	771	0.0
		Total Investments in Securities (Cost $349,536,894)	$449,813,066	97.3
		Assets in Excess of Other Liabilities	12,537,318	2.7
		Net Assets	$462,350,384	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $350,438,971.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$102,297,103
		Gross Unrealized Depreciation	(2,923,008)
		Net Unrealized Appreciation	$99,374,095

Sector Diversification	Percentage of Net Assets
Consumer Staples	69.0%
Financials	3.7
Health Care	0.3
Industrials	7.7
Information Technology	15.3
Materials	1.3
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Morgan Stanley Global Franchise Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Finland	$—	$11,597,728	$—	$11,597,728
France	—	18,092,706	—	18,092,706
Germany	—	8,785,655	—	8,785,655
Ireland	23,214,969	—	—	23,214,969
Italy	—	8,286,862	—	8,286,862
Sweden	—	16,784,662	—	16,784,662
Switzerland	—	45,533,567	—	45,533,567
United Kingdom	10,189,765	121,450,845	—	131,640,610
United States	185,875,536	—	—	185,875,536
Total Common Stock	219,280,270	230,532,025	—	449,812,295
Short-Term Investments	—	771	—	771
Total Investments, at value	$219,280,270	$230,532,796	$—	$449,813,066

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.8%
8,326		iShares Barclays TIPS Bond Fund	$979,554	1.8
		Total Exchange-Traded Funds (Cost $898,040)	979,554	1.8
MUTUAL FUNDS: 96.7%
		Materials: 0.5%
7,384	@	Oppenheimer Gold & Special Minerals Fund	250,755	0.5

206,868	@	Oppenheimer Capital Appreciation Fund/VA	9,387,661	17.1
356,275	@	Oppenheimer Commodity Strategy Total Return Fund	1,254,086	2.3
559,360	@	Oppenheimer Core Bond Fund/VA	4,519,625	8.3
101,342	@	Oppenheimer Developing Markets Fund	3,373,671	6.2
1,975	@	Oppenheimer Discovery Fund	130,558	0.2
525,522	@	Oppenheimer High Income Fund/VA	1,056,299	1.9
485,360		Oppenheimer International Bond Fund	3,072,329	5.6
233,969	@	Oppenheimer International Growth Fund	6,780,432	12.4
24,440	@	Oppenheimer International Small Company Fund	514,224	0.9
325,689		Oppenheimer Limited-Term Government Fund	3,041,938	5.6
146,388	@	Oppenheimer Main Street Small Cap Fund/VA	2,875,055	5.3
65,109	@	Oppenheimer Master Event-Linked Bond Fund	739,003	1.3
187,085	@	Oppenheimer Quest International Value Fund	2,619,188	4.8
36,919	@	Oppenheimer Real Estate Fund	821,448	1.5
48,798	@	Oppenheimer Rising Dividend Fund	872,510	1.6
503,117	@	Oppenheimer Value Fund	11,616,968	21.2
			52,674,995	96.2
		Total Mutual Funds (Cost $42,487,143)	52,925,750	96.7
		Total Long-Term Investments (Cost $43,385,183)	53,905,304	98.5
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
703,505		Oppenheimer Institutional Money Market Fund (Cost $703,503)	703,505	1.3
		Total Short-Term Investments (Cost $703,503)	703,505	1.3
		Total Investments in Securities (Cost $44,088,686)	$54,608,809	99.8
		Assets in Excess of Other Liabilities	120,150	0.2
		Net Assets	$54,728,959	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $46,086,507.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,584,035
		Gross Unrealized Depreciation	(2,061,733)
		Net Unrealized Appreciation	$8,522,302

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Allocation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Exchange-Traded Funds	$979,554	$—	$—	$979,554
Mutual Funds	52,925,750	—	—	52,925,750
Short-Term Investments	703,505	—	—	703,505
Total Investments, at value	$54,608,809	$—	$—	$54,608,809

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 84.2%
			Consumer Discretionary: 18.1%
2,325,000			Affinion Group, Inc., 7.875%, 12/15/18	$2,127,375	0.2
750,000		#	Alliance Data Systems Corp., 6.375%, 04/01/20	766,875	0.1
440,000		#	Allison Transmission, Inc., 11.000%, 11/01/15	465,300	0.1
600,000		#	AMC Networks, Inc., 7.750%, 07/15/21	672,000	0.1
3,000,000			Ameristar Casinos, Inc., 7.500%, 04/15/21	3,161,250	0.3
750,000			Boyd Gaming Corp. - TL B, 6.100%, 12/17/15	740,938	0.1
484,112			Caesars Entertainment Operating Co., Inc., 5.492%, 01/28/18	437,970	0.0
1,750,000			Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	1,360,625	0.1
1,500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,560,000	0.2
1,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,065,000	0.1
250,000		#	Chester Downs & Marina LLC, 9.250%, 02/01/20	264,687	0.0
2,500,000			CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	2,650,000	0.3
1,500,000			Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,644,375	0.2
2,000,000			Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	2,202,500	0.2
2,500,000		#	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	2,462,500	0.3
750,000		#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	761,250	0.1
EUR	2,500,000		Conti-Gummi Finance BV, 7.125%, 10/15/18	3,550,994	0.4
EUR	500,000		Conti-Gummi Finance BV, 7.500%, 09/15/17	708,538	0.1
2,000,000			Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,160,000	0.2
1,300,000		#	CSC Holdings LLC, 6.750%, 11/15/21	1,360,125	0.1
2,000,000			CSC Holdings, Inc., 7.625%, 07/15/18	2,240,000	0.2
3,000,000		L	CSC Holdings, Inc., 7.875%, 02/15/18	3,367,500	0.4
3,000,000			CSC Holdings, Inc., 8.625%, 02/15/19	3,465,000	0.4
2,000,000			DineEquity, Inc., 9.500%, 10/30/18	2,200,000	0.2
1,500,000			DISH DBS Corp., 6.625%, 10/01/14	1,642,500	0.2
2,000,000			DISH DBS Corp., 6.750%, 06/01/21	2,165,000	0.2
4,000,000			DISH DBS Corp., 7.125%, 02/01/16	4,445,000	0.5
2,400,000			DISH DBS Corp., 7.875%, 09/01/19	2,772,000	0.3
2,000,000			Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,222,500	0.2
1,500,000			Emergency Medical Services Corp., 8.125%, 06/01/19	1,548,750	0.2
2,000,000			Entravision Communications Corp., 8.750%, 08/01/17	2,127,500	0.2
1,000,000			Exide Technologies, 8.625%, 02/01/18	842,500	0.1
1,500,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,601,250	0.2
2,250,000			Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,463,750	0.3
750,000		#	Hyva Global BV, 8.625%, 03/24/16	650,625	0.1
367,000			Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	355,073	0.0
750,000			Inergy L.P./Inergy Finance Corp., 7.000%, 10/01/18	735,000	0.1
500,000		#	inVentiv Health, Inc., 10.000%, 08/15/18	452,500	0.0
1,000,000		#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	1,090,000	0.1
250,000		#,L	Jaguar Land Rover PLC, 7.750%, 05/15/18	257,500	0.0
1,000,000		#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,030,000	0.1
1,000,000			Jarden Corp., 7.500%, 01/15/20	1,090,000	0.1
1,000,000			Jarden Corp., 8.000%, 05/01/16	1,086,250	0.1
750,000		#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	813,750	0.1
2,000,000		L	Lamar Media Corp., 7.875%, 04/15/18	2,197,500	0.2
500,000		#	Lamar Media Corp., 5.875%, 02/01/22	511,250	0.1
550,000			Lear Corp., 7.875%, 03/15/18	602,250	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Consumer Discretionary (continued)
1,000,000		L	Levi Strauss & Co., 7.625%, 05/15/20	$1,062,500	0.1
325,000			Limited Brands, Inc., 7.000%, 05/01/20	364,000	0.0
1,000,000			LIN Television Corp., 8.375%, 04/15/18	1,051,250	0.1
750,000			Ltd. Brands, Inc., 5.625%, 02/15/22	760,313	0.1
850,000			Ltd. Brands, Inc., 6.625%, 04/01/21	925,438	0.1
300,000			Marina District Finance Co., Inc., 9.500%, 10/15/15	275,250	0.0
750,000		L	Marina District Finance Co., Inc., 9.875%, 08/15/18	676,875	0.1
750,000			McClatchy Co., 11.500%, 02/15/17	800,625	0.1
1,000,000			MGM Mirage, 7.500%, 06/01/16	1,035,000	0.1
1,000,000		#,L	MGM Resorts International, 8.625%, 02/01/19	1,077,500	0.1
2,000,000			MGM Resorts International, 9.000%, 03/15/20	2,235,000	0.2
2,000,000			MGM Resorts International, 10.000%, 11/01/16	2,250,000	0.2
3,500,000		L	MGM Mirage, 7.625%, 01/15/17	3,631,250	0.4
1,900,000			MGM Resorts International, 10.375%, 05/15/14	2,163,625	0.2
3,000,000			MGM Resorts International, 11.125%, 11/15/17	3,408,750	0.4
2,500,000			Michael Foods, Inc., 9.750%, 07/15/18	2,759,375	0.3
EUR	1,250,000		Musketeer GmbH, 9.500%, 03/15/21	1,813,008	0.2
EUR	400,000		Nara Cable Funding Ltd., 8.875%, 12/01/18	496,139	0.1
300,000			Albertson’s, Inc., 6.570%, 02/23/28	225,375	0.0
1,750,000			Albertson’s, Inc., 7.750%, 06/15/26	1,426,250	0.2
3,000,000			Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,322,500	0.4
1,302,000			Nielsen Finance LLC/Nielsen Finance Co., 11.500%, 05/01/16	1,507,065	0.2
200,000			Oshkosh Corp., 8.250%, 03/01/17	218,000	0.0
200,000			Oshkosh Corp., 8.500%, 03/01/20	218,750	0.0
2,000,000		#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,205,000	0.2
2,500,000			Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,768,750	0.3
1,000,000		#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	1,000,000	0.1
750,000		#	Prestige Brands, Inc., 8.125%, 02/01/20	816,562	0.1
550,000		#	Production Resource Group, Inc., 8.875%, 05/01/19	468,875	0.1
1,000,000			Quebecor Media, Inc., 7.750%, 03/15/16	1,031,250	0.1
3,050,000			Quebecor Media, Inc., 7.750%, 03/15/16	3,137,687	0.3
2,233,125			Quintiles Transnational Corp., 5.000%, 05/10/18	2,241,499	0.2
1,500,000		#	QVC, Inc., 7.375%, 10/15/20	1,657,500	0.2
1,500,000		#	QVC, Inc., 7.500%, 10/01/19	1,653,750	0.2
2,000,000		L	Regal Entertainment Group, 9.125%, 08/15/18	2,200,000	0.2
1,000,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 08/15/19	1,080,000	0.1
750,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	767,813	0.1
3,000,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	3,071,250	0.3
1,500,000			Roadhouse Financing, Inc., 10.750%, 10/15/17	1,470,000	0.2
650,000		#	Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	695,500	0.1
750,000			Scientific Games Corp., 8.125%, 09/15/18	820,312	0.1
675,000		#	Seneca Gaming Corp., 8.250%, 12/01/18	693,562	0.1
500,000		#	ServiceMaster Co/TN, 8.000%, 02/15/20	535,000	0.1
3,500,000			Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	3,963,750	0.4
750,000		#	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18	849,375	0.1
300,000			Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	320,250	0.0
550,000		L	Tenneco, Inc., 8.125%, 11/15/15	574,756	0.1
750,000			Tenneco, Inc., 7.750%, 08/15/18	813,750	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
4,998,000		Tomkins LLC / Tomkins, Inc., 9.000%, 10/01/18	$5,560,275	0.6
500,000	L	Travelport LLC, 9.875%, 09/01/14	318,750	0.0
3,530,000	#	TRW Automotive, Inc., 7.250%, 03/15/17	3,953,600	0.4
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,747,500	0.5
2,000,000	#	Univision Communications, Inc., 6.875%, 05/15/19	2,037,500	0.2
500,000	#	UR Financing Escrow Corp., 5.750%, 07/15/18	513,125	0.1
1,250,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	1,281,250	0.1
2,500,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	2,575,000	0.3
2,000,000		Visant Corp., 10.000%, 10/01/17	1,877,500	0.2
1,500,000		WMG Acquisition Corp., 9.500%, 06/15/16	1,642,500	0.2
2,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,207,500	0.2
			169,351,779	18.1
		Consumer Staples: 2.9%
1,000,000		Alliance One International, Inc., 10.000%, 07/15/16	1,010,000	0.1
1,100,000		American Stores Co., 8.000%, 06/01/26	940,500	0.1
750,000		American Tire Distributors, Inc., 9.750%, 06/01/17	811,875	0.1
1,442,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,478,050	0.2
2,000,000	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	2,065,000	0.2
2,000,000		Central Garden and Pet Co., 8.250%, 03/01/18	2,072,500	0.2
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,137,500	0.1
1,000,000		Cott Beverages, Inc., 8.125%, 09/01/18	1,087,500	0.1
2,000,000		Del Monte Corp., 7.625%, 02/15/19	2,000,000	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,030,000	0.1
2,500,000		Hertz Corp./The, 6.750%, 04/15/19	2,600,000	0.3
2,500,000		Hertz Corp./The, 7.375%, 01/15/21	2,675,000	0.3
1,050,000	#	Live Nation Entertainment, Inc., 8.125%, 05/15/18	1,123,500	0.1
500,000		PHH Corp., 9.250%, 03/01/16	510,625	0.0
1,500,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,503,750	0.2
500,000	#	Post Holdings, Inc., 7.375%, 02/15/22	525,000	0.1
750,000	#	Simmons Foods, Inc., 10.500%, 11/01/17	726,562	0.1
2,500,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	2,837,500	0.3
1,000,000		TreeHouse Foods, Inc., 7.750%, 03/01/18	1,086,250	0.1
			27,221,112	2.9
		Energy: 10.5%
3,750,000		Aleris International, Inc., 7.625%, 02/15/18	3,942,188	0.4
1,500,000	L	Arch Coal, Inc., 7.250%, 10/01/20	1,398,750	0.2
1,250,000	#,L	Arch Coal, Inc., 7.250%, 06/15/21	1,159,375	0.1
2,000,000	#	Arch Coal, Inc., 7.000%, 06/15/19	1,855,000	0.2
250,000		Atwood Oceanics, Inc., 6.500%, 02/01/20	263,750	0.0
1,125,000		Berry Petroleum Co., 6.750%, 11/01/20	1,195,312	0.1
1,425,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,528,312	0.2
4,500,000		Chesapeake Energy Corp., 9.500%, 02/15/15	5,175,000	0.6
500,000		Chesapeake Energy Corp., 6.625%, 08/15/20	511,250	0.1
710,000		Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	741,950	0.1
100,000		Cie Generale de Geophysique-Veritas, 9.500%, 05/15/16	110,500	0.0
276,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, 04/01/15	296,700	0.0
1,000,000		Colorado Interstate Gas Co., 6.850%, 06/15/37	1,092,061	0.1
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,226,000	0.2
1,750,000		Consol Energy, Inc., 8.250%, 04/01/20	1,837,500	0.2
3,000,000		Consol Energy, Inc., 8.000%, 04/01/17	3,142,500	0.3
275,000		Continental Resources, Inc., 7.375%, 10/01/20	306,625	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
50,000		Continental Resources, Inc., 8.250%, 10/01/19	$56,125	0.0
1,500,000		Continental Resources, Inc./OK, 7.125%, 04/01/21	1,672,500	0.2
1,500,000		Denbury Resources, Inc., 8.250%, 02/15/20	1,683,750	0.2
1,000,000		Denbury Resources, Inc., 9.750%, 03/01/16	1,102,500	0.1
150,000		El Paso Corp., 8.050%, 10/15/30	173,559	0.0
500,000		El Paso Natural Gas Co., 5.950%, 04/15/17	554,257	0.1
625,000		El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	701,342	0.1
1,850,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	2,062,750	0.2
3,500,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	3,818,472	0.4
2,000,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	1,935,000	0.2
2,000,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,110,000	0.2
1,500,000		Forest Oil Corp., 7.250%, 06/15/19	1,473,750	0.2
1,500,000		Forest Oil Corp., 8.500%, 02/15/14	1,612,500	0.2
4,000,000		Kinder Morgan Finance Co. ULC, 5.700%, 01/05/16	4,240,000	0.5
2,050,000		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,219,125	0.2
600,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	651,000	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,105,125	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,379,375	0.3
2,000,000	#	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17	1,730,000	0.2
1,500,000	#,L	NGPL PipeCo LLC, 7.119%, 12/15/17	1,368,378	0.1
4,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	4,400,000	0.5
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,010,000	0.1
2,000,000	#	OGX Petroleo e Gas Participacoes SA, 8.500%, 06/01/18	2,088,000	0.2
500,000		Peabody Energy Corp., 6.500%, 09/15/20	502,500	0.1
1,250,000	#	Peabody Energy Corp., 6.000%, 11/15/18	1,231,250	0.1
1,000,000	#	Peabody Energy Corp., 6.250%, 11/15/21	985,000	0.1
1,250,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,306,250	0.1
3,500,000		Petrohawk Energy Corp., 7.250%, 08/15/18	4,020,625	0.4
1,500,000		PetroHawk Energy Corp., 10.500%, 08/01/14	1,678,125	0.2
1,500,000		Plains Exploration & Production Co., 6.625%, 05/01/21	1,597,500	0.2
1,250,000		Plains Exploration & Production Co., 6.750%, 02/01/22	1,312,500	0.1
2,500,000		Plains Exploration & Production Co., 7.625%, 04/01/20	2,737,500	0.3
1,000,000		Quicksilver Resources, Inc., 11.750%, 01/01/16	1,062,500	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,090,000	0.1
1,000,000		Range Resources Corp., 5.750%, 06/01/21	1,055,000	0.1
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,567,188	0.2
5,000,000		SandRidge Energy, Inc., 7.500%, 03/15/21	4,950,000	0.5
5,260,000	±,X	SemGroup Corp. Escrow	—	—
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,268,764	0.5
750,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	765,000	0.1
338,000		Thermon Industries, Inc., 9.500%, 05/01/17	373,490	0.0
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	642,000	0.1
			98,075,473	10.5
		Financials: 12.2%
2,197,799		AES Ironwood, LLC, 8.857%, 11/30/25	2,472,524	0.3
668,578		AES Red Oak, LLC, 8.540%, 11/30/19	712,036	0.1
2,500,000	L	Ally Financial, Inc., 8.000%, 11/01/31	2,667,138	0.3
2,500,000		Ally Financial, Inc., 7.500%, 12/31/13	2,662,500	0.3
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,625,625	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
5,000,000			Ally Financial, Inc., 8.300%, 02/12/15	$5,456,250	0.6
2,000,000		Z	Ally Financial, Inc., 06/15/15	1,632,600	0.2
1,000,000			American General Finance Corp., 4.875%, 07/15/12	972,500	0.1
3,000,000			American International Group, Inc., 8.175%, 05/15/58	3,190,500	0.3
GBP	1,000,000		American International Group, Inc., 8.625%, 05/22/38	1,592,290	0.2
GBP	1,000,000		Barclays Bank PLC, 14.000%, 11/29/49	1,967,370	0.2
1,250,000		#	Brickman Group Holdings, Inc., 9.125%, 11/01/18	1,212,500	0.1
1,150,000		L	Credit Agricole S.A., 9.750%, 06/29/49	1,150,345	0.1
350,000			E*Trade Financial Corp., 6.750%, 06/01/16	359,625	0.0
1,000,000			Ford Motor Credit Co., LLC, 5.625%, 09/15/15	1,065,950	0.1
2,000,000			Ford Motor Credit Co., LLC, 6.625%, 08/15/17	2,218,284	0.2
3,000,000			Ford Motor Credit Co., LLC, 8.000%, 06/01/14	3,303,954	0.4
1,000,000			Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,133,418	0.1
9,000,000			Ford Motor Credit Co., LLC, 8.000%, 12/15/16	10,455,057	1.1
1,000,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,212,134	0.1
1,600,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	1,988,000	0.2
1,375,000		#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,591,563	0.2
EUR	1,500,000		GMAC International Finance BV, 7.500%, 04/21/15	2,060,577	0.2
EUR	1,000,000		HBOS PLC, 1.469%, 03/29/16	1,060,297	0.1
500,000		#	Host Hotels & Resorts L.P., 6.000%, 10/01/21	535,000	0.1
1,500,000			Host Hotels & Resorts, Inc., 9.000%, 05/15/17	1,666,875	0.2
2,500,000			Host Hotels & Resorts, Inc., 6.000%, 11/01/20	2,662,500	0.3
1,000,000			International Lease Finance Corp., 5.875%, 05/01/13	1,027,500	0.1
750,000			International Lease Finance Corp., 6.250%, 05/15/19	740,288	0.1
1,250,000		#	International Lease Finance Corp., 6.750%, 09/01/16	1,345,313	0.1
2,250,000		#	International Lease Finance Corp., 7.125%, 09/01/18	2,463,750	0.3
1,000,000			International Lease Finance Corp., 8.250%, 12/15/20	1,102,364	0.1
3,000,000			International Lease Finance Corp., 8.625%, 09/15/15	3,311,250	0.4
3,000,000			International Lease Finance Corp., 8.750%, 03/15/17	3,345,000	0.4
EUR	1,150,000		LBG Capital No.1 PLC, 6.439%, 05/23/20	1,204,004	0.1
GBP	550,000		LBG Capital No.1 PLC, 7.869%, 08/25/20	756,558	0.1
3,350,000		#,L	LBG Capital No.1 PLC, 7.875%, 11/01/20	3,048,500	0.3
500,000		#,L	LBG Capital No.1 PLC, 8.000%, 12/29/49	434,849	0.0
499,200		#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	63,062	0.0
2,084,000		#	NSG Holdings, LLC, 7.750%, 12/15/25	2,104,840	0.2
1,300,000		#	OXEA Finance, 9.500%, 07/15/17	1,397,500	0.2
3,325,000			Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.250%, 09/01/17	3,624,250	0.4
750,000		#	QBE Capital Funding III Ltd.., 7.250%, 05/24/41	708,024	0.1
EUR	500,000		RBS Capital Trust A, 6.467%, 12/29/49	393,443	0.0
2,000,000			Regions Financial Corp., 7.750%, 11/10/14	2,202,500	0.2
2,000,000		#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,980,000	0.2
1,000,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	945,000	0.1
500,000		#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	520,000	0.1
3,700,000		#	Reynolds Group Issuer, Inc., 9.250%, 05/15/18	3,709,250	0.4
1,000,000		#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 8.750%, 10/15/16	1,062,500	0.1
EUR	1,000,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.000%, 12/15/16	1,243,682	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Financials (continued)
	2,500,000	#	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	$2,618,750	0.3
	1,750,000	#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	1,435,000	0.2
	3,100,000		Royal Bank of Scotland Group PLC, 7.640%, 03/31/49	2,139,000	0.2
	275,000		SLM Corp., 0.860%, 01/27/14	262,780	0.0
	2,075,000		SLM Corp., 8.450%, 06/15/18	2,324,000	0.3
	750,000		SLM Corp., 8.000%, 03/25/20	811,875	0.1
	275,000		Smurfit Kappa Funding PLC, 7.750%, 04/01/15	277,750	0.0
	375,000	#	Societe Generale, 5.922%, 12/31/49	305,487	0.0
	1,750,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,373,750	0.2
GBP	200,000		Towergate Finance PLC, 8.500%, 02/15/18	302,303	0.0
GBP	300,000		Towergate Finance PLC, 10.500%, 02/15/19	415,067	0.0
	970,000		UBS Preferred Funding Trust V, 6.243%, 05/29/49	948,175	0.1
EUR	1,000,000		UPCB Finance Ltd., 7.625%, 01/15/20	1,413,729	0.2
	2,000,000		Vodafone Bank, 6.875%, 08/11/15	1,980,000	0.2
	215,055		Vodafone Group PLC, 6.875%, 08/11/15	212,904	0.0
				114,181,409	12.2
			Health Care: 9.1%
	1,800,000		Alere, Inc., 8.625%, 10/01/18	1,872,000	0.2
	450,000		American Renal Holdings, 8.375%, 05/15/18	480,938	0.1
	2,500,000		Bausch & Lomb, Inc., 9.875%, 11/01/15	2,643,750	0.3
	3,000,000	&	Biomet, Inc., 10.375%, 10/15/17	3,247,500	0.3
	8,000,000		Biomet, Inc., 11.625%, 10/15/17	8,690,000	0.9
	1,185,000		Community Health Systems, Inc., 8.875%, 07/15/15	1,229,437	0.1
	8,091		CHS/Community Health Systems, Inc., 3.970%, 01/25/17	7,987	0.0
	303,394		CHS/Community Health Systems, Inc., 3.989%, 01/25/17	299,531	0.0
	231,614		Community Health Systems, Inc. - TL B, 2.491%, 07/25/14	228,964	0.0
	283,941		Community Health Systems, Inc. - TL B, 2.739%, 07/25/14	280,692	0.0
	2,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	2,065,000	0.2
	1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,076,250	0.1
	3,000,000		DaVita, Inc., 6.625%, 11/01/20	3,150,000	0.3
	4,000,000		DJO Finance LLC / DJO Finance Corp., 7.750%, 04/15/18	3,300,000	0.4
	1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,608,750	0.2
	1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,032,500	0.1
	1,750,000		Grifols, Inc., 8.250%, 02/01/18	1,903,125	0.2
	1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,558,125	0.2
	3,750,000		HCA, Inc., 6.500%, 02/15/20	3,946,875	0.4
	2,650,000		HCA, Inc., 7.250%, 09/15/20	2,898,438	0.3
	3,500,000		HCA, Inc., 7.500%, 02/15/22	3,736,250	0.4
	500,000		HCA, Inc., 7.875%, 02/15/20	551,875	0.1
	2,000,000	L	HCA, Inc., 8.000%, 10/01/18	2,185,000	0.2
	3,500,000		HCA, Inc., 8.500%, 04/15/19	3,906,875	0.4
	1,500,000	#	Health Management Associates, Inc., 7.375%, 01/15/20	1,537,500	0.2
	1,000,000	#	Multiplan, Inc., 9.875%, 09/01/18	1,085,000	0.1
	875,000	#	Mylan, Inc./PA, 7.625%, 07/15/17	966,875	0.1
	3,000,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	3,360,000	0.4
	2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,212,500	0.2
	997,500		Pharmaceutical Product Development, 6.250%, 10/10/18	1,010,696	0.1
	2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,130,000	0.2
	2,020,000		Tenet Healthcare Corp., 10.000%, 05/01/18	2,323,000	0.3
	1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,035,000	0.1
	1,000,000		Universal Health Services, Inc., 7.000%, 10/01/18	1,075,000	0.1
	1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,017,500	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Health Care (continued)
	2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	$2,176,875	0.2
	500,000	#	Valeant Pharmaceuticals International, 6.500%, 07/15/16	511,250	0.1
	4,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	4,000,000	0.4
	500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	497,500	0.1
	3,500,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	3,587,500	0.4
	5,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 09/15/18	5,237,500	0.6
				85,663,558	9.1
			Industrials: 7.9%
	2,500,000	#	Aguila 3 SA, 7.875%, 01/31/18	2,625,000	0.3
	2,000,000	#	AMGH Merger Sub, Inc., 9.250%, 11/01/18	2,090,000	0.2
	500,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	537,500	0.1
	1,000,000		ArvinMeritor, Inc., 8.125%, 09/15/15	1,060,000	0.1
	2,000,000	L	Associated Materials LLC, 9.125%, 11/01/17	1,955,000	0.2
	2,000,000	#	Aviation Capital, 7.125%, 10/15/20	2,011,336	0.2
	1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,650,000	0.2
	2,750,000		Berry Plastics Corp., 9.750%, 01/15/21	3,018,125	0.3
EUR	750,000		Bombardier, Inc., 6.125%, 05/15/21	1,006,522	0.1
	1,400,000	#	Bombardier, Inc., 7.500%, 03/15/18	1,547,000	0.2
	1,125,000	#	Building Materials Corp. of America, 6.875%, 08/15/18	1,188,281	0.1
	1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,067,500	0.1
	375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	399,375	0.1
	1,600,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	1,040,000	0.1
	750,000	#	Calcipar SA, 6.875%, 05/01/18	765,000	0.1
	1,000,000		Celanese US Holdings LLC, 5.875%, 06/15/21	1,056,250	0.1
	1,000,000		Celanese US Holdings LLC, 6.625%, 10/15/18	1,070,000	0.1
	1,750,000	#	CMA CGM SA, 8.500%, 04/15/17	1,109,062	0.1
	156,146		Continental Airlines, Inc., 6.920%, 04/02/13	154,894	0.0
	119,666		Continental Airlines, Inc., 7.373%, 12/15/15	120,109	0.0
	1,000,000		Corrections Corp. of America, 7.750%, 06/01/17	1,095,000	0.1
	700,000		Covanta Holding Corp., 7.250%, 12/01/20	756,481	0.1
	2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,220,000	0.2
	750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	768,750	0.1
EUR	400,000		Grohe Holding GmbH, 4.876%, 09/15/17	518,812	0.1
	850,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	905,250	0.1
	1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,990,625	0.2
	2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,265,250	0.2
	2,000,000	#,L	Masonite International Corp., 8.250%, 04/15/21	2,090,000	0.2
	725,000		Mueller Water Products, Inc., 8.750%, 09/01/20	815,625	0.1
	1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,321,875	0.1
	1,000,000		Polypore International, Inc., 7.500%, 11/15/17	1,060,000	0.1
	6,000,000		RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	6,465,000	0.7
	750,000	L	RBS Global, Inc. and Rexnord Corp., 11.750%, 08/01/16	795,937	0.1
EUR	1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,380,413	0.2
	1,000,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	1,062,500	0.1
	1,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	1,072,500	0.1
EUR	500,000	#	Schaeffler Finance BV, 8.750%, 02/15/19	708,532	0.1
	1,000,000		SPX Corp., 6.875%, 09/01/17	1,100,000	0.1
	5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,981,250	0.6
	76,786		UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16	87,536	0.0
	2,003,727		United Airlines, Inc., 9.750%, 01/15/17	2,294,267	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Industrials (continued)
3,000,000		L	United Rentals North America, Inc., 8.375%, 09/15/20	$3,120,000	0.3
2,500,000			United Rentals, Inc., 09/15/12	2,500,000	0.3
2,500,000			United Rentals, Inc., 09/15/12	2,500,000	0.3
1,050,000		#	USG Corp., 8.375%, 10/15/18	1,081,500	0.1
2,250,000		&	VWR Funding, Inc., 10.250%, 07/15/15	2,340,000	0.3
				73,768,057	7.9
			Information Technology: 3.4%
1,250,000		#	Audatex North America, Inc., 6.750%, 06/15/18	1,318,750	0.1
2,500,000		#	Avaya, Inc., 7.000%, 04/01/19	2,518,750	0.3
250,000			Brocade Communications Systems, Inc., 6.625%, 01/15/18	263,750	0.0
1,250,000			Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,384,375	0.1
3,000,000		#	CommScope, Inc., 8.250%, 01/15/19	3,210,000	0.3
1,250,000			Fidelity National Information Services, Inc., 7.625%, 07/15/17	1,375,000	0.1
1,762,369			First Data Corp., 2.992%, 09/24/14	1,701,421	0.2
2,000,000		#	First Data Corp., 8.250%, 01/15/21	1,965,000	0.2
76,000			First Data Corp., 9.875%, 09/24/15	76,760	0.0
1,290,000		#	Insight.com, 9.375%, 07/15/18	1,480,275	0.2
775,000			Mantech International Corp., 7.250%, 04/15/18	829,250	0.1
575,000		L	NXP BV/NXP Funding, LLC, 3.219%, 10/15/13	577,156	0.1
1,500,000		#	Sensata Technologies BV, 6.500%, 05/15/19	1,576,875	0.2
1,500,000		#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,608,750	0.2
500,000			SunGard Data Systems, Inc., 10.625%, 05/15/15	526,565	0.1
2,500,000			SunGard Data Systems, Inc., 7.375%, 11/15/18	2,668,750	0.3
2,000,000			SunGard Data Systems, Inc., 7.625%, 11/15/20	2,145,000	0.2
EUR	1,000,000		UPC Holding BV, 8.000%, 11/01/16	1,387,055	0.2
EUR	3,500,000		UPC Holding BV, 8.375%, 08/15/20	4,848,858	0.5
				31,462,340	3.4
			Materials: 7.6%
794,731		#,&	ARD Finance SA, 11.125%, 06/01/18	786,784	0.1
250,000		#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	269,375	0.0
EUR	1,500,000	L	Ardagh Packaging Finance Plc, 9.250%, 10/15/20	2,040,591	0.2
1,000,000			Berry Plastics Corp., 5.322%, 02/15/15	1,005,000	0.1
1,000,000			Berry Plastics Corp., 9.500%, 05/15/18	1,065,000	0.1
2,000,000		#	Building Materials Corp. of America, 6.750%, 05/01/21	2,127,500	0.2
1,500,000			Case New Holland, Inc., 7.875%, 12/01/17	1,751,250	0.2
1,250,000		#,L	Cemex SAB de CV, 9.000%, 01/11/18	1,184,375	0.1
750,000			CF Industries, Inc., 6.875%, 05/01/18	868,125	0.1
2,000,000			CF Industries, Inc., 7.125%, 05/01/20	2,387,500	0.3
1,500,000			Chemtura Corp., 7.875%, 09/01/18	1,620,000	0.2
1,000,000		#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	992,500	0.1
1,750,000		#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,710,625	0.2
2,000,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	2,050,000	0.2
1,500,000			Georgia-Pacific Corp., 8.000%, 01/15/24	1,912,594	0.2
2,500,000			Graphic Packaging International Corp., 7.875%, 10/01/18	2,781,250	0.3
1,500,000			Griffon Corp., 7.125%, 04/01/18	1,558,125	0.2
5,000,000			Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	5,200,000	0.6
2,000,000		L	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	1,870,000	0.2
4,000,000		L	Huntsman International LLC, 8.625%, 03/15/21	4,510,000	0.5
EUR	500,000	L	Ineos Finance PLC, 9.250%, 05/15/15	705,197	0.1
1,000,000		#	Ineos Finance PLC, 9.000%, 05/15/15	1,066,250	0.1
2,750,000		#,L	Ineos Group Holdings PLC, 8.500%, 02/15/16	2,612,500	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Materials (continued)
2,000,000		#	Kinove German Bondco GmbH, 9.625%, 06/15/18	$2,090,000	0.2
989,000			Lyondell Chemical Co., 8.000%, 11/01/17	1,115,098	0.1
2,308,333			Lyondell Chemical Co., 11.000%, 05/01/18	2,562,250	0.3
2,000,000		#	LyondellBasell Industries NV, 5.000%, 04/15/19	2,005,000	0.2
750,000		#	LyondellBasell Industries NV, 5.750%, 04/15/24	750,000	0.1
700,000			Momentive Performance Materials, Inc., 9.000%, 01/15/21	616,000	0.1
3,500,000			Novelis, Inc./GA, 8.375%, 12/15/17	3,815,000	0.4
EUR	950,000	L	OXEA Finance/Cy SCA, 9.625%, 07/15/17	1,374,718	0.2
EUR	111,110		Pregis Corp., 5.760%, 04/15/13	146,706	0.0
900,000		#	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18	947,250	0.1
892,000		#	Roofing Supply Group LLC / Roofing Supply Finance, Inc., 8.625%, 12/01/17	949,980	0.1
250,000			Scotts Miracle-Gro Co., 7.250%, 01/15/18	270,625	0.0
1,750,000		#	Sealed Air Corp., 8.125%, 09/15/19	1,940,313	0.2
2,000,000		#	Sealed Air Corp., 8.375%, 09/15/21	2,257,500	0.2
500,000			Smurfit Capital Funding PLC, 7.500%, 11/20/25	497,500	0.1
200,000			Steel Dynamics, Inc., 7.750%, 04/15/16	208,500	0.0
250,000			Steel Dynamics, Inc., 7.625%, 03/15/20	271,875	0.0
EUR	1,000,000	L	Styrolution GmbH, 7.625%, 05/15/16	1,173,662	0.1
1,000,000		#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,045,000	0.1
1,250,000			Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	1,343,750	0.1
1,986,000			Teck Resources Ltd., 10.750%, 05/15/19	2,470,191	0.3
359,000			Teck Resources Ltd., 10.250%, 05/15/16	411,441	0.0
1,000,000		#	Vertellus Specialties, Inc., 9.375%, 10/01/15	765,000	0.1
				71,101,900	7.6
			Telecommunication Services: 8.5%
1,500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 04/30/18	1,627,500	0.2
900,000			CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	1,003,500	0.1
2,000,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	2,085,000	0.2
500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	538,750	0.1
2,500,000			Crown Castle International Corp., 7.125%, 11/01/19	2,743,750	0.3
4,750,000		#	Digicel Ltd., 8.250%, 09/01/17	5,070,625	0.5
2,000,000			Frontier Communications Co., 9.000%, 08/15/31	1,950,000	0.2
975,000			Frontier Communications Corp., 7.000%, 11/01/25	865,313	0.1
1,950,000			Frontier Communications Corp., 7.125%, 03/15/19	1,964,625	0.2
1,000,000			Frontier Communications Corp., 7.875%, 04/15/15	1,080,000	0.1
825,000			Frontier Communications Corp., 8.500%, 04/15/20	872,437	0.1
600,000			Hughes Satellite Systems Corp., 6.500%, 06/15/19	630,000	0.1
750,000			Hughes Satellite Systems Corp., 7.625%, 06/15/21	808,125	0.1
1,500,000			Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16	1,571,250	0.2
2,500,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,634,375	0.3
3,000,000			Intelsat Jackson Holdings SA, 7.250%, 04/01/19	3,168,750	0.3
1,500,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,584,375	0.2
2,500,000			Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,750,000	0.3
1,000,000			Intelsat Luxembourg S.A., 11.250%, 02/04/17	1,042,500	0.1
1,353,515		&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	1,411,039	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Telecommunication Services (continued)
EUR	1,000,000		Kabel BW GmbH, 7.500%, 03/15/19	$1,427,066	0.1
2,500,000			MetroPCS Wireless, Inc., 6.625%, 11/15/20	2,490,625	0.3
500,000		#	Nara Cable Funding Ltd., 8.875%, 12/01/18	477,500	0.0
1,000,000			Newsday LLC, 10.500%, 08/01/13	1,031,250	0.1
1,100,000			Northwestern Bell Telephone, 7.750%, 05/01/30	1,108,960	0.1
5,228,000			Qwest Communications International, Inc., 7.500%, 02/15/14	5,267,194	0.6
500,000		#	Sable International Finance Ltd., 8.750%, 02/01/20	532,500	0.1
5,500,000			Sprint Capital Corp., 6.900%, 05/01/19	4,785,000	0.5
5,000,000			Sprint Capital Corp., 8.750%, 03/15/32	4,312,500	0.5
3,500,000			Sprint Nextel Corp., 6.000%, 12/01/16	3,141,250	0.3
1,000,000			Syniverse Holdings, Inc., 9.125%, 01/15/19	1,107,500	0.1
2,000,000			Telesat Canada / Telesat LLC, 11.000%, 11/01/15	2,145,000	0.2
600,000			Telesat Canada / Telesat LLC, 12.500%, 11/01/17	673,500	0.1
500,000			TW Telecom Holdings, Inc., 8.000%, 03/01/18	548,750	0.1
1,000,000		#	UPCB Finance V Ltd., 7.250%, 11/15/21	1,062,500	0.1
1,000,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	1,037,500	0.1
1,500,000		#	Vimpel Communications Via VIP Finance Ireland Ltd.. OJSC, 7.748%, 02/02/21	1,486,875	0.2
1,000,000		#	VimpelCom Holdings BV, 7.504%, 03/01/22	975,000	0.1
973,000			Virgin Media Finance PLC, 9.500%, 08/15/16	1,101,923	0.1
1,650,000		#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	1,559,250	0.2
3,000,000		#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	2,970,000	0.3
2,500,000			Windstream Corp., 7.750%, 10/15/20	2,687,500	0.3
1,000,000			Windstream Corp., 7.875%, 11/01/17	1,107,500	0.1
1,000,000			Windstream Corp., 7.750%, 10/01/21	1,075,000	0.1
				79,513,557	8.5
			Telecommunications: 0.0%
50,000			Crown Castle International Corp., 9.000%, 01/15/15	55,250	0.0
			Utilities: 4.0%
1,250,000		#	AES Corp., 7.375%, 07/01/21	1,387,500	0.1
2,000,000			AES Corp., 8.000%, 10/15/17	2,262,500	0.2
500,000			AES Corp., 8.000%, 06/01/20	576,250	0.1
3,500,000		#	Calpine Corp., 7.500%, 02/15/21	3,753,750	0.4
1,000,000		#	Calpine Corp., 7.875%, 01/15/23	1,085,000	0.1
2,000,000		#	Calpine Corp., 7.875%, 07/31/20	2,185,000	0.2
2,500,000			Energy Future Holdings Corp., 10.000%, 01/15/20	2,725,000	0.3
1,000,000			Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, 12/01/20	1,095,000	0.1
3,125,000		#	Intergen NV, 9.000%, 06/30/17	3,304,688	0.4
500,000		#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	547,500	0.1
1,537,806			Midwest Generation, LLC, 8.560%, 01/02/16	1,464,760	0.2
4,000,000		L	NRG Energy, Inc., 7.375%, 01/15/17	4,170,000	0.4
2,000,000			NRG Energy, Inc., 7.625%, 01/15/18	2,015,000	0.2
500,000			NRG Energy, Inc., 7.875%, 05/15/21	482,500	0.1
4,000,000			NRG Energy, Inc., 8.250%, 09/01/20	3,960,000	0.4
2,501,865		#	Tenaska Alabama Partners LP, 7.000%, 06/30/21	2,630,086	0.3
6,365,907			Texas Competitive Electric Holdings Co. LLC, 4.741%, 10/10/17	3,554,964	0.4
				37,199,498	4.0
			Total Corporate Bonds/Notes
			(Cost $742,263,476)	787,593,933	84.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
77,429			American Home Mortgage Assets, 0.432%, 05/25/46	43,215	0.0
29,514			American Home Mortgage Investment Trust, 2.240%, 09/25/45	23,327	0.0
114,255			Banc of America Alternative Loan Trust, 0.642%, 05/25/35	80,050	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
587,125	Banc of America Funding Corp., 2.981%, 03/20/36	$419,258	0.1
60,396	Bear Stearns Adjustable Rate Mortgage Trust, 3.964%, 05/25/47	40,905	0.0
114,607	Citigroup Mortgage Loan Trust, Inc., 5.509%, 09/25/37	72,023	0.0
187,991	Countrywide Alternative Loan Trust, 0.437%, 12/20/46	101,478	0.0
21,150	Countrywide Alternative Loan Trust, 0.502%, 07/25/35	12,607	0.0
465,345	Countrywide Alternative Loan Trust, 5.559%, 11/25/35	279,796	0.0
218,126	Countrywide Alternative Loan Trust, 6.000%, 11/25/36	143,740	0.0
62,544	Countrywide Alternative Loan Trust, 6.500%, 11/25/37	48,443	0.0
552,296	Countrywide Home Loan Mortgage Pass-through Trust, 0.582%, 03/25/36	213,814	0.0
490,810	Countrywide Home Loan Mortgage Pass-through Trust, 5.094%, 10/20/35	371,261	0.1
2,701,519	First Horizon Alternative Mortgage Securities, 2.583%, 09/25/35	1,823,627	0.2
468,414	Greenpoint Mortgage Funding Trust, 0.562%, 09/25/46	61,412	0.0
45,830	GSR Mortgage Loan Trust, 2.701%, 01/25/36	36,494	0.0
57,683	Harborview Mortgage Loan Trust, 0.422%, 07/19/46	33,765	0.0
413,618	Harborview Mortgage Loan Trust, 5.750%, 08/19/36	243,796	0.0
293,476	JPMorgan Mortgage Trust, 4.866%, 04/25/35	287,475	0.0
58,165	Luminent Mortgage Trust, 0.412%, 12/25/36	34,457	0.0
32,111	MASTR Adjustable Rate Mortgages Trust, 0.452%, 04/25/46	17,616	0.0
50,445	Merrill Lynch Mortgage-Backed Securities, 5.242%, 04/25/37	36,028	0.0
1,207,691	Structured Adjustable Rate Mortgage Loan Trust, 2.724%, 09/25/35	967,577	0.1
392,456	Structured Adjustable Rate Mortgage Loan Trust, 5.718%, 02/25/36	291,231	0.1
4,600,000	Structured Asset Mortgage Investments, Inc., 0.462%, 09/25/47	1,898,420	0.2
635,982	Suntrust Alternative Loan Trust, 0.592%, 04/25/36	199,659	0.0
47,785	Washington Mutual Mortgage Pass-through Certificates, 2.597%, 02/25/37	30,958	0.0
57,975	Washington Mutual Mortgage Pass-through Certificates, 2.634%, 02/25/37	41,586	0.0
56,584	Washington Mutual Mortgage Pass-through Certificates, 5.077%, 05/25/37	42,431	0.0
50,540	Washington Mutual Mortgage Pass-through Certificates, 5.276%, 02/25/37	37,180	0.0
	Total Collateralized Mortgage Obligations
	(Cost $8,293,037)	7,933,629	0.8
MUNICIPAL BONDS: 0.0%
	Puerto Rico: 0.0%
1,600,000	Puerto Rico Sales Tax Financing Corp., 08/01/54	124,976	0.0
	Total Municipal Bonds
	(Cost $274,893)	124,976	0.0
ASSET-BACKED SECURITIES: 0.3%
	Home Equity Asset-Backed Securities: 0.1%
470,721	Argent Securities, Inc., 1.292%, 12/25/33	354,568	0.1
275,526	MASTR Asset-Backed Securities Trust, 0.452%, 11/25/36	92,780	0.0
		447,348	0.1
	Other Asset-Backed Securities: 0.2%
11,010	GSAMP Trust, 0.312%, 12/25/36	7,226	0.0
2,100,517	Merrill Lynch First Franklin Mortgage Loan, 0.362%, 07/25/37	1,235,253	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
1,451,666		Structured Asset Securities Corp., 0.542%, 06/25/35	$979,083	0.1
			2,221,562	0.2
		Total Asset-Backed Securities
		(Cost $2,773,674)	2,668,910	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
112,801	@, L	Dex One Corp.	$160,177	0.0
529	@	The Berry Company, LLC	—	—
		Total Common Stock
		(Cost $2,745,560)	160,177	0.0
		Total Long-Term Investments
		(Cost $756,350,640)	798,481,625	85.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
		U.S. Treasury Bills: 4.1%
426,000		United States Treasury Bill, 0.120%, 08/23/12	$425,801	0.0
1,900,000		United States Treasury Bill, 0.120%, 09/13/12	1,898,919	0.2
18,500,000		United States Treasury Bill, 0.120%, 09/06/12	18,490,121	2.0
8,100,000		United States Treasury Bill, 0.130%, 09/20/12	8,094,905	0.9
1,400,000		United States Treasury Bill, 0.130%, 09/27/12	1,399,083	0.1
6,900,000		United States Treasury Bill, 0.170%, 03/07/13	6,889,133	0.7
1,766,000		United States Treasury Bill, 04/12/12	1,765,967	0.2
			38,963,929	4.1
		Securities Lending Collateral(cc)(1): 5.3%
11,678,505		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $11,678,678, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $11,912,075, due 03/01/18-04/15/43)	11,678,505	1.2
11,678,505		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $11,678,697, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $11,912,075, due 07/19/12-04/01/42)	11,678,505	1 .3
2,458,632		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,458,672, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $2,507,805, due 10/01/13-06/25/43)	2,458,632	0 .3
11,678,505		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $11,678,668, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $11,912,075, due 01/15/13-04/01/42)	11,678,505	1 .3
11,678,505		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $11,678,649, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $11,912,075, due 12/01/17-04/01/42)	11,678,505	1 .2
			49,172,652	5 .3

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sovereign: 0.9%
1,200,000		United States Treasury Bill	$1,198,293	0.1
5,600,000		United States Treasury Bill	5,593,185	0.6
1,400,000		United States Treasury Bill	1,399,014	0.2
		Total Sovereign
		(Cost $8,192,941)	8,190,492	0.9
		Total Short-Term Investments
		(Cost $96,325,981)	96,327,073	10.3
		Total Investments in Securities (Cost $852,676,621)	$894,808,698	95.6
		Assets in Excess of Other Liabilities	40,999,853	4.4
		Net Assets	$935,808,551	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	EUR	EU Euro
	GBP	British Pound
		Cost for federal income tax purposes is $853,189,418.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$57,332,300
		Gross Unrealized Depreciation	(15,713,020)
		Net Unrealized Appreciation	$41,619,280

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$160,177	$—	$—	$160,177
Total Common Stock	160,177	—	—	160,177
Corporate Bonds/Notes	$—	$787,439,039	$154,894	$787,593,933
Collateralized Mortgage Obligations	—	7,853,579	80,050	7,933,629
Municipal Bonds	—	124,976	—	124,976
Short-Term Investments	—	96,327,073	—	96,327,073
Asset-Backed Securities	—	2,668,910	—	2,668,910
Total Investments, at value	$160,177	$894,413,577	$234,944	$894,808,698
Other Financial Instruments+
Swaps	—	700,069	—	700,069
Forward Foreign Currency Contracts	—	230,377	—	230,377
Total Assets	$160,177	$895,344,023	$234,944	$895,739,144
Liabilities Table
Other Financial Instruments+
Swaps	$(70,552)	$(179,498)	$—	$(250,050)
Forward Foreign Currency Contracts	—	(1,935,145)	—	(1,935,145)
Total Liabilities	$(70,552)	$(2,114,643)	$—	$(2,185,195)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$5	$—	$—	$—	$—	$(5)	$—	$—	$—
Collateralized Mortgage Obligations	78,053	—	(5,460)	194	2,557	4,706	—	—	80,050
Corporate Bonds/Notes	269,545	—	(114,637)	—	1,146	(1,160)	—	—	154,894
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$347,603	$—	$(120,097)	$194	$3,703	$3,541	$—	$—	$234,944

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,547.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of Nova Scotia	British Pound	89,000	Buy	04/03/12	$139,933	$142,351	$2,418
Citigroup, Inc.	EU Euro	909,000	Buy	04/03/12	1,203,061	1,212,354	9,293
Citigroup, Inc.	EU Euro	1,044,000	Buy	04/16/12	1,405,811	1,392,479	(13,332)
Citigroup, Inc.	Chinese Yuan	23,649,355	Buy	06/01/12	3,714,947	3,751,107	36,160
Deutsche Bank AG	British Pound	6,079,000	Buy	04/03/12	9,629,136	9,723,102	93,966
Deutsche Bank AG	EU Euro	420,000	Buy	06/14/12	547,592	560,381	12,789
JPMorgan Chase & Co.	Brazilian Real	100,000	Buy	04/03/12	57,511	54,744	(2,767)
Morgan Stanley	EU Euro	3,184,000	Buy	06/14/12	4,189,985	4,248,222	58,237
Morgan Stanley	Brazilian Real	100,000	Buy	06/04/12	57,231	54,027	(3,204)
Royal Bank of Canada	EU Euro	121,000	Buy	06/14/12	158,292	161,443	3,151
UBS Warburg LLC	EU Euro	745,000	Buy	04/16/12	982,539	993,675	11,136
							$207,847

Barclays Bank PLC	EU Euro	4,795,000	Sell	04/16/12	$6,146,471	$6,395,534	$(249,063)
Citigroup, Inc.	EU Euro	909,000	Sell	05/02/12	1,203,255	1,212,500	(9,245)
Citigroup, Inc.	EU Euro	3,543,000	Sell	04/16/12	4,533,835	4,725,625	(191,790)
Deutsche Bank AG	British Pound	6,079,000	Sell	05/02/12	9,627,434	9,721,278	(93,844)
Deutsche Bank AG	EU Euro	722,000	Sell	04/16/12	934,791	962,998	(28,207)
Deutsche Bank AG	EU Euro	11,314,000	Sell	04/16/12	14,516,428	15,090,525	(574,097)
Goldman Sachs & Co.	British Pound	6,168,000	Sell	04/03/12	9,666,150	9,865,453	(199,303)
HSBC	EU Euro	909,000	Sell	04/03/12	1,204,280	1,212,354	(8,074)
Morgan Stanley	Brazilian Real	100,000	Sell	04/03/12	57,971	54,744	3,227
Royal Bank of Canada	EU Euro	1,490,000	Sell	04/16/12	1,976,119	1,987,350	(11,231)
UBS Warburg LLC	EU Euro	1,077,000	Sell	04/16/12	1,423,197	1,436,494	(13,297)
UBS Warburg LLC	EU Euro	759,000	Sell	04/16/12	997,749	1,012,348	(14,599)
UBS Warburg LLC	EU Euro	4,918,000	Sell	04/16/12	6,253,606	6,559,590	(305,984)
UBS Warburg LLC	EU Euro	3,751,000	Sell	04/16/12	4,785,946	5,003,054	(217,108)
							$(1,912,615)

ING PIMCO High Yield Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.HY.16 Index	Sell	5.000	06/20/16	USD	32,252,500	$(70,552)	$1,864,598
						$(70,552)	$1,864,598

ING PIMCO High Yield Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	1,455,000	$(183)	$2,147	$(2,330)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	USD	1,543,198	8,416	—	8,416
							$8,233	$2,147	$6,086

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AES Corp.	Sell	5.000	03/20/14	3.777	USD	2,000,000	$146,321	$(188,750)	$335,071
Citigroup, Inc.	Aramark Services	Sell	5.000	03/20/14	3.524	USD	100,000	7,329	(2,718)	10,047
Citigroup, Inc.	Community Health Systems	Sell	5.000	09/20/14	7.152	USD	100,000	1,289	(9,000)	10,289
Credit Suisse First Boston	El Paso Corp.	Sell	5.000	12/20/14	2.062	USD	2,500,000	256,968	(75,000)	331,968

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	El Paso Corp.	Sell	5.000	09/20/14	1.979	USD	2,000,000	$191,809	$(190,000)	$381,809
Goldman Sachs & Co.	NRG Energy Inc.	Sell	4.200	09/20/13	3.788	USD	225,000	2,696	—	2,696
Goldman Sachs & Co.	RRI Energy Inc.	Sell	5.000	09/20/14	7.101	USD	3,300,000	(179,315)	(610,500)	431,185
Barclays Bank PLC	SLM Corp.	Sell	5.000	12/20/13	4.809	USD	1,000,000	39,660	(110,000)	149,660
Citigroup, Inc.	Sungard Data Systems Inc.	Sell	5.000	03/20/14	5.479	USD	800,000	45,581	(52,216)	97,797
								512,338	(1,238,184)	$1,750,522

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$450,019
Foreign exchange contracts	(1,704,768)
Total	$(1,254,749)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.8%
			Consumer Discretionary: 0.1%
3,475,831		#	BCAP LLC Trust, 5.250%, 02/25/36	$3,508,544	0.1

			Consumer Staples: 1.4%
3,300,000			Altria Group, Inc., 4.125%, 09/11/15	3,602,834	0.1
2,500,000			Kraft Foods, Inc., 6.125%, 02/01/18	3,003,028	0.1
1,100,000			Kraft Foods, Inc., 6.875%, 02/01/38	1,382,357	0.0
5,500,000		#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,737,736	0.2
21,500,000		#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,993,489	0.9
1,200,000			Reynolds American, Inc., 7.625%, 06/01/16	1,441,297	0.1
				46,160,741	1.4
			Energy: 2.9%
625,000			El Paso Corp., 7.800%, 08/01/31	711,942	0.0
600,000		#, L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	577,137	0.0
271,499			Gazprom OAO, 7.201%, 02/01/20	301,231	0.0
13,500,000			Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	17,071,020	0.5
11,300,000			Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	13,210,819	0.4
400,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	427,144	0.0
1,000,000		#	Novatek Finance Ltd., 5.326%, 02/03/16	1,056,450	0.0
1,078,000		#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,153,460	0.1
21,100,000			Petrobras International Finance Co., 7.875%, 03/15/19	26,131,590	0.8
9,000,000			Petrobras International Finance Co. - Pifco, 3.875%, 01/27/16	9,516,744	0.3
14,900,000			Petroleos Mexicanos, 8.000%, 05/03/19	18,923,000	0.6
700,000			TNK-BP Finance SA, 7.500%, 07/18/16	792,750	0.0
1,400,000			Total Capital S.A., 4.450%, 06/24/20	1,517,359	0.1
4,000,000			Transocean, Inc., 4.950%, 11/15/15	4,280,576	0.1
				95,671,222	2.9

			Financials: 21.9%
3,100,000			AGFS Funding Co., 5.500%, 05/28/17	2,861,688	0.1
200,000			GMAC, Inc., 6.750%, 12/01/14	210,500	0.0
12,200,000		L	Ally Financial, Inc., 3.710%, 02/11/14	12,078,488	0.4
500,000			Ally Financial, Inc., 3.874%, 06/20/14	490,080	0.0
600,000			Ally Financial, Inc., 4.500%, 02/11/14	602,250	0.0
5,100,000			Ally Financial, Inc., 5.500%, 02/15/17	5,110,379	0.2
1,000,000			Ally Financial, Inc., 7.500%, 12/31/13	1,065,000	0.0
3,600,000			Ally Financial, Inc., 7.500%, 09/15/20	3,901,500	0.1
14,000,000			Ally Financial, Inc., 8.300%, 02/12/15	15,277,500	0.5
5,480,000		Z	Ally Financial, Inc., 12/01/12	5,315,600	0.2
300,000			American Express Bank FSB, 0.390%, 06/12/12	300,074	0.0
3,900,000			American Express Co., 7.000%, 03/19/18	4,792,620	0.1
2,700,000			American Express Credit Corp., 5.875%, 05/02/13	2,839,914	0.1
5,900,000			American Express Credit Corp., 7.300%, 08/20/13	6,386,213	0.2
1,000,000			American General Finance Corp., 4.875%, 07/15/12	972,500	0.0
CAD	4,000,000		American International Group, Inc., 4.900%, 06/02/14	4,105,469	0.1
500,000			American International Group, Inc., 5.450%, 05/18/17	538,604	0.0
10,600,000			American International Group, Inc., 5.850%, 01/16/18	11,553,163	0.4
EUR	1,211,000	#	American International Group, Inc., 6.797%, 11/15/17	1,764,517	0.1
300,000			American International Group, Inc., 8.250%, 08/15/18	360,949	0.0
4,800,000		#	ANZ National International Ltd., 6.200%, 07/19/13	5,044,920	0.2
5,000,000		#	Australia & New Zealand Banking Group Ltd., 2.125%, 01/10/14	5,062,380	0.2
7,000,000		#	Banco Santander Brazil SA/Cayman Islands, 2.574%, 03/18/14	6,876,387	0.2
23,500,000			Bank of America Corp., 6.500%, 08/01/16	25,857,497	0.8
13,600,000			Bank of America NA, 0.754%, 06/15/16	12,078,024	0.4

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Financials (continued)
	1,200,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	$1,261,864	0.0
	2,300,000	#, L	Bank of Montreal, 2.850%, 06/09/15	2,425,845	0.1
	2,500,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	2,542,158	0.1
	200,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	202,418	0.0
	1,900,000		Barclays Bank PLC, 2.375%, 01/13/14	1,914,425	0.1
	2,900,000	#	Barclays Bank PLC, 6.050%, 12/04/17	2,995,427	0.1
	1,400,000	#	BBVA, 4.500%, 03/10/16	1,449,000	0.0
	2,700,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	2,828,250	0.1
	8,900,000		BNP Paribas, 1.369%, 01/10/14	8,720,398	0.3
	11,990,000	#, L	BNP Paribas, 5.186%, 06/29/49	10,491,250	0.3
	1,000,000	#	BPCE S.A., 2.375%, 10/04/13	983,780	0.0
	900,000	#	CIT Group, Inc., 5.250%, 04/01/14	923,625	0.0
	31,800,000		Citigroup Capital XXI, 8.300%, 12/21/57	32,181,600	1.0
	18,300,000		Citigroup, Inc., 5.500%, 04/11/13	18,994,796	0.6
	900,000		Citigroup, Inc., 5.625%, 08/27/12	915,251	0.0
	5,000,000		Citigroup, Inc., 6.000%, 08/15/17	5,564,365	0.2
	4,300,000		Citigroup, Inc., 8.500%, 05/22/19	5,307,266	0.2
	4,700,000	#	Commonwealth Bank of Australia, 6.024%, 03/29/49	4,468,064	0.1
	2,137,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,727,765	0.1
	4,200,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	5,277,922	0.2
	1,800,000	#	DAI-ICHI Mutual Life, 7.250%, 12/31/49	1,865,516	0.1
	400,000		Deutsche Bank AG/London, 6.000%, 09/01/17	454,523	0.0
	25,900,000	#	Dexia Credit Local, 0.880%, 03/05/13	24,825,461	0.8
	600,000	#	DNB Bank ASA, 3.200%, 04/03/17	602,918	0.0
	1,900,000		Export-Import Bank of Korea, 5.125%, 06/29/20	2,045,303	0.1
	19,200,000		Export-Import Bank of Korea, 5.875%, 01/14/15	21,009,370	0.6
	4,100,000		Ford Motor Credit Co. LLC, 7.000%, 04/15/15	4,488,922	0.1
	1,400,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,586,785	0.0
	1,100,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	1,188,166	0.0
	500,000		Ford Motor Credit Co. LLC, 7.000%, 10/01/13	534,357	0.0
	200,000		Ford Motor Credit Co. LLC, 7.500%, 08/01/12	203,050	0.0
	1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,974,844	0.1
EUR	8,200,000		General Electric Capital Corp., 5.500%, 09/15/67	9,733,392	0.3
	2,900,000		General Electric Capital Corp., 5.875%, 01/14/38	3,189,539	0.1
	600,000		General Electric Capital Corp., 6.875%, 01/10/39	741,366	0.0
	4,000,000		General Electric Capital Services, Inc., 7.500%, 08/21/35	5,191,928	0.2
EUR	9,300,000		Goldman Sachs Group, Inc., 1.408%, 02/04/13	12,337,499	0.4
	2,200,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	2,372,198	0.1
	1,100,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,187,687	0.0
	10,500,000		Goldman Sachs Group, Inc., 6.250%, 09/01/17	11,519,561	0.3
	1,600,000		International Lease Finance Corp., 5.300%, 05/01/12	1,602,033	0.0
	2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,475,375	0.1
	4,800,000	#	Intesa Sanpaolo SpA, 2.892%, 02/24/14	4,684,440	0.1
EUR	4,300,000		JPMorgan Chase & Co., 1.067%, 09/26/13	5,716,811	0.2
	1,300,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,341,188	0.0
	11,200,000		JPMorgan Chase & Co., 6.000%, 01/15/18	12,969,141	0.4
GBP	2,400,000	L	LBG Capital No.1 PLC, 7.588%, 05/12/20	3,282,150	0.1
JPY	800,000,000		Lehman Brothers Holdings, Inc., 0.940%, 12/19/08	1,788,087	0.1
	5,100,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	5,291,520	0.2
GBP	2,700,000	L	Llyods, 7.867%, 12/17/19	3,692,418	0.1
EUR	1,300,000		Llyods, 8.875%, 02/07/20	1,574,307	0.0
GBP	1,300,000	L	Llyods, 15.000%, 12/21/19	2,578,375	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
200,000			Merrill Lynch & Co., Inc., 6.500%, 07/15/18	$217,642	0.0
13,400,000			Merrill Lynch & Co., Inc., 6.875%, 11/15/18	14,933,174	0.5
8,800,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	9,792,746	0.3
EUR	12,000,000		Morgan Stanley, 1.525%, 05/02/14	15,193,150	0.5
9,000,000			Morgan Stanley, 1.533%, 04/29/13	8,924,760	0.3
2,000,000			Morgan Stanley, 5.950%, 12/28/17	2,061,172	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,686,421	0.0
18,800,000		#	National Australia Bank Ltd., 1.189%, 04/11/14	18,743,243	0.6
2,200,000		#	National Australia Bank Ltd., 1.507%, 07/25/14	2,208,690	0.1
4,000,000		#	National Australia Bank Ltd., 5.350%, 06/12/13	4,207,172	0.1
DKK	38,164,010		Nykredit Realkredit A/S, 2.092%, 10/01/38	6,747,701	0.2
DKK	11,976,536		Nykredit Realkredit A/S, 2.092%, 04/01/38	2,121,840	0.1
1,200,000		#	Pacific LifeCorp, 6.000%, 02/10/20	1,309,730	0.0
2,000,000		#	Pricoa Global Funding I, 0.673%, 09/27/13	1,983,488	0.1
3,300,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	3,448,246	0.1
700,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	772,584	0.0
200,000			Province of Ontario Canada, 4.400%, 04/14/20	229,142	0.0
2,400,000			Province of Quebec Canada, 2.750%, 08/25/21	2,413,234	0.1
CAD	7,200,000		Province of Quebec Canada, 4.250%, 12/01/21	7,901,701	0.2
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/17	223,654	0.0
12,000,000		#	RCI Banque SA, 2.339%, 04/11/14	11,605,800	0.4
DKK	11,867,856		Realkredit Danmark A/S, 2.080%, 01/01/38	2,093,013	0.1
DKK	38,137,445		Realkredit Danmark A/S, 2.080%, 01/01/38	6,715,663	0.2
1,500,000		#	Resona Bank Ltd., 5.850%, 09/29/49	1,560,863	0.0
5,000,000		#	Reynolds Group Issuer, Inc., 6.875%, 02/15/21	5,200,000	0.2
4,300,000			Royal Bank of Scotland PLC, 3.950%, 09/21/15	4,351,209	0.1
3,900,000		#, L	Royal Bank of Scotland PLC, 6.990%, 10/29/49	3,198,000	0.1
6,500,000		#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	6,514,531	0.2
900,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	935,744	0.0
6,900,000			Royal Bank of Scotland Group PLC, 4.375%, 03/16/16	7,051,241	0.2
800,000		#	Sberbank of Russia Via SB Capital SA, 6.125%, 02/07/22	825,000	0.0
500,000			SLM Corp., 8.450%, 06/15/18	560,000	0.0
GBP	3,200,000		SLM Corp., 4.875%, 12/17/12	5,088,921	0.2
2,000,000			SLM Corp., 5.000%, 10/01/13	2,050,000	0.1
3,300,000			SLM Corp., 5.375%, 01/15/13	3,366,617	0.1
22,400,000			SLM Corp., 8.000%, 03/25/20	24,248,000	0.7
1,300,000		#	Societe Generale, 1.519%, 04/11/14	1,239,361	0.0
6,500,000		#, L	Societe Generale, 5.922%, 12/31/49	5,295,108	0.2
4,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	3,140,000	0.1
30,200,000		#	SSIF Nevada L.P., 1.169%, 04/14/14	29,987,664	0.9
3,100,000		#	State Bank of India/London, 4.500%, 07/27/15	3,208,525	0.1
3,300,000			State Street Capital Trust III, 5.464%, 03/15/42	3,314,850	0.1
2,200,000		#	Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14	2,221,980	0.1
600,000		#	Sydney Air, 5.125%, 02/22/21	618,401	0.0
2,700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	2,944,877	0.1
1,700,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	2,097,375	0.1
1,300,000			UBS AG, 5.750%, 04/25/18	1,424,805	0.0
250,000			UBS AG, 5.875%, 12/20/17	277,447	0.0
1,000,000			UBS AG, 1.553%, 01/28/14	996,654	0.0
6,000,000			USB Capital IX, 3.500%, 03/29/49	4,632,780	0.1
1,200,000		#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	1,245,204	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
5,715,000		Wachovia Corp., 0.893%, 10/28/15	$5,448,041	0.2
1,000,000		Wachovia Corp., 5.750%, 02/01/18	1,163,805	0.0
27,092,000		Wells Fargo & Co., 7.980%, 02/28/49	29,631,875	0.9
3,000,000	#	Westpac Banking Corp., 1.047%, 07/16/14	3,031,347	0.1
14,100,000	#	Westpac Banking Corp., 3.585%, 08/14/14	14,911,920	0.5
2,700,000	L	White Nights Finance BV for Gazprom, 10.500%, 03/25/14	3,079,188	0.1
350,000	#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	353,062	0.0
			712,418,276	21.9
		Health Care: 0.8%
12,700,000		Amgen, Inc., 6.150%, 06/01/18	15,232,215	0.5
8,600,000	#	Metlife, 1.368%, 04/04/14	8,635,664	0.2
2,800,000		UnitedHealth Group, Inc., 4.875%, 02/15/13	2,901,551	0.1
			26,769,430	0.8
		Industrials: 0.1%
1,100,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	1,156,980	0.0
1,500,000		Goodrich Corp., 6.290%, 07/01/16	1,770,306	0.1
112,709	±	United Air Lines, Inc., 9.350%, 04/07/16	23,105	0.0
			2,950,391	0.1
		Information Technology: 0.5%
12,400,000		Oracle Corp., 5.750%, 04/15/18	15,090,602	0.5
		Materials: 0.4%
3,500,000		Alcoa, Inc., 6.150%, 08/15/20	3,772,622	0.1
2,200,000	#	Sealed Air Corp., 5.625%, 07/15/13	2,270,869	0.1
5,075,000		Union Pacific Corp., 4.163%, 07/15/22	5,492,358	0.2
1,500,000		Vale Overseas Ltd., 6.875%, 11/10/39	1,754,770	0.0
			13,290,619	0.4
		Telecommunication Services: 0.4%
3,300,000		AT&T, Inc., 4.950%, 01/15/13	3,412,646	0.1
1,800,000		AT&T, Inc., 5.500%, 02/01/18	2,122,812	0.1
2,300,000		AT&T, Inc., 6.300%, 01/15/38	2,704,657	0.1
200,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	203,700	0.0
300,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	$311,640	0.0
2,500,000		Verizon Communications, Inc., 5.250%, 04/15/13	2,621,640	0.1
			11,377,095	0.4
		Utilities: 0.3%
3,700,000	#, L	EDF S.A., 5.500%, 01/26/14	3,969,793	0.1
2,400,000	#	Electricite de France SA, 6.950%, 01/26/39	2,850,847	0.1
1,600,000		NRG Energy, Inc., 8.250%, 09/01/20	1,584,000	0.1
			8,404,640	0.3
		Total Corporate Bonds/Notes
		(Cost $871,748,078)	935,641,560	28.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
151,573		Adjustable Rate Mortgage Trust, 2.872%, 05/25/35	149,797	0.0
1,307,590		American Home Mortgage Investment Trust, 2.241%, 02/25/45	1,068,924	0.0
3,500,000		Banc of America Commercial Mortgage, Inc., 5.921%, 05/10/45	3,996,827	0.1
1,823,508		Banc of America Funding Corp., 2.667%, 05/25/35	1,829,741	0.1
2,458,325	#	Banc of America Large Loan, Inc., 1.992%, 11/15/15	2,300,355	0.1
178,739		Banc of America Mortgage Securities, Inc., 2.873%, 07/25/33	171,187	0.0
3,339		Banc of America Mortgage Securities, Inc., 5.000%, 05/25/34	3,333	0.0
8,400,000	#	BCAP LLC Trust, 5.250%, 08/25/37	8,232,000	0.3
4,582,557		Bear Stearns Adjustable Rate Mortgage Trust, 2.400%, 10/25/35	3,974,259	0.1
144,059		Bear Stearns Adjustable Rate Mortgage Trust, 2.851%, 01/25/34	145,555	0.0
3,235,376		Bear Stearns Alt-A Trust, 2.783%, 11/25/36	1,792,862	0.1
1,275,526		Bear Stearns Alternative-A Trust, 2.809%, 05/25/35	1,013,307	0.0
1,045,221		Bear Stearns Alternative-A Trust, 2.826%, 09/25/35	696,439	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,863,593			Bear Stearns Alternative-A Trust, 2.874%, 11/25/36	$1,021,273	0.0
1,200,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	1,365,665	0.0
5,663,889			Chase Mortgage Finance Corp., 5.280%, 12/25/35	5,400,039	0.2
2,580,929			Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	2,470,630	0.1
698,063			Citigroup Mortgage Loan Trust, Inc., 2.530%, 10/25/35	581,018	0.0
13,093,720			Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	12,537,780	0.4
3,700,000			Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	4,160,656	0.1
3,535,627		^	Countrywide Alternative Loan Trust, 4.758%, 05/25/35	447,655	0.0
653,301			Countrywide Home Loan Mortgage Pass-through Trust, 0.562%, 03/25/35	408,124	0.0
2,744,568		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.582%, 06/25/35	2,347,835	0.1
400,000			Credit Suisse Mortgage Capital Certificates, 5.663%, 03/15/39	440,426	0.0
10,700,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	11,693,875	0.4
536,522			Downey Savings & Loan Association Mortgage Loan Trust, 2.455%, 07/19/44	430,241	0.0
EUR	316,534		European Loan Conduit, 1.207%, 05/15/19	369,393	0.0
477,011			Federal Housing Administration, 8.175%, 03/01/27	472,983	0.0
631,712			First Horizon Alternative Mortgage Securities, 2.614%, 03/25/35	434,598	0.0
42,063,508		^	First Horizon Alternative Mortgage Securities, 4.458%, 01/25/36	4,828,723	0.2
4,248,753			First Horizon Alternative Mortgage Securities, 5.488%, 02/25/36	3,946,641	0.1
625,671			GMAC Mortgage Corp. Loan Trust, 5.069%, 11/19/35	536,809	0.0
12,589			Greenpoint Mortgage Funding Trust, 0.322%, 01/25/47	12,198	0.0
200,000			Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	216,946	0.0
1,900,000			Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,098,852	0.1
1,839,052			GSR Mortgage Loan Trust, 2.659%, 09/25/35	1,793,114	0.1
9,886			GSR Mortgage Loan Trust, 6.000%, 03/25/32	9,990	0.0
3,729,237			Harborview Mortgage Loan Trust, 0.432%, 01/19/38	2,424,610	0.1
3,587,552			Harborview Mortgage Loan Trust, 0.482%, 03/19/36	1,989,484	0.1
140,531			JP Morgan Mortgage Trust, 5.750%, 01/25/36	132,000	0.0
600,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	667,984	0.0
1,300,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	1,463,679	0.0
1,328,026			Merrill Lynch Mortgage Investors Trust, 0.452%, 02/25/36	966,423	0.0
8,870,000			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	9,563,851	0.3
2,700,000			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	2,918,090	0.1
12,900,000			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.966%, 08/12/49	14,334,854	0.4
272,952			MLCC Mortgage Investors, Inc., 0.492%, 11/25/35	225,713	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
16,500,000		Morgan Stanley Capital I, 5.809%, 12/12/49	$18,992,177	0.6
3,900,000		Morgan Stanley Capital I, 5.882%, 06/11/49	4,416,742	0.1
1,400,000	#	Morgan Stanley Reremic Trust, 5.787%, 08/12/45	1,586,239	0.1
53,157	#	Nomura Asset Acceptance Corp., 7.000%, 02/19/30	53,356	0.0
4,412,033	#	RBSSP Resecuritization Trust, 0.492%, 02/26/37	3,622,383	0.1
298,011		Residential Accredit Loans, Inc., 0.642%, 03/25/33	269,412	0.0
962,304		Residential Accredit Loans, Inc., 1.519%, 09/25/45	552,431	0.0
132,500		Residential Asset Securitization Trust, 0.642%, 05/25/33	126,083	0.0
94,541		Sequoia Mortgage Trust, 0.592%, 07/20/33	88,450	0.0
54,646		SLM Student Loan Trust, 0.860%, 01/25/15	54,657	0.0
2,600,000		SLM Student Loan Trust, 1.060%, 10/25/17	2,597,217	0.1
22,319,419		SLM Student Loan Trust, 2.060%, 04/25/23	22,944,858	0.7
1,000,000	#	SLM Student Loan Trust, 2.892%, 12/16/19	1,017,177	0.0
4,462,332		Structured Adjustable Rate Mortgage Loan Trust, 2.590%, 04/25/35	3,489,137	0.1
3,233,772		Structured Asset Mortgage Investments, Inc., 0.462%, 05/25/36	1,643,607	0.1
1,392,823		Structured Asset Mortgage Investments, Inc., 0.492%, 07/19/35	1,230,629	0.0
2,529,028	#	Wachovia Bank Commercial Mortgage Trust, 0.332%, 09/15/21	2,433,767	0.1
57,059		WaMu Mortgage Pass Through Certificates, 1.559%, 06/25/42	46,888	0.0
200,704		WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/46	153,692	0.0
66,902		Washington Mutual Mortgage Pass-through Certificates, 1.559%, 08/25/42	54,588	0.0
3,088,081		Washington Mutual Mortgage Pass-through Certificates, 2.724%, 08/25/46	2,181,433	0.1
6,631,731		Wells Fargo Mortgage Backed Securities Trust, 2.631%, 03/25/36	5,479,481	0.2
177,802		Wells Fargo Mortgage-Backed Securities Trust, 2.665%, 05/25/35	176,306	0.0
		Total Collateralized Mortgage Obligations
		(Cost $183,098,169)	191,297,448	5.9
MUNICIPAL BONDS: 4.8%
		Alaska: 0.2%
9,400,000		Northern Tobacco Securitization Corp., 5.000%, 06/01/46	6,921,878	0.2

		California: 2.5%
4,500,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,995,395	0.2
1,200,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,416,732	0.1
4,200,000		California State Public Works Board, 7.804%, 03/01/35	4,742,556	0.2
2,000,000		California State University, 6.484%, 11/01/41	2,318,360	0.1
9,540,000		Long Beach Unified School District, 08/01/34	2,927,158	0.1
600,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	749,850	0.0
800,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	1,011,664	0.0
7,700,000		Los Angeles Department of Airports, 6.582%, 05/15/39	9,415,252	0.3
6,700,000		Los Angeles Unified School District, 4.500%, 07/01/22	7,543,262	0.2
21,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	24,029,670	0.7
1,200,000		State of California, 5.650%, 04/01/39	1,259,748	0.0
700,000		State of California, 7.500%, 04/01/34	886,872	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	California (continued)
1,300,000	State of California, 7.550%, 04/01/39	$1,670,383	0.1
2,700,000	State of California, 7.600%, 11/01/40	3,493,260	0.1
1,800,000	Tobacco Securitization Authority of Southern California/CA, 5.125%, 06/01/46	1,318,518	0.1
9,300,000	University of California, 6.270%, 05/15/31	10,437,855	0.3
600,000	University of California, 6.398%, 05/15/31	700,032	0.0
800,000	University of California, 6.548%, 05/15/48	982,528	0.0
		80,899,095	2.5
	Connecticut: 0.3%
8,700,000	State of Connecticut, 5.850%, 03/15/32	10,546,923	0.3

	Illinois: 0.3%
500,000	Chicago Transit Authority, 6.300%, 12/01/21	552,170	0.0
200,000	Chicago Transit Authority, 6.300%, 12/01/21	220,868	0.0
4,300,000	Chicago Transit Authority, 6.899%, 12/01/40	5,165,719	0.2
2,500,000	Chicago Transit Authority, 6.899%, 12/01/40	3,003,325	0.1
570,000	City of Chicago IL, 5.000%, 01/01/35	580,391	0.0
		9,522,473	0.3
	Nebraska: 0.1%
1,500,000	Public Power Generation Agency, 7.242%, 01/01/41	1,698,585	0.1

	Nevada: 0.1%
2,300,000	County of Clark NV, 6.820%, 07/01/45	3,025,443	0.1

	New Jersey: 0.5%
8,100,000	New Jersey Economic Development Authority, 1.474%, 06/15/13	8,131,509	0.3
2,945,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,048,138	0.1
4,200,000	New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/36	4,645,158	0.1
		16,824,805	0.5
	New York: 0.5%
1,000,000	New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,083,930	0.1
5,900,000	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	7,457,836	0.2
5,900,000	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	6,672,841	0.2
870,000	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	875,107	0.0
		16,089,714	0.5
	Pennsylvania: 0.2%
2,700,000	Pennsylvania Economic Development Financing Authority, 6.532%, 06/15/39	3,078,135	0.1
4,000,000	University of Pittsburgh, 5.000%, 09/15/28	4,632,240	0.1
		7,710,375	0.2
	Texas: 0.1%
1,300,000	Texas State Transportation Commission, 5.178%, 04/01/30	1,517,152	0.1

	Washington: 0.0%
1,560,000	State of Washington, 12/01/20	1,255,660	0.0

	Total Municipal Bonds
	(Cost $135,122,746)	156,012,103	4.8

ASSET-BACKED SECURITIES: 2.9%
	Home Equity Asset-Backed Securities: 0.2%
4,700,000	Bear Stearns Asset Backed Securities Trust, 0.442%, 12/25/36	3,137,946	0.1
5,700,000	Bear Stearns Asset Backed Securities Trust, 0.492%, 04/25/37	1,910,959	0.1
152,234	MASTR Asset-Backed Securities Trust, 0.292%, 11/25/36	50,532	0.0
279,774	New Century Home Equity Loan Trust, 0.502%, 06/25/35	270,752	0.0
166,334	Renaissance Home Equity Loan Trust, 0.682%, 08/25/33	138,086	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Home Equity Asset-Backed Securities (continued)
97,940			Securitized Asset Backed Receivables LLC Trust, 0.322%, 11/25/36	$21,042	0.0
				5,529,317	0.2
			Other Asset-Backed Securities: 2.7%
102,343			Bear Stearns Asset Backed Securities Trust, 0.322%, 10/25/36	94,745	0.0
3,795,507			Bear Stearns Asset Backed Securities Trust, 3.025%, 10/25/36	2,614,747	0.1
18,076			Credit-Based Asset Servicing and Securitization LLC, 0.302%, 11/25/36	6,920	0.0
198,180			GSAMP Trust, 0.312%, 12/25/36	130,076	0.0
13,800,000		#	Halcyon Structured Asset Management Long/Short CLO Ltd., 0.752%, 08/07/21	13,441,366	0.4
16,833,276		#	Pacifica CDO Ltd., 0.819%, 01/26/20	16,104,378	0.5
352,914			Securitized Asset Backed Receivables LLC Trust, 0.302%, 12/25/36	80,414	0.0
14,596,180			Small Business Administration, 5.160%, 02/01/28	16,425,695	0.5
1,393,399			Small Business Administration, 5.290%, 12/01/27	1,561,269	0.0
11,656,218			Small Business Administration, 5.471%, 03/10/18	12,775,263	0.4
8,726,080			Small Business Administration, 5.490%, 03/01/28	9,872,390	0.3
9,142,048			Small Business Administration, 5.902%, 02/10/18	10,134,794	0.3
6,173,469			Soundview Home Equity Loan Trust, 0.382%, 12/25/36	5,457,297	0.2
416,724			Specialty Underwriting & Residential Finance, 0.302%, 01/25/38	376,835	0.0
				89,076,189	2.7
			Total Asset-Backed Securities
			(Cost $90,396,926)	94,605,506	2.9

U.S. TREASURY OBLIGATIONS: 30.4%
			Treasury Inflation Indexed Protected Securities: 7.3%
2,900,000		L	0.125%, due 01/15/22	2,973,663	0.1
	1,000,000		0.625%, due 07/15/21	1,088,177	0.0
	4,300,000		1.125%, due 01/15/21	5,015,952	0.2
	4,000,000		1.250%, due 07/15/20	4,748,487	0.1
	56,800,000		1.750%, due 01/15/28	73,380,855	2.3
	19,500,000		2.000%, due 01/15/26	27,304,365	0.8
	2,600,000		2.125%, due 02/15/40	3,582,950	0.1
	9,900,000		2.375%, due 01/15/25	15,147,740	0.5
	53,600,000		2.375%, due 01/15/27	77,329,853	2.4
	12,400,000		2.500%, due 01/15/29	17,288,371	0.5
	3,600,000		3.625%, due 04/15/28	7,447,453	0.2
	1,500,000		3.875%, due 04/15/29	3,187,936	0.1
				238,495,802	7.3
			U.S. Treasury Bonds: 0.3%
	600,000		2.750%, due 02/15/19	646,172	0.0
	600,000		3.125%, due 05/15/19	660,468	0.0
	7,000,000		3.375%, due 11/15/19	7,812,658	0.3
	900,000		3.625%, due 08/15/19	1,021,078	0.0
				10,140,376	0.3
			U.S. Treasury Notes: 22.8%
	121,100,000	L	0.875%, due 02/28/17	120,239,100	3.7
	34,600,000		0.875%, due 12/31/16	34,418,903	1.1
	41,900,000		1.000%, due 03/31/17	41,808,365	1.3
	43,000,000		1.375%, due 11/30/18	42,583,459	1.3
	10,100,000		1.375%, due 12/31/18	9,991,112	0.3
	257,700,000		1.500%, due 08/31/18	258,304,049	8.0
	3,700,000		2.000%, due 11/15/21	3,641,322	0.1
	39,000,000		0.250%, due 02/28/14	38,945,166	1.2
	108,800,000		0.250%, due 02/15/15	108,035,027	3.3
	82,800,000		0.875%, due 01/31/17	82,295,417	2.5
				740,261,920	22.8
			Total U.S. Treasury Obligations
			(Cost $983,099,547)	988,898,098	30.4

FOREIGN GOVERNMENT BONDS: 4.5%
EUR	1,100,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17	1,537,351	0.1
BRL	65,302,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	35,739,578	1.1
BRL	447,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	236,701	0.0
	400,000		Canada Government International Bond, 0.875%, 02/14/17	395,525	0.0
CAD	800,000	#	Canada Housing Trust No 1, 2.650%, 03/15/22	802,414	0.0
CAD	800,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	855,413	0.0
CAD	1,300,000	#	Canada Housing Trust No 1, 3.750%, 03/15/20	1,430,567	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
CAD	900,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	$994,642	0.0
	2,400,000	#	Export-Import Bank of China, 4.875%, 07/21/15	2,622,862	0.1
	2,000,000		Federative Republic of Brazil, 12.500%, 01/05/22	1,454,754	0.1
EUR	1,879,830		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	2,182,267	0.1
	1,100,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	1,162,964	0.0
MXN	26,700,000		Mexican Bonos, 6.000%, 06/18/15	2,149,361	0.1
	750,000		Panama Government International Bond, 8.875%, 09/30/27	1,153,125	0.0
CAD	200,000		Province of British Columbia Canada, 3.250%, 12/18/21	204,967	0.0
CAD	200,000		Province of British Columbia Canada, 4.300%, 06/18/42	228,834	0.0
	600,000		Province of Ontario Canada, 1.875%, 09/15/15	617,105	0.0
CAD	16,000,000		Province of Ontario Canada, 3.150%, 06/02/22	16,075,874	0.5
	1,300,000		Province of Ontario Canada, 3.000%, 07/16/18	1,377,641	0.0
CAD	600,000		Province of Ontario Canada, 4.200%, 03/08/18	662,686	0.0
CAD	12,600,000		Province of Ontario Canada, 4.200%, 06/02/20	13,854,252	0.4
CAD	3,300,000		Province of Ontario Canada, 4.300%, 03/08/17	3,644,474	0.1
CAD	4,200,000		Province of Ontario Canada, 4.400%, 06/02/19	4,686,003	0.2
CAD	10,300,000		Province of Ontario Canada, 4.000%, 06/02/21	11,141,699	0.4
CAD	2,000,000		Province of Ontario Canada, 4.600%, 06/02/39	2,341,932	0.1
CAD	1,200,000		Province of Ontario Canada, 5.500%, 06/02/18	1,413,123	0.1
CAD	7,200,000		Province of Ontario Canada, 6.500%, 03/08/29	10,005,650	0.3
CAD	200,000		Province of Quebec, 4.500%, 12/01/16	221,904	0.0
CAD	17,000,000		Province of Quebec Canada, 3.500%, 12/01/22	17,475,513	0.5
	1,000,000		Province of Quebec Canada, 3.500%, 07/29/20	1,076,375	0.0
CAD	700,000		Province of Quebec Canada, 4.500%, 12/01/20	783,850	0.0
CAD	1,000,000		Quebec Province, 4.500%, 12/01/18	1,120,287	0.0
	2,200,000	#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	2,205,225	0.1
RUB	500,000		Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	521,250	0.0
	4,000,000	#	Societe Financement de l’Economie Francaise, 0.669%, 07/16/12	4,007,240	0.1
	180,000		South Africa Government International Bond, 6.500%, 06/02/14	200,250	0.0
	800,000	#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	828,000	0.0
			Total Foreign Government Bonds
			(Cost $138,951,740)	147,411,658	4.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.2%
			: 0.3%
	10,000,000		3.500%, due 09/25/41	10,271,875	0.3

			Federal Home Loan Mortgage Corporation: 3.9%##
	1,804,749		1.562%, due 07/25/44	1,836,226	0.1
	631,377		6.500%, due 02/25/43	709,533	0.0
	43,010		0.592%, due 12/15/29	43,116	0.0
	13,100,000		1.000%, due 03/08/17	12,927,565	0.4
	1,200,000		1.250%, due 05/12/17	1,199,267	0.1
	932,602		1.355%, due 10/25/44	932,920	0.0
	1,000,000		2.000%, due 08/25/16	1,040,250	0.0
	291,035		2.095%, due 09/01/35	307,634	0.0
	27,581		2.355%, due 06/01/24	29,159	0.0
	2,700,000		2.375%, due 01/13/22	2,655,131	0.1
	44,966		2.375%, due 11/01/31	47,491	0.0
	3,808,202		2.478%, due 06/01/35	4,034,163	0.1
	700,000		2.500%, due 05/27/16	743,949	0.0
	1,009,782		2.604%, due 01/01/29	1,076,073	0.1
	83,312		3.500%, due 07/15/32	86,502	0.0
	162,182		4.500%, due 06/01/39	172,119	0.0
	795,674		4.500%, due 10/01/39	844,425	0.0
	20,747,101		4.500%, due 05/01/40	22,018,279	0.7
	201,012		4.500%, due 09/01/40	213,329	0.0
	90,832		4.500%, due 03/01/41	96,397	0.0
	5,230,975		4.500%, due 09/01/41	5,551,477	0.2
	1,556,160		4.500%, due 09/01/41	1,651,506	0.1
	498,644		5.180%, due 03/01/35	535,636	0.0
	39,628		5.500%, due 02/01/14	43,108	0.0
	500,000		5.500%, due 08/23/17	609,211	0.0
	74,610		5.500%, due 01/01/19	81,162	0.0
	593,167		5.500%, due 09/01/19	644,137	0.0
	94,750		5.500%, due 11/01/21	103,070	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal Home Loan Mortgage Corporation (continued)
379,323		5.500%, due 03/01/23	$412,630	0.0
121,260		5.500%, due 03/01/34	133,730	0.0
128,594		5.500%, due 12/01/36	140,187	0.0
813,621		5.500%, due 03/01/37	886,970	0.0
1,066,849		5.500%, due 05/01/37	1,161,360	0.1
765,219		5.500%, due 09/01/37	833,009	0.0
120,839		5.500%, due 09/01/37	131,733	0.0
189,885		5.500%, due 10/01/37	206,707	0.0
821,074		5.500%, due 11/01/37	893,812	0.0
772,416		5.500%, due 12/01/37	840,844	0.0
1,308,314		5.500%, due 01/01/38	1,424,216	0.1
98,693		5.500%, due 01/01/38	109,039	0.0
2,399,256		5.500%, due 02/01/38	2,611,804	0.1
884,283		5.500%, due 03/01/38	962,621	0.0
125,826		5.500%, due 04/01/38	136,973	0.0
163,633		5.500%, due 05/01/38	178,078	0.0
711,249		5.500%, due 05/01/38	774,036	0.0
669,186		5.500%, due 05/01/38	732,233	0.0
121,521		5.500%, due 05/01/38	132,462	0.0
704,759		5.500%, due 06/01/38	766,973	0.0
3,195,968		5.500%, due 06/01/38	3,478,096	0.1
657,379		5.500%, due 06/01/38	715,410	0.0
466,047		5.500%, due 06/01/38	507,187	0.0
752,770		5.500%, due 07/01/38	819,222	0.0
3,794,501		5.500%, due 07/01/38	4,130,651	0.1
795,392		5.500%, due 08/01/38	865,606	0.0
110,695		5.500%, due 08/01/38	120,466	0.0
757,540		5.500%, due 09/01/38	824,413	0.0
900,859		5.500%, due 09/01/38	980,384	0.0
817,971		5.500%, due 10/01/38	890,434	0.0
817,465		5.500%, due 10/01/38	889,628	0.0
111,019		5.500%, due 11/01/38	120,819	0.0
1,425,921		5.500%, due 11/01/38	1,551,796	0.1
150,547		5.500%, due 12/01/38	164,504	0.0
599,342		5.500%, due 01/01/39	652,250	0.0
1,589,899		5.500%, due 03/01/39	1,730,249	0.1
578,450		5.500%, due 07/01/39	629,694	0.0
121,844		5.500%, due 12/01/39	132,638	0.0
2,220,005		5.500%, due 03/01/40	2,416,673	0.1
734,368		5.500%, due 08/01/40	799,425	0.0
327,866		5.500%, due 08/01/40	356,809	0.0
1,648,732		5.500%, due 08/01/40	1,794,792	0.1
429,711		6.000%, due 01/01/22	474,042	0.0
544,464		6.000%, due 03/01/22	600,634	0.0
1,271,689		6.000%, due 10/01/22	1,402,883	0.1
4,729,777		6.000%, due 09/01/27	5,228,072	0.2
71,016		6.000%, due 05/01/35	79,441	0.0
1,000,000	W	6.000%, due 05/01/37	1,100,469	0.1
4,166,651		6.000%, due 12/01/37	4,601,062	0.2
319,469		6.000%, due 12/01/37	352,777	0.0
5,039,894		6.000%, due 01/01/38	5,565,349	0.2
5,984,169		6.000%, due 01/01/38	6,608,072	0.2
612,966		6.000%, due 02/01/38	676,873	0.0
192,434		6.000%, due 08/01/39	212,257	0.0
22,411		6.000%, due 09/01/39	24,720	0.0
27,676		6.500%, due 07/01/19	30,974	0.0
37,825		8.250%, due 08/15/21	43,811	0.0
1,000,000		4.875%, due 06/13/18	1,193,897	0.1
			126,468,731	3.9
		Federal National Mortgage Association: 43.0%##
10,200,000		0.375%, due 03/16/15	10,131,048	0.3
15,200,000		0.442%, due 10/27/37	15,114,857	0.5
83,820		0.742%, due 03/25/17	84,447	0.0
3,700,000		1.125%, due 04/27/17	3,665,954	0.1
180,549		1.142%, due 04/25/32	184,120	0.0
17,700,000		1.250%, due 01/30/17	17,755,348	0.6
154,940		1.369%, due 08/01/42	156,083	0.0
105,616		1.369%, due 08/01/42	106,353	0.0
154,839		1.369%, due 10/01/44	155,883	0.0
100,000		1.375%, due 11/15/16	101,251	0.0
1,195,690		1.943%, due 08/01/35	1,241,621	0.1
1,190,062		2.300%, due 10/01/35	1,257,695	0.1
1,059,402		2.417%, due 10/01/35	1,129,683	0.1
1,568,213		2.457%, due 10/01/35	1,673,609	0.1
3,157,154		2.496%, due 11/01/34	3,367,051	0.1
966,748		2.560%, due 09/01/34	1,032,819	0.1
664,043		2.565%, due 02/01/34	707,625	0.0
31,000,000	W	3.000%, due 10/25/26	32,017,186	1.0
27,000,000	W	3.000%, due 12/25/26	27,957,655	0.9
47,628		3.324%, due 05/01/36	48,919	0.0
298,349		3.330%, due 11/01/21	318,766	0.0
132,000,000	W	3.500%, due 12/25/25	138,476,250	4.3
125,000,000	W	3.500%, due 12/25/40	128,027,344	4.0
99,910		4.000%, due 12/01/13	105,406	0.0
70,560		4.000%, due 04/01/14	74,704	0.0
15,460		4.000%, due 01/01/15	16,395	0.0
397,149		4.000%, due 03/01/15	421,156	0.0
33,182		4.000%, due 07/01/18	35,426	0.0
4,276		4.000%, due 07/01/18	4,565	0.0
14,734		4.000%, due 06/01/19	15,749	0.0
261,726		4.000%, due 04/01/23	277,547	0.0
159,102		4.000%, due 04/01/24	168,720	0.0
550,375		4.000%, due 04/01/24	583,645	0.0
15,890		4.000%, due 05/01/24	16,850	0.0
907,038		4.000%, due 05/01/24	961,868	0.0
18,416		4.000%, due 06/01/24	19,530	0.0
116,292		4.000%, due 07/01/24	123,322	0.0
26,261		4.000%, due 07/01/24	27,849	0.0
6,473,152		4.000%, due 08/01/24	6,864,453	0.2
935,915		4.000%, due 08/01/24	992,491	0.1
132,933		4.000%, due 02/01/25	140,969	0.0
147,301		4.000%, due 05/01/25	156,206	0.0
25,832		4.000%, due 05/01/25	27,394	0.0
21,907		4.000%, due 06/01/25	23,231	0.0
701,277		4.000%, due 06/01/25	743,669	0.0
784,409		4.000%, due 06/01/25	831,826	0.0
124,751		4.000%, due 07/01/25	132,292	0.0
161,870		4.000%, due 07/01/25	171,655	0.0
905,468		4.000%, due 08/01/25	960,203	0.0
19,834		4.000%, due 08/01/25	21,033	0.0
40,689		4.000%, due 08/01/25	43,149	0.0
432,269		4.000%, due 08/01/25	458,400	0.0
18,894		4.000%, due 09/01/25	20,036	0.0
825,345		4.000%, due 09/01/25	875,237	0.0
5,304		4.000%, due 01/01/26	5,625	0.0
662,722		4.000%, due 01/01/26	702,784	0.0
31,054		4.000%, due 01/01/26	32,931	0.0
75,245		4.000%, due 02/01/26	79,958	0.0
28,089		4.000%, due 04/01/26	29,849	0.0
102,930		4.000%, due 04/01/26	109,377	0.0
834,827		4.000%, due 04/01/26	887,118	0.0
56,892		4.000%, due 05/01/26	60,455	0.0
97,155		4.000%, due 06/01/26	103,240	0.0
772,504		4.000%, due 06/01/26	820,892	0.0
223,197		4.000%, due 06/01/26	237,178	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
713,649		4.000%, due 08/01/26	$758,350	0.0
3,000,000	W	4.000%, due 02/25/39	3,139,688	0.1
33,000,000	W	4.000%, due 04/25/39	34,608,750	1.1
437,362		4.000%, due 12/01/40	458,994	0.0
307,374		4.000%, due 12/01/41	322,721	0.0
47,925		4.500%, due 07/01/17	51,344	0.0
63,717		4.500%, due 06/01/18	68,263	0.0
224,726		4.500%, due 06/01/18	240,759	0.0
29,174		4.500%, due 04/01/23	31,271	0.0
164,895		4.500%, due 05/01/23	176,690	0.0
422,824		4.500%, due 05/01/23	457,461	0.0
285,626		4.500%, due 02/01/24	305,971	0.0
17,738		4.500%, due 03/01/24	19,001	0.0
327,204		4.500%, due 04/01/24	350,512	0.0
134,409		4.500%, due 04/01/24	144,068	0.0
40,000,000	W	4.500%, due 04/25/24	42,825,000	1.3
4,792,907		4.500%, due 05/01/24	5,137,306	0.2
102,195		4.500%, due 05/01/24	109,475	0.0
279,637		4.500%, due 06/01/24	299,556	0.0
324,979		4.500%, due 08/01/24	348,127	0.0
40,166		4.500%, due 09/01/24	43,027	0.0
270,212		4.500%, due 03/01/25	289,460	0.0
178,295		4.500%, due 04/01/25	190,995	0.0
49,116		4.500%, due 04/01/25	52,615	0.0
125,291		4.500%, due 04/01/25	134,216	0.0
18,922		4.500%, due 06/01/25	20,270	0.0
23,446		4.500%, due 07/01/25	25,131	0.0
543,809		4.500%, due 01/01/26	582,885	0.0
1,301,048		4.500%, due 03/01/26	1,398,602	0.1
315,494		4.500%, due 07/01/26	337,967	0.0
9,646,741		4.500%, due 04/01/29	10,280,004	0.3
1,732,308		4.500%, due 06/01/29	1,846,026	0.1
135,534		4.500%, due 06/01/29	144,432	0.0
1,133,995		4.500%, due 07/01/29	1,208,436	0.1
22,935		4.500%, due 10/01/29	24,440	0.0
542,654		4.500%, due 05/01/31	577,938	0.0
122,044		4.500%, due 02/01/33	130,132	0.0
549,568		4.500%, due 10/01/33	585,988	0.0
235,758		4.500%, due 01/01/34	251,381	0.0
75,418		4.500%, due 07/01/34	80,357	0.0
261,262		4.500%, due 09/01/35	278,290	0.0
548,095		4.500%, due 11/01/35	583,989	0.0
1,603,956		4.500%, due 02/01/36	1,710,250	0.1
9,085,590		4.500%, due 06/01/36	9,676,337	0.3
45,765		4.500%, due 02/01/38	48,705	0.0
19,496		4.500%, due 04/01/38	20,755	0.0
1,000,000	W	4.500%, due 05/01/38	1,059,219	0.1
112,397		4.500%, due 11/01/38	119,617	0.0
31,206		4.500%, due 02/01/39	33,210	0.0
481,213		4.500%, due 02/01/39	512,126	0.0
181,203		4.500%, due 03/01/39	192,843	0.0
605,937		4.500%, due 03/01/39	644,862	0.0
354,292		4.500%, due 04/01/39	377,051	0.0
288,000,000	W	4.500%, due 04/25/39	306,405,014	9.4
135,680		4.500%, due 05/01/39	145,456	0.0
17,851		4.500%, due 05/01/39	18,998	0.0
2,432,763		4.500%, due 05/01/39	2,589,041	0.1
223,339		4.500%, due 06/01/39	237,686	0.0
285,997		4.500%, due 07/01/39	304,369	0.0
3,180,993		4.500%, due 07/01/39	3,385,337	0.1
561,064		4.500%, due 08/01/39	597,106	0.0
1,348,159		4.500%, due 08/01/39	1,434,763	0.1
50,246		4.500%, due 08/01/39	53,474	0.0
425,901		4.500%, due 08/01/39	453,261	0.0
723,316		4.500%, due 08/01/39	769,781	0.0
3,188,673		4.500%, due 09/01/39	3,393,510	0.1
1,903,658		4.500%, due 09/01/39	2,025,947	0.1
176,581		4.500%, due 09/01/39	187,924	0.0
1,464,762		4.500%, due 10/01/39	1,558,856	0.1
7,118,238		4.500%, due 11/01/39	7,575,506	0.3
9,389,585		4.500%, due 12/01/39	9,992,762	0.3
814,382		4.500%, due 01/01/40	866,697	0.0
381,630		4.500%, due 01/01/40	406,146	0.0
769,580		4.500%, due 01/01/40	819,017	0.0
319,062		4.500%, due 02/01/40	339,558	0.0
2,033,980		4.500%, due 02/01/40	2,164,640	0.1
2,608,180		4.500%, due 02/01/40	2,778,987	0.1
889,323		4.500%, due 02/01/40	947,564	0.0
90,755		4.500%, due 02/01/40	96,585	0.0
36,084		4.500%, due 03/01/40	38,447	0.0
45,183		4.500%, due 06/01/40	48,142	0.0
531,502		4.500%, due 06/01/40	566,310	0.0
81,567		4.500%, due 07/01/40	86,909	0.0
90,333		4.500%, due 07/01/40	96,249	0.0
1,628,396		4.500%, due 07/01/40	1,735,038	0.1
879,472		4.500%, due 07/01/40	937,068	0.0
84,522		4.500%, due 07/01/40	90,058	0.0
810,985		4.500%, due 07/01/40	864,096	0.0
211,071		4.500%, due 08/01/40	224,682	0.0
226,829		4.500%, due 08/01/40	241,684	0.0
298,250		4.500%, due 08/01/40	317,782	0.0
262,402		4.500%, due 08/01/40	279,586	0.0
248,405		4.500%, due 08/01/40	264,673	0.0
400,793		4.500%, due 08/01/40	427,040	0.0
118,478		4.500%, due 08/01/40	126,237	0.0
310,005		4.500%, due 09/01/40	330,307	0.0
93,038		4.500%, due 09/01/40	99,015	0.0
117,754		4.500%, due 09/01/40	125,466	0.0
215,923		4.500%, due 09/01/40	230,063	0.0
22,141		4.500%, due 09/01/40	23,591	0.0
32,569,720		4.500%, due 09/01/40	34,702,677	1.1
275,733		4.500%, due 09/01/40	293,790	0.0
2,386,462		4.500%, due 09/01/40	2,542,749	0.1
787,791		4.500%, due 10/01/40	839,382	0.0
542,201		4.500%, due 10/01/40	577,709	0.0
49,024		4.500%, due 10/01/40	52,234	0.0
43,432		4.500%, due 11/01/40	46,276	0.0
619,179		4.500%, due 11/01/40	659,728	0.0
29,112		4.500%, due 11/01/40	31,019	0.0
108,784		4.500%, due 12/01/40	115,908	0.0
373,843		4.500%, due 12/01/40	398,325	0.0
28,711		4.500%, due 12/01/40	30,592	0.0
918,899		4.500%, due 12/01/40	979,077	0.1
364,383		4.500%, due 12/01/40	388,246	0.0
268,491		4.500%, due 12/01/40	286,074	0.0
602,630		4.500%, due 01/01/41	641,342	0.0
312,262		4.500%, due 02/01/41	333,297	0.0
320,034		4.500%, due 02/01/41	341,593	0.0
86,918		4.500%, due 02/01/41	92,501	0.0
584,725		4.500%, due 02/01/41	623,018	0.0
778,480		4.500%, due 02/01/41	829,461	0.0
73,930		4.500%, due 02/01/41	78,911	0.0
663,690		4.500%, due 02/01/41	707,154	0.0
498,893		4.500%, due 02/01/41	531,565	0.0
283,788		4.500%, due 02/01/41	302,373	0.0
1,571,954		4.500%, due 03/01/41	1,674,899	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
626,967		4.500%, due 03/01/41	$669,202	0.0
26,408		4.500%, due 03/01/41	28,186	0.0
1,578,381		4.500%, due 03/01/41	1,684,707	0.1
798,744		4.500%, due 03/01/41	851,053	0.0
279,995		4.500%, due 03/01/41	298,856	0.0
2,070,285		4.500%, due 03/01/41	2,209,747	0.1
1,482,797		4.500%, due 04/01/41	1,582,684	0.1
4,646,095		4.500%, due 04/01/41	4,959,074	0.2
395,775		4.500%, due 04/01/41	422,436	0.0
116,049		4.500%, due 04/01/41	125,064	0.0
2,544,183		4.500%, due 04/01/41	2,715,569	0.1
30,442		4.500%, due 04/01/41	32,493	0.0
1,731,866		4.500%, due 04/01/41	1,848,532	0.1
209,491		4.500%, due 04/01/41	223,603	0.0
81,088		4.500%, due 04/01/41	86,551	0.0
289,116		4.500%, due 04/01/41	308,592	0.0
9,100,426		4.500%, due 05/01/41	9,713,466	0.3
278,237		4.500%, due 05/01/41	296,980	0.0
31,638		4.500%, due 05/01/41	33,770	0.0
425,447		4.500%, due 05/01/41	454,107	0.0
14,347,341		4.500%, due 05/01/41	15,286,934	0.5
295,852		4.500%, due 05/01/41	315,781	0.0
374,849		4.500%, due 05/01/41	400,101	0.0
3,572,189		4.500%, due 05/01/41	3,812,826	0.1
1,893,688		4.500%, due 05/01/41	2,021,254	0.1
2,323,797		4.500%, due 05/01/41	2,480,337	0.1
3,231,509		4.500%, due 05/01/41	3,449,196	0.1
2,768,399		4.500%, due 06/01/41	2,954,889	0.1
559,996		4.500%, due 06/01/41	597,719	0.0
99,662		4.500%, due 06/01/41	106,376	0.0
114,542		4.500%, due 06/01/41	122,258	0.0
11,524,001		4.500%, due 06/01/41	12,300,303	0.4
2,953,224		4.500%, due 06/01/41	3,152,164	0.1
1,634,379		4.500%, due 06/01/41	1,744,477	0.1
828,538		4.500%, due 07/01/41	884,351	0.0
379,306		4.500%, due 07/01/41	404,857	0.0
930,272		4.500%, due 07/01/41	992,939	0.1
498,807		4.500%, due 07/01/41	532,408	0.0
388,915		4.500%, due 07/01/41	415,114	0.0
149,704		4.500%, due 07/01/41	159,789	0.0
377,193		4.500%, due 08/01/41	402,602	0.0
1,271,335		4.500%, due 08/01/41	1,359,651	0.1
1,432,161		4.500%, due 08/01/41	1,528,637	0.1
177,386		4.500%, due 08/01/41	189,335	0.0
423,989		4.500%, due 08/01/41	452,551	0.0
489,241		4.500%, due 08/01/41	522,198	0.0
136,216		4.500%, due 09/01/41	145,392	0.0
414,480		4.500%, due 10/01/41	442,401	0.0
57,500		4.500%, due 11/01/41	61,373	0.0
5,947,145		4.500%, due 12/01/41	6,347,768	0.2
572,986		4.500%, due 01/01/42	610,331	0.0
224,026		4.500%, due 01/01/42	239,118	0.0
410,132		4.517%, due 12/01/36	432,026	0.0
700,000		5.000%, due 02/13/17	824,744	0.0
400,000		5.000%, due 05/11/17	473,606	0.0
721,139		5.000%, due 02/01/34	780,920	0.0
1,494,131		5.000%, due 03/01/34	1,617,992	0.1
3,966,723		5.000%, due 03/01/35	4,293,698	0.2
26,436,573		5.000%, due 06/01/35	28,590,939	0.9
14,117,975		5.000%, due 07/01/35	15,288,329	0.5
927,822		5.000%, due 08/01/35	1,003,432	0.1
64,552		5.000%, due 09/01/35	69,903	0.0
130,362		5.000%, due 11/01/36	140,945	0.0
4,000,000	W	5.000%, due 05/01/37	4,314,376	0.2
100,000		5.250%, due 09/15/16	118,545	0.0
537,697		5.500%, due 06/01/23	591,740	0.0
865,292		5.500%, due 02/01/24	952,262	0.0
6,000,000	W	5.500%, due 04/25/24	6,535,314	0.2
42,240		5.500%, due 01/01/32	46,426	0.0
227,514		5.500%, due 10/01/33	250,061	0.0
222,001		5.500%, due 10/01/33	244,002	0.0
86,245		5.500%, due 11/01/33	94,792	0.0
131,256		5.500%, due 11/01/33	144,264	0.0
149,511		5.500%, due 11/01/33	164,327	0.0
7,525		5.500%, due 11/01/33	8,270	0.0
2,062,456		5.500%, due 12/01/33	2,266,851	0.1
280,819		5.500%, due 12/01/33	308,648	0.0
11,584		5.500%, due 12/01/33	12,732	0.0
1,097,502		5.500%, due 12/01/33	1,206,268	0.1
203,946		5.500%, due 12/01/33	224,158	0.0
146,094		5.500%, due 12/01/33	160,572	0.0
261,368		5.500%, due 01/01/34	286,821	0.0
100,096		5.500%, due 01/01/34	109,844	0.0
217,327		5.500%, due 01/01/34	238,865	0.0
314,817		5.500%, due 11/01/34	346,016	0.0
550,097		5.500%, due 11/01/34	603,667	0.0
193,055		5.500%, due 01/01/35	212,188	0.0
70,865		5.500%, due 01/01/35	77,766	0.0
94,415		5.500%, due 02/01/35	103,359	0.0
16,097,019		5.500%, due 02/01/35	17,664,611	0.6
369,136		5.500%, due 03/01/35	405,719	0.0
13,518		5.500%, due 02/01/36	14,803	0.0
286,440		5.500%, due 04/01/36	312,858	0.0
104,687		5.500%, due 05/01/36	114,124	0.0
269,646		5.500%, due 05/01/36	294,514	0.0
10,662,032		5.500%, due 07/01/36	11,700,344	0.4
527,447		5.500%, due 09/01/36	579,719	0.0
127,464		5.500%, due 11/01/36	139,220	0.0
87,346		5.500%, due 11/01/36	95,401	0.0
67,477		5.500%, due 12/01/36	73,701	0.0
200,528		5.500%, due 12/01/36	219,022	0.0
115,930		5.500%, due 12/01/36	126,622	0.0
173,397		5.500%, due 01/01/37	189,389	0.0
1,151,882		5.500%, due 01/01/37	1,256,317	0.1
685,182		5.500%, due 01/01/37	748,375	0.0
147,071		5.500%, due 04/01/37	160,405	0.0
14,000,000	W	5.500%, due 05/01/37	15,231,565	0.5
263,830		5.500%, due 07/01/37	287,750	0.0
71,123		5.500%, due 07/01/37	77,572	0.0
133,783		5.500%, due 08/01/37	145,913	0.0
3,827,443		5.500%, due 03/01/38	4,206,754	0.1
116,894		5.500%, due 06/01/38	127,675	0.0
71,397		5.500%, due 09/01/39	77,981	0.0
34,000,000	W	5.500%, due 04/13/40	37,049,382	1.2
213,101		5.500%, due 05/01/40	233,420	0.0
268,932		5.500%, due 06/01/40	294,576	0.0
191,868		6.000%, due 09/01/21	212,998	0.0
1,547,507		6.000%, due 06/01/22	1,706,087	0.1
160,444		6.000%, due 09/01/22	176,886	0.0
169,189		6.000%, due 10/01/22	186,527	0.0
340,899		6.000%, due 01/01/23	375,833	0.0
7,543		6.000%, due 03/01/24	8,360	0.0
4,036,121		6.000%, due 12/01/26	4,457,290	0.2
3,695,391		6.000%, due 08/01/27	4,079,850	0.1
4,276,014		6.000%, due 09/01/27	4,720,880	0.2
4,491,094		6.000%, due 10/01/27	4,958,336	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Federal National Mortgage Association (continued)
8,749,193	6.000%, due 11/01/27	$9,659,436	0.3
564,521	6.000%, due 11/01/28	627,221	0.0
3,212	6.000%, due 04/01/31	3,588	0.0
3,176	6.000%, due 01/01/32	3,549	0.0
7,468	6.000%, due 11/01/32	8,344	0.0
484,030	6.000%, due 01/01/33	535,826	0.0
32,981	6.000%, due 09/01/33	36,850	0.0
8,560	6.000%, due 01/01/34	9,565	0.0
9,274	6.000%, due 02/01/34	10,362	0.0
109,312	6.000%, due 05/01/35	121,043	0.0
70,403	6.000%, due 07/01/35	77,959	0.0
75,938	6.000%, due 07/01/35	84,088	0.0
5,488	6.000%, due 10/01/35	6,077	0.0
3,540,553	6.000%, due 12/01/35	3,920,520	0.1
647,903	6.000%, due 12/01/35	717,435	0.0
16,041	6.000%, due 02/01/36	17,723	0.0
669,518	6.000%, due 02/01/36	739,696	0.0
13,970	6.000%, due 02/01/36	15,434	0.0
578,637	6.000%, due 03/01/36	639,289	0.0
297,641	6.000%, due 04/01/36	328,840	0.0
190,162	6.000%, due 05/01/36	210,094	0.0
277,652	6.000%, due 05/01/36	306,755	0.0
425,331	6.000%, due 06/01/36	469,914	0.0
64,598	6.000%, due 07/01/36	71,369	0.0
1,249,840	6.000%, due 07/01/36	1,383,971	0.1
169,023	6.000%, due 07/01/36	186,739	0.0
14,481	6.000%, due 07/01/36	15,999	0.0
126,852	6.000%, due 07/01/36	140,148	0.0
6,532,692	6.000%, due 08/01/36	7,217,440	0.2
532,808	6.000%, due 08/01/36	588,657	0.0
153,418	6.000%, due 08/01/36	169,499	0.0
55,470	6.000%, due 08/01/36	61,284	0.0
462,482	6.000%, due 08/01/36	510,959	0.0
49,870	6.000%, due 08/01/36	55,098	0.0
51,700	6.000%, due 09/01/36	57,119	0.0
128,521	6.000%, due 09/01/36	141,992	0.0
88,801	6.000%, due 09/01/36	99,289	0.0
108,556	6.000%, due 09/01/36	119,935	0.0
274,456	6.000%, due 09/01/36	303,224	0.0
295,826	6.000%, due 09/01/36	326,834	0.0
261,085	6.000%, due 09/01/36	288,452	0.0
20,800	6.000%, due 09/01/36	22,980	0.0
232,118	6.000%, due 09/01/36	259,532	0.0
38,644	6.000%, due 09/01/36	42,694	0.0
872,868	6.000%, due 10/01/36	964,361	0.1
254,277	6.000%, due 10/01/36	280,930	0.0
35,820	6.000%, due 10/01/36	39,575	0.0
180,188	6.000%, due 10/01/36	199,075	0.0
16,707	6.000%, due 10/01/36	18,459	0.0
1,703,708	6.000%, due 10/01/36	1,882,289	0.1
132,566	6.000%, due 10/01/36	146,461	0.0
152,862	6.000%, due 10/01/36	168,884	0.0
11,314	6.000%, due 10/01/36	12,500	0.0
78,180	6.000%, due 10/01/36	86,375	0.0
82,997	6.000%, due 10/01/36	91,697	0.0
238,397	6.000%, due 10/01/36	263,385	0.0
9,664	6.000%, due 11/01/36	10,747	0.0
200,240	6.000%, due 11/01/36	221,229	0.0
109,315	6.000%, due 11/01/36	120,773	0.0
90,253	6.000%, due 11/01/36	99,713	0.0
178,940	6.000%, due 11/01/36	197,697	0.0
819,361	6.000%, due 12/01/36	905,245	0.0
286,244	6.000%, due 12/01/36	316,248	0.0
269,383	6.000%, due 12/01/36	297,745	0.0
59,290	6.000%, due 12/01/36	65,505	0.0
247,960	6.000%, due 12/01/36	273,950	0.0
25,047	6.000%, due 12/01/36	27,672	0.0
10,085	6.000%, due 01/01/37	11,149	0.0
45,886	6.000%, due 01/01/37	50,724	0.0
138,240	6.000%, due 01/01/37	152,730	0.0
94,612	6.000%, due 01/01/37	104,530	0.0
755,330	6.000%, due 01/01/37	834,503	0.0
627,229	6.000%, due 01/01/37	692,974	0.0
226,289	6.000%, due 02/01/37	250,008	0.0
362,238	6.000%, due 02/01/37	399,528	0.0
267,543	6.000%, due 02/01/37	295,085	0.0
1,581,003	6.000%, due 02/01/37	1,746,721	0.1
10,185	6.000%, due 03/01/37	11,234	0.0
168,965	6.000%, due 03/01/37	186,359	0.0
74,271	6.000%, due 03/01/37	81,916	0.0
134,213	6.000%, due 03/01/37	148,029	0.0
470,443	6.000%, due 03/01/37	519,754	0.0
830,206	6.000%, due 04/01/37	917,227	0.0
404,693	6.000%, due 04/01/37	446,354	0.0
1,711,723	6.000%, due 04/01/37	1,887,934	0.1
448,215	6.000%, due 04/01/37	494,356	0.0
283,173	6.000%, due 04/01/37	312,324	0.0
28,323	6.000%, due 04/01/37	31,238	0.0
273,782	6.000%, due 04/01/37	301,966	0.0
45,932	6.000%, due 04/01/37	50,660	0.0
21,240	6.000%, due 04/01/37	23,480	0.0
25,441	6.000%, due 04/01/37	28,060	0.0
316,449	6.000%, due 04/01/37	349,025	0.0
315,399	6.000%, due 04/01/37	347,867	0.0
110,325	6.000%, due 04/01/37	121,682	0.0
637,728	6.000%, due 04/01/37	703,378	0.0
475,262	6.000%, due 04/01/37	524,187	0.0
13,807	6.000%, due 04/01/37	15,263	0.0
627,591	6.000%, due 04/01/37	692,197	0.0
13,254	6.000%, due 04/01/37	14,643	0.0
138,469	6.000%, due 04/01/37	152,723	0.0
192,916	6.000%, due 04/01/37	212,776	0.0
13,289	6.000%, due 04/01/37	14,657	0.0
232,461	6.000%, due 05/01/37	256,391	0.0
291,295	6.000%, due 05/01/37	321,282	0.0
1,086,932	6.000%, due 05/01/37	1,198,824	0.1
285,422	6.000%, due 05/01/37	314,805	0.0
294,462	6.000%, due 05/01/37	325,327	0.0
458,188	6.000%, due 05/01/37	506,501	0.0
10,366	6.000%, due 05/01/37	11,433	0.0
444,513	6.000%, due 05/01/37	490,273	0.0
351,082	6.000%, due 05/01/37	387,648	0.0
383,507	6.000%, due 05/01/37	422,987	0.0
69,364	6.000%, due 05/01/37	76,505	0.0
55,423	6.000%, due 05/01/37	61,128	0.0
94,279	6.000%, due 05/01/37	103,985	0.0
5,464	6.000%, due 05/01/37	6,027	0.0
89,432	6.000%, due 06/01/37	98,639	0.0
120,080	6.000%, due 06/01/37	132,441	0.0
320,695	6.000%, due 06/01/37	354,511	0.0
388,099	6.000%, due 06/01/37	428,052	0.0
79,934	6.000%, due 06/01/37	88,162	0.0
56,779	6.000%, due 06/01/37	62,624	0.0
181,546	6.000%, due 06/01/37	200,235	0.0
26,172	6.000%, due 06/01/37	28,866	0.0
26,119	6.000%, due 06/01/37	28,808	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
277,259		6.000%, due 06/01/37	$305,801	0.0
3,021,394		6.000%, due 06/01/37	3,332,427	0.1
47,469		6.000%, due 06/01/37	52,356	0.0
255,071		6.000%, due 06/01/37	282,032	0.0
347,393		6.000%, due 06/01/37	383,155	0.0
416,765		6.000%, due 06/01/37	460,450	0.0
92,545		6.000%, due 07/01/37	102,225	0.0
138,096		6.000%, due 07/01/37	152,658	0.0
8,001		6.000%, due 07/01/37	8,825	0.0
183,140		6.000%, due 07/01/37	201,993	0.0
100,781		6.000%, due 07/01/37	111,156	0.0
64,761		6.000%, due 07/01/37	71,428	0.0
48,846		6.000%, due 07/01/37	53,874	0.0
416,744		6.000%, due 07/01/37	459,645	0.0
58,044		6.000%, due 07/01/37	64,391	0.0
10,216		6.000%, due 07/01/37	11,268	0.0
239,062		6.000%, due 07/01/37	263,672	0.0
257,212		6.000%, due 07/01/37	283,690	0.0
31,777		6.000%, due 07/01/37	35,048	0.0
75,782		6.000%, due 07/01/37	83,584	0.0
113,327		6.000%, due 07/01/37	124,993	0.0
302,929		6.000%, due 07/01/37	334,114	0.0
109,460		6.000%, due 07/01/37	121,002	0.0
160,585		6.000%, due 07/01/37	179,374	0.0
687,708		6.000%, due 07/01/37	758,503	0.0
680,104		6.000%, due 07/01/37	750,116	0.0
1,006,045		6.000%, due 07/01/37	1,109,611	0.1
1,415,441		6.000%, due 07/01/37	1,561,152	0.1
455,523		6.000%, due 07/01/37	502,416	0.0
155,916		6.000%, due 08/01/37	171,967	0.0
837,980		6.000%, due 08/01/37	924,245	0.0
809,934		6.000%, due 08/01/37	893,311	0.0
166,081		6.000%, due 08/01/37	183,178	0.0
1,005,595		6.000%, due 08/01/37	1,111,629	0.1
291,000		6.000%, due 08/01/37	320,956	0.0
1,045,872		6.000%, due 08/01/37	1,153,538	0.1
700,550		6.000%, due 08/01/37	772,667	0.0
147,387		6.000%, due 08/01/37	162,560	0.0
569,839		6.000%, due 08/01/37	629,925	0.0
54,867		6.000%, due 08/01/37	60,559	0.0
220,426		6.000%, due 08/01/37	243,117	0.0
249,515		6.000%, due 08/01/37	275,201	0.0
291,605		6.000%, due 09/01/37	322,170	0.0
72,179		6.000%, due 09/01/37	79,610	0.0
147,409		6.000%, due 09/01/37	162,583	0.0
615,836		6.000%, due 09/01/37	679,232	0.0
374,349		6.000%, due 09/01/37	412,885	0.0
232,623		6.000%, due 09/01/37	256,570	0.0
300,103		6.000%, due 09/01/37	330,997	0.0
177,185		6.000%, due 09/01/37	195,425	0.0
2,437,268		6.000%, due 09/01/37	2,688,169	0.1
536,827		6.000%, due 09/01/37	592,090	0.0
285,870		6.000%, due 09/01/37	315,298	0.0
198,001		6.000%, due 09/01/37	218,383	0.0
572,991		6.000%, due 09/01/37	631,977	0.0
22,361		6.000%, due 09/01/37	24,662	0.0
4,294,295		6.000%, due 09/01/37	4,736,365	0.2
19,335		6.000%, due 10/01/37	21,325	0.0
86,022		6.000%, due 10/01/37	94,878	0.0
266,917		6.000%, due 10/01/37	294,394	0.0
1,213,371		6.000%, due 10/01/37	1,338,280	0.1
213,884		6.000%, due 10/01/37	235,902	0.0
191,213		6.000%, due 10/01/37	210,897	0.0
54,383		6.000%, due 10/01/37	59,981	0.0
587,444		6.000%, due 10/01/37	647,918	0.0
156,905		6.000%, due 10/01/37	173,057	0.0
159,228		6.000%, due 12/01/37	177,859	0.0
541,099		6.000%, due 12/01/37	599,634	0.0
8,458,049		6.000%, due 01/01/38	9,328,751	0.3
231,403		6.000%, due 02/01/38	255,225	0.0
1,042,100		6.000%, due 02/01/38	1,149,378	0.1
11,339		6.000%, due 03/01/38	12,506	0.0
30,160		6.000%, due 03/01/38	33,265	0.0
406,697		6.000%, due 04/01/38	448,564	0.0
358,247		6.000%, due 07/01/38	395,126	0.0
118,285		6.000%, due 07/01/38	130,462	0.0
299,662		6.000%, due 07/01/38	330,510	0.0
662,263		6.000%, due 07/01/38	730,439	0.0
367,911		6.000%, due 07/01/38	405,785	0.0
203,131		6.000%, due 08/01/38	224,042	0.0
408,039		6.000%, due 08/01/38	451,064	0.0
729,205		6.000%, due 09/01/38	804,272	0.0
127,986		6.000%, due 09/01/38	141,161	0.0
2,140,377		6.000%, due 09/01/38	2,360,715	0.1
303,128		6.000%, due 09/01/38	334,333	0.0
84,171		6.000%, due 09/01/38	92,836	0.0
440,237		6.000%, due 10/01/38	485,557	0.0
19,750		6.000%, due 10/01/38	21,783	0.0
166,467		6.000%, due 10/01/38	183,604	0.0
22,081		6.000%, due 10/01/38	24,354	0.0
81,816		6.000%, due 10/01/38	90,239	0.0
693,658		6.000%, due 10/01/38	765,066	0.0
23,462		6.000%, due 11/01/38	25,877	0.0
1,248,638		6.000%, due 11/01/38	1,377,178	0.1
20,712		6.000%, due 11/01/38	22,844	0.0
968,777		6.000%, due 12/01/38	1,072,532	0.1
366,709		6.000%, due 12/01/38	404,460	0.0
61,000,000	W	6.000%, due 04/01/39	67,214,393	2.1
281,260		6.000%, due 08/01/39	310,214	0.0
655,647		6.000%, due 12/01/39	723,141	0.0
495,843		6.000%, due 09/01/40	550,450	0.0
279		6.500%, due 11/01/15	301	0.0
28,266		6.500%, due 09/01/16	31,156	0.0
5,554		6.500%, due 02/01/17	6,141	0.0
4,825		6.500%, due 02/01/17	5,319	0.0
4,751		6.500%, due 02/01/17	5,236	0.0
3,568		6.500%, due 03/01/17	3,945	0.0
30,044		6.500%, due 04/01/17	33,219	0.0
878		6.500%, due 06/01/29	1,004	0.0
57,519		6.500%, due 04/01/32	65,521	0.0
28,777		6.500%, due 03/01/38	32,807	0.0
3,737,733		6.500%, due 06/17/38	3,914,608	0.1
1,000,000	W	4.500%, due 04/15/38	1,060,625	0.1
			1,397,001,083	43.0
		Government National Mortgage Association: 0.0%
264,148		1.625%, due 08/20/27	273,103	0.0
209,093		1.625%, due 10/20/29	216,356	0.0
212,239		2.375%, due 01/20/27	220,328	0.0
			709,787	0.0
		Total U.S. Government Agency Obligations
		(Cost $1,515,754,874)	1,534,451,476	47.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
192,000	X	General Motors Co.	$—	—
		Total Common Stock
		(Cost $1)	—	—
PREFERRED STOCK: 1.3%
		Financials: 1.3%
39,000		Wells Fargo & Co.	43,551,300	1.3
		Total Preferred Stock
		(Cost $30,874,800)	43,551,300	1.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
11,889	@	90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	$74,306	0.0
		Total Purchased Options
		(Cost $94,042)	74,306	0.0
		Total Long-Term Investments
		(Cost $3,949,140,923)	4,091,943,455	125.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateral(cc)(1): 4.3%
33,469,627		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $33,470,122, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $34,139,020, due 03/01/18-04/15/43)	$33,469,627	1.0
33,469,627		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $33,470,177, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $34,139,020, due 07/19/12-04/01/42)	33,469,627	1.1
7,046,237		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $7,046,353, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $7,187,162, due 10/01/13-06/25/43)	7,046,237	0.2
33,469,627		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $33,470,095, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $34,139,020, due 01/15/13-04/01/42)	33,469,627	1.0
33,469,627		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $33,470,040, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $34,139,020, due 12/01/17-04/01/42)	33,469,627	1.0
			140,924,745	4.3

PORTFOLIO OF INVESTMENTS
ING PIMCO Total return bond portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Certificates of Deposit: 0.1%
3,100,000			Itau Unibanco, 1.170%, 05/09/12
			(Cost $3,094,720)	$3,096,076	0.1
			Foreign Government Bonds: 0.1%
JPY	220,000,000	Z	Japan Treasury Discount Bill, 0.100%, 04/27/12
			(Cost $2,829,908)	2,657,788	0.1
			Total Short-Term Investments
			(Cost $146,849,373)	146,678,609	4.5
			Total Investments in Securities (Cost $4,095,990,296)	$4,238,622,064	130.3
			Liabilities in Excess of Other Assets	(985,494,267)	(30.3)
			Net Assets	$3,253,127,797	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		DKK	Danish Krone
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		MXN	Mexican Peso
		RUB	Russian Ruble

			Cost for federal income tax purposes is $4,098,100,336.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$178,038,654
			Gross Unrealized Depreciation	(37,516,926)
			Net Unrealized Appreciation	$140,521,728

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	43,551,300	—	—	43,551,300
Purchased Options	74,306	—	—	74,306
Corporate Bonds/Notes	8,840,714	923,721,658	3,079,188	935,641,560
Collateralized Mortgage Obligations	—	190,824,465	472,983	191,297,448
Municipal Bonds	—	156,012,103	—	156,012,103
Short-Term Investments	—	146,678,609	—	146,678,609
Foreign Government Bonds	—	143,404,418	4,007,240	147,411,658
U.S. Treasury Obligations	—	988,898,098	—	988,898,098
U.S. Government Agency Obligations	—	1,534,451,476	—	1,534,451,476
Asset-Backed Securities	—	94,605,506	—	94,605,506
Total Investments, at value	$52,466,320	$4,178,596,333	$7,559,411	$4,238,622,064
Other Financial Instruments+
Futures	360,464	—	—	360,464
Swaps	—	25,718,291	—	25,718,291
Forward Foreign Currency Contracts	—	16,067,474	—	16,067,474
Total Assets	$52,826,784	$4,220,382,098	$7,559,411	$4,280,768,293
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(3,962,754)	$—	$(3,962,754)
Futures	(2,696,603)	—	—	(2,696,603)
Swaps	(21,127,369)	(4,401,247)	—	(25,528,616)
Forward Foreign Currency Contracts	—	(19,459,502)	—	(19,459,502)
Sales Commitments	—	(13,913,197)	—	(13,913,197)
Total Liabilities	$(23,823,972)	$(41,736,700)	$—	$(65,560,672)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/(Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table Investments, at value
Collateralized Mortgage Obligations	$478,362	$—	$(3,962)	$(110)	$(130)	$(1,177)	$—	$—	$472,983
Corporate Bonds/Notes	8,099,442	—	(5,381,011)	266,622	77,611	16,524	—	—	3,079,188
Foreign Government Bonds	4,009,240	—	—	—	—	(2,000)	—	—	4,007,240
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$12,587,044	$—	$(5,384,973)	$266,512	$77,481	$13,347	$—	$—	$7,559,411

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $13,347.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of Nova Scotia	British Pound	228,000	Buy	04/03/12	$358,481	$364,676	$6,195
Bank of Nova Scotia	EU Euro	4,300,000	Buy	06/14/12	5,634,608	5,737,234	102,626
Bank of Nova Scotia	EU Euro	2,382,000	Buy	06/14/12	3,121,311	3,178,161	56,850
Barclays Bank PLC	EU Euro	8,580,000	Buy	04/16/12	11,333,365	11,443,937	110,572
Barclays Bank PLC	Japanese Yen	31,250,000	Buy	04/27/12	392,581	377,648	(14,933)
Barclays Bank PLC	EU Euro	10,122,000	Buy	04/16/12	13,182,022	13,500,644	318,622
Barclays Bank PLC	EU Euro	282,000	Buy	06/14/12	373,489	376,256	2,767
Barclays Bank PLC	Chinese Yuan	38,066,707	Buy	06/01/12	5,972,653	6,037,893	65,240
Barclays Bank PLC	Chinese Yuan	42,813,000	Buy	06/01/12	6,700,000	6,790,720	90,720
Citigroup, Inc.	British Pound	2,300,000	Buy	04/03/12	3,643,667	3,678,752	35,085
Citigroup, Inc.	Japanese Yen	120,000,000	Buy	04/27/12	1,507,954	1,450,165	(57,789)
Citigroup, Inc.	Japanese Yen	125,000,000	Buy	04/27/12	1,581,418	1,510,590	(70,828)
Citigroup, Inc.	EU Euro	2,960,000	Buy	04/16/12	3,886,958	3,948,024	61,066
Deutsche Bank AG	Chinese Yuan	137,557,951	Buy	02/01/13	21,707,109	21,805,684	98,575
Deutsche Bank AG	British Pound	20,983,000	Buy	04/03/12	33,237,072	33,561,416	324,344
Deutsche Bank AG	British Pound	2,300,000	Buy	05/02/12	3,660,197	3,678,062	17,865
Deutsche Bank AG	British Pound	1,900,000	Buy	05/02/12	3,023,641	3,038,399	14,758
Deutsche Bank AG	Australian Dollar	1,006,000	Buy	04/23/12	1,047,870	1,039,361	(8,509)
Deutsche Bank AG	EU Euro	5,526,000	Buy	04/16/12	7,385,831	7,370,536	(15,295)
Deutsche Bank AG	Danish Krone	564,000	Buy	05/24/12	100,673	101,127	454
Deutsche Bank AG	Japanese Yen	120,000,000	Buy	04/27/12	1,507,756	1,450,166	(57,590)
Deutsche Bank AG	EU Euro	1,600,000	Buy	06/14/12	2,124,080	2,134,785	10,705
Deutsche Bank AG	EU Euro	600,000	Buy	06/14/12	796,530	800,544	4,014
Deutsche Bank AG	Japanese Yen	3,571,641,169	Buy	05/07/12	45,544,158	43,166,105	(2,378,053)
Deutsche Bank AG	EU Euro	2,087,000	Buy	06/14/12	2,769,679	2,784,561	14,882
Deutsche Bank AG	EU Euro	900,000	Buy	06/14/12	1,194,399	1,200,817	6,418
Deutsche Bank AG	EU Euro	7,227,000	Buy	06/14/12	9,422,490	9,642,557	220,067
HSBC	Mexican Peso	293,100	Buy	06/15/12	22,694	22,744	50
HSBC	Chinese Yuan	17,259,750	Buy	06/01/12	2,700,000	2,737,629	37,629
HSBC	Chinese Yuan	11,502,900	Buy	06/01/12	1,800,000	1,824,515	24,515
HSBC	Chinese Yuan	1,918,350	Buy	06/01/12	300,000	304,276	4,276
HSBC	Chinese Yuan	12,146,700	Buy	06/01/12	1,900,000	1,926,631	26,631
HSBC	Chinese Yuan	50,453,350	Buy	06/01/12	7,900,000	8,002,583	102,583
HSBC	Indonesian Rupiah	100,937,774,500	Buy	07/02/12	11,171,862	10,930,451	(241,411)
JPMorgan Chase & Co.	British Pound	2,300,000	Buy	05/02/12	3,652,092	3,678,062	25,970
JPMorgan Chase & Co.	Japanese Yen	93,750,000	Buy	04/27/12	1,178,060	1,132,942	(45,118)
JPMorgan Chase & Co.	Japanese Yen	125,000,000	Buy	04/27/12	1,581,208	1,510,590	(70,618)
JPMorgan Chase & Co.	EU Euro	500,000	Buy	06/14/12	666,088	667,120	1,032
JPMorgan Chase & Co.	EU Euro	4,100,000	Buy	06/14/12	5,405,911	5,470,386	64,475
JPMorgan Chase & Co.	Chinese Yuan	25,388,000	Buy	06/01/12	4,000,000	4,026,880	26,880
JPMorgan Chase & Co.	Chinese Yuan	9,437,250	Buy	06/01/12	1,500,000	1,496,875	(3,125)
JPMorgan Chase & Co.	Malaysian Ringgit	23,788,633	Buy	04/23/12	7,843,268	7,752,286	(90,982)
JPMorgan Chase & Co.	Indian Rupee	501,730,000	Buy	07/12/12	10,794,535	9,642,059	(1,152,476)
Morgan Stanley	Brazilian Real	83,937,557	Buy	04/03/12	48,659,453	45,950,447	(2,709,006)
Morgan Stanley	EU Euro	6,500,000	Buy	06/14/12	8,606,780	8,672,564	65,784
Morgan Stanley	Chinese Yuan	24,204,100	Buy	06/01/12	3,800,000	3,839,097	39,097

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	EU Euro	11,741,000	Buy	04/16/12	$14,915,297	$15,660,054	$744,757
UBS Warburg LLC	Japanese Yen	125,000,000	Buy	04/27/12	1,570,894	1,510,589	(60,305)
UBS Warburg LLC	EU Euro	1,434,000	Buy	04/16/12	1,885,075	1,912,658	27,583
UBS Warburg LLC	Japanese Yen	2,428,358,831	Buy	05/07/12	30,981,868	29,348,635	(1,633,233)
UBS Warburg LLC	EU Euro	5,818,000	Buy	06/14/12	7,673,651	7,762,612	88,961
UBS Warburg LLC	Mexican Peso	186,540	Buy	06/15/12	14,493	14,475	(18)
UBS Warburg LLC	EU Euro	2,500,000	Buy	06/14/12	3,298,938	3,335,602	36,664
							$(5,730,577)

Barclays Bank PLC	EU Euro	1,645,000	Sell	04/16/12	$2,155,554	$2,194,088	$(38,534)
Barclays Bank PLC	EU Euro	295,000	Sell	06/14/12	390,707	393,601	(2,894)
Barclays Bank PLC	Japanese Yen	179,555,600	Sell	04/27/12	2,311,552	2,169,878	141,674
Barclays Bank PLC	Japanese Yen	2,467,494,626	Sell	05/07/12	32,397,976	29,821,622	2,576,354
Barclays Bank PLC	EU Euro	29,735,000	Sell	04/16/12	38,115,810	39,660,310	(1,544,500)
Barclays Bank PLC	Brazilian Real	83,937,557	Sell	04/03/12	48,295,487	45,950,447	2,345,040
Barclays Bank PLC	Chinese Yuan	270,657	Sell	06/01/12	42,853	42,930	(77)
Barclays Bank PLC	Chinese Yuan	5,032,800	Sell	06/01/12	800,000	798,270	1,730
Barclays Bank PLC	Chinese Yuan	7,596,000	Sell	06/01/12	1,200,000	1,204,828	(4,828)
Barclays Bank PLC	Chinese Yuan	5,124,400	Sell	06/01/12	800,000	812,799	(12,799)
Barclays Bank PLC	Indonesian Rupiah	5,868,000,000	Sell	07/02/12	629,276	635,440	(6,164)
Barclays Bank PLC	Chinese Yuan	18,253,190	Sell	02/01/13	2,892,282	2,893,496	(1,214)
Barclays Bank PLC	Chinese Yuan	17,715,112	Sell	02/01/13	2,809,692	2,808,199	1,493
Citigroup, Inc.	Japanese Yen	239,407,467	Sell	04/27/12	3,081,693	2,893,171	188,522
Citigroup, Inc.	Australian Dollar	6,856,000	Sell	04/23/12	7,302,463	7,083,357	219,106
Citigroup, Inc.	Chinese Yuan	44,023,000	Sell	06/01/12	7,000,000	6,982,642	17,358
Citigroup, Inc.	Canadian Dollar	44,796,000	Sell	06/21/12	44,998,719	44,831,690	167,029
Citigroup, Inc.	EU Euro	22,065,000	Sell	04/16/12	28,235,698	29,430,124	(1,194,426)
Citigroup, Inc.	Malaysian Ringgit	23,788,633	Sell	04/23/12	7,686,150	7,752,287	(66,137)
Credit Suisse First Boston	Chinese Yuan	1,258,300	Sell	06/01/12	200,000	199,583	417
Credit Suisse First Boston	Chinese Yuan	5,665,050	Sell	06/01/12	900,000	898,554	1,446
Credit Suisse First Boston	Chinese Yuan	2,517,800	Sell	06/01/12	400,000	399,357	643
Credit Suisse First Boston	Japanese Yen	126,362,744	Sell	04/27/12	1,625,704	1,527,057	98,647
Credit Suisse First Boston	Chinese Yuan	26,439,000	Sell	02/01/13	4,200,000	4,191,110	8,890
Credit Suisse First Boston	Chinese Yuan	4,404,750	Sell	06/01/12	700,000	698,653	1,347
Credit Suisse First Boston	Chinese Yuan	3,193,500	Sell	06/01/12	500,000	506,532	(6,532)
Credit Suisse First Boston	Canadian Dollar	19,096,000	Sell	06/21/12	19,225,542	19,111,215	114,327
Deutsche Bank AG	Japanese Yen	239,407,467	Sell	04/27/12	3,081,653	2,893,171	188,482
Deutsche Bank AG	British Pound	20,983,000	Sell	05/02/12	33,231,197	33,555,119	(323,922)
Deutsche Bank AG	EU Euro	200,000	Sell	04/16/12	263,176	266,758	(3,582)
Deutsche Bank AG	Danish Krone	92,112,000	Sell	05/24/12	16,405,215	16,515,915	(110,700)
Deutsche Bank AG	EU Euro	999,000	Sell	04/16/12	1,264,544	1,332,458	(67,914)
Deutsche Bank AG	Chinese Yuan	4,406,850	Sell	06/01/12	700,000	698,986	1,014
Deutsche Bank AG	EU Euro	70,151,000	Sell	04/16/12	90,007,240	93,566,853	(3,559,613)
Deutsche Bank AG	Japanese Yen	2,847,241,462	Sell	05/07/12	37,398,846	34,411,162	2,987,684
Deutsche Bank AG	Singapore Dollar	6,351,805	Sell	05/15/12	5,091,301	5,053,227	38,074
Deutsche Bank AG	Indian Rupee	112,024,000	Sell	07/12/12	2,200,000	2,152,835	47,165
Goldman Sachs & Co.	Indonesian Rupiah	540,494,500	Sell	07/02/12	58,086	58,529	(443)
HSBC	British Pound	21,211,000	Sell	04/03/12	33,537,879	33,926,093	(388,214)
HSBC	Chinese Yuan	4,405,450	Sell	06/01/12	700,000	698,764	1,236
HSBC	Chinese Yuan	4,406,150	Sell	06/01/12	700,000	698,875	1,125
HSBC	Chinese Yuan	1,888,800	Sell	06/01/12	300,000	299,589	411
HSBC	Chinese Yuan	7,554,000	Sell	06/01/12	1,200,000	1,198,166	1,834
HSBC	Chinese Yuan	6,326,000	Sell	06/01/12	1,000,000	1,003,389	(3,389)
HSBC	Indonesian Rupiah	25,343,000,000	Sell	07/02/12	2,713,529	2,744,369	(30,840)
HSBC	Indonesian Rupiah	12,152,000,000	Sell	07/02/12	1,313,730	1,315,928	(2,198)
HSBC	Chinese Yuan	1,270,100	Sell	06/01/12	200,000	201,455	(1,455)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Chinese Yuan	1,269,400	Sell	06/01/12	$200,000	$201,344	$(1,344)
JPMorgan Chase & Co.	Japanese Yen	119,703,733	Sell	04/27/12	1,540,985	1,446,585	94,400
JPMorgan Chase & Co.	Canadian Dollar	18,987,000	Sell	06/21/12	19,198,568	19,002,127	196,441
JPMorgan Chase & Co.	Chinese Yuan	5,670,900	Sell	06/01/12	900,000	899,481	519
JPMorgan Chase & Co.	Chinese Yuan	1,890,000	Sell	06/01/12	300,000	299,780	220
JPMorgan Chase & Co.	Japanese Yen	685,263,912	Sell	05/07/12	9,002,180	8,281,956	720,224
JPMorgan Chase & Co.	Chinese Yuan	42,778,800	Sell	06/01/12	6,800,000	6,785,296	14,704
JPMorgan Chase & Co.	Chinese Yuan	4,471,250	Sell	06/01/12	700,000	709,201	(9,201)
JPMorgan Chase & Co.	Chinese Yuan	5,744,250	Sell	06/01/12	900,000	911,116	(11,116)
JPMorgan Chase & Co.	Chinese Yuan	5,135,200	Sell	06/01/12	800,000	814,512	(14,512)
JPMorgan Chase & Co.	Chinese Yuan	5,140,000	Sell	06/01/12	800,000	815,273	(15,273)
JPMorgan Chase & Co.	Indian Rupee	201,710,600	Sell	07/12/12	3,948,915	3,876,398	72,517
JPMorgan Chase & Co.	Indian Rupee	41,500,000	Sell	07/12/12	816,190	797,531	18,659
JPMorgan Chase & Co.	Indian Rupee	54,893,400	Sell	07/12/12	1,078,456	1,054,921	23,535
JPMorgan Chase & Co.	Indian Rupee	91,602,000	Sell	07/12/12	1,800,000	1,760,373	39,627
Morgan Stanley	EU Euro	1,000	Sell	06/14/12	1,316	1,334	(18)
Morgan Stanley	Brazilian Real	83,937,557	Sell	06/04/12	48,038,434	45,348,960	2,689,474
Morgan Stanley	Chinese Yuan	2,518,400	Sell	06/01/12	400,000	399,452	548
Morgan Stanley	Mexican Peso	4,237,247	Sell	06/15/12	330,369	328,801	1,568
Royal Bank of Canada	EU Euro	427,000	Sell	04/16/12	547,393	569,529	(22,136)
UBS Warburg LLC	Japanese Yen	55,562,989	Sell	04/27/12	715,221	671,463	43,758
UBS Warburg LLC	Chinese Yuan	630,150	Sell	06/01/12	100,000	99,950	50
UBS Warburg LLC	Chinese Yuan	629,250	Sell	06/01/12	100,000	99,808	192
UBS Warburg LLC	Chinese Yuan	2,517,600	Sell	06/01/12	400,000	399,325	675
UBS Warburg LLC	Chinese Yuan	12,575,000	Sell	06/01/12	2,000,000	1,994,565	5,435
UBS Warburg LLC	Chinese Yuan	6,287,000	Sell	06/01/12	1,000,000	997,203	2,797
UBS Warburg LLC	Chinese Yuan	5,036,800	Sell	06/01/12	800,000	798,905	1,095
UBS Warburg LLC	EU Euro	30,493,000	Sell	04/16/12	38,774,136	40,671,324	(1,897,188)
UBS Warburg LLC	EU Euro	23,361,000	Sell	04/16/12	29,806,580	31,158,719	(1,352,139)
UBS Warburg LLC	Chinese Yuan	5,032,800	Sell	06/01/12	800,000	798,270	1,730
UBS Warburg LLC	Canadian Dollar	18,553,000	Sell	06/21/12	18,675,135	18,567,781	107,354
UBS Warburg LLC	Chinese Yuan	8,182,200	Sell	06/01/12	1,300,000	1,297,808	2,192
UBS Warburg LLC	Chinese Yuan	3,193,500	Sell	06/01/12	500,000	506,532	(6,532)
UBS Warburg LLC	Chinese Yuan	5,144,000	Sell	06/01/12	800,000	815,908	(15,908)
UBS Warburg LLC	Indonesian Rupiah	57,034,280,000	Sell	07/02/12	6,054,594	6,176,185	(121,591)
UBS Warburg LLC	Chinese Yuan	41,044,250	Sell	02/01/13	6,500,000	6,506,334	(6,334)
UBS Warburg LLC	Chinese Yuan	34,106,400	Sell	02/01/13	5,400,000	5,406,546	(6,546)
							$2,338,549

ING PIMCO Total Return Bond Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	112	03/17/14	$27,753,600	$360,464
U.S. Treasury 10-Year Note	1,305	06/20/12	168,977,116	(2,408,520)
U.S. Treasury 5-Year Note	359	06/29/12	43,991,522	(288,083)
			$240,722,238	$(2,336,139)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING PIMCO Total Return Bond Portfolio Centrally Cleared Credit Default Swaps Outstanding on March 31, 2012

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.17	Buy	0.100	12/20/16	USD	173,800,000	$(1,108,134)	$(2,934,868)
						$(1,108,134)	$(2,934,868)

ING PIMCO Total Return Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.IG.18	Buy	(1.000)	06/20/17	USD	146,300,000	$(624,700)	$(452,949)	$(171,751)
Barclays Bank PLC	iTraxx Europe Senior Financials Series 17 Version 1	Buy	(1.000)	06/20/17	EUR	8,900,000	661,184	601,599	59,585
Citigroup, Inc.	iTraxx Europe Senior Financials Series 17 Version 2	Buy	(1.000)	06/20/17	EUR	1,200,000	89,149	81,115	8,034
Barclays Bank PLC	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR	109,400,000	1,515,383	2,344,205	(828,822)
Morgan Stanley	iTraxx Europe Series 16 Version 1	Buy	(1.000)	12/20/16	EUR	800,000	11,081	18,426	(7,345)
							$1,652,097	$2,592,396	$(940,299)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Sealed Air Corp.	Buy	(0.580)	09/20/13	USD	2,200,000	16,433	—	16,433
							16,433	—	$16,433

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.12 Index	Sell	5.000	12/20/14	USD	1,400,000	113,040	75,546	37,494
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	18,423	15,273	3,150
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,200,000	478,989	386,293	92,696
Credit Suisse First Boston	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	1,800,000	165,804	150,027	15,777
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	19,800,000	1,823,843	1,530,876	292,967
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	9,211	7,778	1,433
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	100,000	9,211	7,605	1,606
HSBC	CDX.EM.13 Index	Sell	0.500	06/20/15	USD	30,300,000	2,791,032	1,651,662	1,139,370
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	12,900,000	1,188,261	984,792	203,469
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,100,000	285,551	237,132	48,419
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	2,500,000	250,844	247,062	3,782
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,000,000	100,338	92,834	7,504
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	USD	5,668,140	(885)	—	(885)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	2,989,946	18,660	—	18,660
Goldman Sachs & Co.	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	USD	3,761,546	20,346	—	20,346
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	USD	19,868,677	107,995	—	107,995
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	USD	13,117,185	66,253	—	66,253
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	2,218,347	46,456	—	46,456
							7,493,372	5,386,880	$2,106,492

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ally Financial Inc.	Sell	5.000	12/20/16	4.319	USD	4,000,000	$107,242	$(146,568)	$253,810
Deutsche Bank AG	Berkshire Hathaway Inc.	Sell	0.850	03/20/13	0.606	USD	2,200,000	5,250	—	5,250
Goldman Sachs & Co.	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	1.039	USD	1,500,000	(1,688)	(15,399)	13,711
UBS Warburg LLC	Berkshire Hathaway Inc.	Sell	1.000	03/20/15	1.039	USD	1,500,000	(1,688)	(15,798)	14,110
UBS Warburg LLC	Federal Republic of Germany	Sell	0.250	06/20/16	0.547	USD	35,800,000	(442,465)	(287,969)	(154,496)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	500,000	1,963	(4,430)	6,393
BNP Paribas Bank	Federative Republic of Brazil	Sell	1.000	12/20/12	0.427	USD	10,600,000	44,480	7,664	36,816
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	12/20/12	0.427	USD	8,400,000	35,248	7,289	27,959
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	1,000,000	2,594	(10,777)	13,371
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	03/20/16	1.000	USD	22,200,000	(79)	(115,554)	115,475
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.032	USD	9,100,000	(11,818)	(21,449)	9,631
Credit Suisse First Boston	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	2,000,000	7,852	(32,521)	40,373
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	12/20/12	0.427	USD	10,600,000	44,480	9,198	35,282
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	500,000	1,963	(4,138)	6,101
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.085	USD	1,400,000	(5,156)	(7,422)	2,266
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	3,000,000	11,777	(51,392)	63,169
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	5,700,000	22,377	(38,810)	61,187
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	1,800,000	4,669	(12,394)	17,063
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	500,000	1,297	(3,272)	4,569
Deutsche Bank AG	Gazprom	Sell	1.000	12/20/12	0.584	USD	5,800,000	17,650	(66,165)	83,815
UBS Warburg LLC	Gazprom	Sell	1.000	12/20/12	0.584	USD	5,900,000	17,954	(70,436)	88,390
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.380	USD	5,700,000	10,836	—	10,836
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.779	USD	1,800,000	121,549	—	121,549
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.000	12/20/13	0.779	USD	7,600,000	421,590	—	421,590
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.200	12/20/13	0.779	USD	6,200,000	365,283	—	365,283
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.779	USD	4,500,000	274,812	1	274,811
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.850	12/20/13	0.779	USD	3,600,000	252,397	—	252,397
Citigroup, Inc.	General Electric Capital Corp.	Sell	3.850	03/20/14	0.846	USD	7,000,000	412,738	—	412,738
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.230	12/20/13	0.779	USD	4,200,000	249,620	—	249,620
Deutsche Bank AG	General Electric Capital Corp.	Sell	4.750	12/20/13	0.779	USD	3,900,000	266,714	—	266,714
Citigroup, Inc.	Government of France O.A.T.	Sell	0.250	06/20/16	1.463	USD	33,700,000	(1,650,855)	(701,866)	(948,989)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	2,300,000	$(102,973)	$(71,223)	$(31,750)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	500,000	(22,385)	(13,172)	(9,213)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	1.378	USD	1,000,000	(40,542)	(14,281)	(26,261)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	500,000	(22,385)	(12,992)	(9,393)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	09/20/15	1.326	USD	1,400,000	(50,759)	(25,409)	(25,350)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	2,200,000	(98,496)	(68,062)	(30,434)
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.593	USD	2,000,000	24,043	13,614	10,429
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	7,600,000	14,074	(53,755)	67,829
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	5,600,000	10,370	(42,255)	52,625
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	7,500,000	13,889	(49,530)	63,419
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/14	1.565	USD	6,800,000	(102,203)	(107,473)	5,270
Credit Suisse First Boston	Metlife Inc.	Sell	1.000	12/20/14	1.565	USD	7,100,000	(106,712)	(99,280)	(7,432)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/15	1.654	USD	13,500,000	(254,984)	(472,097)	217,113
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/16	1.913	USD	2,300,000	(79,193)	(36,646)	(42,547)
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	2.172	USD	600,000	(3,362)	(5,301)	1,939
UBS Warburg LLC	NRG Energy, Inc.	Sell	5.000	03/20/17	6.685	USD	2,700,000	(181,316)	(227,121)	45,805
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.868	USD	1,000,000	5,136	9,245	(4,109)
Citigroup, Inc.	People’s Republic of China	Sell	1.000	06/20/15	0.696	USD	1,300,000	12,587	13,292	(705)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	06/20/16	0.911	USD	4,400,000	16,028	39,754	(23,726)
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	0.977	USD	300,000	297	1,401	(1,104)
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	0.977	USD	1,500,000	1,482	7,767	(6,285)
Royal Bank of Scotland	People’s Republic of China	Sell	1.000	09/20/16	0.977	USD	600,000	593	3,631	(3,038)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/15	0.696	USD	4,000,000	38,729	42,120	(3,391)
Royal Bank of Scotland Group PLC	People’s Republic of China	Sell	1.000	06/20/16	0.911	USD	4,300,000	15,663	37,979	(22,316)
HSBC	Republic of France	Sell	0.250	09/20/16	1.526	USD	500,000	(27,145)	(16,566)	(10,579)
Morgan Stanley	Republic of France	Sell	0.250	09/20/16	1.526	USD	3,600,000	(195,441)	(146,874)	(48,567)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	1.526	USD	400,000	(21,716)	(18,496)	(3,220)
Deutsche Bank AG	Republic of Indonesia	Sell	1.000	09/20/15	1.140	USD	600,000	(2,846)	(9,538)	6,692
Morgan Stanley	Republic of Indonesia	Sell	1.000	09/20/16	1.441	USD	2,100,000	(39,708)	(27,123)	(12,585)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.441	USD	900,000	(17,018)	(12,371)	(4,647)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	3.760	USD	1,100,000	(113,706)	(17,523)	(96,183)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.999	USD	700,000	18	416	(398)
Deutsche Bank AG	Republic of Korea	Sell	1.000	06/20/16	0.999	USD	1,100,000	29	436	(407)
Citigroup, Inc.	Reynolds American Inc.	Sell	1.280	06/20/17	1.442	USD	2,600,000	(20,859)	—	(20,859)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.797	USD	300,000	(9,138)	(6,697)	(2,441)
HSBC	Russian Federation	Sell	1.000	12/20/12	0.447	USD	17,400,000	70,438	(106,100)	176,538
Deutsche Bank AG	United Kingdom Gilt	Sell	1.000	06/20/16	0.466	USD	23,100,000	514,174	388,063	126,111
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.288	USD	16,300,000	372,374	92,407	279,967
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.389	USD	2,800,000	63,140	46,254	16,886
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.389	USD	1,000,000	22,550	16,683	5,867

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation		Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	United Kingdom Gilt		Sell	1.000	06/20/16	0.466	USD	1,400,000	$31,162	$20,363	$10,799
Barclays Bank PLC	United Mexican States		Sell	1.000	03/20/15	0.782	USD	2,000,000	12,867	(26,074)	38,941
Citigroup, Inc.	United Mexican States		Sell	1.000	12/20/12	0.297	USD	2,500,000	12,867	3,256	9,611
Citigroup, Inc.	United Mexican States		Sell	1.000	03/20/15	0.782	USD	2,000,000	12,867	(26,608)	39,475
Citigroup, Inc.	United Mexican States		Sell	1.000	09/20/15	0.872	USD	1,000,000	4,395	(10,429)	14,824
Citigroup, Inc.	United Mexican States		Sell	1.000	06/20/16	0.987	USD	9,100,000	4,690	—	4,690
Deutsche Bank AG	United Mexican States		Sell	1.000	03/20/15	0.782	USD	1,000,000	6,433	(13,305)	19,738
Deutsche Bank AG	United Mexican States		Sell	1.000	03/20/16	0.954	USD	6,800,000	12,283	(39,053)	51,336
Deutsche Bank AG	United Mexican States		Sell	1.000	06/20/16	0.987	USD	9,400,000	4,844	18,552	(13,708)
Goldman Sachs & Co.	United Mexican States		Sell	1.000	12/20/12	0.297	USD	12,500,000	64,332	18,995	45,337
JPMorgan Chase & Co.	United Mexican States		Sell	1.000	12/20/12	0.297	USD	16,300,000	83,890	23,589	60,301
UBS Warburg LLC	United States Treasury Note		Sell	0.250	09/20/15	0.172	EUR	13,700,000	49,051	(96,337)	145,388
Credit Suisse First Boston	Wells Fargo & Co	.	Sell	1.000	09/20/13	0.322	USD	17,500,000	175,796	(38,190)	213,986
									746,790	(2,694,272)	$3,441,062

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	80,700,000	$(20,019,235)	$6,672,204
				$(20,019,235)	$6,672,204

ING PIMCO Total Return Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Barclays Bank PLC	06/15/17	AUD	1,000,000	$(8,366)	$(928)	$(7,438)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	2,100,000	54,981	14,213	40,768

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	1,400,000	$(11,712)	$(6,533)	$(5,179)
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	2,400,000	(20,078)	(4,866)	(15,212)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	500,000	13,094	3,538	9,556
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Royal Bank of Scotland Group PLC	06/15/17	AUD	2,100,000	54,994	15,035	39,959
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	13,700,000	279,443	7,275	272,168
Receive a fixed rate equal to 12.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/13	BRL	134,600,000	3,286,697	21,526	3,265,171
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	11,900,000	253,394	(3,692)	257,086
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	78,300,000	1,650,325	4,706	1,645,619
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	14,700,000	571,810	50,035	521,775
Receive a fixed rate equal to 10.450% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	2,500,000	10,391	(1,105)	11,496
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	40,900,000	862,047	13,657	848,390
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	6,600,000	128,720	(1,284)	130,004
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	18,000,000	483,892	19,409	464,483
Receive a fixed rate equal to 10.530% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	4,000,000	26,343	(8,892)	35,235
Receive a fixed rate equal to 11.530% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	16,500,000	273,991	(7,105)	281,096
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	2,100,000	23,026	2,295	20,731
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	1,600,000	59,511	4,329	55,182

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.455% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	4,800,000	$20,470	$(1,277)	$21,747
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	1,100,000	28,306	385	27,921
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	5,900,000	130,025	2,107	127,918
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	11,400,000	290,849	(5,855)	296,704
Receive a fixed rate equal to 11.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	19,200,000	330,840	6,763	324,077
Receive a fixed rate equal to 10.580% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,600,000	25,601	(5,443)	31,044
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	5,200,000	191,075	11,022	180,053
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	15,900,000	366,802	(46)	366,848
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	7,900,000	185,925	4,434	181,491
Receive a fixed rate equal to 10.380% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	4,800,000	29,147	18,332	10,815
Receive a fixed rate equal to 10.770% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	200,000	1,801	(74)	1,875
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	9,600,000	311,874	11,137	300,737
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	11,100,000	1,126	5,048	(3,922)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	23,500,000	251,499	—	251,499
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	30,300,000	3,073	12,102	(9,029)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	18,000,000	1,843	9,114	(7,271)
Receive a fixed rate equal to 6.350% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	06/02/21	MXN	104,100,000	(108,870)	134,222	(243,092)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750% Counterparty: Morgan Stanley	06/20/42	USD	21,600,000	$1,354,463	$475,396	$879,067
				$11,408,352	$798,980	$10,609,372

ING PIMCO Total Return Bond Portfolio Written Inflation Floors Outstanding on March 31, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	7,800,000	$66,000	$(12,245)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	7,600,000	66,880	(12,583)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	7,300,000	94,170	(13,039)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	2,800,000	21,000	(7,217)
Deutsche Bank AG	CPURNSA Index	218.011	0.000%	10/13/20	USD	7,400,000	72,520	(21,028)
							$320,570	$(66,112)

ING PIMCO Total Return Bond Portfolio Written Swaptions Open on March 31, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	58,300,000	$527,833	$(12)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	21,100,000	94,950	(37,495)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	11,500,000	79,350	(76,722)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	115,000,000	1,541,152	(537,291)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	9,600,000	65,400	(959)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	50,900,000	554,017	(10)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	31,600,000	781,257	(1,378)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,900,000	133,170	(158,533)
Put OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	17,500,000	94,062	(116,751)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000%	08/13/12	USD	14,600,000	150,015	(37,919)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	39,900,000	281,604	(164,169)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	69,300,000	735,558	(462,335)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	83,800,000	1,070,485	(391,522)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	18,800,000	176,570	(197,639)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	68,600,000	712,109	(69)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	36,400,000	396,105	(7)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	146,500,000	406,664	(260,330)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	10,400,000	201,760	(238,948)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	17,800,000	79,655	(118,753)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	56,900,000	342,823	(265,842)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,600,000	371,934	(6,054)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	19,400,000	$116,885	$(2)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	54,100,000	252,465	(360,928)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	68,100,000	944,800	(318,170)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	62,700,000	236,692	(11,418)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	196,200,000	1,543,054	(19,600)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	51,200,000	501,760	(51)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	94,100,000	805,256	(19)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	10,500,000	263,655	(458)
Call OTC Swaption	Credit Suisse First Boston	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,900,000	64,170	(45,172)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	10,400,000	97,240	(68,086)
					Total Written Swaptions			$13,622,450	$(3,896,642)

The following sales commitments were held by the ING PIMCO Total Return Bond Portfolio at March 31, 2012:

Principal Amount	Description	Fair Value
$(10,000,000)	Fannie Mae	$(10,271,875)
(3,700,000)	United States Treasury Note	(3,641,322)
	Total Sales Commitments Cost $(13,989,538)	$(13,913,197)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$8,800,558
Equity contracts	—
Foreign exchange contracts	(3,392,028)
Interest rate contracts	(14,835,470)
Total	$(9,426,940)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.1%
7,202	@	BorgWarner, Inc.	$607,417	0.7
11,456		CBS Corp. - Class B	388,473	0.4
15,567		Coach, Inc.	1,203,018	1.4
63,463		Ford Motor Co.	792,653	0.9
23,489		John Wiley & Sons, Inc.	1,117,841	1.3
32,534		Johnson Controls, Inc.	1,056,704	1.2
28,555		Lowe’s Cos., Inc.	896,056	1.0
13,217		Macy’s, Inc.	525,111	0.6
12,899		McGraw-Hill Cos., Inc.	625,215	0.7
16,560		Nordstrom, Inc.	922,723	1.1
15,869		Pearson PLC	295,784	0.4
9,381		Scripps Networks Interactive - Class A	456,761	0.5
3,900		Starbucks Corp.	217,971	0.2
22,327		Target Corp.	1,300,994	1.5
4,400		Walt Disney Co.	192,632	0.2
			10,599,353	12.1
		Consumer Staples: 9.6%
3,658		Clorox Co.	251,488	0.3
17,117		Colgate-Palmolive Co.	1,673,700	1.9
10,716		Estee Lauder Cos., Inc.	663,749	0.8
22,542		General Mills, Inc.	889,282	1.0
24,042		Hershey Co.	1,474,496	1.7
18,899		HJ Heinz Co.	1,012,041	1.1
16,783		Kraft Foods, Inc.	637,922	0.7
5,200		Procter & Gamble Co.	349,492	0.4
18,446		Sysco Corp.	550,798	0.6
28,280		Walgreen Co.	947,097	1.1
			8,450,065	9.6
		Energy: 11.9%
3,300		Anadarko Petroleum Corp.	258,522	0.3
14,120		Apache Corp.	1,418,213	1.6
13,100		BP PLC ADR	589,500	0.7
6,503	@	Cameron International Corp.	343,553	0.4
8,717		Chevron Corp.	934,811	1.1
15,910		ConocoPhillips	1,209,319	1.4
6,421		Devon Energy Corp.	456,661	0.5
10,119		Ensco International PLC ADR	535,599	0.6
12,743		ExxonMobil Corp.	1,105,200	1.3
4,612		Helmerich & Payne, Inc.	248,817	0.3
10,169		Hess Corp.	599,463	0.7
17,568		Marathon Oil Corp.	556,906	0.6
8,783		Marathon Petroleum Corp.	380,831	0.4
14,055	@	McDermott International, Inc.	180,045	0.2
11,237		Schlumberger Ltd.	785,803	0.9
27,200	@	Southwestern Energy Co.	832,320	0.9
			10,435,563	11.9
		Financials: 16.1%
4,000		Aflac, Inc.	183,960	0.2
8,595		American Express Co.	497,307	0.6
40,200		Bank of America Corp.	384,714	0.4
4,266		Canadian Imperial Bank of Commerce	326,071	0.4
30,528		Chubb Corp.	2,109,790	2.4
18,000		Citigroup, Inc.	657,900	0.7
18,360		Comerica, Inc.	594,130	0.7
15,034		Discover Financial Services	501,234	0.6
7,944		Franklin Resources, Inc.	985,294	1.1
13,454	@	Invesco Ltd.	358,818	0.4
26,700		JPMorgan Chase & Co.	1,227,666	1.4
40,184		Keycorp	341,564	0.4
33,900		Morgan Stanley	665,796	0.8
12,338		PNC Financial Services Group, Inc.	795,678	0.9
4,100		Prudential Financial, Inc.	259,899	0.3
10,355		State Street Corp.	471,152	0.5
19,416		T. Rowe Price Group, Inc.	1,267,865	1.4
8,417		Travelers Cos., Inc.	498,286	0.6
28,345		US Bancorp.	897,970	1.0
32,892		Wells Fargo & Co.	1,122,933	1.3
			14,148,027	16.1
		Health Care: 13.5%
20,544		Abbott Laboratories	1,259,142	1.4
5,000		Agilent Technologies, Inc.	222,550	0.3
9,245		Amgen, Inc.	628,567	0.7
7,492		Baxter International, Inc.	447,872	0.5
20,087		Becton Dickinson & Co.	1,559,755	1.8
6,663		Cardinal Health, Inc.	287,242	0.3
4,000	@	Celgene Corp.	310,080	0.3
7,317		Covidien PLC	400,094	0.5
12,243		CR Bard, Inc.	1,208,629	1.4
8,286		Eli Lilly & Co.	333,677	0.4
15,332	@	Hospira, Inc.	573,263	0.6
6,847	@	Medco Health Solutions, Inc.	481,344	0.5
10,764		Merck & Co, Inc.	413,338	0.5
37,274		Pfizer, Inc.	844,629	1.0
57,964		Smith & Nephew PLC	587,381	0.6
19,023		St. Jude Medical, Inc.	842,909	1.0
8,199		Stryker Corp.	454,880	0.5
8,722		UnitedHealth Group, Inc.	514,075	0.6
13,400	@	Vertex Pharmaceuticals, Inc.	549,534	0.6
			11,918,961	13.5
		Industrials: 11.8%
9,002		3M Co.	803,068	0.9
17,355		Canadian National Railway Co.	1,378,508	1.6
11,727		Deere & Co.	948,714	1.1
9,603		Emerson Electric Co.	501,085	0.6
41,479		General Electric Co.	832,483	0.9
5,776		Illinois Tool Works, Inc.	329,925	0.4
7,100		KBR, Inc.	252,405	0.3
22,812		Norfolk Southern Corp.	1,501,714	1.7
33,931		Paccar, Inc.	1,588,989	1.8
4,125		Parker Hannifin Corp.	348,769	0.4
7,220		Rockwell Automation, Inc.	575,434	0.6
5,100		United Parcel Service, Inc. - Class B	411,672	0.5

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
10,958		United Technologies Corp.	$908,856	1.0
			10,381,622	11.8
		Information Technology: 17.2%
14,930	@	Adobe Systems, Inc.	512,248	0.6
9,917		Altera Corp.	394,895	0.4
21,429		Analog Devices, Inc.	865,732	1.0
2,878	@	Apple, Inc.	1,725,275	2.0
39,293		Applied Materials, Inc.	488,805	0.6
12,169		ASML Holding NV	610,154	0.7
14,009		Automatic Data Processing, Inc.	773,157	0.9
11,240		Canon, Inc. ADR	535,698	0.6
26,549		Cisco Systems, Inc.	561,511	0.6
9,840		DST Systems, Inc.	533,623	0.6
9,995	@	eBay, Inc.	368,716	0.4
6,994	@	Fiserv, Inc.	485,314	0.6
15,021		Hewlett-Packard Co.	357,950	0.4
3,587		International Business Machines Corp.	748,428	0.8
35,990		Intel Corp.	1,011,679	1.1
24,292	@	Juniper Networks, Inc.	555,801	0.6
43,359		Microsoft Corp.	1,398,328	1.6
4,703		Motorola Solutions, Inc.	239,053	0.3
7,509	@	NetApp, Inc.	336,178	0.4
11,537	@	Nuance Communications, Inc.	295,116	0.3
26,162		Oracle Corp.	762,884	0.9
7,947		Qualcomm, Inc.	540,555	0.6
23,457	@	Symantec Corp.	438,646	0.5
17,563		Texas Instruments, Inc.	590,292	0.7
777	@	Xilinx, Inc.	28,493	0.0
			15,158,531	17.2
		Materials: 5.4%
9,626		Airgas, Inc.	856,425	1.0
25,585		Alcoa, Inc.	256,362	0.3
10,022		Ecolab, Inc.	618,558	0.7
14,406		EI Du Pont de Nemours & Co.	762,078	0.9
16,607		Freeport-McMoRan Copper & Gold, Inc.	631,730	0.7
3,700		International Paper Co.	129,870	0.1
7,587		Mosaic Co/The	419,485	0.5
19,893		Rio Tinto PLC	1,102,605	1.2
			4,777,113	5.4
		Telecommunications: 0.6%
13,912		Verizon Communications, Inc.	531,856	0.6

		Utilities: 0.6%
7,900		American Electric Power Co., Inc.	304,782	0.3
7,511		Public Service Enterprise Group, Inc.	229,912	0.3
			534,694	0.6
		Total Common Stock
		(Cost $72,524,691)	86,935,785	98.8
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
896,893		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $896,893)	896,893	1.0
		Total Short-Term Investments
		(Cost $896,893)	896,893	1.0

		Total Investments in Securities (Cost $73,421,584)	$87,832,678	99.8
		Assets in Excess of Other Liabilities	160,543	0.2
		Net Assets	$87,993,221	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $73,951,559.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$16,314,094
		Gross Unrealized Depreciation		(2,432,975)
		Net Unrealized Appreciation		$13,881,119

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$10,303,569	$295,784	$—	$10,599,353
Consumer Staples	8,450,065	—	—	8,450,065
Energy	10,435,563	—	—	10,435,563
Financials	14,148,027	—	—	14,148,027
Health Care	11,331,580	587,381	—	11,918,961
Industrials	10,381,622	—	—	10,381,622
Information Technology	15,158,531	—	—	15,158,531
Materials	3,674,508	1,102,605	—	4,777,113
Telecommunications	531,856	—	—	531,856
Utilities	534,694	—	—	534,694
Total Common Stock	84,950,015	1,985,770	—	86,935,785
Short-Term Investments	896,893	—	—	896,893
Total Investments, at value	$85,846,908	$1,985,770	$—	$87,832,678

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 8.4%
326,845		Guess ?, Inc.	$10,213,906	1.4
428,400	@	Hanesbrands, Inc.	12,654,936	1.8
107,565		Harley-Davidson, Inc.	5,279,290	0.7
207,270		Kohl’s Corp.	10,369,718	1.5
68,595		Rent-A-Center, Inc.	2,589,461	0.4
139,000	@	Sally Beauty Holdings, Inc.	3,447,200	0.5
156,400		Sotheby’s	6,152,776	0.9
178,705		Wyndham Worldwide Corp.	8,311,570	1.2
			59,018,857	8.4
		Consumer Staples: 5.7%
285,100		Avon Products, Inc.	5,519,536	0.8
296,265		Campbell Soup Co.	10,028,570	1.4
446,795	@	Constellation Brands, Inc.	10,539,894	1.5
160,705		CVS Caremark Corp.	7,199,584	1.0
88,790		JM Smucker Co.	7,223,955	1.0
			40,511,539	5.7
		Energy: 6.4%
32,500	@	Concho Resources, Inc.	3,317,600	0.5
168,545		Ensco International PLC ADR	8,921,087	1.3
52,155		Murphy Oil Corp.	2,934,762	0.4
61,500		National Oilwell Varco, Inc.	4,887,405	0.7
116,790		Noble Energy, Inc.	11,419,726	1.6
309,019		QEP Resources, Inc.	9,425,080	1.3
155,655		Valero Energy Corp.	4,011,229	0.6
			44,916,889	6.4
		Financials: 30.7%
220,775		Aflac, Inc.	10,153,442	1.4
363,225		Allstate Corp.	11,957,367	1.7
253,260		Ameriprise Financial, Inc.	14,468,744	2.0
409,276		Annaly Capital Management, Inc.	6,474,746	0.9
234,000		AON Corp.	11,480,040	1.6
311,392		Axis Capital Holdings Ltd.	10,328,873	1.5
385,670		BioMed Realty Trust, Inc.	7,320,017	1.0
66,639		Boston Properties, Inc.	6,996,429	1.0
223,000		Capital One Financial Corp.	12,430,020	1.8
363,285	@	CIT Group, Inc.	14,981,873	2.1
205,925		Comerica, Inc.	6,663,733	0.9
378,630		Discover Financial Services	12,623,524	1.8
385,900		Duke Realty Corp.	5,533,806	0.8
113,375		Equity Residential	7,099,542	1.0
149,206		First Potomac Realty Trust	1,803,901	0.3
389,221		Hartford Financial Services Group, Inc.	8,204,779	1.2
718,305		Host Hotels & Resorts, Inc.	11,794,568	1.7
840,251		Keycorp	7,142,133	1.0
612,330		Kimco Realty Corp.	11,793,476	1.7
259,261		Moody’s Corp.	10,914,888	1.5
173,185		PNC Financial Services Group, Inc.	11,168,701	1.6
157,420		SunTrust Bank	3,804,841	0.5
478,977		UnumProvident Corp.	11,725,357	1.7
			216,864,800	30.7
		Health Care: 8.9%
120,977		Aetna, Inc.	6,068,206	0.9
178,600		Agilent Technologies, Inc.	7,949,486	1.1
384,400	@	CareFusion Corp.	9,967,492	1.4
235,835		Cigna Corp.	11,614,874	1.6
89,535		Humana, Inc.	8,280,197	1.2
265,160		Teva Pharmaceutical Industries Ltd. ADR	11,948,109	1.7
107,100	@	Watson Pharmaceuticals, Inc.	7,182,126	1.0
			63,010,490	8.9
		Industrials: 14.7%
51,700		Cummins, Inc.	6,206,068	0.9
207,600		Fluor Corp.	12,464,304	1.8
252,200		IDEX Corp.	10,625,186	1.5
289,700		KBR, Inc.	10,298,835	1.4
431,425		Republic Services, Inc.	13,184,348	1.9
1,115,490		Southwest Airlines Co.	9,191,638	1.3
538,500	@	Spirit Aerosystems Holdings, Inc.	13,171,710	1.9
154,945		SPX Corp.	12,012,886	1.7
116,043		Stanley Black & Decker, Inc.	8,930,669	1.2
120,015		Towers Watson & Co.	7,929,391	1.1
			104,015,035	14.7
		Information Technology: 10.2%
241,865		Analog Devices, Inc.	9,771,346	1.4
229,227	@	Arrow Electronics, Inc.	9,620,657	1.4
215,855		ASML Holding NV	10,822,970	1.5
1,218,984	@	Compuware Corp.	11,202,463	1.6
231,195	@	Juniper Networks, Inc.	5,289,741	0.8
124,300	@	NetApp, Inc.	5,564,911	0.8
290,500	@	Rovi Corp.	9,455,775	1.3
193,000	@	VeriFone Holdings, Inc.	10,010,910	1.4
			71,738,773	10.2
		Materials: 5.2%
83,300		Albemarle Corp.	5,324,536	0.8
176,180		Ecolab, Inc.	10,873,830	1.5
128,600		LyondellBasell Industries NV	5,613,390	0.8
151,700		Mosaic Co/The	8,387,493	1.2
67,485		PPG Industries, Inc.	6,465,063	0.9
			36,664,312	5.2
		Telecommunications: 1.1%
200,790		CenturyTel, Inc.	7,760,534	1.1

		Utilities: 7.5%
314,900		Ameren Corp.	10,259,442	1.5
186,600		American Electric Power Co., Inc.	7,199,028	1.0
492,985		CMS Energy Corp.	10,845,670	1.5
150,730		Consolidated Edison, Inc.	8,805,647	1.2

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Utilities (continued)
240,680	Northeast Utilities	$8,934,041	1.3
246,380	PPL Corp.	6,962,699	1.0
		53,006,527	7.5
	Total Common Stock
	(Cost $621,456,763)	697,507,756	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateral(cc)(1): 0.0%
145	Merrill Lynch & Co., Inc.
	(Cost $145)	$145	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.4%
17,001,526		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $17,001,526)	$17,001,526	2.4
		Total Short-Term Investments
		(Cost $17,001,671)	17,001,671	2.4
		Total Investments in Securities (Cost $638,458,434)	$714,509,427	101.2
		Liabilities in Excess of Other Assets	(8,439,511)	(1.2)
		Net Assets	$706,069,916	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $646,415,891.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$84,298,663
		Gross Unrealized Depreciation		(16,205,127)
		Net Unrealized Appreciation		$68,093,536

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$697,507,756	$—	$—	$697,507,756
Short-Term Investments	17,001,526	145	—	17,001,671
Total Investments, at value	$714,509,282	$145	$—	$714,509,427

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
502,167	@	ING Australia Index Portfolio - Class I	$4,835,872	0.8
12,676,745		ING BlackRock Inflation Protected Bond Portfolio - Class I	139,951,270	22.8
1,778,069		ING Euro STOXX 50® Index Portfolio - Class I	16,784,975	2.7
1,086,337		ING FTSE 100 Index® Portfolio - Class I	13,579,213	2.2
186,970		ING Hang Seng Index Portfolio - Class I	2,350,211	0.4
1,029,283		ING Japan TOPIX Index Portfolio - Class I	10,828,060	1.8
994,443		ING RussellTM Mid Cap Index Portfolio - Class I	12,500,143	2.0
25,857,804		ING U.S. Bond Index Portfolio - Class I	287,021,625	46.8
10,790,496	@	ING U.S. Stock Index Portfolio - Class I	126,356,706	20.6
		Total Investments in Affiliated Investment Companies
		(Cost $551,200,701)	$614,208,075	100.1
		Liabilities in Excess of Other Assets	(418,754)	(0.1)
		Net Assets	$613,789,321	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $555,357,399.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$58,850,676
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$58,850,676

PORTFOLIO OF INVESTMENTS
ING Retirement Conservative Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$614,208,075	$—	$—	$614,208,075
Total Investments, at value	$614,208,075	$—	$—	$614,208,075

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
10,718,251	@	ING Australia Index Portfolio - Class I	$103,216,761	2.3
37,964,094		ING Euro STOXX 50® Index Portfolio - Class I	358,381,052	7.8
23,193,072		ING FTSE 100 Index® Portfolio - Class I	289,913,397	6.3
3,990,444		ING Hang Seng Index Portfolio - Class I	50,159,885	1.1
21,980,568		ING Japan TOPIX Index Portfolio - Class I	231,235,577	5.0
51,697,621		ING RussellTM Mid Cap Index Portfolio - Class I	649,839,093	14.1
20,935,514		ING RussellTM Small Cap Index Portfolio - Class I	276,348,779	6.0
102,140,836		ING U.S. Bond Index Portfolio - Class I	1,133,763,280	24.7
128,225,767	@	ING U.S. Stock Index Portfolio - Class I	1,501,523,728	32.7
		Total Investments in Affiliated Investment Companies
		(Cost $4,029,870,477)	$4,594,381,552	100.0
		Liabilities in Excess of Other Assets	(599,919)	—
		Net Assets	$4,593,781,633	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $4,052,872,668.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$579,195,564
		Gross Unrealized Depreciation	(37,686,680)
		Net Unrealized Appreciation	$541,508,884

PORTFOLIO OF INVESTMENTS
ING Retirement Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$4,594,381,552	$—	$—	$4,594,381,552
Total Investments, at value	$4,594,381,552	$—	$—	$4,594,381,552

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
6,102,272	@	ING Australia Index Portfolio - Class I	$58,764,876	1.9
21,613,086		ING Euro STOXX 50® Index Portfolio - Class I	204,027,532	6.4
13,204,123		ING FTSE 100 Index® Portfolio - Class I	165,051,535	5.2
2,271,899		ING Hang Seng Index Portfolio - Class I	28,557,769	0.9
12,513,379		ING Japan TOPIX Index Portfolio - Class I	131,640,752	4.2
30,538,857		ING RussellTM Mid Cap Index Portfolio - Class I	383,873,432	12.1
9,618,424		ING RussellTM Small Cap Index Portfolio - Class I	126,963,199	4.0
98,551,585		ING U.S. Bond Index Portfolio - Class I	1,093,922,594	34.6
82,846,662	@	ING U.S. Stock Index Portfolio - Class I	970,134,410	30.7
		Total Investments in Affiliated Investment Companies
		(Cost $2,822,757,721)	$3,162,936,099	100.0
		Liabilities in Excess of Other Assets	(1,229,084)	—
		Net Assets	$3,161,707,015	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $2,836,366,320.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$346,538,441
		Gross Unrealized Depreciation	(19,968,662)
		Net Unrealized Appreciation	$326,569,779

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$3,162,936,099	$—	$—	$3,162,936,099
Total Investments, at value	$3,162,936,099	$—	$—	$3,162,936,099

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,072,045	@	ING Australia Index Portfolio - Class I	$29,583,789	1 .6
21,921,519		ING BlackRock Inflation Protected Bond Portfolio - Class I	242,013,570	12 .8
10,878,615		ING Euro STOXX 50® Index Portfolio - Class I	102,694,125	5 .5
6,646,473		ING FTSE 100 Index® Portfolio - Class I	83,080,917	4 .4
1,143,725		ING Hang Seng Index Portfolio - Class I	14,376,628	0 .8
6,298,883		ING Japan TOPIX Index Portfolio - Class I	66,264,250	3 .5
12,169,348		ING RussellTM Mid Cap Index Portfolio - Class I	152,968,707	8 .1
2,874,519		ING RussellTM Small Cap Index Portfolio - Class I	37,943,644	2 .0
62,280,818		ING U.S. Bond Index Portfolio - Class I	691,317,075	36 .7
39,615,462	@	ING U.S. Stock Index Portfolio - Class I	463,897,060	24 .6
		Total Investments in Affiliated Investment Companies
		(Cost $1,721,567,104)	$1,884,139,765	100 .0
		Liabilities in Excess of Other Assets	(538,933)	—
		Net Assets	$1,883,600,832	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,729,126,922.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$165,102,941
		Gross Unrealized Depreciation	(10,090,098)
		Net Unrealized Appreciation	$155,012,843

PORTFOLIO OF INVESTMENTS
ING Retirement Moderate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$1,884,139,765	$—	$—	$1,884,139,765
Total Investments, at value	$1,884,139,765	$—	$—	$1,884,139,765

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.3%
		Consumer Discretionary: 6.6%
987,000	@	Delphi Automotive PLC	$31,189,200	0.8
634,880	@	Dollar General Corp.	29,331,456	0.7
1,354,300	@	General Motors Co.	34,737,795	0.8
435,227		Hasbro, Inc.	15,981,535	0.4
706,200		Kohl’s Corp.	35,331,186	0.8
267,300		Lowe’s Cos., Inc.	8,387,874	0.2
907,500	@	TRW Automotive Holdings Corp.	42,153,375	1.0
1,853,000		Walt Disney Co.	81,124,340	1.9
			278,236,761	6.6
		Consumer Staples: 6.8%
20,000		Avon Products, Inc.	387,200	0.0
219,900		Coca-Cola Enterprises, Inc.	6,289,140	0.2
1,983,384		General Mills, Inc.	78,244,499	1.9
825,000		Kellogg Co.	44,244,750	1.0
1,216,134		PepsiCo, Inc.	80,690,491	1.9
434,797		Philip Morris International, Inc.	38,527,362	0.9
562,073		Procter & Gamble Co.	37,776,926	0.9
			286,160,368	6.8
		Energy: 4.8%
128,000		Apache Corp.	12,856,320	0.3
116,900		EOG Resources, Inc.	12,987,590	0.3
154,400		ExxonMobil Corp.	13,391,112	0.3
1,193,301		Nexen, Inc.	21,897,073	0.5
178,900		Schlumberger Ltd.	12,510,477	0.3
1,845,151		Spectra Energy Corp.	58,214,514	1.4
1,834,600	@	Weatherford International Ltd.	27,684,114	0.7
1,115,500		Williams Cos., Inc.	34,368,555	0.8
461,266	@	WPX Energy, Inc.	8,307,401	0.2
			202,217,156	4.8
		Financials: 6.5%
232,609		AON Corp.	11,411,798	0.3
168,300		Blackrock, Inc.	34,484,670	0.8
387,700		Charles Schwab Corp.	5,571,249	0.1
1,564,669	@	Invesco Ltd.	41,729,722	1.0
1,691,010		JPMorgan Chase & Co.	77,752,640	1.9
562,900		Northern Trust Corp.	26,709,605	0.6
1,567,500		TD Ameritrade Holding Corp.	30,942,450	0.7
1,389,000		US Bancorp.	44,003,520	1.1
73,981		XL Group PLC	1,604,648	0.0
			274,210,302	6.5
		Health Care: 11.6%
569,300		AmerisourceBergen Corp.	22,589,824	0.5
430,400		Covidien PLC	23,534,272	0.6
196,100	@	Express Scripts, Inc.	10,624,698	0.3
10,502	@	Henry Schein, Inc.	794,791	0.0
425,400	@	Laboratory Corp. of America Holdings	38,941,116	0.9
144,400		McKesson Corp.	12,673,988	0.3
6,386,337		Pfizer, Inc.	144,714,397	3.4
897,500		Quest Diagnostics	54,882,125	1.3
2,999,168		Thermo Fisher Scientific, Inc.	169,093,092	4.0
159,200		WellPoint, Inc.	11,748,960	0.3
			489,597,263	11.6
		Industrials: 9.0%
1,222,654		Cooper Industries PLC	78,188,723	1.9
1,832,800		CSX Corp.	39,441,856	0.9
1,764,962		Danaher Corp.	98,837,872	2.3
749,800		Ingersoll-Rand PLC	31,004,230	0.7
355,920		Pall Corp.	21,223,510	0.5
1,368,775		United Technologies Corp.	113,526,198	2.7
			382,222,389	9.0
		Information Technology: 9.4%
177,700		Accenture PLC	11,461,650	0.3
1,117,016	@	Amdocs Ltd.	35,275,366	0.8
156,400	@	Apple, Inc.	93,757,108	2.2
1,116,700		Cisco Systems, Inc.	23,618,205	0.6
639,100	@	Dell, Inc.	10,609,060	0.2
851,257	@	Fiserv, Inc.	59,068,723	1.4
77,600	@	Google, Inc. - Class A	49,760,224	1.2
28,400		International Business Machines Corp.	5,925,660	0.1
357,600		Microsoft Corp.	11,532,600	0.3
798,700		Oracle Corp.	23,290,092	0.5
1,163,308	@	TE Connectivity Ltd.	42,751,569	1.0
958,120		Texas Instruments, Inc.	32,202,413	0.8
			399,252,670	9.4
		Materials: 1.5%
1,093,490	@	Crown Holdings, Inc.	40,273,237	1.0
463,800		Potash Corp. of Saskatchewan	21,191,022	0.5
			61,464,259	1.5
		Telecommunications: 1.8%
2,430,100		AT&T, Inc.	75,892,023	1.8
		Utilities: 2.3%
1,793,898	@	AES Corp.	23,446,247	0.6
41,300		American Electric Power Co., Inc.	1,593,354	0.0
1,196,000		Edison International	50,841,960	1.2
456,690		MDU Resources Group, Inc.	10,225,289	0.3
228,800		Pacific Gas & Electric Co.	9,932,208	0.2
			96,039,058	2.3
		Total Common Stock (Cost $2,121,299,107)	2,545,292,249	60.3
PREFERRED STOCK: 1.6%
		Consumer Discretionary: 0.7%
354,700	L	General Motors Co.	14,844,195	0.4
303,700	P	Newell Financial Trust I	14,425,750	0.3
			29,269,945	0.7
		Consumer Staples: 0.1%
42	#	HJ Heinz Finance Co.	4,557,000	0.1
		Financials: 0.5%
374,000	@	Affiliated Managers Group, Inc.	18,629,875	0.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
164	@, P	Federal National Mortgage Association - Convertible Series 2004-1	$541,200	0.0
166,000	@, P	US Bancorp	4,513,540	0.1
			23,684,615	0.5
		Utilities: 0.3%
220,050	@	PPL Corp.	11,827,687	0.3
		Total Preferred Stock (Cost $83,788,329)	69,339,247	1.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.7%
		Consumer Discretionary: 5.6%
1,850,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	$1,882,375	0.0
7,425,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	7,592,063	0.2
6,334,125		Autoparts Holdings - TL 1L, 6.500%, 07/05/17	6,381,631	0.2
1,633,263		CCH II, LLC / CCH II Capital Corp., 13.500%, 11/30/16	1,866,003	0.0
8,362,271		Cedar Fair L.P., 4.000%, 12/15/17	8,393,947	0.2
5,120,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	5,017,600	0.1
1,035,000		Continental Airlines 2012-1 Class B Pass Thru Trusts, 6.250%, 04/11/20	1,053,112	0.0
9,750,000		Dollar General Corp., 2.991%, 07/07/14	9,774,697	0.2
1,325,000	&	Dollar General Corp., 11.875%, 07/15/17	1,444,263	0.0
4,072,482		Dollar General Corp., 2.994%, 07/07/14	4,082,798	0.1
76,992,486		Dunkin Brands, Inc. - TL, 4.000%, 11/23/17	77,064,551	1.8
17,325,728		Federal Mogul Corp., 2.178%, 12/27/15	16,692,854	0.4
27,212,965		Federal Mogul Corp., 2.180%, 12/28/15	26,218,930	0.6
1,300,000	#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	1,410,500	0.0
9,695,000		Lamar Media Corp., 9.750%, 04/01/14	10,955,350	0.3
530,000		Mattel, Inc., 2.500%, 11/01/16	542,649	0.0
5,075,000		MGM Resorts International, 9.000%, 03/15/20	5,671,312	0.1
2,130,000		MGM Resorts International, 10.375%, 05/15/14	2,425,538	0.1
4,290,000		MGM Resorts International, 13.000%, 11/15/13	4,992,487	0.1
3,175,000		Penske Auto Group, Inc., 7.750%, 12/15/16	3,313,938	0.1
2,700,000	#	Pernod-Ricard SA, 5.750%, 04/07/21	2,994,524	0.1
5,750,000		Rite Aid Corp. - TL 1, 4.500%, 03/03/18	5,694,300	0.1
2,313,375		SBA Senior Finance - TL B, 3.750%, 06/14/18	2,313,375	0.1
2,375,000	#	Sirius XM Radio, Inc., 9.750%, 09/01/15	2,576,875	0.1
2,280,000		Time Warner, Inc., 5.875%, 11/15/16	2,672,762	0.1
825,000	#	Univision Communications, Inc., 7.875%, 11/01/20	870,375	0.0
25,782,039		Univision Communications, Inc., 4.491%, 03/31/17	23,959,326	0.6
			237,858,135	5.6
		Consumer Staples: 0.2%
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,030,000	0.0
5,230,000	#	Pernod-Ricard SA, 4.250%, 07/15/22	5,252,212	0.1
3,000,000		Rite Aid Corp., 10.375%, 07/15/16	3,210,000	0.1
			9,492,212	0.2
		Energy: 2.3%
2,120,000		Consol Energy, Inc., 8.250%, 04/01/20	2,226,000	0.1
16,715,000		Consol Energy, Inc., 8.000%, 04/01/17	17,508,963	0.4
2,625,000		Denbury Resources, Inc., 8.250%, 02/15/20	2,946,562	0.1
3,970,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	4,426,550	0.1
1,340,000		Energy Transfer Partners L.P., 5.200%, 02/01/22	1,403,966	0.0
18,800,000		EQT Corp., 4.875%, 11/15/21	19,054,007	0.4
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,271,086	0.1
3,140,000		Noble Energy, Inc., 4.150%, 12/15/21	3,214,456	0.1
4,404,000		Oil States International, Inc., 2.375%, 07/01/25	10,850,355	0.3
7,688,000	L	Peabody Energy Corp., 4.750%, 12/15/41	7,342,040	0.2
2,170,000		Peabody Energy Corp., 6.500%, 09/15/20	2,180,850	0.1
5,000,000	#	Peabody Energy Corp., 6.000%, 11/15/18	4,925,000	0.1
2,080,000		Peabody Energy Corp., 7.375%, 11/01/16	2,293,200	0.1
1,125,000		PetroHawk Energy Corp., 10.500%, 08/01/14	1,258,594	0.0
5,025,000		Plains Exploration & Production Co., 6.750%, 02/01/22	5,276,250	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Energy (continued)
1,220,000			QEP Resources, Inc., 6.800%, 03/01/20	$1,275,438	0.0
	1,150,000		QEP Resources, Inc., 6.875%, 03/01/21	1,276,500	0.0
	1,075,000		Range Resources Corp., 5.750%, 06/01/21	1,134,125	0.0
	2,125,000		Range Resources Corp., 8.000%, 05/15/19	2,342,813	0.1
	850,000		Whiting Petroleum Corp., 6.500%, 10/01/18	909,500	0.0
				96,116,255	2.3
			Financials: 4.4%
	2,910,000		Boston Properties L.P., 3.700%, 11/15/18	3,013,256	0.1
	1,125,000	#	CIT Group, Inc., 5.250%, 04/01/14	1,154,531	0.0
	1,650,000	#	CNH Capital LLC, 6.250%, 11/01/16	1,777,875	0.0
	1,175,000		Delos Aircraft, Inc., 7.000%, 03/17/16	1,182,267	0.0
	14,458,697		DineEquity, Inc., 4.250%, 10/19/17	14,479,719	0.4
	2,552,000		Fidelity National Information Services, Inc. - TL B, 4.250%, 07/18/16	2,569,545	0.1
	4,000,000		Flying Fortress, Inc., 5.000%, 02/23/17	4,035,000	0.1
	3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,270,197	0.1
	10,660,000		Ford Motor Credit Co. LLC, 3.875%, 01/15/15	10,771,109	0.3
	3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,136,038	0.1
	3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,892,815	0.1
	5,800,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	6,264,876	0.2
	15,463,000	#	Host Hotels & Resorts L.P., 2.625%, 04/15/27	15,520,986	0.4
	4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,473,219	0.1
	5,475,000	#	International Lease Finance Corp., 6.750%, 09/01/16	5,892,469	0.1
	8,985,000	#	International Lease Finance Corp., 7.125%, 09/01/18	9,838,575	0.2
	14,435,000	#	International Lease Finance Corp., 6.500%, 09/01/14	15,319,144	0.4
	5,125,000		Janus Capital Group, Inc., 6.700%, 06/15/17	5,494,261	0.1
EUR	2,000,000	#	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, 7.500%, 03/15/19	2,854,132	0.1
	6,777,792		MSCI, Inc. - TL B, 3.750%, 03/14/17	6,782,028	0.2
	4,450,000		Nuveen Investment, Inc., 4.000%, 03/01/19	4,539,000	0.1
	5,495,931		Nuveen Investment, Inc., 5.829%, 11/13/14	5,497,652	0.1
	4,703,629		Nuveen Investments, 5.803%, 11/09/14	4,692,458	0.1
	6,346,523		Pinnacle Foods Finance LLC, 2.741%, 04/02/14	6,362,390	0.2
	1,610,936		Pinnacle Foods Finance LLC, 6.500%, 04/02/14	1,614,560	0.0
	1,425,000		Pinnacle Foods Finance LLC - TL E, 09/16/18	1,431,234	0.0
	210,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	239,925	0.0
	9,180,033		Reynolds Group Holdings, 6.500%, 02/09/18	9,307,929	0.2
	5,674,071		Reynolds Group Holdings, 6.500%, 07/07/18	5,753,122	0.1
	245,000		Synovus Financial Corp., 5.125%, 06/15/17	226,013	0.0
	5,230,000		UDR, Inc., 4.625%, 01/10/22	5,362,324	0.1
	4,170,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	4,274,250	0.1
	5,375,000		Vantiv LLC - TL B, 3.750%, 03/20/19	5,386,760	0.1
	3,150,000		Verisk Analytics, Inc., 4.875%, 01/15/19	3,341,117	0.1
	3,200,000		WorldPay Ltd. - Term B, 5.250%, 08/06/18	3,194,499	0.1
				183,945,275	4.4
			Health Care: 0.8%
	15,143,174		Bausch & Lomb, Inc., 3.720%, 01/22/15	15,139,389	0.4
	1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,806,875	0.0
	17,516,915		HCA, Inc., 1.494%, 11/18/12	17,514,129	0.4
				34,460,393	0.8
			Industrials: 1.2%
	1,575,000		Actuant Corp., 6.875%, 06/15/17	1,641,938	0.0
	630,000		Actuant Corp., 2.000%, 11/15/23	923,738	0.0
	1,095,757		American Airlines Pass-Through Trust, 10.375%, 07/02/19	1,191,636	0.0
	2,054,000		Continental Airlines, Inc., 4.500%, 01/15/15	2,790,873	0.1
	2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,269,687	0.1
	2,468,454		Continental Airlines, Inc., 9.000%, 07/08/16	2,814,037	0.1
	1,839,815		Continental Airlines, Inc., 7.250%, 11/10/19	2,060,592	0.1
	2,144,865		Delta Airlines, Inc., 7.750%, 12/17/19	2,445,146	0.1
	1,780,000		Delta Air Lines 2011-1 Pass Through Trust, 5.300%, 04/15/19	1,897,925	0.0
	3,775,000		Fleetpride Corp. - TL B, 6.750%, 11/11/17	3,812,750	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Industrials (continued)
1,370,000			RBS Global, Inc. and Rexnord Corp., 8.500%, 05/01/18	$1,476,175	0.0
	10,375,000		Schaeffler AG, 01/27/17	10,435,953	0.2
	2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,134,375	0.1
	2,000,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	2,145,000	0.1
	4,915,000		Tyco Electronics Group S.A., 6.000%, 10/01/12	5,044,913	0.1
	6,009,558		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	6,099,701	0.1
	892,697		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	892,697	0.0
				51,077,136	1.2
			Information Technology: 1.8%
	10,460,000	#	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17	11,453,700	0.3
	12,600,000		Colfax Corp. - TL B, 4.500%, 09/12/18	12,631,550	0.3
	6,225,000	#	First Data Corp., 7.375%, 06/15/19	6,372,844	0.1
	11,586,308		First Data Corp., 2.995%, 09/24/14	11,188,110	0.3
	14,501,335		First Data Corp., 2.995%, 09/24/14	14,002,953	0.3
	8,248,722		Interactive Data Corp., 4.500%, 02/11/18	8,271,060	0.2
	10,629,000		Xilinx, Inc., 3.125%, 03/15/37	13,551,975	0.3
				77,472,192	1.8
			Materials: 0.2%
	1,325,000		Ball Corp., 7.375%, 09/01/19	1,470,750	0.0
	3,130,000		Ecolab, Inc., 4.350%, 12/08/21	3,323,421	0.1
	2,300,000	#	Georgia-Pacific Corp., 8.250%, 05/01/16	2,537,337	0.1
	1,125,000		Silgan Holdings, Inc., 7.250%, 08/15/16	1,265,625	0.0
				8,597,133	0.2
			Telecommunication Services: 3.3%
	3,555,000		American Tower Corp., 4.500%, 01/15/18	3,739,039	0.1
	750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 2.741%, 09/06/14	751,205	0.0
	1,980,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,133,450	0.1
	14,359,793		Charter Communications, 3.720%, 09/06/16	14,341,844	0.3
	101,525		Charter Communications, 7.250%, 03/06/14	101,688	0.0
	3,430,000		Cricket Communications, Inc., 7.750%, 10/15/20	3,382,838	0.1
	6,640,000		Crown Castle International Corp., 7.125%, 11/01/19	7,287,400	0.2
	5,250,000		Crown Castle International Corp. - TL B, 4.000%, 01/10/19	5,229,583	0.1
	8,400,000		Crown Castle Operating Co., 4.000%, 01/31/19	8,367,332	0.2
	41,065,448		Intelsat Jackson Holdings Ltd., 5.250%, 04/03/18	41,329,458	1.0
	4,100,000		Nextel Communications, Inc., 5.950%, 03/15/14	4,120,500	0.1
	2,656,000		SBA Communications Corp., 1.875%, 05/01/13	3,366,480	0.1
	625,000		SBA Telecommunications, Inc., 8.250%, 08/15/19	692,187	0.0
	825,000		SBA Telecommunications, Inc., 8.000%, 08/15/16	891,000	0.0
	775,000		Sprint Capital Corp., 6.900%, 05/01/19	674,250	0.0
	15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	17,457,000	0.4
	1,060,000	#	Sprint Nextel Corp., 11.500%, 11/15/21	1,142,150	0.0
	7,225,000		Telesat Canada, Inc. - B1, 03/08/19	7,231,322	0.2
EUR	4,010,000	#	UPC Germany GmbH, 8.125%, 12/01/17	5,695,795	0.1
	6,010,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	6,385,625	0.2
	4,900,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	5,083,750	0.1
				139,403,896	3.3
			Telecommunications: 0.3%
	9,295,000		Crown Castle International Corp., 9.000%, 01/15/15	10,270,975	0.3
			Utilities: 0.6%
	7,875,000	#	Calpine Construction Finance Co. L.P., 8.000%, 06/01/16	8,603,438	0.2
	3,150,000	#	Calpine Corp., 7.500%, 02/15/21	3,378,375	0.1
	2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,364,299	0.1
	970,000		CMS Energy Corp., 8.750%, 06/15/19	1,187,881	0.0
	2,080,000		Entergy Corp., 4.700%, 01/15/17	2,168,221	0.0
	2,115,000		Nisource Finance Corp., 4.450%, 12/01/21	2,209,576	0.0
	2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,659,600	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
3,180,000		Tucson Electric Power Co., 5.150%, 11/15/21	$3,378,492	0.1
			25,949,882	0.6
		Total Corporate Bonds/Notes (Cost $831,763,892)	874,643,484	20.7
		Total Long-Term Investments (Cost $3,036,851,328)	3,489,274,980	82.6
SHORT-TERM INVESTMENTS: 18.8%
		Securities Lending Collateralcc(1): 0.2%
337,098		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $337,102, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $343,840, due 01/01/22-03/01/42)	337,098	0.0
1,601,207		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,601,229, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,633,231, due 03/31/12-04/01/42)	1,601,207	0.0
1,601,207		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,601,231, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,633,231, due 03/01/18-04/15/43)	1,601,207	0.1
1,601,207		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,601,233, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,633,231, due 07/19/12-04/01/42)	1,601,207	0.1
1,601,207		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,601,227, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $1,633,231, due 10/01/20-12/01/40)	1,601,207	0.0
			6,741,926	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 18.6%
786,858,002		T. Rowe Price Reserve Investment Fund (Cost $786,858,002)	$786,858,002	18.6
		Total Short-Term Investments (Cost $793,599,928)	793,599,928	18.8
		Total Investments in Securities (Cost $3,830,451,256)	$4,282,874,908	101.4
		Liabilities in Excess of Other Assets	(58,336,857)	(1.4)
		Net Assets	$4,224,538,051	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security

	&	Payment-in-kind
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	EUR	EU Euro
		Cost for federal income tax purposes is $3,832,773,139.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$484,313,970
		Gross Unrealized Depreciation	(34,212,201)
		Net Unrealized Appreciation	$450,101,769

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$2,545,292,249	$—	$—	$2,545,292,249
Preferred Stock	19,357,735	49,981,512	—	69,339,247
Corporate Bonds/Notes	—	874,643,484	—	874,643,484
Short-Term Investments	786,858,002	6,741,926	—	793,599,928
Total Investments, at value	$3,351,507,986	$931,366,922	$—	$4,282,874,908
Other Financial Instruments+
Forward Foreign Currency Contracts	—	870,772	—	870,772
Total Assets	$3,351,507,986	$932,237,694	$—	$4,283,745,680
Liabilities Table
Other Financial Instruments+
Written Options	$(17,455,247)	$—	$—	$(17,455,247)
Forward Foreign Currency Contracts	—	(442,200)	—	(442,200)
Total Liabilities	$(17,455,247)	$(442,200)	$—	$(17,897,447)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING T. Rowe Price Capital Appreciation Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Japanese Yen	817,291,229	Buy	05/31/12	$10,160,638	$9,879,689	$(280,949)
Merrill Lynch & Co., Inc.	Japanese Yen	521,717,771	Buy	05/31/12	6,467,950	6,306,699	(161,251)
							$(442,200)

The Bank of New York Mellon Corp.	Japanese Yen	126,912,000	Sell	05/31/12	$1,592,991	$1,534,155	$58,837
Deutsche Bank AG	Japanese Yen	1,212,097,000	Sell	05/31/12	15,464,169	14,652,234	811,935
							$870,772

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2012:

Exchange-Traded Options

Description/Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Value
Accenture PLC	65.00	01/19/13	342	$101,582	$(153,900)
AT&T, Inc.	30.00	01/19/13	6,550	989,350	(1,146,250)
AT&T, Inc.	32.00	01/19/13	7,878	571,342	(630,240)
Cisco Systems, Inc.	18.00	04/21/12	7,473	887,606	(2,383,887)
Covidien PLC	50.00	07/21/12	3,567	663,472	(1,961,850)
Dell, Inc.	17.50	01/19/13	6,391	824,423	(856,394)
Express Scripts, Inc.	60.00	01/19/13	49	14,651	(14,651)
Ingersoll-Rand PLC	40.00	01/19/13	2,744	879,932	(1,399,440)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

JPMorgan Chase & Co.	50.00	01/19/13	5,369	1,025,545	(1,025,479)
Microsoft Corp.	30.00	01/19/13	3,576	532,814	(1,305,240)
PepsiCo, Inc.	70.00	01/19/13	473	117,865	(64,801)
PepsiCo, Inc.	72.50	01/19/13	468	77,247	(33,696)
Pfizer, Inc.	22.50	01/20/13	32,616	3,955,063	(4,435,776)
Philip Morris International, Inc.	85.00	01/19/13	797	196,201	(565,870)
Philip Morris International, Inc.	90.00	01/19/13	798	102,323	(339,948)
Procter & Gamble Co.	70.00	01/19/13	548	98,731	(90,420)
Schlumberger Ltd.	75.00	01/19/13	1,789	1,428,821	(939,225)
Texas Instruments, Inc.	40.00	01/19/13	1,803	153,306	(108,180)
				$12,620,274	$(17,455,247)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Equity contracts	(17,455,247)
Foreign exchange contracts	428,572
Total	$(17,026,675)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 12.6%
362,700		Cablevision Systems Corp.	$5,324,436	0.3
185,500		Carnival Corp.	5,950,840	0.4
359,000		Comcast Corp. — Class A	10,773,590	0.7
146,300	@	General Motors Co.	3,752,595	0.2
129,700		Genuine Parts Co.	8,138,675	0.5
143,000		H&R Block, Inc.	2,355,210	0.1
177,500		Harley-Davidson, Inc.	8,711,700	0.6
140,600		Hasbro, Inc.	5,162,832	0.3
93,400		Home Depot, Inc.	4,698,954	0.3
211,600		Kohl’s Corp.	10,586,348	0.7
247,000		Macy’s, Inc.	9,813,310	0.6
118,075	@	Madison Square Garden, Inc.	4,038,165	0.3
199,325		Marriott International, Inc.	7,544,451	0.5
441,100		Mattel, Inc.	14,847,426	1.0
280,800		McGraw-Hill Cos., Inc.	13,610,376	0.9
456,900	@	New York Times Co.	3,102,351	0.2
640,300		Staples, Inc.	10,360,054	0.7
12,200		Tiffany & Co.	843,386	0.1
555,766		Time Warner, Inc.	20,980,166	1.4
439,800		Walt Disney Co.	19,254,444	1.3
223,900		Whirlpool Corp.	17,208,954	1.1
413,419		WPP PLC	5,652,697	0.4
			192,710,960	12.6
		Consumer Staples: 6.8%
365,200		Archer-Daniels-Midland Co.	11,562,232	0.7
564,100		Avon Products, Inc.	10,920,976	0.7
16,400		Beam, Inc.	960,548	0.1
367,100		Campbell Soup Co.	12,426,335	0.8
214,100		Clorox Co.	14,719,375	1.0
352,500		ConAgra Foods, Inc.	9,256,650	0.6
16,400		Hershey Co.	1,005,812	0.1
235,200		Kimberly-Clark Corp.	17,378,928	1.1
122,600		McCormick & Co., Inc.	6,673,118	0.4
123,600		Molson Coors Brewing Co.	5,592,900	0.4
197,700		PepsiCo, Inc.	13,117,395	0.9
			103,614,269	6.8
		Energy: 13.0%
211,000		Anadarko Petroleum Corp.	16,529,740	1.1
213,624		BP PLC ADR	9,613,080	0.6
381,190		Chevron Corp.	40,878,816	2.7
110,400		ConocoPhillips	8,391,504	0.6
317,700		Consol Energy, Inc.	10,833,570	0.7
170,200	L	Diamond Offshore Drilling	11,360,850	0.7
394,024		ExxonMobil Corp.	34,173,702	2.2
304,300		Murphy Oil Corp.	17,122,961	1.1
121,100		Petroleo Brasileiro SA ADR	3,216,416	0.2
378,100		Royal Dutch Shell PLC - Class A ADR	26,516,153	1.7
187,500		Schlumberger Ltd.	13,111,875	0.9
243,250		Spectra Energy Corp.	7,674,537	0.5
			199,423,204	13.0
		Financials: 20.2%
510,100		Allstate Corp.	16,792,492	1.1
536,100		American Express Co.	31,018,746	2.0
1,638,219		Bank of America Corp.	15,677,756	1.0
388,100		Bank of New York Mellon Corp.	9,364,853	0.6
203,800		Capital One Financial Corp.	11,359,812	0.7
95,300		Chubb Corp.	6,586,183	0.4
935,444		JPMorgan Chase & Co.	43,011,715	2.8
376,500		Legg Mason, Inc.	10,515,645	0.7
330,577		Lincoln National Corp.	8,714,010	0.6
98,600		Loews Corp.	3,931,182	0.3
505,600		Marsh & McLennan Cos., Inc.	16,578,624	1.1
222,700		Morgan Stanley	4,373,828	0.3
276,800		Northern Trust Corp.	13,134,160	0.9
236,800		NYSE Euronext	7,106,368	0.5
215,200		PNC Financial Services Group, Inc.	13,878,248	0.9
768,100		Regions Financial Corp.	5,061,779	0.3
686,100		SLM Corp.	10,812,936	0.7
263,000		Sun Life Financial, Inc.	6,230,470	0.4
459,600		SunTrust Bank	11,108,532	0.7
798,700		US Bancorp.	25,302,816	1.7
852,500		Wells Fargo & Co.	29,104,350	1.9
318,351		Weyerhaeuser Co.	6,978,254	0.5
65,100		XL Group PLC	1,412,019	0.1
			308,054,778	20.2
		Health Care: 6.8%
169,500		Amgen, Inc.	11,524,305	0.8
389,000		Bristol-Myers Squibb Co.	13,128,750	0.9
301,000		Johnson & Johnson	19,853,960	1.3
439,400		Merck & Co., Inc.	16,872,960	1.1
798,376		Pfizer, Inc.	18,091,200	1.2
132,300		Quest Diagnostics	8,090,145	0.5
279,100		Thermo Fisher Scientific, Inc.	15,735,658	1.0
			103,296,978	6.8
		Industrials: 13.1%
238,200		3M Co.	21,249,822	1.4
185,300		Avery Dennison Corp.	5,583,089	0.4
177,500		Boeing Co.	13,200,675	0.9
224,800		Cooper Industries PLC	14,375,960	0.9
238,600		Emerson Electric Co.	12,450,148	0.8
38,300	@	Fortune Brands Home & Security, Inc.	845,281	0.0
2,038,900		General Electric Co.	40,920,723	2.7
292,900		Honeywell International, Inc.	17,881,545	1.2
324,100		Illinois Tool Works, Inc.	18,512,592	1.2
210,200		Ingersoll-Rand PLC	8,691,770	0.6
86,650		ITT Corp.	1,987,751	0.1
90,300		Lockheed Martin Corp.	8,114,358	0.5
491,200		Masco Corp.	6,567,344	0.4
257,500	@	United Continental Holdings, Inc.	5,536,250	0.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
201,100		United Parcel Service, Inc. - Class B	$16,232,792	1.1
165,900	@, L	USG Corp.	2,853,480	0.2
173,300		Xylem, Inc.	4,809,075	0.3
			199,812,655	13.1
		Information Technology: 7.4%
277,300		Analog Devices, Inc.	11,202,920	0.7
727,200		Applied Materials, Inc.	9,046,368	0.6
651,300		Cisco Systems, Inc.	13,774,995	0.9
386,600		Computer Sciences Corp.	11,574,804	0.8
544,200		Corning, Inc.	7,662,336	0.5
70,600	@, L	First Solar, Inc.	1,768,530	0.1
350,800		Harris Corp.	15,814,064	1.0
482,600		Hewlett-Packard Co.	11,500,358	0.8
709,400		Microsoft Corp.	22,878,150	1.5
349,100	L	Nokia OYJ ADR	1,916,559	0.1
180,000		Texas Instruments, Inc.	6,049,800	0.4
			113,188,884	7.4
		Materials: 5.6%
158,000		EI Du Pont de Nemours & Co.	8,358,200	0.6
109,900		International Flavors & Fragrances, Inc.	6,440,140	0.4
576,293		International Paper Co.	20,227,884	1.3
263,900		MeadWestvaco Corp.	8,336,601	0.6
195,000		Monsanto Co.	15,553,200	1.0
368,900		Nucor Corp.	15,844,255	1.0
251,800		Vulcan Materials Co.	10,759,414	0.7
			85,519,694	5.6
		Telecommunications: 3.9%
849,103		AT&T, Inc.	26,517,487	1.7
229,110		CenturyTel, Inc.	8,855,102	0.6
307,504		Telefonica S.A.	5,045,090	0.4
325,350		Verizon Communications, Inc.	12,438,130	0.8
2,299,334		Vodafone Group PLC	6,342,308	0.4
			59,198,117	3.9
		Utilities: 6.5%
412,200		Duke Energy Corp.	8,660,322	0.6
237,500		Entergy Corp.	15,960,000	1.0
385,100		Exelon Corp.	15,099,771	1.0
149,900		FirstEnergy Corp.	6,833,941	0.4
662,100		NiSource, Inc.	16,122,135	1.1
161,600		Pinnacle West Capital Corp.	7,740,640	0.5
178,700		PPL Corp.	5,050,062	0.3
210,000		Progress Energy, Inc.	11,153,100	0.7
162,400		TECO Energy, Inc.	2,850,120	0.2
390,500		Xcel Energy, Inc.	10,336,535	0.7
			99,806,626	6.5
		Total Common Stock (Cost $1,260,753,984)	1,464,626,165	95.9
PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.7%
249,450	L	General Motors Co.	10,439,483	0.7
		Total Preferred Stock (Cost $12,600,169)	10,439,483	0.7
		Total Long-Term Investments (Cost $1,273,354,153)	1,475,065,648	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateral(cc)(1): 1.4%
5,111,263	BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $5,111,330, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $5,213,488, due 01/01/22-03/01/42)	$5,111,263	0.3
5,111,263	Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $5,111,334, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,213,488, due 03/31/12-04/01/42)	5,111,263	0.3
5,111,263	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $5,111,339, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $5,213,488, due 03/01/18-04/15/43)	5,111,263	0.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
5,111,263	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $5,111,347, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $5,213,488, due 07/19/12-04/01/42)	$5,111,263	0.3
1,076,054	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,076,067, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,097,575, due 12/01/17-04/01/42)	1,076,054	0.1
		21,521,106	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
38,494,725		T. Rowe Price Reserve Investment Fund (Cost $38,494,725)	$38,494,725	2.5
		Total Short-Term Investments (Cost $60,015,831)	60,015,831	3.9
		Total Investments in Securities (Cost $1,333,369,984)	$1,535,081,479	100.5
		Liabilities in Excess of Other Assets	(7,022,850)	(0.5)
		Net Assets	$1,528,058,629	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,347,677,797.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$295,897,839
		Gross Unrealized Depreciation		(108,494,157)
		Net Unrealized Appreciation		$187,403,682

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$187,058,263	$5,652,697	$—	$192,710,960
Consumer Staples	103,614,269	—	—	103,614,269
Energy	199,423,204	—	—	199,423,204
Financials	308,054,778	—	—	308,054,778
Health Care	103,296,978	—	—	103,296,978
Industrials	199,812,655	—	—	199,812,655
Information Technology	113,188,884	—	—	113,188,884
Materials	85,519,694	—	—	85,519,694
Telecommunications	47,810,719	11,387,398	—	59,198,117
Utilities	99,806,626	—	—	99,806,626
Total Common Stock	1,447,586,070	17,040,095	—	1,464,626,165
Preferred Stock	10,439,483	—	—	10,439,483
Short-Term Investments	38,494,725	21,521,106	—	60,015,831
Total Investments, at value	$1,496,520,278	$38,561,201	$—	$1,535,081,479

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Australia: 2.6%
313,460		Amcor Ltd.	$2,417,465	1.0
178,746		Asciano Group	909,507	0.4
26,210		CSL Ltd.	976,017	0.4
20,791		Macquarie Group Ltd.	628,993	0.2
48,413		WorleyParsons Ltd.	1,434,372	0.6
			6,366,354	2.6
		Belgium: 1.6%
53,977		Anheuser-Busch InBev NV	3,931,101	1.6

		Brazil: 5.7%
266,000		Banco Santander Brasil SA ADR	2,439,220	1.0
244,600		BM&F Bovespa S.A.	1,499,397	0.6
193,300		Itau Unibanco Holding S.A.	3,695,620	1.5
51,300		Lojas Renner SA	1,753,887	0.7
461,400		PDG Realty SA Empreendimentos e Participacoes	1,589,858	0.6
86,400		Petroleo Brasileiro SA ADR	2,208,384	0.9
44,600		Vale SA ADR	1,011,974	0.4
			14,198,340	5.7
		Canada: 4.3%
130,900		Eldorado Gold Corp.	1,797,915	0.7
59,500		Potash Corp. of Saskatchewan	2,718,555	1.1
52,200	L	Shoppers Drug Mart Corp.	2,292,205	0.9
38,300		Suncor Energy, Inc.	1,252,410	0.5
50,100		Tim Hortons, Inc.	2,680,170	1.1
			10,741,255	4.3
		China: 9.0%
33,800	@	Baidu.com ADR	4,927,026	2.0
162,000		Beijing Enterprises Holdings Ltd.	987,518	0.4
698,000		Belle International Holdings	1,256,193	0.5
2,952,000		China Construction Bank	2,278,410	0.9
3,984,000	L	GOME Electrical Appliances Holdings Ltd.	820,966	0.3
115,000		Hengan International Group Co., Ltd.	1,160,072	0.5
69,800	@	New Oriental Education & Technology Group ADR	1,916,708	0.8
1,775,500	L	Parkson Retail Group Ltd.	2,038,005	0.8
138,500		Ping An Insurance Group Co. of China Ltd.	1,046,793	0.4
657,400	@	Shanghai Pharmaceuticals Holding Co. Ltd.	1,054,073	0.4
4,400	@, L	Sina Corp.	286,000	0.1
88,200		Tencent Holdings Ltd.	2,462,057	1.0
24,500	@	Tudou Holdings Ltd. ADR	723,485	0.3
1,208,000		Want Want China Holdings Ltd.	1,351,673	0.6
			22,308,979	9.0
		Denmark: 1.9%
25,416	L	Carlsberg A/S	2,108,463	0.9
18,055		Novo-Nordisk A/S	2,507,111	1.0
			4,615,574	1.9
		France: 6.6%
26,761		Accor S.A.	955,105	0.4
17,446		Air Liquide	2,326,577	0.9
183,829		AXA S.A.	3,050,640	1.2
54,163		Eutelsat Communications	2,003,300	0.8
31,107		Groupe Danone	2,169,900	0.9
22,909		Pernod-Ricard S.A.	2,395,268	1.0
53,336		Schneider Electric S.A.	3,489,304	1.4
			16,390,094	6.6
		Germany: 5.3%
14,816		Adidas AG	1,157,739	0.5
28,894		Brenntag AG	3,537,734	1.4
26,910		Deutsche Boerse AG	1,811,949	0.7
22,332		Fresenius AG	2,290,047	0.9
26,072		Henkel KGaA - Vorzug	1,910,661	0.8
8,617		Linde AG	1,545,770	0.6
25,946		Software AG	971,680	0.4
			13,225,580	5.3
		Hong Kong: 3.3%
723,000		AIA Group Ltd.	2,654,218	1.1
455,000		Hang Lung Properties Ltd.	1,672,239	0.7
563,500		Kerry Properties Ltd.	2,547,778	1.0
540,000		Li & Fung Ltd.	1,235,823	0.5
			8,110,058	3.3
		India: 1.8%
76,279		Axis Bank Ltd. GDR	1,711,417	0.7
32,500	L	Infosys Technologies Ltd. ADR	1,853,475	0.7
32,270	#	Reliance Industries Ltd. GDR	942,709	0.4
			4,507,601	1.8
		Indonesia: 0.9%
933,500		Bank Mandiri Persero TBK PT	700,545	0.3
1,078,500	@	Sarana Menara Nusantara PT	1,536,249	0.6
			2,236,794	0.9
		Ireland: 0.8%
31,900		Accenture PLC	2,057,550	0.8

		Italy: 0.5%
206,800	@, L	Prada SpA	1,344,755	0.5

		Japan: 9.7%
62,200	L	Honda Motor Co., Ltd.	2,395,583	1.0
236		Inpex Holdings, Inc.	1,604,685	0.6
2,583		Jupiter Telecommunications Co.	2,587,057	1.0

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
66,000		Kirin Brewery Co., Ltd.	$859,396	0.3
97,100	L	Mitsubishi Corp.	2,272,331	0.9
95,600	L	Mitsui & Co., Ltd.	1,577,810	0.6
132,000		Mitsui Fudosan Co., Ltd.	2,549,043	1.0
30,400		Nippon Telegraph & Telephone Corp.	1,377,854	0.6
28,600		Sankyo Co., Ltd.	1,407,479	0.6
79,800		Softbank Corp.	2,375,739	1.0
148,300		Sony Financial Holdings, Inc.	2,646,266	1.1
44,800		Tokyo Electron Ltd.	2,583,364	1.0
			24,236,607	9.7
		Malaysia: 0.4%
364,500		CIMB Group Holdings Bhd	915,335	0.4

		Mexico: 0.4%
39,121		Fresnillo PLC	1,003,120	0.4

		Netherlands: 1.9%
32,468		ASML Holding NV	1,626,699	0.6
90,180		Royal Dutch Shell PLC - Class B	3,175,880	1.3
			4,802,579	1.9
		Norway: 0.8%
76,863		Acergy S.A.	2,035,771	0.8

		Portugal: 1.0%
123,142	@	Jeronimo Martins	2,508,266	1.0

		Russia: 0.4%
38,074	@	X5 Retail Group N.V. GDR	873,602	0.4

		Singapore: 0.5%
930,000		CapitaMall Trust	1,334,738	0.5

		South Korea: 2.6%
7,889		Hyundai Mobis	2,002,368	0.8
4,165		NHN Corp.	955,948	0.4
3,047		Samsung Electronics Co., Ltd.	3,437,183	1.4
			6,395,499	2.6
		Spain: 1.0%
159,637		Banco Santander Central Hispano S.A.	1,227,623	0.5
83,236		Telefonica S.A.	1,365,619	0.5
			2,593,242	1.0
		Sweden: 1.3%
42,144		Assa Abloy AB	1,320,319	0.5
79,852		Atlas Copco AB - Class A	1,931,945	0.8
			3,252,264	1.3
		Switzerland: 6.7%
65,482		ABB Ltd.	1,340,128	0.5
59,848		Compagnie Financiere Richemont S.A.	3,751,294	1.5
110,404		Credit Suisse Group	3,146,701	1.3
29,024		Julius Baer Group Ltd.	1,171,935	0.5
17,516		Kuehne & Nagel International AG	2,369,640	0.9
15,316		Nestle S.A.	963,630	0.4
1,026		SGS S.A.	1,995,221	0.8
17,564		Sonova Holding AG - Reg	1,951,408	0.8
			16,689,957	6.7
		Taiwan: 0.5%
500,000		Synnex Technology International Corp.	1,244,913	0.5

		Thailand: 0.3%
139,100		Kasikornbank PCL	694,504	0.3

		Turkey: 0.9%
27,312		BIM Birlesik Magazalar AS	1,036,522	0.4
320,467		Turkiye Garanti Bankasi A/S	1,270,281	0.5
			2,306,803	0.9
		United Arab Emirates: 0.7%
154,493		DP World Ltd.	1,803,300	0.7

		United Kingdom: 17.6%
55,813		Anglo American PLC	2,092,049	0.8
95,191		Antofagasta PLC	1,759,090	0.7
107,688		BG Group PLC	2,496,908	1.0
69,359		BHP Billiton PLC	2,125,642	0.9
182,314		British Sky Broadcasting PLC	1,972,312	0.8
164,987		Capita Group PLC	1,935,023	0.8
290,848		Compass Group PLC	3,049,090	1.2
194,965		Experian Group Ltd.	3,041,173	1.2
124,780		GlaxoSmithKline PLC	2,789,539	1.1
210,321		HSBC Holdings PLC	1,868,103	0.8
56,419		Intertek Group PLC	2,266,756	0.9
230,777		Rolls-Royce Holdings PLC	2,997,994	1.2
21,635		SABMiller PLC	868,797	0.4
260,997		Serco Group PLC	2,266,921	0.9
135,865		Standard Chartered PLC	3,392,749	1.4
398,488		Tesco PLC	2,103,212	0.8
92,569		Tullow Oil PLC	2,262,518	0.9
327,128		WPP PLC	4,472,836	1.8
			43,760,712	17.6
		United States: 4.8%
73,500		Carnival Corp.	2,357,880	0.9
62,400	@	Liberty Global, Inc.	3,124,992	1.3
84,000	@	NII Holdings, Inc.	1,538,040	0.6
17,165	@	Peixe Urbano, Inc.	565,087	0.2
2,900	@	Priceline.com, Inc.	2,080,750	0.8
34,200		Schlumberger Ltd.	2,391,606	1.0
			12,058,355	4.8
		Total Common Stock (Cost $236,250,532)	238,543,602	95.8

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.9%
		Securities Lending Collateral(cc)(1): 6.3%
3,698,013		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $3,698,068, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $3,771,973, due 03/01/18-04/15/43)	$3,698,013	1.5
3,698,013		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $3,698,074, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $3,771,973, due 07/19/12-04/01/42)	3,698,013	1.5
778,529		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $778,542, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $794,100, due 10/01/13-06/25/43)	778,529	0.3
3,698,013		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $3,698,065, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $3,771,973, due 01/15/13-04/01/42)	3,698,013	1.5
3,698,013		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $3,698,059, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $3,771,973, due 12/01/17-04/01/42)	3,698,013	1.5
			15,570,581	6.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.6%
9,008,864		T. Rowe Price Reserve Investment Fund (Cost $9,008,864)	$9,008,864	3.6
		Total Short-Term Investments (Cost $24,579,445)	24,579,445	9.9
		Total Investments in Securities (Cost $260,829,977)	$263,123,047	105.7
		Liabilities in Excess of Other Assets	(14,176,522)	(5.7)
		Net Assets	$248,946,525	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $262,039,406.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$19,576,652
		Gross Unrealized Depreciation	(18,493,011)
		Net Unrealized Appreciation	$1,083,641

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price International Stock Portfolio	as of March 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.4%
Consumer Staples	10.9
Energy	8.0
Financials	18.6
Health Care	4.6
Industrials	14.9
Information Technology	9.2
Materials	7.5
Telecommunications	2.7
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(5.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$6,366,354	$—	$6,366,354
Belgium	—	3,931,101	—	3,931,101
Brazil	14,198,340	—	—	14,198,340
Canada	10,741,255	—	—	10,741,255
China	7,853,219	14,455,760	—	22,308,979
Denmark	—	4,615,574	—	4,615,574
France	—	16,390,094	—	16,390,094
Germany	—	13,225,580	—	13,225,580
Hong Kong	—	8,110,058	—	8,110,058
India	1,853,475	2,654,126	—	4,507,601
Indonesia	1,536,249	700,545	—	2,236,794
Ireland	2,057,550	—	—	2,057,550
Italy	—	1,344,755	—	1,344,755
Japan	2,587,057	21,649,550	—	24,236,607
Malaysia	915,335	—	—	915,335
Mexico	—	1,003,120	—	1,003,120
Netherlands	—	4,802,579	—	4,802,579
Norway	—	2,035,771	—	2,035,771
Portugal	—	2,508,266	—	2,508,266
Russia	—	873,602	—	873,602
Singapore	—	1,334,738	—	1,334,738
South Korea	—	6,395,499	—	6,395,499
Spain	—	2,593,242	—	2,593,242
Sweden	—	3,252,264	—	3,252,264
Switzerland	—	16,689,957	—	16,689,957
Taiwan	—	1,244,913	—	1,244,913
Thailand	—	694,504	—	694,504
Turkey	—	2,306,803	—	2,306,803
United Arab Emirates	—	1,803,300	—	1,803,300
United Kingdom	—	43,760,712	—	43,760,712
United States	11,493,268	565,087	—	12,058,355
Total Common Stock	53,235,748	185,307,854	—	238,543,602
Short-Term Investments	9,008,864	15,570,581	—	24,579,445
Total Investments, at value	$62,244,612	$200,878,435	$—	$263,123,047

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Austria: 0.5%
229,810		Telekom Austria AG	$2,677,236	0.5

		Bermuda: 0.7%
52,820		RenaissanceRe Holdings Ltd.	4,000,059	0.7

		Brazil: 0.7%
55,330		Petroleo Brasileiro SA ADR	1,414,235	0.2
111,130		Vale SA ADR	2,521,539	0.5
			3,935,774	0.7
		China: 0.6%
165,500		China Mobile Ltd.	1,822,416	0.3
25,000	L	China Telecom Corp., Ltd. ADR ADR	1,372,500	0.3
			3,194,916	0.6
		France: 9.9%
167,500		Alstom	6,537,790	1.2
365,002		AXA S.A.	6,057,203	1.1
92,080		BNP Paribas	4,380,286	0.8
62,508		Cie Generale des Etablissements Michelin	4,656,571	0.9
699,560		Credit Agricole S.A.	4,355,874	0.8
290,480		France Telecom S.A.	4,308,093	0.8
128,780		Sanofi-Aventis	9,992,288	1.9
165,330		Total S.A.	8,445,030	1.6
217,790		Vivendi	3,999,435	0.8
			52,732,570	9.9
		Germany: 5.8%
430,200		Deutsche Lufthansa AG	6,015,755	1.1
162,440		Deutsche Post AG	3,126,812	0.6
37,540		Merck KGaA	4,154,196	0.8
33,920		Muenchener Rueckversicherungs AG	5,115,199	1.0
78,420		SAP AG	5,477,327	1.0
69,520		Siemens AG	7,010,715	1.3
			30,900,004	5.8
		Hong Kong: 0.6%
360,800		AIA Group Ltd.	1,324,539	0.3
140,000		Cheung Kong Holdings Ltd.	1,810,482	0.3
			3,135,021	0.6
		India: 0.5%
76,440		ICICI Bank Ltd. ADR	2,665,463	0.5

		Italy: 3.3%
259,567		ENI S.p.A.	6,083,025	1.1
2,636,220		Intesa Sanpaolo S.p.A.	4,725,173	0.9
1,398,491		UniCredit SpA	7,003,437	1.3
			17,811,635	3.3
		Japan: 4.0%
381,500		Konica Minolta Holdings, Inc.	3,366,256	0.7
1,283,000		Mazda Motor Corp.	2,272,646	0.4
28,900	L	Nintendo Co., Ltd.	4,389,475	0.8
342,600	L	Nissan Motor Co., Ltd.	3,683,648	0.7
371,900		Nomura Holdings, Inc.	1,657,611	0.3
136,700		Toyota Motor Corp.	5,948,105	1.1
			21,317,741	4.0
		Netherlands: 5.2%
74,112		Akzo Nobel NV	4,377,839	0.8
131,060		Randstad Holdings NV	4,951,559	1.0
3,471		Royal Dutch Shell PLC - Class A	121,401	0.0
289,237		Royal Dutch Shell PLC - Class B	10,186,096	1.9
290,910		Koninklijke Philips Electronics NV	5,904,333	1.1
110,348		SBM Offshore NV	2,257,791	0.4
			27,799,019	5.2
		Norway: 0.8%
152,630		Statoil ASA	4,142,701	0.8

		Russia: 1.0%
418,290		Gazprom OAO ADR	5,103,138	1.0

		Singapore: 3.1%
313,980		DBS Group Holdings Ltd.	3,547,804	0.6
570,980	@	Flextronics International Ltd.	4,128,185	0.8
3,607,000		Singapore Telecommunications Ltd.	9,055,202	1.7
			16,731,191	3.1
		South Korea: 3.0%
120,170		KB Financial Group, Inc.	4,406,505	0.8
10,189		Samsung Electronics Co., Ltd.	11,493,751	2.2
			15,900,256	3.0
		Spain: 0.7%
233,371		Telefonica S.A.	3,828,821	0.7

		Sweden: 0.8%
414,521		Telefonaktiebolaget LM Ericsson	4,289,219	0.8

		Switzerland: 5.0%
28,350		Adecco S.A.	1,484,863	0.3
168,480		Credit Suisse Group	4,801,964	0.9
50,040		Roche Holding AG - Genusschein	8,708,479	1.6
109,330		Swiss Re Ltd.	6,981,782	1.3
331,460		UBS AG - Reg	4,645,335	0.9
			26,622,423	5.0
		Taiwan: 1.0%
362,128		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,533,316	1.0

		Turkey: 0.5%
221,600	@	Turkcell Iletisim Hizmet AS ADR	2,792,160	0.5

		United Kingdom: 12.9%
1,104,186		Aviva PLC	5,860,753	1.1
530,620		BAE Systems PLC	2,546,649	0.5

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
1,022,410		BP PLC	$7,614,122	1.4
147,170		Carillion PLC	702,496	0.1
374,121		CRH PLC	7,664,927	1.5
361,130		GlaxoSmithKline PLC	8,073,298	1.5
549,473		HSBC Holdings PLC	4,873,830	0.9
2,271,700	@	International Consolidated Airlines Group SA	6,499,282	1.2
1,458,820		Kingfisher PLC	7,157,414	1.4
1,077,820	@	Rentokil Initial PLC	1,474,807	0.3
1,036,920		Tesco PLC	5,472,845	1.0
3,918,007		Vodafone Group PLC	10,807,132	2.0
			68,747,555	12.9
		United States: 37.5%
73,630		American Express Co.	4,260,232	0.8
238,200		Amgen, Inc.	16,195,218	3.0
153,480		Baker Hughes, Inc.	6,436,951	1.2
228,360		Bank of America Corp.	2,185,405	0.4
514,160	@	Brocade Communications Systems, Inc.	2,956,420	0.5
56,130		Chevron Corp.	6,019,381	1.1
443,070		Cisco Systems, Inc.	9,370,931	1.7
182,920		Citigroup, Inc.	6,685,726	1.2
328,880		Comcast Corp. – Class A	9,869,689	1.8
145,555		CVS Caremark Corp.	6,520,864	1.2
153,920	@	Dell, Inc.	2,555,072	0.5
57,410		FedEx Corp.	5,279,424	1.0
242,140		General Electric Co.	4,859,750	0.9
30,520		Halliburton Co.	1,012,959	0.2
148,880		Hewlett-Packard Co.	3,547,810	0.7
71,240		Home Depot, Inc.	3,584,084	0.7
90,650		JPMorgan Chase & Co.	4,168,087	0.8
144,030		Medtronic, Inc.	5,644,536	1.1
190,820		Merck & Co., Inc.	7,327,488	1.4
424,260		Microsoft Corp.	13,682,385	2.6
284,070		Morgan Stanley	5,579,135	1.0
54,000	@	Navistar International Corp.	2,184,300	0.4
460,550		News Corp. - Class A	9,068,229	1.7
115,880		Noble Corp.	4,342,024	0.8
140,690		Oracle Corp.	4,102,520	0.8
560,670		Pfizer, Inc.	12,704,782	2.4
50,750		Quest Diagnostics	3,103,363	0.6
51,380		Seagate Technology	1,384,691	0.3
1,798,217	@	Sprint Nextel Corp.	5,124,918	1.0
62,540		Target Corp.	3,644,206	0.7
80,290	@	TE Connectivity Ltd.	2,950,658	0.5
71,822		Time Warner Cable, Inc.	5,853,493	1.1
127,003		Time Warner, Inc.	4,794,363	0.9
76,450		United Parcel Service, Inc. - Class B	6,171,044	1.2
55,270		Viacom - Class B	2,623,114	0.5
100,830		Walt Disney Co.	4,414,337	0.8
			200,207,589	37.5
		Total Common Stock
		(Cost $562,732,914)	524,067,807	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		U.S. Government Agency Obligations: 0.8%
4,000,000	Z	Federal Home Loan Bank Discount Notes, 04/02/12 (Cost $4,000,000)	$4,000,000	0.8

		Securities Lending Collateral(cc)(1): 0.6%
376,492		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $376,497, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $384,022, due 01/01/22-03/01/42)	376,492	0.0
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	1,000,000	0.2
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	1,000,000	0.2

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,000,016, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $1,020,000, due 07/19/12-04/01/42)	$1,000,000	0.2
			3,376,492	0.6
		Total Short-Term Investments
		(Cost $7,376,492)	7,376,492	1.4
		Total Investments in Securities (Cost $570,109,406)	$531,444,299	99.5
		Assets in Excess of Other Liabilities	2,584,067	0.5
		Net Assets	$534,028,366	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $570,489,692.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$62,267,015
		Gross Unrealized Depreciation	(101,312,408)
		Net Unrealized Depreciation	$(39,045,393)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	12.7%
Consumer Staples	2.2
Energy	11.7
Financials	18.7
Health Care	14.3
Industrials	12.2
Information Technology	14.9
Materials	2.8
Telecommunications	8.6
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Austria	$—	$2,677,236	$—	$2,677,236
Bermuda	4,000,059	—	—	4,000,059
Brazil	3,935,774	—	—	3,935,774
China	1,372,500	1,822,416	—	3,194,916
France	—	52,732,570	—	52,732,570
Germany	—	30,900,004	—	30,900,004
Hong Kong	—	3,135,021	—	3,135,021
India	2,665,463	—	—	2,665,463
Italy	—	17,811,635	—	17,811,635
Japan	—	21,317,741	—	21,317,741
Netherlands	—	27,799,019	—	27,799,019
Norway	—	4,142,701	—	4,142,701
Russia	5,103,138	—	—	5,103,138
Singapore	4,128,185	12,603,006	—	16,731,191
South Korea	—	15,900,256	—	15,900,256
Spain	—	3,828,821	—	3,828,821
Sweden	—	4,289,219	—	4,289,219
Switzerland	—	26,622,423	—	26,622,423
Taiwan	5,533,316	—	—	5,533,316
Turkey	2,792,160	—	—	2,792,160
United Kingdom	—	68,747,555	—	68,747,555
United States	200,207,589	—	—	200,207,589
Total Common Stock	229,738,184	294,329,623	—	524,067,807
Short-Term Investments	—	7,376,492	—	7,376,492
Total Investments, at value	$229,738,184	$301,706,115	$—	$531,444,299

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 11.0%
29,400		Abercrombie & Fitch Co.	$1,458,534	0.0
122,185	@	Amazon.com, Inc.	24,743,684	0.6
41,226	@	Apollo Group, Inc. - Class A	1,592,973	0.0
19,930	@, L	Autonation, Inc.	683,798	0.0
9,867	@	Autozone, Inc.	3,668,551	0.1
82,424	@	Bed Bath & Beyond, Inc.	5,421,026	0.1
102,055		Best Buy Co., Inc.	2,416,662	0.1
23,612	@	Big Lots, Inc.	1,015,788	0.0
35,600	@	BorgWarner, Inc.	3,002,504	0.1
75,800		Cablevision Systems Corp.	1,112,744	0.0
76,200	@	Carmax, Inc.	2,640,330	0.1
155,715		Carnival Corp.	4,995,337	0.1
225,650		CBS Corp. - Class B	7,651,791	0.2
10,600	@	Chipotle Mexican Grill, Inc.	4,430,800	0.1
97,415		Coach, Inc.	7,528,231	0.2
925,763		Comcast Corp. – Class A	27,782,148	0.6
45,269		Darden Restaurants, Inc.	2,315,962	0.1
20,800		DeVry, Inc.	704,496	0.0
240,120	@	DIRECTV	11,847,521	0.3
92,100	@	Discovery Communications, Inc. - Class A	4,660,260	0.1
36,400	@	Dollar Tree, Inc.	3,439,436	0.1
93,615		D.R. Horton, Inc.	1,420,140	0.0
32,750	L	Expedia, Inc.	1,095,160	0.0
40,543		Family Dollar Stores, Inc.	2,565,561	0.1
1,279,568		Ford Motor Co.	15,981,804	0.4
46,900	L	GameStop Corp.	1,024,296	0.0
81,023		Gannett Co., Inc.	1,242,083	0.0
123,012		Gap, Inc.	3,215,534	0.1
52,767		Genuine Parts Co.	3,311,129	0.1
82,362	@	Goodyear Tire & Rubber Co.	924,102	0.0
102,918		H&R Block, Inc.	1,695,059	0.0
79,590		Harley-Davidson, Inc.	3,906,277	0.1
23,560		Harman International Industries, Inc.	1,102,844	0.0
42,823		Hasbro, Inc.	1,572,461	0.0
526,800		Home Depot, Inc.	26,503,308	0.6
100,430		International Game Technology	1,686,220	0.0
161,125		Interpublic Group of Cos., Inc.	1,838,436	0.1
48,122		JC Penney Co., Inc.	1,704,962	0.0
228,846		Johnson Controls, Inc.	7,432,918	0.2
87,053		Kohl’s Corp.	4,355,262	0.1
47,611		Leggett & Platt, Inc.	1,095,529	0.0
54,075	L	Lennar Corp.	1,469,759	0.0
424,452		Lowe’s Cos., Inc.	13,319,304	0.3
83,338		Limited Brands, Inc.	4,000,224	0.1
143,759		Macy’s, Inc.	5,711,545	0.1
95,119		Marriott International, Inc.	3,600,254	0.1
115,400		Mattel, Inc.	3,884,364	0.1
347,456		McDonald’s Corp.	34,085,434	0.8
101,497		McGraw-Hill Cos., Inc.	4,919,560	0.1
17,600	@	NetFlix, Inc.	2,024,704	0.1
98,153		Newell Rubbermaid, Inc.	1,748,105	0.1
747,725		News Corp. - Class A	14,722,705	0.3
127,970		Nike, Inc.	13,877,067	0.3
55,069		Nordstrom, Inc.	3,068,445	0.1
94,062		Omnicom Group	4,764,240	0.1
45,700	@	O’Reilly Automotive, Inc.	4,174,695	0.1
16,800	@	Priceline.com, Inc.	12,054,000	0.3
113,372	@	Pulte Homes, Inc.	1,003,342	0.0
21,800		Ralph Lauren Corp.	3,800,394	0.1
77,900		Ross Stores, Inc.	4,525,990	0.1
33,200		Scripps Networks Interactive - Class A	1,616,508	0.0
13,482	@, L	Sears Holding Corp.	893,183	0.0
238,819		Staples, Inc.	3,864,091	0.1
251,251		Starbucks Corp.	14,042,418	0.3
64,724		Starwood Hotels & Resorts Worldwide, Inc.	3,651,081	0.1
227,449		Target Corp.	13,253,453	0.3
42,868		Tiffany & Co.	2,963,465	0.1
109,419		Time Warner Cable, Inc.	8,917,648	0.2
340,851		Time Warner, Inc.	12,867,125	0.3
256,610		TJX Cos., Inc.	10,189,983	0.2
32,750	@	TripAdvisor, Inc.	1,168,193	0.0
39,900	@	Urban Outfitters, Inc.	1,161,489	0.0
29,151		VF Corp.	4,255,463	0.1
193,520		Viacom - Class B	9,184,459	0.2
614,449		Walt Disney Co.	26,900,577	0.6
1,740	L	Washington Post	650,012	0.0
25,756		Whirlpool Corp.	1,979,606	0.1
55,234		Wyndham Worldwide Corp.	2,568,933	0.1
26,900		Wynn Resorts Ltd.	3,359,272	0.1
156,310		Yum! Brands, Inc.	11,126,146	0.3
			478,152,897	11.0
		Consumer Staples: 10.7%
697,492		Altria Group, Inc.	21,531,578	0.5
227,580		Archer-Daniels-Midland Co.	7,205,183	0.2
145,103		Avon Products, Inc.	2,809,194	0.1
52,028		Beam, Inc.	3,047,280	0.1
33,968		Brown-Forman Corp.	2,832,592	0.1
60,500		Campbell Soup Co.	2,047,925	0.1
44,227		Clorox Co.	3,040,606	0.1
773,247		Coca-Cola Co.	57,228,010	1.3
107,312		Coca-Cola Enterprises, Inc.	3,069,123	0.1
163,775		Colgate-Palmolive Co.	16,013,920	0.4
139,500		ConAgra Foods, Inc.	3,663,270	0.1
62,165	@	Constellation Brands, Inc.	1,466,472	0.0
147,400		Costco Wholesale Corp.	13,383,920	0.3
442,947		CVS Caremark Corp.	19,844,026	0.5
61,920	@	Dean Foods Co.	749,851	0.0
73,100		Dr Pepper Snapple Group, Inc.	2,939,351	0.1
76,370		Estee Lauder Cos., Inc.	4,730,358	0.1
217,714		General Mills, Inc.	8,588,817	0.2
52,004		Hershey Co.	3,189,405	0.1
108,181		HJ Heinz Co.	5,793,093	0.1
46,800		Hormel Foods Corp.	1,381,536	0.0
38,350		JM Smucker Co.	3,120,156	0.1
84,080		Kellogg Co.	4,509,210	0.1
131,937		Kimberly-Clark Corp.	9,748,825	0.2
594,800		Kraft Foods, Inc.	22,608,348	0.5
203,792		Kroger Co.	4,937,880	0.1
46,606		Lorillard, Inc.	6,034,545	0.1
44,568		McCormick & Co., Inc.	2,425,836	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Staples (continued)
68,700		Mead Johnson Nutrition Co.	$5,666,376	0.1
54,886		Molson Coors Brewing Co.	2,483,592	0.1
532,940		PepsiCo, Inc.	35,360,569	0.8
591,392		Philip Morris International, Inc.	52,403,245	1.2
931,127		Procter & Gamble Co.	62,581,046	1.4
113,744		Reynolds American, Inc.	4,713,551	0.1
98,006	L	Safeway, Inc.	1,980,701	0.0
198,284		Sara Lee Corp.	4,269,055	0.1
71,533	L	Supervalu, Inc.	408,453	0.0
199,654		Sysco Corp.	5,961,668	0.1
99,820		Tyson Foods, Inc.	1,911,553	0.0
304,867		Walgreen Co.	10,209,996	0.2
591,973		Wal-Mart Stores, Inc.	36,228,748	0.8
53,100		Whole Foods Market, Inc.	4,417,920	0.1
			466,536,783	10.7
		Energy: 11.2%
76,279	@	Alpha Natural Resources, Inc.	1,160,204	0.0
167,678		Anadarko Petroleum Corp.	13,135,895	0.3
129,411		Apache Corp.	12,998,041	0.3
146,951		Baker Hughes, Inc.	6,163,125	0.1
70,200		Cabot Oil & Gas Corp.	2,188,134	0.1
82,600	@	Cameron International Corp.	4,363,758	0.1
222,600		Chesapeake Energy Corp.	5,157,642	0.1
674,485		Chevron Corp.	72,331,771	1.7
440,244		ConocoPhillips	33,462,946	0.8
76,395		Consol Energy, Inc.	2,605,069	0.1
135,500	@	Denbury Resources, Inc.	2,470,165	0.1
140,299		Devon Energy Corp.	9,978,065	0.2
23,400	L	Diamond Offshore Drilling	1,561,950	0.0
259,404		El Paso Corp.	7,665,388	0.2
90,422		EOG Resources, Inc.	10,045,884	0.2
50,400		EQT Corp.	2,429,784	0.1
1,608,035		ExxonMobil Corp.	139,464,876	3.2
80,900	@	FMC Technologies, Inc.	4,078,978	0.1
309,742		Halliburton Co.	10,280,337	0.2
36,100		Helmerich & Payne, Inc.	1,947,595	0.1
101,930		Hess Corp.	6,008,773	0.1
240,534		Marathon Oil Corp.	7,624,928	0.2
120,017		Marathon Petroleum Corp.	5,203,937	0.1
65,205		Murphy Oil Corp.	3,669,085	0.1
96,812	@	Nabors Industries Ltd.	1,693,242	0.0
142,700		National Oilwell Varco, Inc.	11,340,369	0.3
44,600	@	Newfield Exploration Co.	1,546,728	0.0
85,000		Noble Corp.	3,184,950	0.1
59,400		Noble Energy, Inc.	5,808,132	0.1
273,639		Occidental Petroleum Corp.	26,058,642	0.6
91,220		Peabody Energy Corp.	2,641,731	0.1
39,300		Pioneer Natural Resources Co.	4,385,487	0.1
59,500		QEP Resources, Inc.	1,814,750	0.1
54,200		Range Resources Corp.	3,151,188	0.1
42,972	@	Rowan Cos., Inc.	1,415,068	0.0
454,380		Schlumberger Ltd.	31,774,793	0.7
117,200	@	Southwestern Energy Co.	3,586,320	0.1
219,021		Spectra Energy Corp.	6,910,113	0.2
38,188		Sunoco, Inc.	1,456,872	0.0
48,500	@	Tesoro Corp.	1,301,740	0.0
192,706		Valero Energy Corp.	4,966,034	0.1
198,286		Williams Cos., Inc.	6,109,192	0.1
66,095	@	WPX Energy, Inc.	1,190,371	0.0
			486,332,052	11.2
		Financials: 14.8%
113,700		ACE Ltd.	8,322,840	0.2
157,291		Aflac, Inc.	7,233,813	0.2
174,003		Allstate Corp.	5,728,179	0.1
341,674		American Express Co.	19,769,258	0.5
175,339	@	American International Group, Inc.	5,405,701	0.1
133,300		American Tower Corp.	8,400,566	0.2
79,558		Ameriprise Financial, Inc.	4,545,149	0.1
110,092		AON Corp.	5,401,114	0.1
40,728		Apartment Investment & Management Co.	1,075,627	0.0
31,900		Assurant, Inc.	1,291,950	0.0
31,704		AvalonBay Communities, Inc.	4,481,360	0.1
3,626,998		Bank of America Corp.	34,710,371	0.8
415,162		Bank of New York Mellon Corp.	10,017,859	0.2
234,743		BB&T Corp.	7,368,583	0.2
592,300	@	Berkshire Hathaway, Inc.	48,065,145	1.1
33,800		Blackrock, Inc.	6,925,620	0.2
49,495		Boston Properties, Inc.	5,196,480	0.1
189,056		Capital One Financial Corp.	10,537,982	0.2
109,400	@	CBRE Group, Inc.	2,183,624	0.1
362,943		Charles Schwab Corp.	5,215,491	0.1
96,287		Chubb Corp.	6,654,395	0.2
54,929		Cincinnati Financial Corp.	1,895,600	0.0
982,580		Citigroup, Inc.	35,913,299	0.8
22,570		CME Group, Inc.	6,530,178	0.2
67,689		Comerica, Inc.	2,190,416	0.1
183,788		Discover Financial Services	6,127,492	0.1
85,460	@	E*Trade Financial Corp.	935,787	0.0
99,847		Equity Residential	6,252,419	0.1
31,279	L	Federated Investors, Inc.	700,962	0.0
309,739		Fifth Third Bancorp.	4,351,833	0.1
88,828		First Horizon National Corp.	922,035	0.0
49,019		Franklin Resources, Inc.	6,079,827	0.1
165,340	@	Genworth Financial, Inc.	1,375,629	0.0
170,303		Goldman Sachs Group, Inc.	21,180,584	0.5
149,954		Hartford Financial Services Group, Inc.	3,161,030	0.1
137,100		HCP, Inc.	5,409,966	0.1
59,800		Health Care Real Estate Investment Trust, Inc.	3,286,608	0.1
237,927		Host Hotels & Resorts, Inc.	3,906,761	0.1
177,600		Hudson City Bancorp., Inc.	1,298,256	0.0
290,662		Huntington Bancshares, Inc.	1,874,770	0.0
24,700	@	IntercontinentalExchange, Inc.	3,394,274	0.1
151,800	@	Invesco Ltd.	4,048,506	0.1
1,299,271		JPMorgan Chase & Co.	59,740,481	1.4
320,952		Keycorp	2,728,092	0.1
137,055		Kimco Realty Corp.	2,639,679	0.1
46,845		Legg Mason, Inc.	1,308,381	0.0

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
66,700		Leucadia National Corp.	$1,740,870	0.0
103,879		Lincoln National Corp.	2,738,250	0.1
104,721		Loews Corp.	4,175,226	0.1
42,406		M&T Bank Corp.	3,684,233	0.1
182,498		Marsh & McLennan Cos., Inc.	5,984,109	0.1
356,106		Metlife, Inc.	13,300,559	0.3
67,739		Moody’s Corp.	2,851,812	0.1
499,876		Morgan Stanley	9,817,565	0.2
47,300	@	Nasdaq Stock Market, Inc.	1,225,070	0.0
81,123		Northern Trust Corp.	3,849,286	0.1
88,200		NYSE Euronext	2,646,882	0.1
126,700		People’s United Financial, Inc.	1,677,508	0.0
54,615		Plum Creek Timber Co., Inc.	2,269,799	0.1
177,228		PNC Financial Services Group, Inc.	11,429,434	0.3
105,616		Principal Financial Group, Inc.	3,116,728	0.1
215,141		Progressive Corp.	4,986,968	0.1
154,457		ProLogis, Inc.	5,563,541	0.1
163,678		Prudential Financial, Inc.	10,375,548	0.2
47,635		Public Storage, Inc.	6,581,728	0.2
490,854		Regions Financial Corp.	3,234,728	0.1
98,855		Simon Property Group, Inc.	14,401,196	0.3
173,163		SLM Corp.	2,729,049	0.1
169,769		State Street Corp.	7,724,490	0.2
180,800		SunTrust Bank	4,369,936	0.1
86,410		T. Rowe Price Group, Inc.	5,642,573	0.1
35,918		Torchmark Corp.	1,790,512	0.0
141,043		Travelers Cos., Inc.	8,349,746	0.2
102,227		UnumProvident Corp.	2,502,517	0.1
646,893		US Bancorp.	20,493,570	0.5
96,900		Ventas, Inc.	5,532,990	0.1
62,114		Vornado Realty Trust	5,229,999	0.1
1,778,067		Wells Fargo & Co.	60,703,207	1.4
181,450		Weyerhaeuser Co.	3,977,384	0.1
110,599		XL Group PLC	2,398,892	0.1
62,088		Zions Bancorp.	1,332,409	0.0
			644,212,286	14.8
		Health Care: 11.4%
524,128		Abbott Laboratories	32,123,805	0.7
125,564		Aetna, Inc.	6,298,290	0.1
116,922		Agilent Technologies, Inc.	5,204,198	0.1
103,662		Allergan, Inc.	9,892,465	0.2
90,724		AmerisourceBergen Corp.	3,599,928	0.1
270,959		Amgen, Inc.	18,422,503	0.4
191,336		Baxter International, Inc.	11,438,066	0.3
73,187		Becton Dickinson & Co.	5,682,971	0.1
81,670	@	Biogen Idec, Inc.	10,287,970	0.2
515,492	@	Boston Scientific Corp.	3,082,642	0.1
574,418		Bristol-Myers Squibb Co.	19,386,608	0.4
115,922		Cardinal Health, Inc.	4,997,398	0.1
75,311	@	CareFusion Corp.	1,952,814	0.0
154,460	@	Celgene Corp.	11,973,739	0.3
49,000	@	Cerner Corp.	3,731,840	0.1
91,068		Cigna Corp.	4,485,099	0.1
49,975		Coventry Health Care, Inc.	1,777,611	0.0
166,200		Covidien PLC	9,087,816	0.2
29,121		CR Bard, Inc.	2,874,825	0.1
31,400	@	DaVita, Inc.	2,831,338	0.1
47,600		Densply International, Inc.	1,910,188	0.0
38,700	@	Edwards Lifesciences Corp.	2,814,651	0.1
343,093		Eli Lilly & Co.	13,816,355	0.3
166,512	@	Express Scripts, Inc.	9,021,620	0.2
92,504	@	Forest Laboratories, Inc.	3,208,964	0.1
259,800	@	Gilead Sciences, Inc.	12,691,230	0.3
55,516	@	Hospira, Inc.	2,075,743	0.1
56,168		Humana, Inc.	5,194,417	0.1
13,100	@	Intuitive Surgical, Inc.	7,096,925	0.2
929,420		Johnson & Johnson	61,304,543	1.4
34,160	@	Laboratory Corp. of America Holdings	3,127,007	0.1
60,859	@	Life Technologies Corp.	2,971,136	0.1
82,906		McKesson Corp.	7,276,660	0.2
129,888	@	Medco Health Solutions, Inc.	9,131,126	0.2
355,623		Medtronic, Inc.	13,936,865	0.3
1,037,543		Merck & Co., Inc.	39,841,651	0.9
143,463	@	Mylan Laboratories	3,364,207	0.1
31,585		Patterson Cos., Inc.	1,054,939	0.0
38,119		PerkinElmer, Inc.	1,054,372	0.0
30,800		Perrigo Co.	3,181,948	0.1
2,570,358		Pfizer, Inc.	58,244,312	1.3
53,361		Quest Diagnostics	3,263,025	0.1
110,951		St. Jude Medical, Inc.	4,916,239	0.1
111,133		Stryker Corp.	6,165,659	0.1
159,403	@	Tenet Healthcare Corp.	846,430	0.0
128,503		Thermo Fisher Scientific, Inc.	7,244,999	0.2
362,449		UnitedHealth Group, Inc.	21,362,744	0.5
39,500	@	Varian Medical Systems, Inc.	2,723,920	0.1
30,691	@	Waters Corp.	2,843,828	0.1
42,278	@	Watson Pharmaceuticals, Inc.	2,835,163	0.1
121,479		WellPoint, Inc.	8,965,150	0.2
64,143		Zimmer Holdings, Inc.	4,123,112	0.1
			496,741,054	11.4
		Industrials: 10.6%
238,962		3M Co.	21,317,800	0.5
35,633		Avery Dennison Corp.	1,073,622	0.0
249,582		Boeing Co.	18,561,413	0.4
217,580		Caterpillar, Inc.	23,176,622	0.5
55,600		CH Robinson Worldwide, Inc.	3,641,244	0.1
39,716		Cintas Corp.	1,553,690	0.0
54,700		Cooper Industries PLC	3,498,065	0.1
368,876		CSX Corp.	7,938,211	0.2
65,564		Cummins, Inc.	7,870,303	0.2
191,566		Danaher Corp.	10,727,696	0.3
139,328		Deere & Co.	11,271,635	0.3
62,633		Dover Corp.	3,942,121	0.1
16,600		The Dun & Bradstreet Corp.	1,406,518	0.0
114,890		Eaton Corp.	5,724,969	0.1
250,893		Emerson Electric Co.	13,091,597	0.3
41,206		Equifax, Inc.	1,823,778	0.0
71,500		Expeditors International Washington, Inc.	3,325,465	0.1
99,400		Fastenal Co.	5,377,540	0.1
106,735		FedEx Corp.	9,815,351	0.2
18,800		Flowserve Corp.	2,171,588	0.1
58,518		Fluor Corp.	3,513,421	0.1
121,851		General Dynamics Corp.	8,941,426	0.2
3,591,100		General Electric Co.	72,073,377	1.7
42,119		Goodrich Corp.	5,283,407	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
263,542		Honeywell International, Inc.	$16,089,239	0.4
165,486		Illinois Tool Works, Inc.	9,452,560	0.2
111,400		Ingersoll-Rand PLC	4,606,390	0.1
68,500		Iron Mountain, Inc.	1,972,800	0.1
43,000	@	Jacobs Engineering Group, Inc.	1,907,910	0.0
35,400		Joy Global, Inc.	2,601,900	0.1
35,490		L-3 Communications Holdings, Inc.	2,511,627	0.1
92,657		Lockheed Martin Corp.	8,326,158	0.2
120,384		Masco Corp.	1,609,534	0.0
117,114		Norfolk Southern Corp.	7,709,615	0.2
93,590		Northrop Grumman Corp.	5,716,477	0.1
123,199		Paccar, Inc.	5,769,409	0.1
39,152		Pall Corp.	2,334,634	0.1
52,145		Parker Hannifin Corp.	4,408,860	0.1
68,054	L	Pitney Bowes, Inc.	1,196,389	0.0
48,500		Precision Castparts Corp.	8,385,650	0.2
71,500	@	Quanta Services, Inc.	1,494,350	0.0
119,137		Raytheon Co.	6,288,051	0.1
107,851		Republic Services, Inc.	3,295,927	0.1
48,749		Robert Half International, Inc.	1,477,095	0.0
48,212		Rockwell Automation, Inc.	3,842,496	0.1
51,748		Rockwell Collins, Inc.	2,978,615	0.1
32,300		Roper Industries, Inc.	3,202,868	0.1
63,287	L	RR Donnelley & Sons Co.	784,126	0.0
17,237		Ryder System, Inc.	910,114	0.0
19,549		Snap-On, Inc.	1,191,902	0.0
270,752		Southwest Airlines Co.	2,230,996	0.1
56,700		Stanley Black & Decker, Inc.	4,363,632	0.1
29,000	@	Stericycle, Inc.	2,425,560	0.1
93,384		Textron, Inc.	2,598,877	0.1
156,300		Tyco International Ltd.	8,780,934	0.2
164,398		Union Pacific Corp.	17,669,497	0.4
330,276		United Parcel Service, Inc. - Class B	26,659,879	0.6
306,086		United Technologies Corp.	25,386,773	0.6
158,986		Waste Management, Inc.	5,558,151	0.1
20,450		WW Grainger, Inc.	4,392,864	0.1
61,100		Xylem, Inc.	1,695,525	0.0
			458,948,243	10.6
		Information Technology: 20.4%
217,000		Accenture PLC	13,996,500	0.3
166,351	@	Adobe Systems, Inc.	5,707,503	0.1
195,562	@	Advanced Micro Devices, Inc.	1,568,407	0.0
62,100	@	Akamai Technologies, Inc.	2,279,070	0.1
109,060		Altera Corp.	4,342,769	0.1
57,200		Amphenol Corp.	3,418,844	0.1
100,726		Analog Devices, Inc.	4,069,330	0.1
317,369	@	Apple, Inc.	190,253,194	4.4
443,643		Applied Materials, Inc.	5,518,919	0.1
77,002	@	Autodesk, Inc.	3,258,725	0.1
164,846		Automatic Data Processing, Inc.	9,097,851	0.2
59,078	@	BMC Software, Inc.	2,372,572	0.1
162,186		Broadcom Corp.	6,373,910	0.1
127,484		CA, Inc.	3,513,459	0.1
1,831,568		Cisco Systems, Inc.	38,737,663	0.9
63,411	@	Citrix Systems, Inc.	5,003,762	0.1
102,300	@	Cognizant Technology Solutions Corp.	7,871,985	0.2
52,279		Computer Sciences Corp.	1,565,233	0.0
529,136		Corning, Inc.	7,450,235	0.2
522,316	@	Dell, Inc.	8,670,446	0.2
386,207	@	eBay, Inc.	14,247,176	0.3
112,593	@	Electronic Arts, Inc.	1,855,533	0.0
695,372	@	EMC Corp.	20,777,715	0.5
27,300	@	F5 Networks, Inc.	3,684,408	0.1
84,700		Fidelity National Information Services, Inc.	2,805,264	0.1
19,700	@, L	First Solar, Inc.	493,485	0.0
47,658	@	Fiserv, Inc.	3,306,989	0.1
53,800		Flir Systems, Inc.	1,361,678	0.0
85,395	@	Google, Inc. - Class A	54,758,690	1.3
40,500		Harris Corp.	1,825,740	0.0
669,984		Hewlett-Packard Co.	15,965,719	0.4
391,855		International Business Machines Corp.	81,760,546	1.9
1,705,132		Intel Corp.	47,931,261	1.1
102,326		Intuit, Inc.	6,152,862	0.1
61,735		Jabil Circuit, Inc.	1,550,783	0.0
76,787	@	JDS Uniphase Corp.	1,112,644	0.0
179,485	@	Juniper Networks, Inc.	4,106,617	0.1
56,194		KLA-Tencor Corp.	3,058,077	0.1
26,721	L	Lexmark International, Inc.	888,206	0.0
76,676		Linear Technology Corp.	2,583,981	0.1
192,865	@	LSI Logic Corp.	1,674,068	0.0
36,000		Mastercard, Inc.	15,139,440	0.3
64,200	L	Microchip Technology, Inc.	2,388,240	0.1
338,215	@	Micron Technology, Inc.	2,739,542	0.1
2,540,402		Microsoft Corp.	81,927,964	1.9
46,070		Molex, Inc.	1,295,488	0.0
92,786	@	Motorola Mobility Holdings, Inc.	3,640,923	0.1
106,755		Motorola Solutions, Inc.	5,426,357	0.1
124,026	@	NetApp, Inc.	5,552,644	0.1
28,099	@	Novellus Systems, Inc.	1,402,421	0.0
203,313	@	Nvidia Corp.	3,128,987	0.1
1,330,604		Oracle Corp.	38,800,413	0.9
108,500		Paychex, Inc.	3,362,415	0.1
565,552		Qualcomm, Inc.	38,468,847	0.9
65,100	@	Red Hat, Inc.	3,898,839	0.1
93,100	@	SAIC, Inc.	1,228,920	0.0
45,564	@	Salesforce.com, Inc.	7,040,094	0.2
80,525	@	Sandisk Corp.	3,993,235	0.1
252,365	@	Symantec Corp.	4,719,225	0.1
142,000	@	TE Connectivity Ltd.	5,218,500	0.1
56,700	@	Teradata Corp.	3,864,105	0.1
62,642	@	Teradyne, Inc.	1,058,023	0.0
388,960		Texas Instruments, Inc.	13,072,946	0.3
55,100		Total System Services, Inc.	1,271,157	0.0
56,000		VeriSign, Inc.	2,147,040	0.0
172,300		Visa, Inc.	20,331,400	0.5
78,500	@	Western Digital Corp.	3,249,115	0.1
211,291		Western Union Co.	3,718,722	0.1
472,691		Xerox Corp.	3,819,343	0.1
89,247		Xilinx, Inc.	3,251,268	0.1
425,173	@	Yahoo!, Inc.	6,471,133	0.1
			888,598,565	20.4
		Materials: 3.4%
71,815		Air Products & Chemicals, Inc.	6,592,617	0.2

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
23,000		Airgas, Inc.	$2,046,310	0.1
358,358		Alcoa, Inc.	3,590,747	0.1
35,900		Allegheny Technologies, Inc.	1,478,003	0.0
55,092		Ball Corp.	2,362,345	0.1
34,826		Bemis Co., Inc.	1,124,531	0.0
24,100		CF Industries Holdings, Inc.	4,401,865	0.1
49,200		Cliffs Natural Resources, Inc.	3,407,592	0.1
397,778		Dow Chemical Co.	13,779,030	0.3
47,226		Eastman Chemical Co.	2,441,112	0.1
98,100		Ecolab, Inc.	6,054,732	0.1
314,043		EI Du Pont de Nemours & Co.	16,612,875	0.4
24,100		FMC Corp.	2,551,226	0.1
319,220		Freeport-McMoRan Copper & Gold, Inc.	12,143,129	0.3
27,343		International Flavors & Fragrances, Inc.	1,602,300	0.0
147,222		International Paper Co.	5,167,492	0.1
57,468		MeadWestvaco Corp.	1,815,414	0.0
180,059		Monsanto Co.	14,361,506	0.3
86,400		Mosaic Co/The	4,777,056	0.1
166,468		Newmont Mining Corp.	8,534,814	0.2
106,597		Nucor Corp.	4,578,341	0.1
55,300	@	Owens-Illinois, Inc.	1,290,702	0.0
52,974		PPG Industries, Inc.	5,074,909	0.1
101,838		Praxair, Inc.	11,674,708	0.3
53,960		Sealed Air Corp.	1,041,968	0.0
29,761		Sherwin-Williams Co.	3,234,128	0.1
41,094		Sigma-Aldrich Corp.	3,002,328	0.1
28,300		Titanium Metals Corp.	383,748	0.0
48,446	L	United States Steel Corp.	1,422,859	0.0
43,500		Vulcan Materials Co.	1,858,755	0.0
			148,407,142	3.4
		Telecommunications: 2.8%
2,008,627		AT&T, Inc.	62,729,421	1.5
207,641		CenturyTel, Inc.	8,025,325	0.2
84,400	@	Crown Castle International Corp.	4,501,896	0.1
335,052	L	Frontier Communications Corp.	1,397,167	0.0
98,700	@	MetroPCS Communications, Inc.	890,274	0.0
1,008,384	@	Sprint Nextel Corp.	2,873,894	0.1
953,236		Verizon Communications, Inc.	36,442,212	0.8
171,790		Windstream Corp.	2,011,661	0.1
			118,871,850	2.8
		Utilities: 3.3%
221,363	@	AES Corp.	2,893,214	0.1
32,356		AGL Resources, Inc.	1,269,002	0.0
81,309		Ameren Corp.	2,649,047	0.1
162,373		American Electric Power Co., Inc.	6,264,350	0.2
143,411		CenterPoint Energy, Inc.	2,828,065	0.1
84,797		CMS Energy Corp.	1,865,534	0.0
98,600		Consolidated Edison, Inc.	5,760,212	0.1
191,670		Dominion Resources, Inc.	9,815,421	0.2
57,069		DTE Energy Co.	3,140,507	0.1
448,543		Duke Energy Corp.	9,423,889	0.2
109,702		Edison International	4,663,432	0.1
59,486		Entergy Corp.	3,997,459	0.1
286,336		Exelon Corp.	11,227,235	0.3
140,823		FirstEnergy Corp.	6,420,121	0.2
26,194		Integrys Energy Group, Inc.	1,388,020	0.0
142,186		NextEra Energy, Inc.	8,684,721	0.2
94,526		NiSource, Inc.	2,301,708	0.1
59,500		Northeast Utilities	2,208,640	0.1
81,200	@	NRG Energy, Inc.	1,272,404	0.0
34,800		Oneok, Inc.	2,841,768	0.1
76,300		Pepco Holdings, Inc.	1,441,307	0.0
135,433		Pacific Gas & Electric Co.	5,879,147	0.1
36,691		Pinnacle West Capital Corp.	1,757,499	0.0
194,593		PPL Corp.	5,499,198	0.1
99,311		Progress Energy, Inc.	5,274,407	0.1
170,320		Public Service Enterprise Group, Inc.	5,213,495	0.1
38,700		SCANA Corp.	1,765,107	0.0
80,667		Sempra Energy	4,836,793	0.1
288,756		Southern Co.	12,973,807	0.3
72,571		TECO Energy, Inc.	1,273,621	0.0
78,698		Wisconsin Energy Corp.	2,768,596	0.1
163,237		Xcel Energy, Inc.	4,320,883	0.1
			143,918,609	3.3
		Total Common Stock (Cost $3,419,085,425)	4,330,719,481	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateral(cc)(1): 0.4%
906,961		BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $906,973, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $925,100, due 01/01/22-03/01/42)	$906,961	0.0
4,308,052		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $4,308,112, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,394,213, due 03/31/12-04/01/42)	4,308,052	0.1

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
4,308,052		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $4,308,116, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $4,394,213, due 03/01/18-04/15/43)	$4,308,052	0.1
4,308,052		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $4,308,123, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $4,394,213, due 07/19/12-04/01/42)	4,308,052	0.1
4,308,052		Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $4,308,105, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $4,394,214, due 10/01/20-12/01/40)	4,308,052	0.1
			18,139,169	0.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
12,752,100		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,752,100)	$12,752,100	0.3
		Total Short-Term Investments (Cost $30,891,269)	30,891,269	0.7
		Total Investments in Securities (Cost $3,449,976,694)	$4,361,610,750	100.3
		Liabilities in Excess of Other Assets	(12,491,353)	(0.3)
		Net Assets	$4,349,119,397	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $3,517,084,259.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,001,684,172
		Gross Unrealized Depreciation	(157,157,681)
		Net Unrealized Appreciation	$844,526,491

PORTFOLIO OF INVESTMENTS
ING U.S. Stock Index Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$4,330,719,481	$—	$—	$4,330,719,481
Short-Term Investments	12,752,100	18,139,169	—	30,891,269
Total Investments, at value	$4,343,471,581	$18,139,169	$—	$4,361,610,750
Other Financial Instruments+
Futures	357,449	—	—	357,449
Total Assets	$4,343,829,030	$18,139,169	$—	$4,361,968,199

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

ING U.S. Stock Index Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	169	06/15/12	$11,857,040	$357,449
			$11,857,040	$357,449

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012